As filed with the Securities and Exchange Commission on February 14, 2005	Registration No. 333-109860 Registration No. 811-2513

SECURITIES AND EXCHANGE COMMISSION Washington, D.C. 20549 FORM N-4

Post-Effective Amendment No. 2 To REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933 and Amendment to REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940

Variable Annuity Account C of ING Life Insurance and Annuity Company

ING Life Insurance and Annuity Company

151 Farmington Avenue, TS31, Hartford, Connecticut 06156

Depositor's Telephone Number, including Area Code: (860) 723-2239

Michael A. Pignatella, Counsel
ING US Legal Services
151 Farmington Avenue, TS31, Hartford, Connecticut 06156
(Name and Address of Agent for Service)

It is proposed that this filing will become effective:
immediately upon filing pursuant to paragraph (b) of Rule 485

X	on February 14, 2005 pursuant to paragraph (b) of Rule 485

PARTS A AND B

The Prospectus and the Statement of Additional Information , each dated May 1, 2004, are incorporated into Parts A and B, respectively, of this Post-Effective Amendment No. 2 by reference to Registrant's filings under: Rule 485(b), as filed on April 16, 2004 and declared effective on May 1, 2004, Rule 479(e) as filed on August 5, 2004, August 18, 2004, October 29, 2004 and November 3, 2004 (File No. 333-109860).

A supplement to the Prospectus and a supplement to the Statement of Additional Information each dated February 14, 2005, are included in Parts A and B, respectively, of this Post-Effective Amendment.

ING Life Insurance and Annuity Company
Variable Annuity Account C

ING MAP Plus NPSM

Supplement dated February 14, 2005 to the
Contract Prospectus and Contract Prospectus Summary, each dated May 1, 2004, as supplemented on August 5, 2004, August 18, 2004, October 29, 2004
and November 3, 2004

The information in this Supplement updates and amends certain information contained in the Contract Prospectus and Contract Prospectus Summary. You should read this Supplement along with the current Contract Prospectus and Contract Prospectus Summary.

1.	Effective February 14, 2005, the following new investment option may be available under your contract.
ING Oppenheimer Global Portfolio (Initial Class)
2.

The minimum and maximum total fund operating expenses shown in the Contract Prospectus will not change with the addition of the funds in Item 1 of this supplement. Therefore, there is no change to the hypothetical examples shown in the Contract Prospectus and Contract Prospectus Summary.

3.	The following adds information about the new fund to the Fund Expense Table beginning on page 7 of the Contract Prospectus.
Fund Name	Management (Advisory) Fees	12b-1 Fee	Other Expenses	Total Annual Fund Operating Expenses	Fees and Expenses Waived or Reimbursed	Net Annual Fund Operating Expenses
ING Oppenheimer Global Portfolio (Initial Class) (60)	0.60%	--	0.06%	0.66%	--	0.66%

4.	The Footnotes to "Fund Expense Table" beginning on page 9 of the Contract Prospectus are amended by adding the following footnote:
	(60)	Effective December 1, 2004, the administrative fees included in Other Expenses have been restated to reflect a decrease from 0.60% to 0.06% for ING Oppenheimer Global Portfolio.

X.109860-04A C04-1213-009	Page 1 of 3	February 2005

5.	The following replaces the paragraph labeled "Limits Imposed by the Funds" in the Investment Options section in the Contract Prospectus.

Limits Imposed by Underlying Funds. Orders for the purchase of fund shares may be subject to acceptance or rejection by the underlying fund. We reserve the right to reject, without prior notice, any allocation of a purchase payment to a subaccount if the subaccount's investment in its corresponding fund is not accepted by the fund for any reason.

6.

The following replaces the paragraphs under "Limits on Frequent or Disruptive Transfers" and "Limits Imposed by the Funds" in the Transfers section in the Contract Prospectus and in section "4. Investment Options" of the Contract Prospectus Summary.

Limits Imposed by Underlying Funds. Orders for the purchase of fund shares may be subject to acceptance or rejection by the underlying fund. We reserve the right to reject, without prior notice, any allocation of a purchase payment to a subaccount if the subaccount's investment in its corresponding fund is not accepted by the fund for any reason.

Limits on Frequent or Disruptive Transfers. The contract is not designed to serve as a vehicle for frequent trading. Frequent trading can disrupt management of a fund and raise its expenses through: 1) increased trading and transaction costs; 2) forced and unplanned portfolio turnover; 3) lost opportunity costs; and 4) large asset swings that decrease the fund's ability to provide maximum investment return to all contract holders and participants. This in turn can have an adverse effect on fund performance. Accordingly, individuals or organizations that use market-timing investment strategies and make frequent transfers should not purchase the contract.

We monitor transfer activity. With regard to frequent transfers, in the event that an individual's or organization's transfer activity:

1. exceeds our then-current monitoring standard for frequent trading;

2. is identified as problematic by an underlying fund even if the activity does not exceed our monitoring standard for frequent trading; or

3. if we determine in our sole discretion that such transfer activity may not be in the best interests of other contract holders or participants,

we will take the following actions to deter such activity. Upon the first violation, we will send a one time warning letter. A second violation will result in the suspension of trading privileges via facsimile, telephone, email and internet, and limit trading privileges to submission by regular U.S. mail for a period of six months. At the end of that period, trading privileges will be reinstated. If there is another violation after such rights are reinstated, we will suspend such privileges permanently. We will notify you in writing if we take any of these actions.

With regard to transfers initiated by a market-timing organization or individual or other party authorized to give transfer instructions on behalf of multiple contract owners or participants, we will also take the following actions, without prior notice: (1) not accepting transfer instructions from an agent acting on behalf of more than one contract holder or participant; and (2) not accepting preauthorized transfer forms from market timers or other entities acting on behalf of more than one contract holder or participant at a time.

X.109860-04A C04-1213-009	Page 2 of 3	February 2005

Our current definition of frequent trading is more than one purchase and sale of the same underlying fund within a 30-day period. We do not count transfers associated with scheduled dollar cost averaging or automatic rebalancing programs and transfers involving certain de minimis amounts when determining whether trading activity is excessive. We reserve the right to modify our general standard, or the standard as it may apply to a particular fund, at any time without prior notice, depending on, among other factors, the needs of the underlying fund(s), the best interests of contract holders, participants and fund investors and/or state or federal regulatory requirements. If we modify such standard, it will be applied uniformly to all contract holders and participants or, as applicable, to all contract holders and participants investing in the underlying fund.

In addition, if, due to the excessive dollar amounts of trades, even though not within our then current definition of frequent trading, an individual's or organization's transfer activity is determined, in our sole discretion, to be disruptive, we will take the same actions as are described above to limit frequent transfers.

The Company does not allow waivers to the above policy. Our excessive trading policy may not be completely successful in preventing market timing or excessive trading activity.

7.	The following information is added to Appendix IV - Fund Descriptions in the Contract Prospectus.
Fund Name	Investment Adviser/ Subadviser	Investment Objective(s)/Summary of Principal Investment Strategies
ING Partners, Inc. -- ING Oppenheimer Global Portfolio (Initial Class)	ING Life Insurance and Annuity Company Subadviser: OppenheimerFunds, Inc.

Seeks capital appreciation. Invests mainly in common stocks of companies in the U.S. and foreign countries. Can invest without limit in foreign securities and can invest in any country, including countries with developed or emerging markets.

8.

Appendix V - Condensed Financial Information is added to the Contract Prospectus to provide information for (1) the accumulation unit value (AUV) at the beginning of the period, (2) the AUV at the end of the period and (3) the total number of accumulation units outstanding at the end of the period for each subaccount of Variable Annuity Account C available under the contracts for the period ended September 30, 2004. For those subaccounts that commenced operations during the period ended September 30, 2004 the "Value at beginning of period" shown is the value at first date of investment. For those subaccounts that ended operations during the period ended September 30, 2004 the "Value at end of period" shown is the value at the last date of investment. Appendix V - Condensed Financial Information is attached at the end of this supplement as Exhibit I.

9.	The following information is added to the Fund Expense Table on page 7 of the Contract Prospectus Summary.
	Column 1	Column 2	Column 3
	Maximum Total Subaccount Annual Charges	Total Annual Fund Operating Expenses	Total Annual Expenses (Subaccount Plus Fund Expenses)
ING Oppenheimer Global Portfolio (Initial Class)	2.25%	0.66%	2.91%

X.109860-04A C04-1213-009	Page 3 of 3	February 2005

EXHIBIT I TABLE I APPENDIX V CONDENSED FINANCIAL INFORMATION

FOR CONTRACTS WITH TOTAL SEPARATE ACCOUNT CHARGES OF 0.30%, 0.40%, 0.45%, 0.50%, 0.70%, 0.75% AND 0.80% (Selected data for accumulation units outstanding as of September 30, 2004)

	0.30%	0.40%	0.45%	0.50%	0.70%	0.75%	0.80%
AIM HEALTH SCIENCES FUND
Value at beginning of period							$9.10
Value at end of period							$9.28
Number of accumulation units outstanding at end of period							1,962
AIM MID CAP CORE EQUITY FUND
Value at beginning of period				$10.25
Value at end of period				$10.26
Number of accumulation units outstanding at end of period				17,257
ALLIANCEBERNSTEIN GROWTH AND INCOME FUND
Value at beginning of period						$9.83
Value at end of period						$9.91
Number of accumulation units outstanding at end of period						1,618
AMERICAN BALANCED FUND®
Value at beginning of period	$10.09	$10.06		$9.97	$9.93		$9.90
Value at end of period	$10.03	$10.02		$10.02	$10.00		$10.00
Number of accumulation units outstanding at end of period	965	10,000		4,024	39,909		2,223
ARIEL APPRECIATION FUND
Value at beginning of period				$9.96	$9.92
Value at end of period				$9.98	$9.97
Number of accumulation units outstanding at end of period				7,667	7,499
BARON ASSET FUND
Value at beginning of period		$10.25			$10.32	$10.24
Value at end of period		$10.48			$10.46	$10.46
Number of accumulation units outstanding at end of period		666			70	1,382
BARON GROWTH FUND
Value at beginning of period	$10.23				$10.30	$10.25	$9.74
Value at end of period	$10.53				$10.50	$10.50	$10.49
Number of accumulation units outstanding at end of period	1,805				6,695	5,814	2,326
EUROPACIFIC GROWTH FUND®
Value at beginning of period		$10.10		$10.10	$10.02
Value at end of period		$10.21		$10.20	$10.19
Number of accumulation units outstanding at end of period		2,715		12,590	13,416
EVERGREEN SPECIAL VALUES FUND
Value at beginning of period	$10.31			$10.30		$10.27
Value at end of period	$10.46			$10.44		$10.43
Number of accumulation units outstanding at end of period	1,877			2,634		1,477
FIDELITY® ADVISOR MID CAP FUND
Value at beginning of period	$9.81	$9.78		$9.73	$9.90		$9.35
Value at end of period	$9.94	$9.94		$9.93	$9.92		$9.91
Number of accumulation units outstanding at end of period	439	10,068		5,359	8,891		1,613
FIDELITY® VIP CONTRAFUND® PORTFOLIO
Value at beginning of period	$10.32	$10.35	$10.42	$10.20	$9.97		$9.96
Value at end of period	$10.49	$10.48	$10.48	$10.47	$10.46		$10.45
Number of accumulation units outstanding at end of period	1,847	17,870	4,681	8,594	31		1,772
FIDELITY® VIP EQUITY-INCOME PORTFOLIO
Value at beginning of period					$9.73
Value at end of period					$10.00
Number of accumulation units outstanding at end of period					135

I - 1

Condensed Financial Information (continued)

	0.30%	0.40%	0.45%	0.50%	0.70%	0.75%	0.80%
FIDELITY® VIP GROWTH PORTFOLIO
Value at beginning of period							$8.93
Value at end of period							$9.10
Number of accumulation units outstanding at end of period							1,948
ING AMERICAN CENTURY SMALL CAP VALUE PORTFOLIO
Value at beginning of period		$10.34
Value at end of period		$10.46
Number of accumulation units outstanding at end of period		3,099
ING FINANCIAL SERVICES FUND
Value at beginning of period				$9.95
Value at end of period				$9.90
Number of accumulation units outstanding at end of period				1,349
ING GNMA INCOME FUND
Value at beginning of period	$10.15		$10.01		$9.85	$10.14	$10.09
Value at end of period	$10.16		$10.15		$10.13	$10.13	$10.13
Number of accumulation units outstanding at end of period	38		6,515		8,667	2,802	385
ING INTERMEDIATE BOND FUND
Value at beginning of period		$10.24	$9.95	$10.17		$10.20
Value at end of period		$10.19	$10.19	$10.18		$10.17
Number of accumulation units outstanding at end of period		15,448	1,343	5,137		8,067
ING PIMCO TOTAL RETURN PORTFOLIO
Value at beginning of period		$10.23	$10.00	$10.17	$9.82	$10.19
Value at end of period		$10.20	$10.19	$10.19	$10.18	$10.17
Number of accumulation units outstanding at end of period		13,210	10,216	6,452	11,000	1,114
ING REAL ESTATE FUND
Value at beginning of period			$10.46		$10.76	$10.58	$10.53
Value at end of period			$10.81		$10.79	$10.79	$10.78
Number of accumulation units outstanding at end of period			2,892		22	3,028	937
ING T. ROWE PRICE DIVERSIFIED MIDCAP GROWTH PORTFOLIO
Value at beginning of period			$9.68
Value at end of period			$9.23
Number of accumulation units outstanding at end of period			2,047
ING T. ROWE PRICE EQUITY INCOME PORTFOLIO
Value at beginning of period		$10.30		$10.30
Value at end of period		$10.30		$10.29
Number of accumulation units outstanding at end of period		1,013		1,646
ING T. ROWE PRICE GROWTH EQUITY PORTFOLIO
Value at beginning of period		$9.65
Value at end of period		$9.69
Number of accumulation units outstanding at end of period		13,333
ING VP INDEX PLUS LARGECAP PORTFOLIO
Value at beginning of period	$9.94	$9.88		$9.93		$9.80	$9.67
Value at end of period	$9.90	$9.90		$9.89		$9.87	$9.87
Number of accumulation units outstanding at end of period	7,880	4,036		745		1,934	953
ING VP INDEX PLUS MIDCAP PORTFOLIO
Value at beginning of period	$10.07	$10.05				$9.99	$9.73
Value at end of period	$10.16	$10.16				$10.13	$10.13
Number of accumulation units outstanding at end of period	3,774	789				540	355
ING VP INDEX PLUS SMALLCAP PORTFOLIO
Value at beginning of period		$10.29	$10.32			$10.27	$9.88
Value at end of period		$10.45	$10.45			$10.43	$10.42
Number of accumulation units outstanding at end of period		3,654	3,355			2,115	960

I - 2

Condensed Financial Information (continued)

	0.30%	0.40%	0.45%	0.50%	0.70%	0.75%	0.80%
ING VP INTERMEDIATE BOND PORTFOLIO
Value at beginning of period	$10.18			$9.95	$9.95		$10.09
Value at end of period	$10.20			$10.19	$10.18		$10.17
Number of accumulation units outstanding at end of period	3,001			1,006	4,234		1,407
ING VP INTERNATIONAL VALUE PORTFOLIO
Value at beginning of period	$10.03
Value at end of period	$10.26
Number of accumulation units outstanding at end of period	356
ING VP STRATEGIC ALLOCATION BALANCED PORTFOLIO
Value at beginning of period	$9.98			$10.02	$9.92	$9.96	$9.82
Value at end of period	$10.04			$10.03	$10.02	$10.01	$10.01
Number of accumulation units outstanding at end of period	16,912			16	845	16,501	989
ING VP STRATEGIC ALLOCATION GROWTH PORTFOLIO
Value at beginning of period	$10.01			$9.93	$9.88	$9.89	$9.73
Value at end of period	$9.99			$9.98	$9.96	$9.96	$9.96
Number of accumulation units outstanding at end of period	1,273			1,354	324	642	4,764
ING VP STRATEGIC ALLOCATION INCOME PORTFOLIO
Value at beginning of period	$10.08	$10.09		$10.06		$10.05	$9.91
Value at end of period	$10.09	$10.08		$10.08		$10.06	$10.06
Number of accumulation units outstanding at end of period	1,695	3		207		292	610
LORD ABBETT AFFILIATED FUND
Value at beginning of period			$9.91		$9.93	$9.94	$9.80
Value at end of period			$10.03		$10.01	$10.01	$10.01
Number of accumulation units outstanding at end of period			284		2,340	8,019	2,482
LORD ABBETT MID-CAP VALUE FUND
Value at beginning of period	$10.53		$10.43
Value at end of period	$10.65		$10.64
Number of accumulation units outstanding at end of period	1,220		5,240
LORD ABBETT SMALL-CAP VALUE FUND
Value at beginning of period			$10.44	$10.37	$10.05
Value at end of period			$10.63	$10.63	$10.61
Number of accumulation units outstanding at end of period			3,331	21,660	3,174
MASSACHUSETTS INVESTORS GROWTH STOCK FUND
Value at beginning of period			$9.65
Value at end of period			$9.52
Number of accumulation units outstanding at end of period			16,318
MUTUAL DISCOVERY FUND
Value at beginning of period			$10.18
Value at end of period			$10.39
Number of accumulation units outstanding at end of period			11,022
NEW PERSPECTIVE FUND®
Value at beginning of period	$9.82				$9.90
Value at end of period	$9.96				$9.93
Number of accumulation units outstanding at end of period	880				10,675
OPPENHEIMER CAPITAL APPRECIATION FUND
Value at beginning of period			$9.74	$9.62	$9.69	$9.53
Value at end of period			$9.57	$9.57	$9.55	$9.55
Number of accumulation units outstanding at end of period			5,797	1,484	82	9,984
OPPENHEIMER DEVELOPING MARKETS FUND
Value at beginning of period			$9.82			$10.54
Value at end of period			$10.75			$10.73
Number of accumulation units outstanding at end of period			2,109			3,266
OPPENHEIMER GLOBAL SECURITIES FUND/VA
Value at beginning of period		$9.80			$9.73		$9.38
Value at end of period		$9.88			$9.86		$9.85
Number of accumulation units outstanding at end of period		9,349			3,041		2,453

I - 3

Condensed Financial Information (continued)

	0.30%	0.40%	0.45%	0.50%	0.70%	0.75%	0.80%
OPPENHEIMER MAIN STREET FUND®
Value at beginning of period					$9.89
Value at end of period					$9.79
Number of accumulation units outstanding at end of period					1,035
PAX WORLD BALANCED FUND, INC.
Value at beginning of period			$10.14
Value at end of period			$10.23
Number of accumulation units outstanding at end of period			20
PIMCO NFJ SMALL-CAP VALUE FUND
Value at beginning of period					$10.13
Value at end of period					$10.72
Number of accumulation units outstanding at end of period					3,625
PIONEER FUND VCT PORTFOLIO
Value at beginning of period				$10.01
Value at end of period				$10.03
Number of accumulation units outstanding at end of period				33
PIONEER HIGH YIELD FUND
Value at beginning of period		$10.11	$9.82			$10.07	$9.86
Value at end of period		$10.14	$10.14			$10.12	$10.11
Number of accumulation units outstanding at end of period		9,820	4,910			3,970	1,216
T. ROWE PRICE MID-CAP VALUE FUND
Value at beginning of period				$10.37	$10.18	$10.36
Value at end of period				$10.47	$10.45	$10.45
Number of accumulation units outstanding at end of period				936	12,326	7,084
TEMPLETON FOREIGN FUND
Value at beginning of period			$9.97	$9.94	$9.97	$9.99
Value at end of period			$10.07	$10.06	$10.05	$10.05
Number of accumulation units outstanding at end of period			11,018	12,483	116	1,090
TEMPLETON GROWTH FUND, INC.
Value at beginning of period						$10.03
Value at end of period						$10.10
Number of accumulation units outstanding at end of period						2,240
THE GROWTH FUND OF AMERICA®
Value at beginning of period	$9.87			$9.91	$10.00
Value at end of period	$9.92			$9.90	$9.89
Number of accumulation units outstanding at end of period	1,197			19,218	31,224
THE INCOME FUND OF AMERICA®
Value at beginning of period	$10.25	$10.28				$9.84
Value at end of period	$10.32	$10.31				$9.89
Number of accumulation units outstanding at end of period	2,439	2,184				3,514
UBS U.S. SMALL CAP GROWTH FUND
Value at beginning of period				$9.15
Value at end of period				$9.35
Number of accumulation units outstanding at end of period				4,629
VANGUARD® EQUITY INCOME PORTFOLIO
Value at beginning of period				$10.11
Value at end of period				$10.32
Number of accumulation units outstanding at end of period				18,009
WASHINGTON MUTUAL INVESTORS FUNDSM
Value at beginning of period	$10.18		$9.97	$9.97	$9.95		$9.90
Value at end of period	$10.13		$10.12	$10.12	$10.11		$10.10
Number of accumulation units outstanding at end of period	1,575		21,716	21,459	28,017		567

I - 4

TABLE II CONDENSED FINANCIAL INFORMATION

FOR CONTRACTS WITH TOTAL SEPARATE ACCOUNT CHARGES OF 0.90%, 1.00%, 1.05%, 1.10%, 1.25%, 1.30% AND 1.40% (Selected data for accumulation units outstanding as of September 30, 2004)

	0.90%	1.00%	1.05%	1.10%	1.25%	1.30%	1.40%
AMERICAN BALANCED FUND®
Value at beginning of period				$9.95	$9.91	$9.96	$9.74
Value at end of period				$9.98	$9.97	$9.96	$9.96
Number of accumulation units outstanding at end of period				53	51	30	6,155
ARIEL APPRECIATION FUND
Value at beginning of period	$9.67		$9.99
Value at end of period	$9.96		$9.95
Number of accumulation units outstanding at end of period	115		84
ARIEL FUND
Value at beginning of period	$9.90		$10.50
Value at end of period	$10.79		$10.78
Number of accumulation units outstanding at end of period	2,098		800
BARON GROWTH FUND
Value at beginning of period	$9.95		$10.22	$9.89		$10.46
Value at end of period	$10.49		$10.48	$10.47		$10.46
Number of accumulation units outstanding at end of period	2,881		31	152		4
EUROPACIFIC GROWTH FUND®
Value at beginning of period	$9.54			$9.92			$9.53
Value at end of period	$10.17			$10.16			$10.14
Number of accumulation units outstanding at end of period	2,619			18			2,326
EVERGREEN SPECIAL VALUES FUND
Value at beginning of period					$10.14	$10.39
Value at end of period					$10.39	$10.39
Number of accumulation units outstanding at end of period					61	4
FIDELITY® ADVISOR MID CAP FUND
Value at beginning of period	$9.52	$9.75	$9.95	$9.51		$9.88
Value at end of period	$9.90	$9.90	$9.89	$9.89		$9.88
Number of accumulation units outstanding at end of period	2,780	23	1,646	32		5
FIDELITY® VIP CONTRAFUND® PORTFOLIO
Value at beginning of period	$9.96	$10.31	$10.22		$10.31	$10.42	$9.95
Value at end of period	$10.45	$10.44	$10.44		$10.42	$10.42	$10.41
Number of accumulation units outstanding at end of period	3,227	51	12,477		63	8	5,557
FIDELITY® VIP EQUITY-INCOME PORTFOLIO
Value at beginning of period					$9.92
Value at end of period					$9.96
Number of accumulation units outstanding at end of period					22
FIDELITY® VIP GROWTH PORTFOLIO
Value at beginning of period					$9.50
Value at end of period					$9.07
Number of accumulation units outstanding at end of period					28
FRANKLIN SMALL-MID CAP GROWTH FUND
Value at beginning of period				$9.38	$10.22		$9.31
Value at end of period				$9.65	$10.88		$9.63
Number of accumulation units outstanding at end of period				5	10		4,819
ING AMERICAN CENTURY SMALL CAP VALUE PORTFOLIO
Value at beginning of period							$9.95
Value at end of period							$10.39
Number of accumulation units outstanding at end of period							3,441

I - 5

Condensed Financial Information (continued)

	0.90%	1.00%	1.05%	1.10%	1.25%	1.30%	1.40%
ING BARON SMALL CAP GROWTH PORTFOLIO
Value at beginning of period							$9.97
Value at end of period							$10.43
Number of accumulation units outstanding at end of period							1,377
ING GNMA INCOME FUND
Value at beginning of period	$9.82						$9.78
Value at end of period	$10.12						$10.09
Number of accumulation units outstanding at end of period	1,327						1,558
ING INTERMEDIATE BOND FUND
Value at beginning of period	$9.75		$10.15	$9.94
Value at end of period	$10.16		$10.15	$10.14
Number of accumulation units outstanding at end of period	1,097		26	149
ING PIMCO TOTAL RETURN PORTFOLIO
Value at beginning of period			$9.97		$9.80		$9.78
Value at end of period			$10.15		$10.14		$10.13
Number of accumulation units outstanding at end of period			34		51		6,755
ING REAL ESTATE FUND
Value at beginning of period	$9.07
Value at end of period	$10.78
Number of accumulation units outstanding at end of period	1,086
ING T. ROWE PRICE DIVERSIFIED MIDCAP GROWTH PORTFOLIO
Value at beginning of period					$9.56
Value at end of period					$9.18
Number of accumulation units outstanding at end of period					13
ING T. ROWE PRICE EQUITY INCOME PORTFOLIO
Value at beginning of period							$9.78
Value at end of period							$10.23
Number of accumulation units outstanding at end of period							8,306
ING T. ROWE PRICE GROWTH EQUITY PORTFOLIO
Value at beginning of period				$9.54	$10.03	$9.63
Value at end of period				$9.64	$9.63	$9.63
Number of accumulation units outstanding at end of period				120	8	9
ING VAN KAMPEN COMSTOCK PORTFOLIO
Value at beginning of period	$9.74				$9.86
Value at end of period	$10.33				$10.31
Number of accumulation units outstanding at end of period	1,347				22
ING VP INDEX PLUS LARGECAP PORTFOLIO
Value at beginning of period		$9.84		$9.56	$9.90	$9.84	$9.67
Value at end of period		$9.86		$9.85	$9.84	$9.84	$9.83
Number of accumulation units outstanding at end of period		37		132	17	4	2,426
ING VP INDEX PLUS MIDCAP PORTFOLIO
Value at beginning of period		$10.01		$9.85	$10.10		$10.02
Value at end of period		$10.12		$10.11	$10.10		$10.09
Number of accumulation units outstanding at end of period		24		32	12		1,193
ING VP INTERMEDIATE BOND PORTFOLIO
Value at beginning of period						$10.14	$9.73
Value at end of period						$10.14	$10.13
Number of accumulation units outstanding at end of period						9	1,110
ING VP INTERNATIONAL VALUE PORTFOLIO
Value at beginning of period					$10.22	$10.19
Value at end of period					$10.20	$10.19
Number of accumulation units outstanding at end of period					5	6
ING VP STRATEGIC ALLOCATION BALANCED PORTFOLIO
Value at beginning of period			$9.87				$9.63
Value at end of period			$9.99				$9.97
Number of accumulation units outstanding at end of period			4,160				6,220

I - 6

Condensed Financial Information (continued)

	0.90%	1.00%	1.05%	1.10%	1.25%	1.30%	1.40%
ING VP STRATEGIC ALLOCATION GROWTH PORTFOLIO
Value at beginning of period	$9.58		$9.85				$9.57
Value at end of period	$9.95		$9.94				$9.92
Number of accumulation units outstanding at end of period	340		268				2,881
ING VP STRATEGIC ALLOCATION INCOME PORTFOLIO
Value at beginning of period	$9.68		$9.89				$9.67
Value at end of period	$10.05		$10.04				$10.02
Number of accumulation units outstanding at end of period	574		609				1,158
LORD ABBETT AFFILIATED FUND
Value at beginning of period			$10.06	$9.89
Value at end of period			$9.99	$9.99
Number of accumulation units outstanding at end of period			162	7
LORD ABBETT MID-CAP VALUE FUND
Value at beginning of period			$10.59	$10.07			$9.95
Value at end of period			$10.60	$10.59			$10.57
Number of accumulation units outstanding at end of period			87	220			4,780
LORD ABBETT SMALL-CAP VALUE FUND
Value at beginning of period		$10.33					$9.99
Value at end of period		$10.59					$10.57
Number of accumulation units outstanding at end of period		3					1,563
OPPENHEIMER CAPITAL APPRECIATION FUND
Value at beginning of period			$9.66
Value at end of period			$9.53
Number of accumulation units outstanding at end of period			115
OPPENHEIMER DEVELOPING MARKETS FUND
Value at beginning of period	$9.10				$9.51
Value at end of period	$10.72				$10.69
Number of accumulation units outstanding at end of period	3,822				70
OPPENHEIMER GLOBAL SECURITIES FUND/VA
Value at beginning of period		$9.76	$9.79	$9.28	$9.80	$9.82	$9.67
Value at end of period		$9.84	$9.83	$9.83	$9.82	$9.82	$9.81
Number of accumulation units outstanding at end of period		7	71	291	14	6	756
PIONEER HIGH YIELD FUND
Value at beginning of period	$9.57			$9.76
Value at end of period	$10.11			$10.09
Number of accumulation units outstanding at end of period	2,284			191
PIONEER MID CAP VALUE VCT PORTFOLIO
Value at beginning of period					$10.16
Value at end of period					$10.54
Number of accumulation units outstanding at end of period					11
T. ROWE PRICE MID-CAP VALUE FUND
Value at beginning of period	$9.81					$10.41
Value at end of period	$10.44					$10.41
Number of accumulation units outstanding at end of period	7,322					5
TEMPLETON FOREIGN FUND
Value at beginning of period			$9.84				$9.40
Value at end of period			$10.03				$10.00
Number of accumulation units outstanding at end of period			625				4,697
TEMPLETON GROWTH FUND, INC.
Value at beginning of period	$9.63		$10.06
Value at end of period	$10.09		$10.08
Number of accumulation units outstanding at end of period	1,225		24
THE GROWTH FUND OF AMERICA®
Value at beginning of period	$9.74	$9.84		$9.53	$9.99		$9.73
Value at end of period	$9.88	$9.87		$9.86	$9.85		$9.85
Number of accumulation units outstanding at end of period	4,328	32		478	78		10,512

I - 7

Condensed Financial Information (continued)

	0.90%	1.00%	1.05%	1.10%	1.25%	1.30%	1.40%
THE INCOME FUND OF AMERICA®
Value at beginning of period	$9.65	$10.24			$9.86
Value at end of period	$10.28	$10.27			$10.25
Number of accumulation units outstanding at end of period	1,151	41			212
VANGUARD® EQUITY INCOME PORTFOLIO
Value at beginning of period			$10.42
Value at end of period			$10.30
Number of accumulation units outstanding at end of period			5
WASHINGTON MUTUAL INVESTORS FUNDSM
Value at beginning of period	$9.75	$10.12		$10.00		$10.07	$9.95
Value at end of period	$10.09	$10.09		$10.08		$10.07	$10.06
Number of accumulation units outstanding at end of period	1,838	29		227		4	2,036

I - 8

ING Life Insurance and Annuity Company
Variable Annuity Account C

ING MAP Plus NPSM

Supplement dated February 14, 2005 to the
Statement of Additional Information dated May 1, 2004,
as supplemented on August 4, 2004, August 18, 2004 and November 3, 2004

The information in this Supplement updates and amends certain information contained in the Statement of Additional Information (SAI). You should read this Supplement along with the current SAI.

1.	Effective February 14, 2005, the following new investment option may be available under your contract.
ING Oppenheimer Global Portfolio (Initial Class)
2.

The following unaudited financial statement information for the period ended September 30, 2004 is added to the Financial Statements of the Separate Account and to the Financial Statements of ING Life Insurance and Annuity Company and Subsidiaries.

X.SAI109860-04	February 2005

Financial Statements (Unaudited)
ING Life Insurance and Annuity Company
Variable Annuity Account C
Nine months ended September 30, 2004

This page intentionally left blank.

ING life insurance and annuity company

variable annuity account c

Financial Statements

Nine months ended September 30, 2004

(Unaudited)

Contents
Statements of Assets and Liabilities	1
Statements of Operations	29
Statements of Changes in Net Assets	58
Notes to Financial Statements	94

This page intentionally left blank.

ING life insurance and annuity company

variable annuity account c

Statements of Assets and Liabilities

September 30, 2004
(Dollars in thousands)

(Unaudited)

		AIM V.I.			AIM V.I.
	AIM Mid Cap	Capital	AIM V.I.	AIM V.I.	Premier
	Core Equity	Appreciation	Core Equity	Growth	Equity
Assets
Investments in mutual funds
at fair value	$ 177	$ 19,360	$ 38,296	$ 16,661	$ 19,238
Total assets	177	19,360	38,296	16,661	19,238
Net assets	$ 177	$ 19,360	$ 38,296	$ 16,661	$ 19,238

Net assets
Accumulation units	$ 177	$ 19,360	$ 38,284	$ 16,661	$ 19,234
Contracts in payout (annuitization)
period	-	-	12	-	4
Total net assets	$ 177	$ 19,360	$ 38,296	$ 16,661	$ 19,238

Total number of shares	6,252	938,913	1,803,865	1,148,237	975,572

Cost of shares	$ 176	$ 22,235	$ 44,944	$ 19,471	$ 21,829

The accompanying notes are an integral part of these financial statements.

ING life insurance and annuity company

variable annuity account c

Statements of Assets and Liabilities

September 30, 2004
(Dollars in thousands)

(Unaudited)

	Alliance		American
	Bernstein		Century®
	Growth and	American	Income	Ariel
	Income	Balanced	& Growth	Appreciation	Ariel
Assets
Investments in mutual funds
at fair value	$ 16	$ 634	$ 3,328	$ 153	$ 31
Total assets	16	634	3,328	153	31
Net assets	$ 16	$ 634	$ 3,328	$ 153	$ 31

Net assets
Accumulation units	$ 16	$ 634	$ 3,328	$ 153	$ 31
Contracts in payout (annuitization)
period	-	-	-	-	-
Total net assets	$ 16	$ 634	$ 3,328	$ 153	$ 31

Total number of shares	4,648	36,342	118,432	3,435	618

Cost of shares	$ 16	$ 634	$ 3,097	$ 153	$ 30

The accompanying notes are an integral part of these financial statements.

ING life insurance and annuity company

variable annuity account c

Statements of Assets and Liabilities

September 30, 2004
(Dollars in thousands)

(Unaudited)

			Calvert	EuroPacific	EuroPacific
	Baron	Baron	Social	Growth -	Growth -
	Asset	Growth	Balanced	Class R-3	Class R-4
Assets
Investments in mutual funds
at fair value	$ 22	$ 207	$ 63,377	$ 343	$ 6,619
Total assets	22	207	63,377	343	6,619
Net assets	$ 22	$ 207	$ 63,377	$ 343	$ 6,619

Net assets
Accumulation units	$ 22	$ 207	$ 63,377	$ 343	$ 6,619
Contracts in payout (annuitization)
period	-	-	-	-	-
Total net assets	$ 22	$ 207	$ 63,377	$ 343	$ 6,619

Total number of shares	463	5,317	35,248,679	10,911	210,068

Cost of shares	$ 22	$ 200	$ 68,661	$ 338	$ 6,490

The accompanying notes are an integral part of these financial statements.

ING life insurance and annuity company

variable annuity account c

Statements of Assets and Liabilities

September 30, 2004
(Dollars in thousands)

(Unaudited)

	Evergreen	Fidelity®	Fidelity® VIP		Fidelity®
	Special	Advisor	Asset	Fidelity® VIP	VIP Equity-
	Values	Mid Cap	ManagerSM	Contrafund®	Income
Assets
Investments in mutual funds
at fair value	$ 35,355	$ 306	$ 21,118	$ 651,146	$ 367,182
Total assets	35,355	306	21,118	651,146	367,182
Net assets	$ 35,355	$ 306	$ 21,118	$ 651,146	$ 367,182

Net assets
Accumulation units	$ 35,355	$ 306	$ 21,118	$ 650,638	$ 366,635
Contracts in payout (annuitization)
period	-	-	-	508	547
Total net assets	$ 35,355	$ 306	$ 21,118	$ 651,146	$ 367,182

Total number of shares	1,366,625	13,568	1,501,986	26,708,189	15,813,191

Cost of shares	$ 30,963	$ 302	$ 22,856	$ 571,454	$ 356,422

The accompanying notes are an integral part of these financial statements.

ING life insurance and annuity company

variable annuity account c

Statements of Assets and Liabilities

September 30, 2004
(Dollars in thousands)

(Unaudited)

Franklin
	Fidelity® VIP	Fidelity® VIP	Fidelity® VIP	Fidelity® VIP	Small-Mid
	Growth	High Income	Index 500	Overseas	Cap Growth
Assets
Investments in mutual funds
at fair value	$ 364,119	$ 5,988	$ 107,020	$ 36,397	$ 46
Total assets	364,119	5,988	107,020	36,397	46
Net assets	$ 364,119	$ 5,988	$ 107,020	$ 36,397	$ 46

Net assets
Accumulation units	$ 363,730	$ 5,897	$ 107,020	$ 36,397	$ 46
Contracts in payout (annuitization)
period	389	91	-	-	-
Total net assets	$ 364,119	$ 5,988	$ 107,020	$ 36,397	$ 46

Total number of shares	12,338,834	894,994	848,022	2,374,252	1,538

Cost of shares	$ 493,633	$ 6,047	$ 114,712	$ 36,471	$ 46

The accompanying notes are an integral part of these financial statements.

ING life insurance and annuity company

variable annuity account c

Statements of Assets and Liabilities

September 30, 2004
(Dollars in thousands)

(Unaudited)

	Franklin	The	The	The
	SmallCap	Growth Fund	Growth Fund	Income Fund	ING GET
	Value	of America® -	of America® -	of America® -	Fund -
	Securities	Class R-3	Class R-4	Class R-3	Series G
Assets
Investments in mutual funds
at fair value	$ 31,834	$ 698	$ 23,642	$ 62	$ 19,000
Total assets	31,834	698	23,642	62	19,000
Net assets	$ 31,834	$ 698	$ 23,642	$ 62	$ 19,000

Net assets
Accumulation units	$ 31,781	$ 698	$ 23,642	$ 62	$ 19,000
Contracts in payout (annuitization)
period	53	-	-	-	-
Total net assets	$ 31,834	$ 698	$ 23,642	$ 62	$ 19,000

Total number of shares	2,277,123	28,148	946,825	3,550	2,019,172

Cost of shares	$ 29,047	$ 696	$ 23,427	$ 61	$ 20,174

The accompanying notes are an integral part of these financial statements.

ING life insurance and annuity company

variable annuity account c

Statements of Assets and Liabilities

September 30, 2004
(Dollars in thousands)

(Unaudited)

	ING GET	ING GET	ING GET	ING GET	ING GET
	Fund -	Fund -	Fund -	Fund -	Fund -
	Series H	Series I	Series J	Series K	Series L
Assets
Investments in mutual funds
at fair value	$ 14,034	$ 828	$ 359	$ 1,532	$ 764
Total assets	14,034	828	359	1,532	764
Net assets	$ 14,034	$ 828	$ 359	$ 1,532	$ 764

Net assets
Accumulation units	$ 14,034	$ 828	$ 359	$ 1,532	$ 764
Contracts in payout (annuitization)
period	-	-	-	-	-
Total net assets	$ 14,034	$ 828	$ 359	$ 1,532	$ 764

Total number of shares	1,460,399	85,540	37,433	155,388	78,527

Cost of shares	$ 14,728	$ 862	$ 376	$ 1,570	$ 791

The accompanying notes are an integral part of these financial statements.

ING life insurance and annuity company

variable annuity account c

Statements of Assets and Liabilities

September 30, 2004
(Dollars in thousands)

(Unaudited)

	ING GET	ING GET		ING VP	ING VP
	Fund -	Fund -	ING VP	Emerging	Intermediate
	Series Q	Series S	Balanced	Markets	Bond
Assets
Investments in mutual funds
at fair value	$ 4,015	$ 25,265	$ 660,662	$ 8,839	$ 408,826
Total assets	4,015	25,265	660,662	8,839	408,826
Net assets	$ 4,015	$ 25,265	$ 660,662	$ 8,839	$ 408,826

Net assets
Accumulation units	$ 4,015	$ 25,265	$ 634,884	$ 8,839	$ 403,009
Contracts in payout (annuitization)
period	-	-	25,778	-	5,817
Total net assets	$ 4,015	$ 25,265	$ 660,662	$ 8,839	$ 408,826

Total number of shares	392,425	2,460,036	52,516,824	1,288,479	29,884,974

Cost of shares	$ 3,930	$ 24,688	$ 758,220	$ 8,873	$ 400,149

The accompanying notes are an integral part of these financial statements.

ING life insurance and annuity company

variable annuity account c

Statements of Assets and Liabilities

September 30, 2004
(Dollars in thousands)

(Unaudited)

ING
	ING VP	ING VP		ING MFS	T. Rowe
	Money	Natural	ING Julius	Total	Price
	Market	Resources	Baer Foreign	Return	Equity Income
Assets
Investments in mutual funds
at fair value	$ 231,875	$ 15,545	$ 501	$ 20,066	$ 21,730
Total assets	231,875	15,545	501	20,066	21,730
Net assets	$ 231,875	$ 15,545	$ 501	$ 20,066	$ 21,730

Net assets
Accumulation units	$ 231,754	$ 15,545	$ 501	$ 20,066	$ 21,730
Contracts in payout (annuitization)
period	121	-	-	-	-
Total net assets	$ 231,875	$ 15,545	$ 501	$ 20,066	$ 21,730

Total number of shares	17,998,282	910,659	47,419	1,121,641	1,704,318

Cost of shares	$ 231,949	$ 11,951	$ 489	$ 19,175	$ 21,024

The accompanying notes are an integral part of these financial statements.

ING life insurance and annuity company

variable annuity account c

Statements of Assets and Liabilities

September 30, 2004
(Dollars in thousands)

(Unaudited)

		ING Alger	ING Alger		ING American
	ING Aeltus	Aggressive	Aggressive		Century
	Enhanced	Growth -	Growth -	ING Alger	SmallCap
	Index	Initial Class	Service Class	Growth	Value
Assets
Investments in mutual funds
at fair value	$ 1,346	$ 12	$ 10,126	$ 2,209	$ 19,477
Total assets	1,346	12	10,126	2,209	19,477
Net assets	$ 1,346	$ 12	$ 10,126	$ 2,209	$ 19,477

Net assets
Accumulation units	$ 1,346	$ 12	$ 10,118	$ 2,209	$ 19,439
Contracts in payout (annuitization)
period	-	-	8	-	38
Total net assets	$ 1,346	$ 12	$ 10,126	$ 2,209	$ 19,477

Total number of shares	168,722	1,611	1,422,209	262,328	1,690,715

Cost of shares	$ 1,337	$ 9	$ 10,423	$ 2,280	$ 18,747

The accompanying notes are an integral part of these financial statements.

ING life insurance and annuity company

variable annuity account c

Statements of Assets and Liabilities

September 30, 2004
(Dollars in thousands)

(Unaudited)

		ING Goldman		ING
	ING Baron	Sachs®	ING	JPMorgan	ING MFS
	Small Cap	Capital	JPMorgan	MidCap	Capital
	Growth	Growth	International	Value	Opportunities
Assets
Investments in mutual funds
at fair value	$ 38,548	$ 1,180	$ 124,931	$ 10,849	$ 137,066
Total assets	38,548	1,180	124,931	10,849	137,066
Net assets	$ 38,548	$ 1,180	$ 124,931	$ 10,849	$ 137,066

Net assets
Accumulation units	$ 38,530	$ 1,180	$ 124,894	$ 10,823	$ 136,824
Contracts in payout (annuitization)
period	18	-	37	26	242
Total net assets	$ 38,548	$ 1,180	$ 124,931	$ 10,849	$ 137,066

Total number of shares	3,002,150	115,037	11,567,657	833,861	5,631,311

Cost of shares	$ 35,332	$ 1,127	$ 107,075	$ 9,859	$ 229,044

The accompanying notes are an integral part of these financial statements.

ING life insurance and annuity company

variable annuity account c

Statements of Assets and Liabilities

September 30, 2004
(Dollars in thousands)

(Unaudited)

		ING	ING	ING Salomon	ING Salomon
	ING MFS	OpCap	PIMCO	Brothers	Brothers
	Global	Balanced	Total	Aggressive	Fundamental
	Growth	Value	Return	Growth	Value
Assets
Investments in mutual funds
at fair value	$ 1,695	$ 18,415	$ 39,057	$ 224,600	$ 11,035
Total assets	1,695	18,415	39,057	224,600	11,035
Net assets	$ 1,695	$ 18,415	$ 39,057	$ 224,600	$ 11,035

Net assets
Accumulation units	$ 1,695	$ 18,223	$ 39,004	$ 224,468	$ 10,983
Contracts in payout (annuitization)
period	-	192	53	132	52
Total net assets	$ 1,695	$ 18,415	$ 39,057	$ 224,600	$ 11,035

Total number of shares	153,672	1,447,688	3,606,393	6,096,627	666,768

Cost of shares	$ 1,727	$ 17,558	$ 38,756	$ 299,256	$ 10,491

The accompanying notes are an integral part of these financial statements.

ING life insurance and annuity company

variable annuity account c

Statements of Assets and Liabilities

September 30, 2004
(Dollars in thousands)

(Unaudited)

	ING Salomon	ING T. Rowe	ING T. Rowe
	Brothers	Price Growth	Price Growth		ING UBS
	Investors	Equity -	Equity -	ING UBS U.S.	U.S. Large
	Value	Initial Class	Service Class	Allocation	Cap Equity
Assets
Investments in mutual funds
at fair value	$ 5,701	$ 266,842	$ 131	$ 1,617	$ 124,578
Total assets	5,701	266,842	131	1,617	124,578
Net assets	$ 5,701	$ 266,842	$ 131	$ 1,617	$ 124,578

Net assets
Accumulation units	$ 5,701	$ 266,419	$ 131	$ 1,617	$ 124,067
Contracts in payout (annuitization)
period	-	423	-	-	511
Total net assets	$ 5,701	$ 266,842	$ 131	$ 1,617	$ 124,578

Total number of shares	437,196	5,947,003	2,935	52,261	16,074,613

Cost of shares	$ 5,513	$ 283,322	$ 129	$ 1,565	$ 162,246

The accompanying notes are an integral part of these financial statements.

ING life insurance and annuity company

ING life insurance and annuity company

variable annuity account c

Statements of Assets and Liabilities

September 30, 2004
(Dollars in thousands)

(Unaudited)

		ING VP	ING VP	ING VP
	ING Van	Strategic	Strategic	Strategic	ING
	Kampen	Allocation	Allocation	Allocation	Financial
	Comstock	Balanced	Growth	Income	Services
Assets
Investments in mutual funds
at fair value	$ 54,733	$ 65,540	$ 74,113	$ 35,378	$ 13
Total assets	54,733	65,540	74,113	35,378	13
Net assets	$ 54,733	$ 65,540	$ 74,113	$ 35,378	$ 13

Net assets
Accumulation units	$ 54,398	$ 65,165	$ 73,856	$ 35,234	$ 13
Contracts in payout (annuitization)
period	335	375	257	144	-
Total net assets	$ 54,733	$ 65,540	$ 74,113	$ 35,378	$ 13

Total number of shares	4,860,811	5,060,971	5,502,062	2,848,442	596

Cost of shares	$ 49,175	$ 66,078	$ 76,518	$ 34,699	$ 13

The accompanying notes are an integral part of these financial statements.

ING life insurance and annuity company

variable annuity account c

Statements of Assets and Liabilities

September 30, 2004
(Dollars in thousands)

(Unaudited)

	ING VP	ING GET	ING GET	ING GET	ING GET
	Growth and	US Core -	US Core -	US Core -	US Core -
	Income	Series 1	Series 2	Series 3	Series 5
Assets
Investments in mutual funds
at fair value	$ 2,082,776	$ 2,218	$ 20,156	$ 55,102	$ 661
Total assets	2,082,776	2,218	20,156	55,102	661
Net assets	$ 2,082,776	$ 2,218	$ 20,156	$ 55,102	$ 661

Net assets
Accumulation units	$ 1,931,696	$ 2,218	$ 20,156	$ 55,102	$ 661
Contracts in payout (annuitization)
period	151,080	-	-	-	-
Total net assets	$ 2,082,776	$ 2,218	$ 20,156	$ 55,102	$ 661

Total number of shares	116,551,557	214,334	1,978,003	5,577,080	66,113

Cost of shares	$ 3,391,637	$ 2,145	$ 19,791	$ 55,809	$ 662

The accompanying notes are an integral part of these financial statements.

ING life insurance and annuity company

variable annuity account c

Statements of Assets and Liabilities

September 30, 2004
(Dollars in thousands)

(Unaudited)

ING VP
	ING GET		ING	Global
	US Core -	ING GNMA	Intermediate	Science and	ING VP
	Series 6	Income	Bond	Technology	Growth
Assets
Investments in mutual funds
at fair value	$ 6,351	$ 216	$ 318	$ 37,903	$ 84,999
Total assets	6,351	216	318	37,903	84,999
Net assets	$ 6,351	$ 216	$ 318	$ 37,903	$ 84,999

Net assets
Accumulation units	$ 6,351	$ 216	$ 318	$ 37,903	$ 84,805
Contracts in payout (annuitization)
period	-	-	-	-	194
Total net assets	$ 6,351	$ 216	$ 318	$ 37,903	$ 84,999

Total number of shares	634,823	24,771	30,464	11,348,084	9,872,084

Cost of shares	$ 6,348	$ 214	$ 319	$ 39,220	$ 132,115

The accompanying notes are an integral part of these financial statements.

ING life insurance and annuity company

variable annuity account c

Statements of Assets and Liabilities

September 30, 2004
(Dollars in thousands)

(Unaudited)

	ING VP	ING VP	ING VP	ING VP	ING VP
	Index Plus	Index Plus	Index Plus	International	Small
	LargeCap	MidCap	SmallCap	Equity	Company
Assets
Investments in mutual funds
at fair value	$ 530,022	$ 309,547	$ 129,300	$ 13,074	$ 164,283
Total assets	530,022	309,547	129,300	13,074	164,283
Net assets	$ 530,022	$ 309,547	$ 129,300	$ 13,074	$ 164,283

Net assets
Accumulation units	$ 526,052	$ 308,729	$ 128,869	$ 13,054	$ 163,845
Contracts in payout (annuitization)
period	3,970	818	431	20	438
Total net assets	$ 530,022	$ 309,547	$ 129,300	$ 13,074	$ 164,283

Total number of shares	39,058,385	19,049,056	8,923,403	1,706,787	9,350,187

Cost of shares	$ 626,383	$ 269,840	$ 109,302	$ 12,634	$ 133,712

The accompanying notes are an integral part of these financial statements.

ING life insurance and annuity company

variable annuity account c

Statements of Assets and Liabilities

September 30, 2004
(Dollars in thousands)

(Unaudited)

	ING VP	ING VP	ING VP		ING VP
	Value	Financial	International	ING VP	MidCap
	Opportunity	Services	Value	MagnaCap	Opportunities
Assets
Investments in mutual funds
at fair value	$ 107,627	$ 112	$ 45,799	$ 1,660	$ 5,028
Total assets	107,627	112	45,799	1,660	5,028
Net assets	$ 107,627	$ 112	$ 45,799	$ 1,660	$ 5,028

Net assets
Accumulation units	$ 107,627	$ 112	$ 45,695	$ 1,660	$ 5,028
Contracts in payout (annuitization)
period	-	-	104	-	-
Total net assets	$ 107,627	$ 112	$ 45,799	$ 1,660	$ 5,028

Total number of shares	8,778,702	10,916	4,045,869	186,885	833,804

Cost of shares	$ 110,773	$ 111	$ 40,727	$ 1,480	$ 5,069

The accompanying notes are an integral part of these financial statements.

ING life insurance and annuity company

variable annuity account c

Statements of Assets and Liabilities

September 30, 2004
(Dollars in thousands)

(Unaudited)

		ING VP		INVESCO
	ING VP	SmallCap	ING	Health	Janus Aspen
	Real Estate	Opportunities	Real Estate	Sciences	Balanced
Assets
Investments in mutual funds
at fair value	$ 12,986	$ 7,208	$ 86	$ 18	$ 359,544
Total assets	12,986	7,208	86	18	359,544
Net assets	$ 12,986	$ 7,208	$ 86	$ 18	$ 359,544

Net assets
Accumulation units	$ 12,986	$ 7,208	$ 86	$ 18	$ 359,295
Contracts in payout (annuitization)
period	-	-	-	-	249
Total net assets	$ 12,986	$ 7,208	$ 86	$ 18	$ 359,544

Total number of shares	1,094,018	514,106	6,217	384	15,450,969

Cost of shares	$ 12,345	$ 7,249	$ 83	$ 18	$ 369,655

The accompanying notes are an integral part of these financial statements.

ING life insurance and annuity company

variable annuity account c

Statements of Assets and Liabilities

September 30, 2004
(Dollars in thousands)

(Unaudited)

	Janus Aspen	Janus Aspen		Janus Aspen	Janus Aspen
	Capital	Flexible	Janus Aspen	MidCap	Worldwide
	Appreciation	Income	Growth	Growth	Growth
Assets
Investments in mutual funds
at fair value	$ 3,145	$ 80,367	$ 200,029	$ 431,030	$ 422,420
Total assets	3,145	80,367	200,029	431,030	422,420
Net assets	$ 3,145	$ 80,367	$ 200,029	$ 431,030	$ 422,420

Net assets
Accumulation units	$ 3,145	$ 80,367	$ 199,693	$ 431,030	$ 421,921
Contracts in payout (annuitization)
period	-	-	336	-	499
Total net assets	$ 3,145	$ 80,367	$ 200,029	$ 431,030	$ 422,420

Total number of shares	145,069	6,465,571	10,954,495	19,216,688	17,347,840

Cost of shares	$ 2,689	$ 79,394	$ 311,625	$ 846,857	$ 648,244

The accompanying notes are an integral part of these financial statements.

ING life insurance and annuity company

variable annuity account c

Statements of Assets and Liabilities

September 30, 2004
(Dollars in thousands)

(Unaudited)

				Lord Abbett	Lord Abbett
			Lord Abbett	Mid-Cap	Mid-Cap
	Janus	Lord Abbett	Growth and	Value -	Value -
	Twenty	Affiliated	Income	Class VC	Class A
Assets
Investments in mutual funds
at fair value	$ 641	$ 133	$ 89,471	$ 68,990	$ 123
Total assets	641	133	89,471	68,990	123
Net assets	$ 641	$ 133	$ 89,471	$ 68,990	$ 123

Net assets
Accumulation units	$ 641	$ 133	$ 88,996	$ 68,990	$ 123
Contracts in payout (annuitization)
period	-	-	475	-	-
Total net assets	$ 641	$ 133	$ 89,471	$ 68,990	$ 123

Total number of shares	16,153	9,756	3,593,195	3,689,331	5,958

Cost of shares	$ 570	$ 131	$ 81,607	$ 61,382	$ 118

The accompanying notes are an integral part of these financial statements.

ING life insurance and annuity company

variable annuity account c

Statements of Assets and Liabilities

September 30, 2004
(Dollars in thousands)

(Unaudited)

	Lord Abbett	Massachusetts
	Small-Cap	Investors	MFS®		New
	Value -	Growth	Total	Mutual	Perspective -
	Class A	Stock	Return	Discovery	Class R-3
Assets
Investments in mutual funds
at fair value	$ 316	$ 155	$ 67,221	$ 115	$ 115
Total assets	316	155	67,221	115	115
Net assets	$ 316	$ 155	$ 67,221	$ 115	$ 115

Net assets
Accumulation units	$ 316	$ 155	$ 67,221	$ 115	$ 115
Contracts in payout (annuitization)
period	-	-	-	-	-
Total net assets	$ 316	$ 155	$ 67,221	$ 115	$ 115

Total number of shares	11,648	13,933	3,357,699	5,270	4,652

Cost of shares	$ 307	$ 156	$ 61,116	$ 112	$ 113

The accompanying notes are an integral part of these financial statements.

ING life insurance and annuity company

variable annuity account c

Statements of Assets and Liabilities

September 30, 2004
(Dollars in thousands)

(Unaudited)

Oppenheimer
	New	Oppenheimer			Main Street
	Perspective -	Developing	Capital	Oppenheimer	Fund® -
	Class R-4	Markets	Appreciation	Global	Class A
Assets
Investments in mutual funds
at fair value	$ 4,427	$ 13,267	$ 167	$ -	$ 10
Total assets	4,427	13,267	167	-	10
Net assets	$ 4,427	$ 13,267	$ 167	$ -	$ 10

Net assets
Accumulation units	$ 4,427	$ 13,267	$ 167	$ -	$ 10
Contracts in payout (annuitization)
period	-	-	-	-	-
Total net assets	$ 4,427	$ 13,267	$ 167	$ -	$ 10

Total number of shares	178,437	588,881	4,390	5	307

Cost of shares	$ 4,339	$ 12,295	$ 167	$ -	$ 10

The accompanying notes are an integral part of these financial statements.

ING life insurance and annuity company

variable annuity account c

Statements of Assets and Liabilities

September 30, 2004
(Dollars in thousands)

(Unaudited)

	Oppenheimer	Oppenheimer	Oppenheimer	Oppenheimer	Oppenheimer
	Aggressive	Global	Main Street®	Main Street®	Strategic
	Growth	Securities	Fund/VA	Small Cap/VA	Bond
Assets
Investments in mutual funds
at fair value	$ 3	$ 337,088	$ 41	$ 4	$ 40,866
Total assets	3	337,088	41	4	40,866
Net assets	$ 3	$ 337,088	$ 41	$ 4	$ 40,866

Net assets
Accumulation units	$ -	$ 336,280	$ -	$ 4	$ 40,787
Contracts in payout (annuitization)
period	3	808	41	-	79
Total net assets	$ 3	$ 337,088	$ 41	$ 4	$ 40,866

Total number of shares	83	13,281,657	2,133	284	8,222,590

Cost of shares	$ 3	$ 299,280	$ 39	$ 4	$ 39,454

The accompanying notes are an integral part of these financial statements.

ING life insurance and annuity company

variable annuity account c

Statements of Assets and Liabilities

September 30, 2004
(Dollars in thousands)

(Unaudited)

		PIMCO NFJ			Pioneer
	Pax World	Small-Cap	PIMCO VIT	Pioneer	Equity
	Balanced	Value	Real Return	High Yield	Income
Assets
Investments in mutual funds
at fair value	$ 9,476	$ 39	$ 3,893	$ 227	$ 17,458
Total assets	9,476	39	3,893	227	17,458
Net assets	$ 9,476	$ 39	$ 3,893	$ 227	$ 17,458

Net assets
Accumulation units	$ 9,476	$ 39	$ 3,893	$ 227	$ 17,363
Contracts in payout (annuitization)
period	-	-	-	-	95
Total net assets	$ 9,476	$ 39	$ 3,893	$ 227	$ 17,458

Total number of shares	442,171	1,413	298,802	19,339	915,928

Cost of shares	$ 9,193	$ 37	$ 3,842	$ 225	$ 15,978

The accompanying notes are an integral part of these financial statements.

ING life insurance and annuity company

variable annuity account c

Statements of Assets and Liabilities

September 30, 2004
(Dollars in thousands)

(Unaudited)

		Pioneer	Pioneer	Scudder	T. Rowe Price
	Pioneer	High Yield	Mid Cap	Equity 500	Mid-Cap
	Fund	VCT	Value	Index	Value
Assets
Investments in mutual funds
at fair value	$ 2,248	$ 3,656	$ 32,455	$ -	$ 289
Total assets	2,248	3,656	32,455	-	289
Net assets	$ 2,248	$ 3,656	$ 32,455	$ -	$ 289

Net assets
Accumulation units	$ 2,248	$ 3,656	$ 32,364	$ -	$ 289
Contracts in payout (annuitization)
period	-	-	91	-	-
Total net assets	$ 2,248	$ 3,656	$ 32,455	$ -	$ 289

Total number of shares	118,961	319,341	1,461,955	2	13,263

Cost of shares	$ 2,081	$ 3,637	$ 29,474	$ -	$ 283

The accompanying notes are an integral part of these financial statements.

ING life insurance and annuity company

variable annuity account c

Statements of Assets and Liabilities

September 30, 2004
(Dollars in thousands)

(Unaudited)

UBS U.S.
	Templeton	Templeton	Templeton	Small Cap	Vanguard®
	Foreign	Growth	Global	Growth	500 Index
Assets
Investments in mutual funds
at fair value	$ 302	$ 35	$ 1,692	$ 43	$ 12
Total assets	302	35	1,692	43	12
Net assets	$ 302	$ 35	$ 1,692	$ 43	$ 12

Net assets
Accumulation units	$ 302	$ 35	$ 1,692	$ 43	$ 12
Contracts in payout (annuitization)
period	-	-	-	-	-
Total net assets	$ 302	$ 35	$ 1,692	$ 43	$ 12

Total number of shares	27,394	1,635	165,387	3,601	113

Cost of shares	$ 296	$ 35	$ 1,658	$ 43	$ 12

The accompanying notes are an integral part of these financial statements.

ING life insurance and annuity company

variable annuity account c

Statements of Assets and Liabilities

September 30, 2004
(Dollars in thousands)

(Unaudited)

				Washington	Washington
	Vanguard®		Wanger U.S.	Mutual	Mutual
	Variable	Wanger	Smaller	InvestorsSM -	InvestorsSM -
	Insurance	Select	Companies	Class R-3	Class R-4
Assets
Investments in mutual funds
at fair value	$ 186	$ 1,087	$ 1,138	$ 784	$ 16,451
Total assets	186	1,087	1,138	784	16,451
Net assets	$ 186	$ 1,087	$ 1,138	$ 784	$ 16,451

Net assets
Accumulation units	$ 186	$ 1,087	$ 1,138	$ 784	$ 16,451
Contracts in payout (annuitization)
period	-	-	-	-	-
Total net assets	$ 186	$ 1,087	$ 1,138	$ 784	$ 16,451

Total number of shares	10,426	56,334	41,530	26,824	562,243

Cost of shares	$ 186	$ 1,077	$ 1,116	$ 780	$ 16,317

The accompanying notes are an integral part of these financial statements.

ING life insurance and annuity company

variable annuity account c

Statements of Operations

For the nine months ended September 30, 2004

(Dollars in thousands)

(Unaudited)

		AIM V.I.			AIM V.I.
	AIM Mid Cap	Capital	AIM V.I.	AIM V.I.	Premier
	Core Equity	Appreciation	Core Equity	Growth	Equity
Net investment income (loss)
Income:
Dividends	$ -	$ -	$ -	$ -	$ -
Total investment income	-	-	-	-	-
Expenses:
Mortality and expense risk and
other charges	-	161	329	140	155
Total expenses	-	161	329	140	155
Net investment income (loss)	-	(161)	(329)	(140)	(155)

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	-	(1,555)	(3,423)	(2,313)	(1,718)
Capital gains distributions	-	-	-	-	-
Total realized gain (loss) on investments
and capital gains distributions	-	(1,555)	(3,423)	(2,313)	(1,718)
Net unrealized appreciation
(depreciation) of investments	1	907	3,990	1,917	1,189
Net increase (decrease) in net assets
resulting from operations	$ 1	$ (809)	$ 238	$ (536)	$ (684)

The accompanying notes are an integral part of these financial statements.

ING life insurance and annuity company

variable annuity account c

Statements of Operations

For the nine months ended September 30, 2004

(Dollars in thousands)

(Unaudited)

	Alliance		American
	Bernstein		Century®
	Growth and	American	Income	Ariel
	Income	Balanced	& Growth	Appreciation	Ariel
Net investment income (loss)
Income:
Dividends	$ -	$ 2	$ 41	$ -	$ -
Total investment income	-	2	41	-	-
Expenses:
Mortality and expense risk and
other charges	-	1	23	-	-
Total expenses	-	1	23	-	-
Net investment income (loss)	-	1	18	-	-

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	-	-	140	-	-
Capital gains distributions	-	-	-	-	-
Total realized gain (loss) on investments
and capital gains distributions	-	-	140	-	-
Net unrealized appreciation
(depreciation) of investments	-	-	(106)	-	1
Net increase (decrease) in net assets
resulting from operations	$ -	$ 1	$ 52	$ -	$ 1

The accompanying notes are an integral part of these financial statements.

ING life insurance and annuity company

variable annuity account c

Statements of Operations

For the nine months ended September 30, 2004

(Dollars in thousands)

(Unaudited)

			Calvert	EuroPacific	EuroPacific
	Baron	Baron	Social	Growth -	Growth -
	Asset	Growth	Balanced	Class R-3	Class R-4
Net investment income (loss)
Income:
Dividends	$ -	$ -	$ -	$ -	$ -
Total investment income	-	-	-	-	-
Expenses:
Mortality and expense risk and
other charges	-	-	481	-	12
Total expenses	-	-	481	-	12
Net investment income (loss)	-	-	(481)	-	(12)

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	-	-	(19)	-	(8)
Capital gains distributions	-	-	-	-	-
Total realized gain (loss) on investments
and capital gains distributions	-	-	(19)	-	(8)
Net unrealized appreciation
(depreciation) of investments	-	7	1,405	5	129
Net increase (decrease) in net assets
resulting from operations	$ -	$ 7	$ 905	$ 5	$ 109

The accompanying notes are an integral part of these financial statements.

ING life insurance and annuity company

variable annuity account c

Statements of Operations

For the nine months ended September 30, 2004

(Dollars in thousands)

(Unaudited)

	Evergreen	Fidelity®	Fidelity® VIP		Fidelity®
	Special	Advisor	Asset	Fidelity® VIP	VIP Equity-
	Values	Mid Cap	ManagerSM	Contrafund®	Income
Net investment income (loss)
Income:
Dividends	$ -	$ -	$ 588	$ 2,008	$ 5,241
Total investment income	-	-	588	2,008	5,241
Expenses:
Mortality and expense risk and
other charges	177	-	165	4,728	2,758
Total expenses	177	-	165	4,728	2,758
Net investment income (loss)	(177)	-	423	(2,720)	2,483

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	237	-	(651)	5,488	(194)
Capital gains distributions	-	-	-	-	1,252
Total realized gain (loss) on investments
and capital gains distributions	237	-	(651)	5,488	1,058
Net unrealized appreciation
(depreciation) of investments	1,450	4	32	26,542	691
Net increase (decrease) in net assets
resulting from operations	$ 1,510	$ 4	$ (196)	$ 29,310	$ 4,232
The accompanying notes are an integral part of these financial statements.

ING life insurance and annuity company

variable annuity account c

Statements of Operations

For the nine months ended September 30, 2004

(Dollars in thousands)

(Unaudited)

					Franklin
	Fidelity® VIP	Fidelity® VIP	Fidelity® VIP	Fidelity® VIP	Small-Mid
	Growth	High Income	Index 500	Overseas	Cap Growth
Net investment income (loss)
Income:
Dividends	$ 997	$ 569	$ 1,349	$ 394	$ -
Total investment income	997	569	1,349	394	-
Expenses:
Mortality and expense risk and
other charges	3,048	46	803	291	-
Total expenses	3,048	46	803	291	-
Net investment income (loss)	(2,051)	523	546	103	-

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	(2,209)	(23)	(1,148)	1,916	-
Capital gains distributions	-	-	-	-	-
Total realized gain (loss) on investments
and capital gains distributions	(2,209)	(23)	(1,148)	1,916	-
Net unrealized appreciation
(depreciation) of investments	(17,536)	(295)	1,085	(2,764)	-
Net increase (decrease) in net assets
resulting from operations	$ (21,796)	$ 205	$ 483	$ (745)	$ -

The accompanying notes are an integral part of these financial statements.

ING life insurance and annuity company

variable annuity account c

Statements of Operations

For the nine months ended September 30, 2004

(Dollars in thousands)

(Unaudited)

	Franklin	The	The	The
	SmallCap	Growth Fund	Growth Fund	Income Fund	ING GET
	Value	of America® -	of America® -	of America® -	Fund -
	Securities	Class R-3	Class R-4	Class R-3	Series D
Net investment income (loss)
Income:
Dividends	$ 42	$ -	$ -	$ -	$ 5,799
Total investment income	42	-	-	-	5,799
Expenses:
Mortality and expense risk and
other charges	181	1	38	-	192
Total expenses	181	1	38	-	192
Net investment income (loss)	(139)	(1)	(38)	-	5,607

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	1,426	-	1	-	(18,597)
Capital gains distributions	-	-	-	-	-
Total realized gain (loss) on investments
and capital gains distributions	1,426	-	1	-	(18,597)
Net unrealized appreciation
(depreciation) of investments	964	2	215	1	12,860
Net increase (decrease) in net assets
resulting from operations	$ 2,251	$ 1	$ 178	$ 1	$ (130)

The accompanying notes are an integral part of these financial statements.

ING life insurance and annuity company

variable annuity account c

Statements of Operations

For the nine months ended September 30, 2004

(Dollars in thousands)

(Unaudited)

	ING GET	ING GET	ING GET	ING GET	ING GET
	Fund -	Fund -	Fund -	Fund -	Fund -
	Series E	Series G	Series H	Series I	Series J
Net investment income (loss)
Income:
Dividends	$ 5,062	$ 931	$ 746	$ 36	$ 17
Total investment income	5,062	931	746	36	17
Expenses:
Mortality and expense risk and
other charges	681	218	172	12	5
Total expenses	681	218	172	12	5
Net investment income (loss)	4,381	713	574	24	12

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	(7,517)	(163)	(105)	(1)	(1)
Capital gains distributions	-	-	-	-	-
Total realized gain (loss) on investments
and capital gains distributions	(7,517)	(163)	(105)	(1)	(1)
Net unrealized appreciation
(depreciation) of investments	2,594	(644)	(562)	(31)	(14)
Net increase (decrease) in net assets
resulting from operations	$ (542)	$ (94)	$ (93)	$ (8)	$ (3)

The accompanying notes are an integral part of these financial statements.

ING life insurance and annuity company

variable annuity account c

Statements of Operations

For the nine months ended September 30, 2004

(Dollars in thousands)

(Unaudited)

	ING GET	ING GET	ING GET	ING GET
	Fund -	Fund -	Fund -	Fund -	ING VP
	Series K	Series L	Series Q	Series S	Balanced
Net investment income (loss)
Income:
Dividends	$ 56	$ 37	$ 150	$ 749	$ 13,461
Total investment income	56	37	150	749	13,461
Expenses:
Mortality and expense risk and
other charges	15	8	39	281	5,457
Total expenses	15	8	39	281	5,457
Net investment income (loss)	41	29	111	468	8,004

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	2	(2)	19	403	(7,010)
Capital gains distributions	-	-	-	432	-
Total realized gain (loss) on investments
and capital gains distributions	2	(2)	19	835	(7,010)
Net unrealized appreciation
(depreciation) of investments	(50)	(30)	(144)	(1,353)	11,203
Net increase (decrease) in net assets
resulting from operations	$ (7)	$ (3)	$ (14)	$ (50)	$ 12,197

The accompanying notes are an integral part of these financial statements.

ING life insurance and annuity company

variable annuity account c

Statements of Operations

For the nine months ended September 30, 2004

(Dollars in thousands)

(Unaudited)

	ING VP	ING VP	ING VP	ING VP
	Emerging	Intermediate	Money	Natural	ING Julius
	Markets	Bond	Market	Resources	Baer Foreign
Net investment income (loss)
Income:
Dividends	$ 5	$ 17,623	$ 2,594	$ 143	$ -
Total investment income	5	17,623	2,594	143	-
Expenses:
Mortality and expense risk and
other charges	75	3,282	1,708	108	1
Total expenses	75	3,282	1,708	108	1
Net investment income (loss)	(70)	14,341	886	35	(1)

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	713	5,060	(225)	701	6
Capital gains distributions	-	10,283	-	-	-
Total realized gain (loss) on investments
and capital gains distributions	713	15,343	(225)	701	6
Net unrealized appreciation
(depreciation) of investments	(596)	(18,899)	(872)	405	12
Net increase (decrease) in net assets
resulting from operations	$ 47	$ 10,785	$ (211)	$ 1,141	$ 17

The accompanying notes are an integral part of these financial statements.

ING life insurance and annuity company

variable annuity account c

Statements of Operations

For the nine months ended September 30, 2004

(Dollars in thousands)

(Unaudited)

		ING		ING Alger	ING Alger
	ING MFS	T. Rowe	ING Aeltus	Aggressive	Aggressive
	Total	Price	Enhanced	Growth -	Growth -
	Return	Equity Income	Index	Initial Class	Service Class
Net investment income (loss)
Income:
Dividends	$ -	$ -	$ 8	$ -	$ -
Total investment income	-	-	8	-	-
Expenses:
Mortality and expense risk and
other charges	117	99	10	-	91
Total expenses	117	99	10	-	91
Net investment income (loss)	(117)	(99)	(2)	-	(91)

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	45	91	78	1	565
Capital gains distributions	-	-	-	-	-
Total realized gain (loss) on investments
and capital gains distributions	45	91	78	1	565
Net unrealized appreciation
(depreciation) of investments	488	539	(74)	-	(1,101)
Net increase (decrease) in net assets
resulting from operations	$ 416	$ 531	$ 2	$ 1	$ (627)

The accompanying notes are an integral part of these financial statements.

ING life insurance and annuity company

variable annuity account c

Statements of Operations

For the nine months ended September 30, 2004

(Dollars in thousands)

(Unaudited)

		ING American		ING Goldman
		Century	ING Baron	Sachs®	ING
	ING Alger	SmallCap	Small Cap	Capital	JPMorgan
	Growth	Value	Growth	Growth	International
Net investment income (loss)
Income:
Dividends	$ -	$ -	$ -	$ 1	$ 1,453
Total investment income	-	-	-	1	1,453
Expenses:
Mortality and expense risk and
other charges	21	111	224	9	984
Total expenses	21	111	224	9	984
Net investment income (loss)	(21)	(111)	(224)	(8)	469

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	151	829	1,087	29	5,345
Capital gains distributions	-	151	-	-	-
Total realized gain (loss) on investments
and capital gains distributions	151	980	1,087	29	5,345
Net unrealized appreciation
(depreciation) of investments	(306)	(201)	923	(46)	(1,335)
Net increase (decrease) in net assets
resulting from operations	$ (176)	$ 668	$ 1,786	$ (25)	$ 4,479

The accompanying notes are an integral part of these financial statements.

ING life insurance and annuity company

variable annuity account c

Statements of Operations

For the nine months ended September 30, 2004

(Dollars in thousands)

(Unaudited)

	ING			ING	ING
	JPMorgan	ING MFS	ING MFS	OpCap	PIMCO
	MidCap	Capital	Global	Balanced	Total
	Value	Opportunities	Growth	Value	Return
Net investment income (loss)
Income:
Dividends	$ -	$ 643	$ -	$ 161	$ -
Total investment income	-	643	-	161	-
Expenses:
Mortality and expense risk and
other charges	57	1,140	13	121	283
Total expenses	57	1,140	13	121	283
Net investment income (loss)	(57)	(497)	(13)	40	(283)

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	120	(14,374)	136	231	(144)
Capital gains distributions	15	-	16	-	368
Total realized gain (loss) on investments
and capital gains distributions	135	(14,374)	152	231	224
Net unrealized appreciation
(depreciation) of investments	479	15,274	(143)	147	855
Net increase (decrease) in net assets
resulting from operations	$ 557	$ 403	$ (4)	$ 418	$ 796

The accompanying notes are an integral part of these financial statements.

ING life insurance and annuity company

variable annuity account c

Statements of Operations

For the nine months ended September 30, 2004

(Dollars in thousands)

(Unaudited)

	ING Salomon	ING Salomon	ING Salomon	ING T. Rowe	ING T. Rowe
	Brothers	Brothers	Brothers	Price Growth	Price Growth
	Aggressive	Fundamental	Investors	Equity -	Equity -
	Growth	Value	Value	Initial Class	Service Class
Net investment income (loss)
Income:
Dividends	$ -	$ -	$ 45	$ 432	$ -
Total investment income	-	-	45	432	-
Expenses:
Mortality and expense risk and
other charges	1,861	93	47	2,081	-
Total expenses	1,861	93	47	2,081	-
Net investment income (loss)	(1,861)	(93)	(2)	(1,649)	-

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	(4,617)	228	302	385	-
Capital gains distributions	-	-	-	-	-
Total realized gain (loss) on investments
and capital gains distributions	(4,617)	228	302	385	-
Net unrealized appreciation
(depreciation) of investments	7,244	(352)	(369)	(3,659)	2
Net increase (decrease) in net assets
resulting from operations	$ 766	$ (217)	$ (69)	$ (4,923)	$ 2

The accompanying notes are an integral part of these financial statements.

ING life insurance and annuity company

variable annuity account c

Statements of Operations

For the nine months ended September 30, 2004

(Dollars in thousands)

(Unaudited)

				ING VP	ING VP
		ING UBS	ING Van	Strategic	Strategic
	ING UBS U.S.	U.S. Large	Kampen	Allocation	Allocation
	Allocation	Cap Equity	Comstock	Balanced	Growth
Net investment income (loss)
Income:
Dividends	$ 6	$ 1,029	$ -	$ 804	$ 794
Total investment income	6	1,029	-	804	794
Expenses:
Mortality and expense risk and
other charges	13	1,042	355	503	588
Total expenses	13	1,042	355	503	588
Net investment income (loss)	(7)	(13)	(355)	301	206

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	78	(3,522)	776	(416)	(472)
Capital gains distributions	-	-	249	-	-
Total realized gain (loss) on investments
and capital gains distributions	78	(3,522)	1,025	(416)	(472)
Net unrealized appreciation
(depreciation) of investments	(60)	7,098	1,959	1,216	1,231
Net increase (decrease) in net assets
resulting from operations	$ 11	$ 3,563	$ 2,629	$ 1,101	$ 965

The accompanying notes are an integral part of these financial statements.

ING life insurance and annuity company

variable annuity account c

Statements of Operations

For the nine months ended September 30, 2004

(Dollars in thousands)

(Unaudited)

	ING VP
	Strategic	ING	ING VP	ING GET	ING GET
	Allocation	Financial	Growth and	US Core -	US Core -
	Income	Services	Income	Series 1	Series 2
Net investment income (loss)
Income:
Dividends	$ 635	$ -	$ 20,332	$ 16	$ 21
Total investment income	635	-	20,332	16	21
Expenses:
Mortality and expense risk and
other charges	267	-	18,695	21	191
Total expenses	267	-	18,695	21	191
Net investment income (loss)	368	-	1,637	(5)	(170)

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	2	-	(200,798)	7	13
Capital gains distributions	-	-	-	2	-
Total realized gain (loss) on investments
and capital gains distributions	2	-	(200,798)	9	13
Net unrealized appreciation
(depreciation) of investments	323	-	152,727	(6)	211
Net increase (decrease) in net assets
resulting from operations	$ 693	$ -	$ (46,434)	$ (2)	$ 54

The accompanying notes are an integral part of these financial statements.

ING life insurance and annuity company

variable annuity account c

Statements of Operations

For the nine months ended September 30, 2004

(Dollars in thousands)

(Unaudited)

	ING GET	ING GET	ING GET		ING
	US Core -	US Core -	US Core -	ING GNMA	Intermediate
	Series 3	Series 5	Series 6	Income	Bond
Net investment income (loss)
Income:
Dividends	$ 1	$ -	$ -	$ 2	$ -
Total investment income	1	-	-	2	-
Expenses:
Mortality and expense risk and
other charges	559	1	4	-	-
Total expenses	559	1	4	-	-
Net investment income (loss)	(558)	(1)	(4)	2	-

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	(159)	-	-	-	-
Capital gains distributions	-	-	-	-	-
Total realized gain (loss) on investments
and capital gains distributions	(159)	-	-	-	-
Net unrealized appreciation
(depreciation) of investments	(707)	(1)	3	2	(1)
Net increase (decrease) in net assets
resulting from operations	$ (1,424)	$ (2)	$ (1)	$ 4	$ (1)

The accompanying notes are an integral part of these financial statements.

ING life insurance and annuity company

variable annuity account c

Statements of Operations

For the nine months ended September 30, 2004

(Dollars in thousands)

(Unaudited)

	ING VP
	Global		ING VP	ING VP	ING VP
	Science and	ING VP	Index Plus	Index Plus	Index Plus
	Technology	Growth	LargeCap	MidCap	SmallCap
Net investment income (loss)
Income:
Dividends	$ -	$ 116	$ 5,298	$ 1,204	$ 187
Total investment income	-	116	5,298	1,204	187
Expenses:
Mortality and expense risk and
other charges	338	710	4,053	2,082	849
Total expenses	338	710	4,053	2,082	849
Net investment income (loss)	(338)	(594)	1,245	(878)	(662)

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	2,698	(7,504)	(8,620)	282	916
Capital gains distributions	-	-	-	-	647
Total realized gain (loss) on investments
and capital gains distributions	2,698	(7,504)	(8,620)	282	1,563
Net unrealized appreciation
(depreciation) of investments	(9,334)	4,153	9,240	9,346	6,616
Net increase (decrease) in net assets
resulting from operations	$ (6,974)	$ (3,945)	$ 1,865	$ 8,750	$ 7,517

The accompanying notes are an integral part of these financial statements.

ING life insurance and annuity company

variable annuity account c

Statements of Operations

For the nine months ended September 30, 2004

(Dollars in thousands)

(Unaudited)

	ING VP	ING VP	ING VP	ING VP	ING VP
	International	Small	Value	Financial	Growth
	Equity	Company	Opportunity	Services	Opportunities
Net investment income (loss)
Income:
Dividends	$ 158	$ 484	$ 972	$ -	$ -
Total investment income	158	484	972	-	-
Expenses:
Mortality and expense risk and
other charges	96	1,283	913	-	5
Total expenses	96	1,283	913	-	5
Net investment income (loss)	62	(799)	59	-	(5)

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	1,123	2,172	(7,834)	-	162
Capital gains distributions	-	-	-	-	-
Total realized gain (loss) on investments
and capital gains distributions	1,123	2,172	(7,834)	-	162
Net unrealized appreciation
(depreciation) of investments	(946)	(1,912)	9,743	1	(100)
Net increase (decrease) in net assets
resulting from operations	$ 239	$ (539)	$ 1,968	$ 1	$ 57

The accompanying notes are an integral part of these financial statements.

ING life insurance and annuity company

variable annuity account c

Statements of Operations

For the nine months ended September 30, 2004

(Dollars in thousands)

(Unaudited)

	ING VP		ING VP		ING VP
	International	ING VP	MidCap	ING VP	SmallCap
	Value	MagnaCap	Opportunities	Real Estate	Opportunities
Net investment income (loss)
Income:
Dividends	$ 402	$ 16	$ -	$ -	$ -
Total investment income	402	16	-	-	-
Expenses:
Mortality and expense risk and
other charges	301	14	42	22	50
Total expenses	301	14	42	22	50
Net investment income (loss)	101	2	(42)	(22)	(50)

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	1,222	83	310	7	449
Capital gains distributions	-	-	-	-	-
Total realized gain (loss) on investments
and capital gains distributions	1,222	83	310	7	449
Net unrealized appreciation
(depreciation) of investments	(228)	(77)	(512)	641	(832)
Net increase (decrease) in net assets
resulting from operations	$ 1,095	$ 8	$ (244)	$ 626	$ (433)

The accompanying notes are an integral part of these financial statements.

ING life insurance and annuity company

variable annuity account c

Statements of Operations

For the nine months ended September 30, 2004

(Dollars in thousands)

(Unaudited)

		INVESCO		Janus Aspen	Janus Aspen
	ING	Health	Janus Aspen	Capital	Flexible
	Real Estate	Sciences	Balanced	Appreciation	Income
Net investment income (loss)
Income:
Dividends	$ -	$ -	$ 2,936	$ -	$ 2,160
Total investment income	-	-	2,936	-	2,160
Expenses:
Mortality and expense risk and
other charges	-	-	2,914	25	637
Total expenses	-	-	2,914	25	637
Net investment income (loss)	-	-	22	(25)	1,523

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	-	-	(1,627)	103	810
Capital gains distributions	-	-	-	-	656
Total realized gain (loss) on investments
and capital gains distributions	-	-	(1,627)	103	1,466
Net unrealized appreciation
(depreciation) of investments	3	-	6,249	41	(1,182)
Net increase (decrease) in net assets
resulting from operations	$ 3	$ -	$ 4,644	$ 119	$ 1,807

The accompanying notes are an integral part of these financial statements.

ING life insurance and annuity company

variable annuity account c

Statements of Operations

For the nine months ended September 30, 2004

(Dollars in thousands)

(Unaudited)

		Janus Aspen	Janus Aspen
	Janus Aspen	MidCap	Worldwide	Janus	Lord Abbett
	Growth	Growth	Growth	Twenty	Affiliated
Net investment income (loss)
Income:
Dividends	$ 56	$ -	$ 2,321	$ -	$ -
Total investment income	56	-	2,321	-	-
Expenses:
Mortality and expense risk and
other charges	1,739	3,549	3,854	5	-
Total expenses	1,739	3,549	3,854	5	-
Net investment income (loss)	(1,683)	(3,549)	(1,533)	(5)	-

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	(14,671)	(41,596)	(9,548)	(12)	-
Capital gains distributions	-	-	-	-	-
Total realized gain (loss) on investments
and capital gains distributions	(14,671)	(41,596)	(9,548)	(12)	-
Net unrealized appreciation
(depreciation) of investments	3,305	62,910	(17,465)	67	2
Net increase (decrease) in net assets
resulting from operations	$ (13,049)	$ 17,765	$ (28,546)	$ 50	$ 2

The accompanying notes are an integral part of these financial statements.

ING life insurance and annuity company

variable annuity account c

Statements of Operations

For the nine months ended September 30, 2004

(Dollars in thousands)

(Unaudited)

		Lord Abbett	Lord Abbett	Lord Abbett	Massachusetts
	Lord Abbett	Mid-Cap	Mid-Cap	Small-Cap	Investors
	Growth and	Value -	Value -	Value -	Growth
	Income	Class VC	Class A	Class A	Stock
Net investment income (loss)
Income:
Dividends	$ -	$ -	$ -	$ -	$ -
Total investment income	-	-	-	-	-
Expenses:
Mortality and expense risk and
other charges	589	378	-	-	-
Total expenses	589	378	-	-	-
Net investment income (loss)	(589)	(378)	-	-	-

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	16	522	-	-	-
Capital gains distributions	-	-	-	-	-
Total realized gain (loss) on investments
and capital gains distributions	16	522	-	-	-
Net unrealized appreciation
(depreciation) of investments	816	3,572	5	9	(1)
Net increase (decrease) in net assets
resulting from operations	$ 243	$ 3,716	$ 5	$ 9	$ (1)

The accompanying notes are an integral part of these financial statements.

ING life insurance and annuity company

variable annuity account c

Statements of Operations

For the nine months ended September 30, 2004

(Dollars in thousands)

(Unaudited)

	MFS®		New	New	Oppenheimer
	Total	Mutual	Perspective -	Perspective -	Developing
	Return	Discovery	Class R-3	Class R-4	Markets
Net investment income (loss)
Income:
Dividends	$ 1,034	$ -	$ -	$ -	$ -
Total investment income	1,034	-	-	-	-
Expenses:
Mortality and expense risk and
other charges	488	-	-	6	65
Total expenses	488	-	-	6	65
Net investment income (loss)	546	-	-	(6)	(65)

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	79	-	-	1	414
Capital gains distributions	-	-	-	-	-
Total realized gain (loss) on investments
and capital gains distributions	79	-	-	1	414
Net unrealized appreciation
(depreciation) of investments	1,343	3	2	88	559
Net increase (decrease) in net assets
resulting from operations	$ 1,968	$ 3	$ 2	$ 83	$ 908

The accompanying notes are an integral part of these financial statements.

ING life insurance and annuity company

variable annuity account c

Statements of Operations

For the nine months ended September 30, 2004

(Dollars in thousands)

(Unaudited)

			Oppenheimer
	Oppenheimer		Main Street	Oppenheimer	Oppenheimer
	Capital	Oppenheimer	Fund® -	Aggressive	Global
	Appreciation	Global	Class A	Growth	Securities
Net investment income (loss)
Income:
Dividends	$ -	$ -	$ -	$ -	$ 3,624
Total investment income	-	-	-	-	3,624
Expenses:
Mortality and expense risk and
other charges	-	-	-	-	2,282
Total expenses	-	-	-	-	2,282
Net investment income (loss)	-	-	-	-	1,342

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	-	-	-	-	(327)
Capital gains distributions	-	-	-	-	-
Total realized gain (loss) on investments
and capital gains distributions	-	-	-	-	(327)
Net unrealized appreciation
(depreciation) of investments	-	-	-	-	2,987
Net increase (decrease) in net assets
resulting from operations	$ -	$ -	$ -	$ -	$ 4,002

The accompanying notes are an integral part of these financial statements.

ING life insurance and annuity company

variable annuity account c

Statements of Operations

For the nine months ended September 30, 2004

(Dollars in thousands)

(Unaudited)

	Oppenheimer	Oppenheimer	Oppenheimer		PIMCO NFJ
	Main Street®	Main Street®	Strategic	Pax World	Small-Cap
	Fund/VA	Small Cap/VA	Bond	Balanced	Value
Net investment income (loss)
Income:
Dividends	$ -	$ -	$ 1,770	$ 26	$ -
Total investment income	-	-	1,770	26	-
Expenses:
Mortality and expense risk and
other charges	-	-	277	38	-
Total expenses	-	-	277	38	-
Net investment income (loss)	-	-	1,493	(12)	-

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	-	-	604	126	-
Capital gains distributions	-	-	-	-	-
Total realized gain (loss) on investments
and capital gains distributions	-	-	604	126	-
Net unrealized appreciation
(depreciation) of investments	-	-	(999)	62	2
Net increase (decrease) in net assets
resulting from operations	$ -	$ -	$ 1,098	$ 176	$ 2

The accompanying notes are an integral part of these financial statements.

ING life insurance and annuity company

variable annuity account c

Statements of Operations

For the nine months ended September 30, 2004

(Dollars in thousands)

(Unaudited)

			Pioneer		Pioneer
	PIMCO VIT	Pioneer	Equity	Pioneer	High Yield
	Real Return	High Yield	Income	Fund	VCT
Net investment income (loss)
Income:
Dividends	$ 6	$ 1	$ 239	$ 14	$ 17
Total investment income	6	1	239	14	17
Expenses:
Mortality and expense risk and
other charges	6	-	105	15	3
Total expenses	6	-	105	15	3
Net investment income (loss)	-	1	134	(1)	14

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	31	-	519	57	40
Capital gains distributions	-	-	-	-	-
Total realized gain (loss) on investments
and capital gains distributions	31	-	519	57	40
Net unrealized appreciation
(depreciation) of investments	51	2	202	(36)	19
Net increase (decrease) in net assets
resulting from operations	$ 82	$ 3	$ 855	$ 20	$ 73

The accompanying notes are an integral part of these financial statements.

ING life insurance and annuity company

variable annuity account c

Statements of Operations

For the nine months ended September 30, 2004

(Dollars in thousands)

(Unaudited)

	Pioneer	Scudder	T. Rowe Price
	Mid Cap	Equity 500	Mid-Cap	Templeton	Templeton
	Value	Index	Value	Foreign	Growth
Net investment income (loss)
Income:
Dividends	$ 83	$ -	$ -	$ -	$ -
Total investment income	83	-	-	-	-
Expenses:
Mortality and expense risk and
other charges	171	-	-	-	-
Total expenses	171	-	-	-	-
Net investment income (loss)	(88)	-	-	-	-

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	157	-	-	-	-
Capital gains distributions	218	-	-	-	-
Total realized gain (loss) on investments
and capital gains distributions	375	-	-	-	-
Net unrealized appreciation
(depreciation) of investments	1,493	-	6	6	-
Net increase (decrease) in net assets
resulting from operations	$ 1,780	$ -	$ 6	$ 6	$ -

The accompanying notes are an integral part of these financial statements.

ING life insurance and annuity company

variable annuity account c

Statements of Operations

For the nine months ended September 30, 2004

(Dollars in thousands)

(Unaudited)

		UBS U.S.		Vanguard®
	Templeton	Small Cap	Vanguard®	Variable	Wanger
	Global	Growth	500 Index	Insurance	Select
Net investment income (loss)
Income:
Dividends	$ 10	$ -	$ -	$ -	$ -
Total investment income	10	-	-	-	-
Expenses:
Mortality and expense risk and
other charges	2	-	-	-	2
Total expenses	2	-	-	-	2
Net investment income (loss)	8	-	-	-	(2)

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	-	-	-	-	-
Capital gains distributions	-	-	-	-	-
Total realized gain (loss) on investments
and capital gains distributions	-	-	-	-	-
Net unrealized appreciation
(depreciation) of investments	34	-	-	-	10
Net increase (decrease) in net assets
resulting from operations	$ 42	$ -	$ -	$ -	$ 8

The accompanying notes are an integral part of these financial statements.

ING life insurance and annuity company

variable annuity account c

Statements of Operations

For the nine months ended September 30, 2004

(Dollars in thousands)

(Unaudited)

		Washington	Washington
	Wanger U.S.	Mutual	Mutual
	Smaller	InvestorsSM -	InvestorsSM -
	Companies	Class R-3	Class R-4
Net investment income (loss)
Income:
Dividends	$ -	$ 4	$ 69
Total investment income	-	4	69
Expenses:
Mortality and expense risk and
other charges	2	1	24
Total expenses	2	1	24
Net investment income (loss)	(2)	3	45

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	(11)	-	-
Capital gains distributions	-	-	-
Total realized gain (loss) on investments
and capital gains distributions	(11)	-	-
Net unrealized appreciation
(depreciation) of investments	22	4	134
Net increase (decrease) in net assets
resulting from operations	$ 9	$ 7	$ 179

The accompanying notes are an integral part of these financial statements.

ING life insurance and annuity company

variable annuity account c

Statements of Changes in Net Assets

For the nine months ended September 30, 2004 and 2003

(Dollars in thousands)

(Unaudited)

	AIM Mid	AIM V.I.
	Cap Core	Capital	AIM V.I.	AIM V.I.
	Equity	Appreciation	Core Equity	Growth
Net assets at January 1, 2003	$ -	$ 15,302	$ 34,728	$ 11,403

Increase (decrease) in net assets from operations
Operations:
Net investment income (loss)	-	(133)	(294)	(107)
Net realized gain (loss) on investments and capital gains
distributions	-	(2,490)	(1,883)	(1,314)
Net unrealized appreciation (depreciation) during the year	-	4,940	6,173	3,509
Net increase (decrease) in net assets from operations	-	2,317	3,996	2,088
Changes from principal transactions:
Total unit transactions	-	965	134	1,784
Net increase (decrease) in assets derived from
principal transactions	-	965	134	1,784
Total increase (decrease) in net assets	-	3,282	4,130	3,872
Net assets at September 30, 2003	$ -	$ 18,584	$ 38,858	$ 15,275

Net assets at January 1, 2004	$ -	$ 20,562	$ 42,522	$ 17,055

Increase (decrease) in net assets from operations
Operations:
Net investment income (loss)	-	(161)	(329)	(140)
Net realized gain (loss) on investments and capital gains
distributions	-	(1,555)	(3,423)	(2,313)
Net unrealized appreciation (depreciation) during the year	1	907	3,990	1,917
Net increase (decrease) in net assets from operations	1	(809)	238	(536)
Changes from contract transactions:
Total unit transactions	176	(393)	(4,464)	142
Net increase (decrease) in assets derived from
principal transactions	176	(393)	(4,464)	142
Total increase (decrease) in net assets	177	(1,202)	(4,226)	(394)
Net assets at September 30, 2004	$ 177	$ 17,382	$ 34,632	$ 14,881

The accompanying notes are an integral part of these financial statements.

ING life insurance and annuity company

variable annuity account c

Statements of Changes in Net Assets

For the nine months ended September 30, 2004 and 2003

(Dollars in thousands)

(Unaudited)

		Alliance		American
	AIM V.I.	Bernstein		Century®
	Premier	Growth and	American	Income
	Equity	Income	Balanced	& Growth
Net assets at January 1, 2003	$ 15,977	$ -	$ -	$ 1,152

Increase (decrease) in net assets from operations
Operations:
Net investment income (loss)	(135)	-	-	6
Net realized gain (loss) on investments and capital gains
distributions	(990)	-	-	(40)
Net unrealized appreciation (depreciation) during the year	3,185	-	-	216
Net increase (decrease) in net assets from operations	2,060	-	-	182
Changes from principal transactions:
Total unit transactions	1,141	-	-	647
Net increase (decrease) in assets derived from
principal transactions	1,141	-	-	647
Total increase (decrease) in net assets	3,201	-	-	829
Net assets at September 30, 2003	$ 19,178	$ -	$ -	$ 1,981

Net assets at January 1, 2004	$ 21,041	$ -	$ -	$ 2,491

Increase (decrease) in net assets from operations
Operations:
Net investment income (loss)	(155)	-	1	18
Net realized gain (loss) on investments and capital gains
distributions	(1,718)	-	-	140
Net unrealized appreciation (depreciation) during the year	1,189	-	-	(106)
Net increase (decrease) in net assets from operations	(684)	-	1	52
Changes from contract transactions:
Total unit transactions	(1,119)	16	633	785
Net increase (decrease) in assets derived from
principal transactions	(1,119)	16	633	785
Total increase (decrease) in net assets	(1,803)	16	634	837
Net assets at September 30, 2004	$ 17,375	$ 16	$ 634	$ 2,818

The accompanying notes are an integral part of these financial statements.

ING life insurance and annuity company

variable annuity account c

Statements of Changes in Net Assets

For the nine months ended September 30, 2004 and 2003

(Dollars in thousands)

(Unaudited)

	Ariel		Baron	Baron
	Application	Ariel	Asset	Growth
Net assets at January 1, 2003	$ -	$ -	$ -	$ -

Increase (decrease) in net assets from operations
Operations:
Net investment income (loss)	-	-	-	-
Net realized gain (loss) on investments and capital gains
distributions	-	-	-	-
Net unrealized appreciation (depreciation) during the year	-	-	-	-
Net increase (decrease) in net assets from operations	-	-	-	-
Changes from principal transactions:
Total unit transactions	-	-	-	-
Net increase (decrease) in assets derived from
principal transactions	-	-	-	-
Total increase (decrease) in net assets	-	-	-	-
Net assets at September 30, 2003	$ -	$ -	$ -	$ -

Net assets at January 1, 2004	$ -	$ -	$ -	$ -

Increase (decrease) in net assets from operations
Operations:
Net investment income (loss)	-	-	-	-
Net realized gain (loss) on investments and capital gains
distributions	-	-	-	-
Net unrealized appreciation (depreciation) during the year	-	1	-	7
Net increase (decrease) in net assets from operations	-	1	-	7
Changes from contract transactions:
Total unit transactions	153	30	22	200
Net increase (decrease) in assets derived from
principal transactions	153	30	22	200
Total increase (decrease) in net assets	153	31	22	207
Net assets at September 30, 2004	$ 153	$ 31	$ 22	$ 207

The accompanying notes are an integral part of these financial statements.

ING life insurance and annuity company

variable annuity account c

Statements of Changes in Net Assets

For the nine months ended September 30, 2004 and 2003

(Dollars in thousands)

(Unaudited)

	Calvert	Chapman	EuroPacific	EuroPacific
	Social	DEM®	Growth -	Growth -
	Balanced	Equity	Class R-3	Class R-4
Net assets at January 1, 2003	$ 49,766	$ 51	$ -	$ -

Increase (decrease) in net assets from operations
Operations:
Net investment income (loss)	(401)	-	-	-
Net realized gain (loss) on investments and capital gains
distributions	(515)	-	-	-
Net unrealized appreciation (depreciation) during the year	6,127	-	-	-
Net increase (decrease) in net assets from operations	5,211	-	-	-
Changes from principal transactions:
Total unit transactions	423	(51)	-	-
Net increase (decrease) in assets derived from
principal transactions	423	(51)	-	-
Total increase (decrease) in net assets	5,634	(51)	-	-
Net assets at September 30, 2003	$ 55,400	$ -	$ -	$ -

Net assets at January 1, 2004	$ 60,576	$ -	$ -	$ -

Increase (decrease) in net assets from operations
Operations:
Net investment income (loss)	(481)	-	-	(12)
Net realized gain (loss) on investments and capital gains
distributions	(19)	-	-	(8)
Net unrealized appreciation (depreciation) during the year	1,405	-	5	129
Net increase (decrease) in net assets from operations	905	-	5	109
Changes from contract transactions:
Total unit transactions	1,896	-	338	6,510
Net increase (decrease) in assets derived from
principal transactions	1,896	-	338	6,510
Total increase (decrease) in net assets	2,801	-	343	6,619
Net assets at September 30, 2004	$ 58,201	$ -	$ 343	$ 6,619

The accompanying notes are an integral part of these financial statements.

ING life insurance and annuity company

variable annuity account c

Statements of Changes in Net Assets

For the nine months ended September 30, 2004 and 2003

(Dollars in thousands)

(Unaudited)

	Evergreen	Fidelity®	Fidelity® VIP
	Special	Advisor	Asset	Fidelity® VIP
	Values	Mid Cap	ManagerSM	Contrafund®
Net assets at January 1, 2003	$ 9,367	$ -	$ 18,235	$ 382,356

Increase (decrease) in net assets from operations
Operations:
Net investment income (loss)	(79)	-	548	(1,414)
Net realized gain (loss) on investments and capital gains
distributions	(273)	-	(311)	2,210
Net unrealized appreciation (depreciation) during the year	2,107	-	1,622	57,202
Net increase (decrease) in net assets from operations	1,755	-	1,859	57,998
Changes from principal transactions:
Total unit transactions	1,966	-	317	41,923
Net increase (decrease) in assets derived from
principal transactions	1,966	-	317	41,923
Total increase (decrease) in net assets	3,721	-	2,176	99,921
Net assets at September 30, 2003	$ 13,088	$ -	$ 20,411	$ 482,277

Net assets at January 1, 2004	$ 17,138	$ -	$ 21,727	$ 564,372

Increase (decrease) in net assets from operations
Operations:
Net investment income (loss)	(177)	-	423	(2,720)
Net realized gain (loss) on investments and capital gains
distributions	237	-	(651)	5,488
Net unrealized appreciation (depreciation) during the year	1,450	4	32	26,542
Net increase (decrease) in net assets from operations	1,510	4	(196)	29,310
Changes from contract transactions:
Total unit transactions	16,707	302	(413)	57,464
Net increase (decrease) in assets derived from
principal transactions	16,707	302	(413)	57,464
Total increase (decrease) in net assets	18,217	306	(609)	86,774
Net assets at September 30, 2004	$ 31,305	$ 306	$ 19,802	$ 569,051

The accompanying notes are an integral part of these financial statements.

ING life insurance and annuity company

variable annuity account c

Statements of Changes in Net Assets

For the nine months ended September 30, 2004 and 2003

(Dollars in thousands)

(Unaudited)

	Fidelity®
	VIP Equity-	Fidelity®	Fidelity® VIP	Fidelity® VIP
	Income	VIP Growth	High Income	Index 500
Net assets at January 1, 2003	$ 226,895	$ 277,744	$ 3,569	$ 72,668

Increase (decrease) in net assets from operations
Operations:
Net investment income (loss)	2,392	(1,568)	248	559
Net realized gain (loss) on investments and capital gains
distributions	(2,040)	(7,963)	687	(3,646)
Net unrealized appreciation (depreciation) during the year	29,796	60,459	35	13,279
Net increase (decrease) in net assets from operations	30,148	50,928	970	10,192
Changes from principal transactions:
Total unit transactions	16,143	3,483	2,822	5,015
Net increase (decrease) in assets derived from
principal transactions	16,143	3,483	2,822	5,015
Total increase (decrease) in net assets	46,291	54,411	3,792	15,207
Net assets at September 30, 2003	$ 273,186	$ 332,155	$ 7,361	$ 87,875

Net assets at January 1, 2004	$ 327,820	$ 380,196	$ 7,292	$ 101,046

Increase (decrease) in net assets from operations
Operations:
Net investment income (loss)	2,483	(2,051)	523	546
Net realized gain (loss) on investments and capital gains
distributions	1,058	(2,209)	(23)	(1,148)
Net unrealized appreciation (depreciation) during the year	691	(17,536)	(295)	1,085
Net increase (decrease) in net assets from operations	4,232	(21,796)	205	483
Changes from contract transactions:
Total unit transactions	35,130	5,719	(1,509)	5,491
Net increase (decrease) in assets derived from
principal transactions	35,130	5,719	(1,509)	5,491
Total increase (decrease) in net assets	39,362	(16,077)	(1,304)	5,974
Net assets at September 30, 2004	$ 312,548	$ 316,078	$ 6,057	$ 93,849

The accompanying notes are an integral part of these financial statements.

ING life insurance and annuity company

variable annuity account c

Statements of Changes in Net Assets

For the nine months ended September 30, 2004 and 2003

(Dollars in thousands)

(Unaudited)

			Franklin	The Growth
		Franklin	Small Cap	Fund of
	Fidelity® VIP	Small-Mid	Value	America® -
	Overseas	Cap Growth	Securities	Class R-3
Net assets at January 1, 2003	$ 14,076	$ -	$ 7,951	$ -

Increase (decrease) in net assets from operations
Operations:
Net investment income (loss)	(21)	-	(55)	-
Net realized gain (loss) on investments and capital gains
distributions	5,988	-	(553)	-
Net unrealized appreciation (depreciation) during the year	(255)	-	1,728	-
Net increase (decrease) in net assets from operations	5,712	-	1,120	-
Changes from principal transactions:
Total unit transactions	(118)	-	2,876	-
Net increase (decrease) in assets derived from
principal transactions	(118)	-	2,876	-
Total increase (decrease) in net assets	5,594	-	3,996	-
Net assets at September 30, 2003	$ 19,670	$ -	$ 11,947	$ -

Net assets at January 1, 2004	$ 30,341	$ -	$ 15,883	$ -

Increase (decrease) in net assets from operations
Operations:
Net investment income (loss)	103	-	(139)	(1)
Net realized gain (loss) on investments and capital gains
distributions	1,916	-	1,426	-
Net unrealized appreciation (depreciation) during the year	(2,764)	-	964	2
Net increase (decrease) in net assets from operations	(745)	-	2,251	1
Changes from contract transactions:
Total unit transactions	6,801	46	13,700	697
Net increase (decrease) in assets derived from
principal transactions	6,801	46	13,700	697
Total increase (decrease) in net assets	6,056	46	15,951	698
Net assets at September 30, 2004	$ 25,726	$ 46	$ 27,898	$ 698

The accompanying notes are an integral part of these financial statements.

ING life insurance and annuity company

variable annuity account c

Statements of Changes in Net Assets

For the nine months ended September 30, 2004 and 2003

(Dollars in thousands)

(Unaudited)

	The Growth	The Income
	Fund of	Fund of	ING GET	ING GET
	America® -	America® -	Fund -	Fund -
	Class R-4	Class R-3	Series D	Series E
Net assets at January 1, 2003	$ -	$ -	$ 234,066	$ 104,443

Increase (decrease) in net assets from operations
Operations:
Net investment income (loss)	-	-	5,763	2,837
Net realized gain (loss) on investments and capital gains
distributions	-	-	(4,524)	(416)
Net unrealized appreciation (depreciation) during the year	-	-	(1,416)	(1,662)
Net increase (decrease) in net assets from operations	-	-	(177)	759
Changes from principal transactions:
Total unit transactions	-	-	(53,721)	(16,564)
Net increase (decrease) in assets derived from
principal transactions	-	-	(53,721)	(16,564)
Total increase (decrease) in net assets	-	-	(53,898)	(15,805)
Net assets at September 30, 2003	$ -	$ -	$ 180,168	$ 88,638

Net assets at January 1, 2004	$ -	$ -	$ 152,769	$ 79,656

Increase (decrease) in net assets from operations
Operations:
Net investment income (loss)	(38)	-	5,607	4,381
Net realized gain (loss) on investments and capital gains
distributions	1	-	(18,597)	(7,517)
Net unrealized appreciation (depreciation) during the year	215	1	12,860	2,594
Net increase (decrease) in net assets from operations	178	1	(130)	(542)
Changes from contract transactions:
Total unit transactions	23,464	61	(152,639)	(79,114)
Net increase (decrease) in assets derived from
principal transactions	23,464	61	(152,639)	(79,114)
Total increase (decrease) in net assets	23,642	62	(152,769)	(79,656)
Net assets at September 30, 2004	$ 23,642	$ 62	$ 27,399	$ 8,982

The accompanying notes are an integral part of these financial statements.

ING life insurance and annuity company

variable annuity account c

Statements of Changes in Net Assets

For the nine months ended September 30, 2004 and 2003

(Dollars in thousands)

(Unaudited)

	ING GET	ING GET	ING GET	ING GET
	Fund -	Fund -	Fund -	Fund -
	Series G	Series H	Series I	Series J
Net assets at January 1, 2003	$ 29,756	$ 23,282	$ 1,190	$ 394

Increase (decrease) in net assets from operations
Operations:
Net investment income (loss)	816	632	24	9
Net realized gain (loss) on investments and capital gains
distributions	(46)	(1)	1	-
Net unrealized appreciation (depreciation) during the year	(582)	(384)	(11)	(5)
Net increase (decrease) in net assets from operations	188	247	14	4
Changes from principal transactions:
Total unit transactions	(2,951)	(3,357)	(68)	(12)
Net increase (decrease) in assets derived from
principal transactions	(2,951)	(3,357)	(68)	(12)
Total increase (decrease) in net assets	(2,763)	(3,110)	(54)	(8)
Net assets at September 30, 2003	$ 26,993	$ 20,172	$ 1,136	$ 386

Net assets at January 1, 2004	$ 23,831	$ 18,535	$ 1,092	$ 386

Increase (decrease) in net assets from operations
Operations:
Net investment income (loss)	713	574	24	12
Net realized gain (loss) on investments and capital gains
distributions	(163)	(105)	(1)	(1)
Net unrealized appreciation (depreciation) during the year	(644)	(562)	(31)	(14)
Net increase (decrease) in net assets from operations	(94)	(93)	(8)	(3)
Changes from contract transactions:
Total unit transactions	(4,737)	(4,408)	(256)	(24)
Net increase (decrease) in assets derived from
principal transactions	(4,737)	(4,408)	(256)	(24)
Total increase (decrease) in net assets	(4,831)	(4,501)	(264)	(27)
Net assets at September 30, 2004	$ 22,162	$ 15,671	$ 872	$ 359
The accompanying notes are an integral part of these financial statements.

ING life insurance and annuity company

variable annuity account c

Statements of Changes in Net Assets

For the nine months ended September 30, 2004 and 2003

(Dollars in thousands)

(Unaudited)

	ING GET	ING GET	ING GET	ING GET
	Fund -	Fund -	Fund -	Fund -
	Series K	Series L	Series Q	Series S
Net assets at January 1, 2003	$ 2,048	$ 1,187	$ 5,031	$ 46,558

Increase (decrease) in net assets from operations
Operations:
Net investment income (loss)	40	31	(46)	(350)
Net realized gain (loss) on investments and capital gains
distributions	6	-	19	133
Net unrealized appreciation (depreciation) during the year	(23)	(6)	171	1,371
Net increase (decrease) in net assets from operations	23	25	144	1,154
Changes from principal transactions:
Total unit transactions	(249)	(6)	(564)	(10,061)
Net increase (decrease) in assets derived from
principal transactions	(249)	(6)	(564)	(10,061)
Total increase (decrease) in net assets	(226)	19	(420)	(8,907)
Net assets at September 30, 2003	$ 1,822	$ 1,206	$ 4,611	$ 37,651

Net assets at January 1, 2004	$ 1,736	$ 1,049	$ 4,385	$ 32,661

Increase (decrease) in net assets from operations
Operations:
Net investment income (loss)	41	29	111	468
Net realized gain (loss) on investments and capital gains
distributions	2	(2)	19	835
Net unrealized appreciation (depreciation) during the year	(50)	(30)	(144)	(1,353)
Net increase (decrease) in net assets from operations	(7)	(3)	(14)	(50)
Changes from contract transactions:
Total unit transactions	(197)	(282)	(356)	(7,346)
Net increase (decrease) in assets derived from
principal transactions	(197)	(282)	(356)	(7,346)
Total increase (decrease) in net assets	(204)	(285)	(370)	(7,396)
Net assets at September 30, 2004	$ 1,618	$ 921	$ 4,241	$ 30,255

The accompanying notes are an integral part of these financial statements.

ING life insurance and annuity company

variable annuity account c

Statements of Changes in Net Assets

For the nine months ended September 30, 2004 and 2003

(Dollars in thousands)

(Unaudited)

		ING VP	ING VP	ING VP
	ING VP	Emerging	Intermediate	Money
	Balanced	Markets	Bond	Market
Net assets at January 1, 2003	$ 597,925	$ 5,020	$ 458,178	$ 368,846

Increase (decrease) in net assets from operations
Operations:
Net investment income (loss)	7,372	(42)	3,788	3,251
Net realized gain (loss) on investments and capital gains
distributions	(16,984)	1,563	4,402	(3,130)
Net unrealized appreciation (depreciation) during the year	65,641	27	10,537	(300)
Net increase (decrease) in net assets from operations	56,029	1,548	18,727	(179)
Changes from principal transactions:
Total unit transactions	(37,943)	(186)	(47,804)	(80,213)
Net increase (decrease) in assets derived from
principal transactions	(37,943)	(186)	(47,804)	(80,213)
Total increase (decrease) in net assets	18,086	1,362	(29,077)	(80,392)
Net assets at September 30, 2003	$ 616,011	$ 6,382	$ 429,101	$ 288,454

Net assets at January 1, 2004	$ 659,370	$ 8,172	$ 408,185	$ 257,477

Increase (decrease) in net assets from operations
Operations:
Net investment income (loss)	8,004	(70)	14,341	886
Net realized gain (loss) on investments and capital gains
distributions	(7,010)	713	15,343	(225)
Net unrealized appreciation (depreciation) during the year	11,203	(596)	(18,899)	(872)
Net increase (decrease) in net assets from operations	12,197	47	10,785	(211)
Changes from contract transactions:
Total unit transactions	(10,905)	620	(10,144)	(25,391)
Net increase (decrease) in assets derived from
principal transactions	(10,905)	620	(10,144)	(25,391)
Total increase (decrease) in net assets	1,292	667	641	(25,602)
Net assets at September 30, 2004	$ 617,303	$ 7,049	$ 429,742	$ 262,852

The accompanying notes are an integral part of these financial statements.

ING life insurance and annuity company

variable annuity account c

Statements of Changes in Net Assets

For the nine months ended September 30, 2004 and 2003

(Dollars in thousands)

(Unaudited)

				ING T. Rowe
	ING VP		ING MFS	Price
	Natural	ING Julius	Total	Equity
	Resources	Baer Foreign	Return	Income
Net assets at January 1, 2003	$ 11,897	$ -	$ -	$ -

Increase (decrease) in net assets from operations
Operations:
Net investment income (loss)	(90)	-	(4)	(2)
Net realized gain (loss) on investments and capital gains
distributions	(949)	-	(1)	2
Net unrealized appreciation (depreciation) during the year	2,088	-	11	(3)
Net increase (decrease) in net assets from operations	1,049	-	6	(3)
Changes from principal transactions:
Total unit transactions	(1,141)	-	2,703	1,213
Net increase (decrease) in assets derived from
principal transactions	(1,141)	-	2,703	1,213
Total increase (decrease) in net assets	(92)	-	2,709	1,210
Net assets at September 30, 2003	$ 11,805	$ -	$ 2,709	$ 1,210

Net assets at January 1, 2004	$ 13,971	$ -	$ 8,289	$ 2,143

Increase (decrease) in net assets from operations
Operations:
Net investment income (loss)	35	(1)	(117)	(99)
Net realized gain (loss) on investments and capital gains
distributions	701	6	45	91
Net unrealized appreciation (depreciation) during the year	405	12	488	539
Net increase (decrease) in net assets from operations	1,141	17	416	531
Changes from contract transactions:
Total unit transactions	433	484	11,361	19,056
Net increase (decrease) in assets derived from
principal transactions	433	484	11,361	19,056
Total increase (decrease) in net assets	1,574	501	11,777	19,587
Net assets at September 30, 2004	$ 13,379	$ 501	$ 14,486	$ 20,797

The accompanying notes are an integral part of these financial statements.

ING life insurance and annuity company

variable annuity account c

Statements of Changes in Net Assets

For the nine months ended September 30, 2004 and 2003

(Dollars in thousands)

(Unaudited)

		ING Alger	ING Alger
	ING Aeltus	Aggressive	Aggressive
	Enhanced	Growth -	Growth -	ING Alger
	Index	Initial Class	Service Class	Growth
Net assets at January 1, 2003	$ 126	$ -	$ 902	$ 255

Increase (decrease) in net assets from operations
Operations:
Net investment income (loss)	1	-	(18)	(6)
Net realized gain (loss) on investments and capital gains
distributions	4	3	139	26
Net unrealized appreciation (depreciation) during the year	22	2	163	60
Net increase (decrease) in net assets from operations	27	5	284	80
Changes from principal transactions:
Total unit transactions	415	10	4,741	1,318
Net increase (decrease) in assets derived from
principal transactions	415	10	4,741	1,318
Total increase (decrease) in net assets	442	15	5,025	1,398
Net assets at September 30, 2003	$ 568	$ 15	$ 5,927	$ 1,653

Net assets at January 1, 2004	$ 800	$ 16	$ 9,420	$ 2,194

Increase (decrease) in net assets from operations
Operations:
Net investment income (loss)	(2)	-	(91)	(21)
Net realized gain (loss) on investments and capital gains
distributions	78	1	565	151
Net unrealized appreciation (depreciation) during the year	(74)	-	(1,101)	(306)
Net increase (decrease) in net assets from operations	2	1	(627)	(176)
Changes from contract transactions:
Total unit transactions	544	(5)	1,333	191
Net increase (decrease) in assets derived from
principal transactions	544	(5)	1,333	191
Total increase (decrease) in net assets	546	(4)	706	15
Net assets at September 30, 2004	$ 1,114	$ 11	$ 6,633	$ 1,668

The accompanying notes are an integral part of these financial statements.

ING life insurance and annuity company

variable annuity account c

Statements of Changes in Net Assets

For the nine months ended September 30, 2004 and 2003

(Dollars in thousands)

(Unaudited)

	ING American	ING	ING Goldman
	Century	Baron	Sachs®	ING
	SmallCap	SmallCap	Capital	JPMorgan
	Value	Growth	Growth	International
Net assets at January 1, 2003	$ 1,834	$ 3,239	$ 347	$ 107,839

Increase (decrease) in net assets from operations
Operations:
Net investment income (loss)	(24)	(51)	(4)	315
Net realized gain (loss) on investments and capital gains
distributions	(11)	62	3	12,077
Net unrealized appreciation (depreciation) during the year	477	1,168	52	3,267
Net increase (decrease) in net assets from operations	442	1,179	51	15,659
Changes from principal transactions:
Total unit transactions	2,141	6,045	246	(12,886)
Net increase (decrease) in assets derived from
principal transactions	2,141	6,045	246	(12,886)
Total increase (decrease) in net assets	2,583	7,224	297	2,773
Net assets at September 30, 2003	$ 4,417	$ 10,463	$ 644	$ 110,612

Net assets at January 1, 2004	$ 6,307	$ 15,257	$ 827	$ 126,504

Increase (decrease) in net assets from operations
Operations:
Net investment income (loss)	(111)	(224)	(8)	469
Net realized gain (loss) on investments and capital gains
distributions	980	1,087	29	5,345
Net unrealized appreciation (depreciation) during the year	(201)	923	(46)	(1,335)
Net increase (decrease) in net assets from operations	668	1,786	(25)	4,479
Changes from contract transactions:
Total unit transactions	12,502	21,505	378	(6,052)
Net increase (decrease) in assets derived from
principal transactions	12,502	21,505	378	(6,052)
Total increase (decrease) in net assets	13,170	23,291	353	(1,573)
Net assets at September 30, 2004	$ 17,587	$ 33,754	$ 997	$ 109,039

The accompanying notes are an integral part of these financial statements.

ING life insurance and annuity company

variable annuity account c

Statements of Changes in Net Assets

For the nine months ended September 30, 2004 and 2003

(Dollars in thousands)

(Unaudited)

	ING
	JPMorgan	ING MFS	ING MFS	ING OpCap
	Mid Cap	Capital	Global	Balanced
	Value	Opportunities	Growth	Value
Net assets at January 1, 2003	$ 1,038	$ 129,150	$ 202	$ 515

Increase (decrease) in net assets from operations
Operations:
Net investment income (loss)	(13)	(751)	(4)	63
Net realized gain (loss) on investments and capital gains
distributions	34	(7,984)	4	17
Net unrealized appreciation (depreciation) during the year	194	27,271	69	153
Net increase (decrease) in net assets from operations	215	18,536	69	233
Changes from principal transactions:
Total unit transactions	1,583	(7,914)	656	4,339
Net increase (decrease) in assets derived from
principal transactions	1,583	(7,914)	656	4,339
Total increase (decrease) in net assets	1,798	10,622	725	4,572
Net assets at September 30, 2003	$ 2,836	$ 139,772	$ 927	$ 5,087

Net assets at January 1, 2004	$ 3,999	$ 151,497	$ 1,294	$ 9,183

Increase (decrease) in net assets from operations
Operations:
Net investment income (loss)	(57)	(497)	(13)	(283)
Net realized gain (loss) on investments and capital gains
distributions	135	(14,374)	152	224
Net unrealized appreciation (depreciation) during the year	479	15,274	(143)	855
Net increase (decrease) in net assets from operations	557	403	(4)	796
Changes from contract transactions:
Total unit transactions	6,293	(14,834)	405	7,034
Net increase (decrease) in assets derived from
principal transactions	6,293	(14,834)	405	7,034
Total increase (decrease) in net assets	6,850	(14,431)	401	7,830
Net assets at September 30, 2004	$ 9,686	$ 125,341	$ 1,328	$ 12,917

The accompanying notes are an integral part of these financial statements.

ING life insurance and annuity company

variable annuity account c

Statements of Changes in Net Assets

For the nine months ended September 30, 2004 and 2003

(Dollars in thousands)

(Unaudited)

		ING Salomon	ING Salomon	ING Salomon
		Brothers	Brothers	Brothers
	ING PIMCO	Aggressive	Fundamental	Investors
	Total Return	Growth	Value	Value
Net assets at January 1, 2003	$ 16,279	$ 175,927	$ 244	$ 635

Increase (decrease) in net assets from operations
Operations:
Net investment income (loss)	(199)	(1,536)	47	2
Net realized gain (loss) on investments and capital gains
distributions	631	(9,128)	172	4
Net unrealized appreciation (depreciation) during the year	231	51,947	18	139
Net increase (decrease) in net assets from operations	663	41,283	237	145
Changes from principal transactions:
Total unit transactions	11,136	3,256	5,161	2,450
Net increase (decrease) in assets derived from
principal transactions	11,136	3,256	5,161	2,450
Total increase (decrease) in net assets	11,799	44,539	5,398	2,595
Net assets at September 30, 2003	$ 28,078	$ 220,466	$ 5,642	$ 3,230

Net assets at January 1, 2004	$ 31,227	$ 239,784	$ 9,414	$ 4,019

Increase (decrease) in net assets from operations
Operations:
Net investment income (loss)	(1,861)	(93)	(2)	(1,649)
Net realized gain (loss) on investments and capital gains
distributions	(4,617)	228	302	385
Net unrealized appreciation (depreciation) during the year	7,244	(352)	(369)	(3,659)
Net increase (decrease) in net assets from operations	766	(217)	(69)	(4,923)
Changes from contract transactions:
Total unit transactions	(15,950)	1,838	1,751	25,162
Net increase (decrease) in assets derived from
principal transactions	(15,950)	1,838	1,751	25,162
Total increase (decrease) in net assets	(15,184)	1,621	1,682	20,239
Net assets at September 30, 2004	$ 12,894	$ 222,087	$ 7,324	$ 23,469

The accompanying notes are an integral part of these financial statements.

ING life insurance and annuity company

variable annuity account c

Statements of Changes in Net Assets

For the nine months ended September 30, 2004 and 2003

(Dollars in thousands)

(Unaudited)

	ING T. Rowe	ING T. Rowe		ING
	Price Growth	Price Growth	ING	UBS U.S.
	Equity -	Equity -	UBS U.S.	Large Cap
	Initial Class	Service Class	Allocation	Equity
Net assets at January 1, 2003	$ 169,889	$ -	$ 474	$ 114,492

Increase (decrease) in net assets from operations
Operations:
Net investment income (loss)	(1,158)	-	(4)	(234)
Net realized gain (loss) on investments and capital gains
distributions	(1,854)	-	9	(6,648)
Net unrealized appreciation (depreciation) during the year	30,510	-	55	19,912
Net increase (decrease) in net assets from operations	27,498	-	60	13,030
Changes from principal transactions:
Total unit transactions	13,367	-	187	(8,861)
Net increase (decrease) in assets derived from
principal transactions	13,367	-	187	(8,861)
Total increase (decrease) in net assets	40,865	-	247	4,169
Net assets at September 30, 2003	$ 210,754	$ -	$ 721	$ 118,661

Net assets at January 1, 2004	$ 246,603	$ -	$ 911	$ 128,075

Increase (decrease) in net assets from operations
Operations:
Net investment income (loss)	-	(7)	(13)	40
Net realized gain (loss) on investments and capital gains
distributions	-	78	(3,522)	231
Net unrealized appreciation (depreciation) during the year	2	(60)	7,098	147
Net increase (decrease) in net assets from operations	2	11	3,563	418
Changes from contract transactions:
Total unit transactions	129	695	(7,060)	8,814
Net increase (decrease) in assets derived from
principal transactions	129	695	(7,060)	8,814
Total increase (decrease) in net assets	131	706	(3,497)	9,232
Net assets at September 30, 2004	$ 210,885	$ 706	$ (2,776)	$ 127,893

The accompanying notes are an integral part of these financial statements.

ING life insurance and annuity company

variable annuity account c

Statements of Changes in Net Assets

For the nine months ended September 30, 2004 and 2003

(Dollars in thousands)

(Unaudited)

		ING VP	ING VP	ING VP
	ING Van	Strategic	Strategic	Strategic
	Kampen	Allocation	Allocation	Allocation
	Comstock	Balanced	Growth	Income
Net assets at January 1, 2003	$ 8,175	$ 47,846	$ 56,046	$ 31,610

Increase (decrease) in net assets from operations
Operations:
Net investment income (loss)	(98)	379	76	500
Net realized gain (loss) on investments and capital gains
distributions	(58)	(684)	(1,201)	(494)
Net unrealized appreciation (depreciation) during the year	1,807	4,950	7,664	1,994
Net increase (decrease) in net assets from operations	1,651	4,645	6,539	2,000
Changes from principal transactions:
Total unit transactions	9,242	674	172	(1,943)
Net increase (decrease) in assets derived from
principal transactions	9,242	674	172	(1,943)
Total increase (decrease) in net assets	10,893	5,319	6,711	57
Net assets at September 30, 2003	$ 19,068	$ 53,165	$ 62,757	$ 31,667

Net assets at January 1, 2004	$ 32,018	$ 58,446	$ 69,833	$ 33,837

Increase (decrease) in net assets from operations
Operations:
Net investment income (loss)	(355)	301	206	368
Net realized gain (loss) on investments and capital gains
distributions	1,025	(416)	(472)	2
Net unrealized appreciation (depreciation) during the year	1,959	1,216	1,231	323
Net increase (decrease) in net assets from operations	2,629	1,101	965	693
Changes from contract transactions:
Total unit transactions	20,086	5,993	3,315	848
Net increase (decrease) in assets derived from
principal transactions	20,086	5,993	3,315	848
Total increase (decrease) in net assets	22,715	7,094	4,280	1,541
Net assets at September 30, 2004	$ 41,783	$ 60,259	$ 67,037	$ 33,208

The accompanying notes are an integral part of these financial statements.

ING life insurance and annuity company

variable annuity account c

Statements of Changes in Net Assets

For the nine months ended September 30, 2004 and 2003

(Dollars in thousands)

(Unaudited)

	ING	ING VP	ING GET	ING GET
	Financial	Growth and	U.S. Core	U.S. Core
	Services	Income	Series 1	Series 2
Net assets at January 1, 2003	$ -	$ 2,141,418	$ -	$ -

Increase (decrease) in net assets from operations
Operations:
Net investment income (loss)	-	(17,610)	(4)	-
Net realized gain (loss) on investments and capital gains
distributions	-	(333,335)	-	-
Net unrealized appreciation (depreciation) during the year	-	564,928	10	-
Net increase (decrease) in net assets from operations	-	213,983	6	-
Changes from principal transactions:
Total unit transactions	-	(225,724)	2,310	-
Net increase (decrease) in assets derived from
principal transactions	-	(225,724)	2,310	-
Total increase (decrease) in net assets	-	(11,741)	2,316	-
Net assets at September 30, 2003	$ -	$ 2,129,677	$ 2,316	$ -

Net assets at January 1, 2004	$ -	$ 2,310,967	$ 2,378	$ 20,639

Increase (decrease) in net assets from operations
Operations:
Net investment income (loss)	-	1,637	(5)	(170)
Net realized gain (loss) on investments and capital gains
distributions	-	(200,798)	9	13
Net unrealized appreciation (depreciation) during the year	-	152,727	(6)	211
Net increase (decrease) in net assets from operations	-	(46,434)	(2)	54
Changes from contract transactions:
Total unit transactions	13	(181,757)	(158)	(537)
Net increase (decrease) in assets derived from
principal transactions	13	(181,757)	(158)	(537)
Total increase (decrease) in net assets	13	(228,191)	(160)	(483)
Net assets at September 30, 2004	$ 13	$ 1,901,486	$ 2,156	$ (483)

The accompanying notes are an integral part of these financial statements.

ING life insurance and annuity company

variable annuity account c

Statements of Changes in Net Assets

For the nine months ended September 30, 2004 and 2003

(Dollars in thousands)

(Unaudited)

	ING GET	ING GET	ING GET
	U.S. Core	U.S. Core	U.S. Core	ING GNMA
	Series 3	Series 5	Series 6	Income
Net assets at January 1, 2003	$ -	$ -	$ -	$ -

Increase (decrease) in net assets from operations
Operations:
Net investment income (loss)	-	-	-	-
Net realized gain (loss) on investments and capital gains
distributions	-	-	-	-
Net unrealized appreciation (depreciation) during the year	-	-	-	-
Net increase (decrease) in net assets from operations	-	-	-	-
Changes from principal transactions:
Total unit transactions	-	-	-	-
Net increase (decrease) in assets derived from
principal transactions	-	-	-	-
Total increase (decrease) in net assets	-	-	-	-
Net assets at September 30, 2003	$ -	$ -	$ -	$ -

Net assets at January 1, 2004	$ 207	$ -	$ -	$ -

Increase (decrease) in net assets from operations
Operations:
Net investment income (loss)	(558)	(1)	(4)	2
Net realized gain (loss) on investments and capital gains
distributions	(159)	-	-	-
Net unrealized appreciation (depreciation) during the year	(707)	(1)	3	2
Net increase (decrease) in net assets from operations	(1,424)	(2)	(1)	4
Changes from contract transactions:
Total unit transactions	56,319	663	6,352	212
Net increase (decrease) in assets derived from
principal transactions	56,319	663	6,352	212
Total increase (decrease) in net assets	54,895	661	6,351	216
Net assets at September 30, 2004	$ 54,895	$ 661	$ 6,351	$ 216

The accompanying notes are an integral part of these financial statements.

ING life insurance and annuity company

variable annuity account c

Statements of Changes in Net Assets

For the nine months ended September 30, 2004 and 2003

(Dollars in thousands)

(Unaudited)

		ING VP
	ING	Global		ING VP
	Intermediate	Science and	ING VP	Index Plus
	Bond	Technology	Growth	LargeCap
Net assets at January 1, 2003	$ -	$ 23,001	$ 76,539	$ 378,460

Increase (decrease) in net assets from operations
Operations:
Net investment income (loss)	-	(214)	(639)	1,407
Net realized gain (loss) on investments and capital gains
distributions	-	(4,003)	(8,481)	(10,247)
Net unrealized appreciation (depreciation) during the year	-	10,660	22,154	54,606
Net increase (decrease) in net assets from operations	-	6,443	13,034	45,766
Changes from principal transactions:
Total unit transactions	-	7,584	(1,349)	18,674
Net increase (decrease) in assets derived from
principal transactions	-	7,584	(1,349)	18,674
Total increase (decrease) in net assets	-	14,027	11,685	64,440
Net assets at September 30, 2003	$ -	$ 37,028	$ 88,224	$ 442,900

Net assets at January 1, 2004	$ -	$ 47,295	$ 95,972	$ 503,421

Increase (decrease) in net assets from operations
Operations:
Net investment income (loss)	-	(338)	(594)	1,245
Net realized gain (loss) on investments and capital gains
distributions	-	2,698	(7,504)	(8,620)
Net unrealized appreciation (depreciation) during the year	(1)	(9,334)	4,153	9,240
Net increase (decrease) in net assets from operations	(1)	(6,974)	(3,945)	1,865
Changes from contract transactions:
Total unit transactions	319	(2,418)	(7,028)	24,736
Net increase (decrease) in assets derived from
principal transactions	319	(2,418)	(7,028)	24,736
Total increase (decrease) in net assets	318	(9,392)	(10,973)	26,601
Net assets at September 30, 2004	$ 318	$ 27,636	$ 77,251	$ 469,501

The accompanying notes are an integral part of these financial statements.

ING life insurance and annuity company

variable annuity account c

Statements of Changes in Net Assets

For the nine months ended September 30, 2004 and 2003

(Dollars in thousands)

(Unaudited)

	ING VP	ING VP	ING VP	ING VP
	Index Plus	Index Plus	International	Small
	MidCap	SmallCap	Equity	Company
Net assets at January 1, 2003	$ 144,261	$ 54,579	$ 8,248	$ 115,085

Increase (decrease) in net assets from operations
Operations:
Net investment income (loss)	(477)	(337)	32	(585)
Net realized gain (loss) on investments and capital gains
distributions	(2,199)	(431)	1,014	(10,516)
Net unrealized appreciation (depreciation) during the year	27,681	11,380	152	37,229
Net increase (decrease) in net assets from operations	25,005	10,612	1,198	26,128
Changes from principal transactions:
Total unit transactions	19,253	9,182	554	3,456
Net increase (decrease) in assets derived from
principal transactions	19,253	9,182	554	3,456
Total increase (decrease) in net assets	44,258	19,794	1,752	29,584
Net assets at September 30, 2003	$ 188,519	$ 74,373	$ 10,000	$ 144,669

Net assets at January 1, 2004	$ 233,761	$ 93,931	$ 11,933	$ 167,432

Increase (decrease) in net assets from operations
Operations:
Net investment income (loss)	(878)	(662)	62	(799)
Net realized gain (loss) on investments and capital gains
distributions	282	1,563	1,123	2,172
Net unrealized appreciation (depreciation) during the year	9,346	6,616	(946)	(1,912)
Net increase (decrease) in net assets from operations	8,750	7,517	239	(539)
Changes from contract transactions:
Total unit transactions	67,036	27,852	902	(2,610)
Net increase (decrease) in assets derived from
principal transactions	67,036	27,852	902	(2,610)
Total increase (decrease) in net assets	75,786	35,369	1,141	(3,149)
Net assets at September 30, 2004	$ 264,305	$ 109,742	$ 11,141	$ 141,520

The accompanying notes are an integral part of these financial statements.

ING life insurance and annuity company

variable annuity account c

Statements of Changes in Net Assets

For the nine months ended September 30, 2004 and 2003

(Dollars in thousands)

(Unaudited)

	ING VP	ING VP	ING VP	ING VP
	Value	Financial	Growth	International
	Opportunity	Services	Opportunities	Value
Net assets at January 1, 2003	$ 115,345	$ -	$ 158	$ 12,825

Increase (decrease) in net assets from operations
Operations:
Net investment income (loss)	55	-	(3)	102
Net realized gain (loss) on investments and capital gains
distributions	(6,090)	-	(5)	(618)
Net unrealized appreciation (depreciation) during the year	17,499	-	61	3,269
Net increase (decrease) in net assets from operations	11,464	-	53	2,753
Changes from principal transactions:
Total unit transactions	(3,300)	-	500	7,576
Net increase (decrease) in assets derived from
principal transactions	(3,300)	-	500	7,576
Total increase (decrease) in net assets	8,164	-	553	10,329
Net assets at September 30, 2003	$ 123,509	$ -	$ 711	$ 23,154

Net assets at January 1, 2004	$ 133,176	$ -	$ 1,297	$ 32,591

Increase (decrease) in net assets from operations
Operations:
Net investment income (loss)	59	-	(5)	101
Net realized gain (loss) on investments and capital gains
distributions	(7,834)	-	162	1,222
Net unrealized appreciation (depreciation) during the year	9,743	1	(100)	(228)
Net increase (decrease) in net assets from operations	1,968	1	57	1,095
Changes from contract transactions:
Total unit transactions	(27,517)	111	(1,354)	12,113
Net increase (decrease) in assets derived from
principal transactions	(27,517)	111	(1,354)	12,113
Total increase (decrease) in net assets	(25,549)	112	(1,297)	13,208
Net assets at September 30, 2004	$ 97,960	$ 112	$ (586)	$ 36,362

The accompanying notes are an integral part of these financial statements.

ING life insurance and annuity company

variable annuity account c

Statements of Changes in Net Assets

For the nine months ended September 30, 2004 and 2003

(Dollars in thousands)

(Unaudited)

		ING VP		ING VP
	ING VP	MidCap	ING VP	SmallCap
	MagnaCap	Opportunities	Real Estate	Opportunities
Net assets at January 1, 2003	$ 544	$ 457	$ -	$ 2,239

Increase (decrease) in net assets from operations
Operations:
Net investment income (loss)	(2)	(13)	-	(16)
Net realized gain (loss) on investments and capital gains
distributions	(41)	68	-	(277)
Net unrealized appreciation (depreciation) during the year	152	204	-	879
Net increase (decrease) in net assets from operations	109	259	-	586
Changes from principal transactions:
Total unit transactions	418	2,298	-	1,815
Net increase (decrease) in assets derived from
principal transactions	418	2,298	-	1,815
Total increase (decrease) in net assets	527	2,557	-	2,401
Net assets at September 30, 2003	$ 1,071	$ 3,014	$ -	$ 4,640

Net assets at January 1, 2004	$ 1,571	$ 4,191	$ -	$ 8,045

Increase (decrease) in net assets from operations
Operations:
Net investment income (loss)	2	(42)	(22)	(50)
Net realized gain (loss) on investments and capital gains
distributions	83	310	7	449
Net unrealized appreciation (depreciation) during the year	(77)	(512)	641	(832)
Net increase (decrease) in net assets from operations	8	(244)	626	(433)
Changes from contract transactions:
Total unit transactions	81	1,081	12,360	(404)
Net increase (decrease) in assets derived from
principal transactions	81	1,081	12,360	(404)
Total increase (decrease) in net assets	89	837	12,986	(837)
Net assets at September 30, 2004	$ 1,160	$ 3,851	$ 12,986	$ 3,803

The accompanying notes are an integral part of these financial statements.

ING life insurance and annuity company

variable annuity account c

Statements of Changes in Net Assets

For the nine months ended September 30, 2004 and 2003

(Dollars in thousands)

(Unaudited)

				Janus Aspen
		INVESCO	Janus Aspen	Series
	ING	Health	Series	Capital
	Real Estate	Sciences	Balanced	Appreciation
Net assets at January 1, 2003	$ -	$ -	$ 353,540	$ 2,019

Increase (decrease) in net assets from operations
Operations:
Net investment income (loss)	-	-	1,714	(17)
Net realized gain (loss) on investments and capital gains
distributions	-	-	2,332	(23)
Net unrealized appreciation (depreciation) during the year	-	-	17,049	304
Net increase (decrease) in net assets from operations	-	-	21,095	264
Changes from principal transactions:
Total unit transactions	-	-	3,918	761
Net increase (decrease) in assets derived from
principal transactions	-	-	3,918	761
Total increase (decrease) in net assets	-	-	25,013	1,025
Net assets at September 30, 2003	$ -	$ -	$ 378,553	$ 3,044

Net assets at January 1, 2004	$ -	$ -	$ 385,094	$ 3,177

Increase (decrease) in net assets from operations
Operations:
Net investment income (loss)	-	-	22	(25)
Net realized gain (loss) on investments and capital gains
distributions	-	-	(1,627)	103
Net unrealized appreciation (depreciation) during the year	3	-	6,249	41
Net increase (decrease) in net assets from operations	3	-	4,644	119
Changes from contract transactions:
Total unit transactions	83	18	(30,194)	(151)
Net increase (decrease) in assets derived from
principal transactions	83	18	(30,194)	(151)
Total increase (decrease) in net assets	86	18	(25,550)	(32)
Net assets at September 30, 2004	$ 86	$ 18	$ 353,003	$ 3,012

The accompanying notes are an integral part of these financial statements.

ING life insurance and annuity company

variable annuity account c

Statements of Changes in Net Assets

For the nine months ended September 30, 2004 and 2003

(Dollars in thousands)

(Unaudited)

	Janus Aspen		Janus Aspen	Janus Aspen
	Series	Janus Aspen	Series	Series
	Flexible	Series	Mid Cap	Worldwide
	Income	Growth	Growth	Growth
Net assets at January 1, 2003	$ 92,271	$ 199,166	$ 369,184	$ 513,443

Increase (decrease) in net assets from operations
Operations:
Net investment income (loss)	1,555	(1,630)	(3,080)	341
Net realized gain (loss) on investments and capital gains
distributions	1,599	(10,886)	(42,892)	(9,696)
Net unrealized appreciation (depreciation) during the year	1,395	42,913	119,896	53,286
Net increase (decrease) in net assets from operations	4,549	30,397	73,924	43,931
Changes from principal transactions:
Total unit transactions	(338)	(8,327)	(15,935)	(46,429)
Net increase (decrease) in assets derived from
principal transactions	(338)	(8,327)	(15,935)	(46,429)
Total increase (decrease) in net assets	4,211	22,070	57,989	(2,498)
Net assets at September 30, 2003	$ 96,482	$ 221,236	$ 427,173	$ 510,945

Net assets at January 1, 2004	$ 89,994	$ 239,988	$ 459,241	$ 536,188

Increase (decrease) in net assets from operations
Operations:
Net investment income (loss)	1,523	(1,683)	(3,549)	(1,533)
Net realized gain (loss) on investments and capital gains
distributions	1,466	(14,671)	(41,596)	(9,548)
Net unrealized appreciation (depreciation) during the year	(1,182)	3,305	62,910	(17,465)
Net increase (decrease) in net assets from operations	1,807	(13,049)	17,765	(28,546)
Changes from contract transactions:
Total unit transactions	(11,434)	(26,910)	(45,976)	(85,222)
Net increase (decrease) in assets derived from
principal transactions	(11,434)	(26,910)	(45,976)	(85,222)
Total increase (decrease) in net assets	(9,627)	(39,959)	(28,211)	(113,768)
Net assets at September 30, 2004	$ 86,855	$ 181,277	$ 398,962	$ 397,177

The accompanying notes are an integral part of these financial statements.

ING life insurance and annuity company

variable annuity account c

Statements of Changes in Net Assets

For the nine months ended September 30, 2004 and 2003

(Dollars in thousands)

(Unaudited)

				Lord Abbett
			Lord Abbett	Mid-Cap
	Janus	Lord Abbett	Growth and	Value -
	Twenty	Affiliated	Income	Class VC
Net assets at January 1, 2003	$ 383	$ -	$ 12,172	$ 10,124

Increase (decrease) in net assets from operations
Operations:
Net investment income (loss)	(3)	-	(164)	(116)
Net realized gain (loss) on investments and capital gains
distributions	(36)	-	(41)	(298)
Net unrealized appreciation (depreciation) during the year	92	-	2,973	2,045
Net increase (decrease) in net assets from operations	53	-	2,768	1,631
Changes from principal transactions:
Total unit transactions	42	-	17,732	8,851
Net increase (decrease) in assets derived from
principal transactions	42	-	17,732	8,851
Total increase (decrease) in net assets	95	-	20,500	10,482
Net assets at September 30, 2003	$ 478	$ -	$ 32,672	$ 20,606

Net assets at January 1, 2004	$ 563	$ -	$ 50,532	$ 28,509

Increase (decrease) in net assets from operations
Operations:
Net investment income (loss)	(5)	-	(589)	(378)
Net realized gain (loss) on investments and capital gains
distributions	(12)	-	16	522
Net unrealized appreciation (depreciation) during the year	67	2	816	3,572
Net increase (decrease) in net assets from operations	50	2	243	3,716
Changes from contract transactions:
Total unit transactions	28	131	38,696	36,765
Net increase (decrease) in assets derived from
principal transactions	28	131	38,696	36,765
Total increase (decrease) in net assets	78	133	38,939	40,481
Net assets at September 30, 2004	$ 556	$ 133	$ 71,611	$ 61,087

The accompanying notes are an integral part of these financial statements.

ING life insurance and annuity company

variable annuity account c

Statements of Changes in Net Assets

For the nine months ended September 30, 2004 and 2003

(Dollars in thousands)

(Unaudited)

	Lord Abbett		Massachusetts
	Mid-Cap	Lord Abbett	Investors	MFS®
	Value -	Small-Cap	Growth	Total
	Class A	Value	Stock	Return
Net assets at January 1, 2003	$ 21	$ -	$ -	$ 39,338

Increase (decrease) in net assets from operations
Operations:
Net investment income (loss)	-	-	-	441
Net realized gain (loss) on investments and capital gains
distributions	(2)	-	-	(232)
Net unrealized appreciation (depreciation) during the year	-	-	-	3,377
Net increase (decrease) in net assets from operations	(2)	-	-	3,586
Changes from principal transactions:
Total unit transactions	(19)	-	-	9,288
Net increase (decrease) in assets derived from
principal transactions	(19)	-	-	9,288
Total increase (decrease) in net assets	(21)	-	-	12,874
Net assets at September 30, 2003	$ -	$ -	$ -	$ 52,212

Net assets at January 1, 2004	$ -	$ -	$ -	$ 58,033

Increase (decrease) in net assets from operations
Operations:
Net investment income (loss)	-	-	-	546
Net realized gain (loss) on investments and capital gains
distributions	-	-	-	79
Net unrealized appreciation (depreciation) during the year	5	9	(1)	1,343
Net increase (decrease) in net assets from operations	5	9	(1)	1,968
Changes from contract transactions:
Total unit transactions	118	307	156	7,220
Net increase (decrease) in assets derived from
principal transactions	118	307	156	7,220
Total increase (decrease) in net assets	123	316	155	9,188
Net assets at September 30, 2004	$ 123	$ 316	$ 155	$ 61,400

The accompanying notes are an integral part of these financial statements.

ING life insurance and annuity company

variable annuity account c

Statements of Changes in Net Assets

For the nine months ended September 30, 2004 and 2003

(Dollars in thousands)

(Unaudited)

		New	New	Oppenheimer
	Mutual	Perspective -	Perspective -	Developing
	Discovery	Class R-3	Class R-4	Markets
Net assets at January 1, 2003	$ -	$ -	$ -	$ 1,294

Increase (decrease) in net assets from operations
Operations:
Net investment income (loss)	-	-	-	(14)
Net realized gain (loss) on investments and capital gains
distributions	-	-	-	592
Net unrealized appreciation (depreciation) during the year	-	-	-	21
Net increase (decrease) in net assets from operations	-	-	-	599
Changes from principal transactions:
Total unit transactions	-	-	-	1,251
Net increase (decrease) in assets derived from
principal transactions	-	-	-	1,251
Total increase (decrease) in net assets	-	-	-	1,850
Net assets at September 30, 2003	$ -	$ -	$ -	$ 3,144

Net assets at January 1, 2004	$ -	$ -	$ -	$ 6,248

Increase (decrease) in net assets from operations
Operations:
Net investment income (loss)	-	-	(6)	(65)
Net realized gain (loss) on investments and capital gains
distributions	-	-	1	414
Net unrealized appreciation (depreciation) during the year	3	2	88	559
Net increase (decrease) in net assets from operations	3	2	83	908
Changes from contract transactions:
Total unit transactions	112	113	4,344	6,111
Net increase (decrease) in assets derived from
principal transactions	112	113	4,344	6,111
Total increase (decrease) in net assets	115	115	4,427	7,019
Net assets at September 30, 2004	$ 115	$ 115	$ 4,427	$ 10,163

The accompanying notes are an integral part of these financial statements.

ING life insurance and annuity company

variable annuity account c

Statements of Changes in Net Assets

For the nine months ended September 30, 2004 and 2003

(Dollars in thousands)

(Unaudited)

Oppenheimer
	Oppenheimer		Main Street	Oppenheimer
	Capital	Oppenheimer	Fund® -	Aggressive
	Appreciation	Global	Class A	Growth
Net assets at January 1, 2003	$ -	$ -	$ -	$ 3

Increase (decrease) in net assets from operations
Operations:
Net investment income (loss)	-	-	-	-
Net realized gain (loss) on investments and capital gains
distributions	-	-	-	-
Net unrealized appreciation (depreciation) during the year	-	-	-	1
Net increase (decrease) in net assets from operations	-	-	-	1
Changes from principal transactions:
Total unit transactions	-	-	-	-
Net increase (decrease) in assets derived from
principal transactions	-	-	-	-
Total increase (decrease) in net assets	-	-	-	1
Net assets at September 30, 2003	$ -	$ -	$ -	$ 4

Net assets at January 1, 2004	$ -	$ -	$ -	$ 4

Increase (decrease) in net assets from operations
Operations:
Net investment income (loss)	-	-	-	-
Net realized gain (loss) on investments and capital gains
distributions	-	-	-	-
Net unrealized appreciation (depreciation) during the year	-	-	-	-
Net increase (decrease) in net assets from operations	-	-	-	-
Changes from contract transactions:
Total unit transactions	167	-	10	(1)
Net increase (decrease) in assets derived from
principal transactions	167	-	10	(1)
Total increase (decrease) in net assets	167	-	10	(1)
Net assets at September 30, 2004	$ 167	$ -	$ 10	$ 3

The accompanying notes are an integral part of these financial statements.

ING life insurance and annuity company

variable annuity account c

Statements of Changes in Net Assets

For the nine months ended September 30, 2004 and 2003

(Dollars in thousands)

(Unaudited)

	Oppenheimer	Oppenheimer	Oppenheimer	Oppenheimer
	Global	Main Street®	Main Street®	Strategic
	Securities	Fund/VA	Small Cap/VA	Bond
Net assets at January 1, 2003	$ 117,400	$ 28	$ -	$ 16,662

Increase (decrease) in net assets from operations
Operations:
Net investment income (loss)	(8)	-	-	1,189
Net realized gain (loss) on investments and capital gains
distributions	(5,578)	-	-	847
Net unrealized appreciation (depreciation) during the year	33,523	3	-	753
Net increase (decrease) in net assets from operations	27,937	3	-	2,789
Changes from principal transactions:
Total unit transactions	33,470	(2)	-	8,437
Net increase (decrease) in assets derived from
principal transactions	33,470	(2)	-	8,437
Total increase (decrease) in net assets	61,407	1	-	11,226
Net assets at September 30, 2003	$ 178,807	$ 29	$ -	$ 27,888

Net assets at January 1, 2004	$ 251,043	$ 32	$ -	$ 32,607

Increase (decrease) in net assets from operations
Operations:
Net investment income (loss)	1,342	-	-	1,493
Net realized gain (loss) on investments and capital gains
distributions	(327)	-	-	604
Net unrealized appreciation (depreciation) during the year	2,987	-	-	(999)
Net increase (decrease) in net assets from operations	4,002	-	-	1,098
Changes from contract transactions:
Total unit transactions	82,043	9	4	7,161
Net increase (decrease) in assets derived from
principal transactions	82,043	9	4	7,161
Total increase (decrease) in net assets	86,045	9	4	8,259
Net assets at September 30, 2004	$ 264,852	$ 38	$ 4	$ 36,147

The accompanying notes are an integral part of these financial statements.

ING life insurance and annuity company

variable annuity account c

Statements of Changes in Net Assets

For the nine months ended September 30, 2004 and 2003

(Dollars in thousands)

(Unaudited)

		PIMCO NFJ
	Pax World	Small-Cap	PIMCO VIT	Pioneer
	Balanced	Value	Real Return	High Yield
Net assets at January 1, 2003	$ 1,605	$ -	$ -	$ -

Increase (decrease) in net assets from operations
Operations:
Net investment income (loss)	(2)	-	-	-
Net realized gain (loss) on investments and capital gains
distributions	(35)	-	-	-
Net unrealized appreciation (depreciation) during the year	175	-	-	-
Net increase (decrease) in net assets from operations	138	-	-	-
Changes from principal transactions:
Total unit transactions	898	-	-	-
Net increase (decrease) in assets derived from
principal transactions	898	-	-	-
Total increase (decrease) in net assets	1,036	-	-	-
Net assets at September 30, 2003	$ 2,641	$ -	$ -	$ -

Net assets at January 1, 2004	$ 3,605	$ -	$ -	$ -

Increase (decrease) in net assets from operations
Operations:
Net investment income (loss)	(12)	-	-	1
Net realized gain (loss) on investments and capital gains
distributions	126	-	31	-
Net unrealized appreciation (depreciation) during the year	62	2	51	2
Net increase (decrease) in net assets from operations	176	2	82	3
Changes from contract transactions:
Total unit transactions	5,695	37	3,811	224
Net increase (decrease) in assets derived from
principal transactions	5,695	37	3,811	224
Total increase (decrease) in net assets	5,871	39	3,893	227
Net assets at September 30, 2004	$ 9,476	$ 39	$ 3,893	$ 227

The accompanying notes are an integral part of these financial statements.

ING life insurance and annuity company

variable annuity account c

Statements of Changes in Net Assets

For the nine months ended September 30, 2004 and 2003

(Dollars in thousands)

(Unaudited)

	Pioneer		Pioneer	Pioneer
	Equity	Pioneer	High Yield	Mid Cap
	Income	Fund	VCT	Value
Net assets at January 1, 2003	$ 3,782	$ 432	$ -	$ 2,143

Increase (decrease) in net assets from operations
Operations:
Net investment income (loss)	67	1	-	(15)
Net realized gain (loss) on investments and capital gains
distributions	(84)	(8)	-	16
Net unrealized appreciation (depreciation) during the year	534	81	-	545
Net increase (decrease) in net assets from operations	517	74	-	546
Changes from principal transactions:
Total unit transactions	3,661	611	-	2,791
Net increase (decrease) in assets derived from
principal transactions	3,661	611	-	2,791
Total increase (decrease) in net assets	4,178	685	-	3,337
Net assets at September 30, 2003	$ 7,960	$ 1,117	$ -	$ 5,480

Net assets at January 1, 2004	$ 10,691	$ 1,522	$ -	$ 11,735

Increase (decrease) in net assets from operations
Operations:
Net investment income (loss)	134	(1)	14	(88)
Net realized gain (loss) on investments and capital gains
distributions	519	57	40	375
Net unrealized appreciation (depreciation) during the year	202	(36)	19	1,493
Net increase (decrease) in net assets from operations	855	20	73	1,780
Changes from contract transactions:
Total unit transactions	5,912	706	3,583	18,940
Net increase (decrease) in assets derived from
principal transactions	5,912	706	3,583	18,940
Total increase (decrease) in net assets	6,767	726	3,656	20,720
Net assets at September 30, 2004	$ 17,458	$ 2,248	$ 3,656	$ 32,455

The accompanying notes are an integral part of these financial statements.

ING life insurance and annuity company

variable annuity account c

Statements of Changes in Net Assets

For the nine months ended September 30, 2004 and 2003

(Dollars in thousands)

(Unaudited)

	Scudder	T. Rowe Price
	Equity 500	Mid-Cap	Templeton	Templeton
	Index	Value	Foreign	Growth
Net assets at January 1, 2003	$ -	$ -	$ -	$ -

Increase (decrease) in net assets from operations
Operations:
Net investment income (loss)	-	-	(6)	-
Net realized gain (loss) on investments and capital gains
distributions	-	-	-	-
Net unrealized appreciation (depreciation) during the year	-	-	-	-
Net increase (decrease) in net assets from operations	-	-	(6)	-
Changes from principal transactions:
Total unit transactions	-	-	6	-
Net increase (decrease) in assets derived from
principal transactions	-	-	6	-
Total increase (decrease) in net assets	-	-	-	-
Net assets at September 30, 2003	$ -	$ -	$ -	$ -

Net assets at January 1, 2004	$ -	$ -	$ -	$ -

Increase (decrease) in net assets from operations
Operations:
Net investment income (loss)	-	-	-	-
Net realized gain (loss) on investments and capital gains
distributions	-	-	-	-
Net unrealized appreciation (depreciation) during the year	-	6	6	-
Net increase (decrease) in net assets from operations	-	6	6	-
Changes from contract transactions:
Total unit transactions	-	283	296	35
Net increase (decrease) in assets derived from
principal transactions	-	283	296	35
Total increase (decrease) in net assets	-	289	302	35
Net assets at September 30, 2004	$ -	$ 289	$ 302	$ 35

The accompanying notes are an integral part of these financial statements.

ING life insurance and annuity company

variable annuity account c

Statements of Changes in Net Assets

For the nine months ended September 30, 2004 and 2003

(Dollars in thousands)

(Unaudited)

		UBS U.S.		Vanguard®
	Templeton	Small Cap	Vanguard®	Variable
	Global	Growth	500 Index	Insurance
Net assets at January 1, 2003	$ -	$ -	$ -	$ -

Increase (decrease) in net assets from operations
Operations:
Net investment income (loss)	-	-	-	-
Net realized gain (loss) on investments and capital gains
distributions	-	-	-	-
Net unrealized appreciation (depreciation) during the year	-	-	-	-
Net increase (decrease) in net assets from operations	-	-	-	-
Changes from principal transactions:
Total unit transactions	-	-	-	-
Net increase (decrease) in assets derived from
principal transactions	-	-	-	-
Total increase (decrease) in net assets	-	-	-	-
Net assets at September 30, 2003	$ -	$ -	$ -	$ -

Net assets at January 1, 2004	$ -	$ -	$ -	$ -

Increase (decrease) in net assets from operations
Operations:
Net investment income (loss)	8	-	-	-
Net realized gain (loss) on investments and capital gains
distributions	-	-	-	-
Net unrealized appreciation (depreciation) during the year	34	-	-	-
Net increase (decrease) in net assets from operations	42	-	-	-
Changes from contract transactions:
Total unit transactions	1,650	43	12	186
Net increase (decrease) in assets derived from
principal transactions	1,650	43	12	186
Total increase (decrease) in net assets	1,692	43	12	186
Net assets at September 30, 2004	$ 1,692	$ 43	$ 12	$ 186

The accompanying notes are an integral part of these financial statements.

ING life insurance and annuity company

variable annuity account c

Statements of Changes in Net Assets

For the nine months ended September 30, 2004 and 2003

(Dollars in thousands)

(Unaudited)

			Washington	Washington
		Wanger U.S.	Mutual	Mutual
	Wanger	Smaller	InvestorsSM -	InvestorsSM -
	Select	Companies	Class R-3	Class R-4
Net assets at January 1, 2003	$ -	$ -	$ -	$ -

Increase (decrease) in net assets from operations
Operations:
Net investment income (loss)	-	-	-	-
Net realized gain (loss) on investments and capital gains
distributions	-	-	-	-
Net unrealized appreciation (depreciation) during the year	-	-	-	-
Net increase (decrease) in net assets from operations	-	-	-	-
Changes from principal transactions:
Total unit transactions	-	-	-	-
Net increase (decrease) in assets derived from
principal transactions	-	-	-	-
Total increase (decrease) in net assets	-	-	-	-
Net assets at September 30, 2003	$ -	$ -	$ -	$ -

Net assets at January 1, 2004	$ -	$ -	$ -	$ -

Increase (decrease) in net assets from operations
Operations:
Net investment income (loss)	(2)	(2)	3	45
Net realized gain (loss) on investments and capital gains
distributions	-	(11)	-	-
Net unrealized appreciation (depreciation) during the year	10	22	4	134
Net increase (decrease) in net assets from operations	8	9	7	179
Changes from contract transactions:
Total unit transactions	1,079	1,129	777	16,272
Net increase (decrease) in assets derived from
principal transactions	1,079	1,129	777	16,272
Total increase (decrease) in net assets	1,087	1,138	784	16,451
Net assets at September 30, 2004	$ 1,087	$ 1,138	$ 784	$ 16,451

The accompanying notes are an integral part of these financial statements.

ING life insurance and annuity company

variable annuity account c

Notes to Financial Statements (Unaudited)
  Organization

  ING Life Insurance and Annuity Company Variable Annuity Account C (the "Account") was established by ING Life Insurance and Annuity Company ("ILIAC" or the "Company") to support the operations of variable annuity contracts ("Contracts"). The Company is a wholly-owned subsidiary of ING America Insurance Holdings, Inc. ("ING AIH"), an insurance holding company domiciled in the State of Delaware. ING AIH is a wholly-owned subsidiary of ING Groep, N.V., a global financial services holding company based in The Netherlands.

  The Account is registered as a unit investment trust with the Securities and Exchange Commission under the Investment Company Act of 1940, as amended. ILIAC provides for variable accumulation and benefits under the Contracts by crediting annuity considerations to one or more divisions within the Account or the fixed separate account, which is not part of the Account, as directed by the Contractowners. The portion of the Account's assets applicable to Contracts will not be charged with liabilities arising out of any other business ILIAC may conduct, but obligations of the Account, including the promise to make benefit payments, are obligations of ILIAC. The assets and liabilities of the Account are clearly identified and distinguished from the other assets and liabilities of ILIAC.

  At September 30, 2004, the Account had 140 investment divisions (the "Divisions"), 76 of which invest in independently managed mutual funds and 64 of which invest in mutual funds managed by affiliates, either ING Investments, LLC or ING Life Insurance and Annuity Company. The assets in each Division are invested in shares of a designated fund ("Fund") of various investment trusts (the "Trusts"). Investment Divisions at September 30, 2004 and related Trusts are as follows:

  AIM Growth Series:

  AIM Mid Cap Core Equity Fund - Class A**

  AIM Variable Insurance Funds:

  AIM V.I. Capital Appreciation Fund - Series I

  AIM V.I. Core Equity Fund - Series I

  AIM V.I. Growth Fund - Series I

  AIM V.I. Premier Equity Fund - Series I

  Alliance Bernstein Growth and Income Fund - Class A**

  American Balanced Fund® - Class R-3**

  American Century® Income & Growth Fund-Advisor Class

  Ariel Investment Trust:

  Ariel Appreciation Fund**

  Ariel Fund**

  Baron Asset Fund**

  Baron Growth Fund*

  Calvert Variable Series, Inc.:

  Calvert Social Balanced Portfolio

  EuroPacific Growth Fund® - Class R-3**

  EuroPacific Growth Fund® - Class R-4**

  Evergreen Special Values Fund - Class A

  Fidelity® Advisor Mid Cap Fund - Class T**

  Fidelity® Variable Insurance Products:

  Fidelity® VIP Asset ManagerSM Portfolio - Initial Class

  Fidelity® VIP Contrafund® Portfolio - Initial Class

  Fidelity® VIP Equity-Income Portfolio - Initial Class

  Fidelity® VIP Growth Portfolio - Initial Class

  Fidelity® VIP High Income Portfolio-Initial Class

  Fidelity® VIP Index 500 Portfolio-Initial Class

  Fidelity® VIP Overseas Portfolio-Initial Class

  Franklin Strategic Series:

  Franklin Small-Mid Cap Growth Fund - Class A**

  ING life insurance and annuity company

  variable annuity account c

  Notes to Financial Statements (Unaudited)

  Franklin Templeton Variable Insurance Products Trust:

  Franklin Small Cap Value Securities Fund-Class 2

  The Growth Fund of America® - Class A*

  The Growth Fund of America® - Class R-3**

  The Growth Fund of America® - Class R-4**

  The Income Fund of America® - Class R-3**

  ING GET Funds:

  ING GET Fund - Series G

  ING GET Fund - Series H

  ING GET Fund - Series I

  ING GET Fund - Series J

  ING GET Fund - Series K

  ING GET Fund - Series L

  ING GET Fund - Series Q

  ING GET Fund - Series S

  ING VP Balanced Portfolios, Inc. - Class I

  ING VP Emerging Markets Fund

  ING VP Intermediate Bond Portfolio - Class I

  ING VP Money Market Portfolio - Class I

  ING VP Natural Resources Trust

  ING Investors Trust:

  ING Julius Baer Foreign Portfolio - Service Class**

  ING MFS Total Return Portfolio - Service*

  ING T. Rowe Price Equity Income - Service*

  ING Partners, Inc.:

  ING Aeltus Enhanced Index Portfolio - Service Class*

  ING Alger Aggressive Growth Portfolio - Initial Class

  ING Alger Aggressive Growth Portfolio - Service Class

  ING Alger Growth Portfolio - Service Class

  ING American Century Small Cap Value Portfolio - Service Class

  ING Baron Small Cap Growth Portfolio - Service Class

  ING Goldman Sachs® Capital Growth Portfolio - Service Class

  ING JPMorgan International Portfolio - Initial Class

  ING JPMorgan Mid Cap Value Portfolio - Service Class

  ING MFS Capital Opportunities Portfolio - Initial Class

  ING MFS Global Growth Portfolio - Service Class

  ING OpCap Balanced Value Portfolio - Service Class

  ING Partners, Inc. (continued):

  ING PIMCO Total Return Portfolio - Service Class

  ING Salomon Brothers Aggressive Growth Portfolio - Initial Class

  ING Salomon Brothers Fundamental Value Portfolio - Service Class

  ING Salomon Brothers Investors Value Portfolio - Service Class

  ING T. Rowe Price Growth Equity Portfolio - Initial Class

  ING T. Rowe Price Growth Equity Portfolio - Service Class**

  ING UBS U.S. Allocation Portfolio - Service Class

  ING UBS Large Cap Equity Portfolio - Initial Class

  ING Van Kampen Comstock Portfolio - Service Class

  ING Strategic Allocation Portfolios, Inc.:

  ING VP Strategic Allocation Balanced Portfolio - Class I

  ING VP Strategic Allocation Growth Portfolio - Class I

  ING VP Strategic Allocation Income Portfolio - Class I

  ING Financial Services Fund - Class A**

  ING Variable Funds:

  ING VP Growth and Income Portfolio - Class I

  ING Variable Insurance Trust:

  ING GET US Core Portfolio - Series 1*

  ING GET US Core Portfolio - Series 2*

  ING GET US Core Portfolio - Series 3*

  ING GET US Core Portfolio - Series 5**

  ING GET US Core Portfolio - Series 6**

  ING GNMA Income Fund - Class A

  ING Intermediate Bond Fund - Class A

  ING Variable Portfolios, Inc.:

  ING VP Global Science and Technology Portfolio - Class I**

  ING VP Growth Portfolio - Class I

  ING VP Index Plus LargeCap Portfolio - Class I

  ING VP Index Plus MidCap Portfolio - Class I

  ING VP Index Plus SmallCap Portfolio - Class I

  ING VP International Equity Portfolio - Class I

  ING VP Small Company Portfolio - Class I

  ING VP Value Opportunity Portfolio - Class I

  ING Variable Products Trust:

  ING VP Financial Services Portfolio - Class I**

  ING VP Growth Opportunities Portfolio - Class I

  ING VP International Value Portfolio - Class I

  ING life insurance and annuity company

  variable annuity account c

  Notes to Financial Statements (Unaudited)

  ING Variable Products Trust (continued):

  ING VP MagnaCap Portfolio - Class I

  ING VP MidCap Opportunities Portfolio-Class I

  ING VP Real Estate Portfolio - Class I**

  ING VP SmallCap Opportunities Portfolio-Class I

  ING Real Estate Fund - Class A**

  INVESCO Health Sciences Fund - Investor Class**

  Janus Aspen Series:

  Janus Aspen Balanced Portfolio-Institutional Shares

  Janus Aspen Capital Appreciation Portfolio-Service Shares

  Janus Aspen Flexible Income Portfolio-Institutional Shares

  Janus Aspen Growth Portfolio-Institutional Shares

  Janus Aspen Mid Cap Growth Portfolio-Institutional Shares

  Janus Aspen Worldwide Growth Portfolio-Institutional Shares

  Janus Twenty Fund

  Lord Abbett Affiliated Fund - Class A**

  Lord Abbett Series Fund, Inc.:

  Lord Abbett Growth and Income Portfolio - Class VC

  Lord Abbett Mid-Cap Value Portfolio-Class VC

  Lord Abbett Mid Cap Value Fund - Class A**

  Lord Abbett Small-Cap Value Fund - Class A**

  Massachusetts Investors Growth Stock Fund - Class A**

  MFS® Variable Insurance TrustSM:

  MFS® Total Return Series-Initial Class

  Mutual Discovery Fund - Class R**

  New Perspective Fund® - Class R-3**

  New Perspective Fund® - Class R-4**

  Oppenheimer Developing Markets Fund - Class A

  Oppenheimer Capital Appreciation Fund - Class A**

  Oppenheimer Global Fund**

  Oppenheimer Main Street Fund® - Class A**

  Oppenheimer Variable Account Funds:

  Oppenheimer Aggressive Growth Fund/VA

  Oppenheimer Global Securities Fund/VA

  Oppenheimer Main Street® Fund/VA

  Oppenheimer Main Street® Small Cap Fund/VA**

  Oppenheimer Strategic Bond Fund/VA

  Pax World Balanced Fund, Inc.

  PIMCO NFJ Small-Cap Value Fund - Class A**

  PIMCO VIT Real Return Portfolio - Admin Class**

  Pioneer High Yield Fund - Class A**

  Pioneer Variable Contracts Trust:

  Pioneer Equity Income VCT Portfolio-Class I

  Pioneer Fund VCT Portfolio-Class I

  Pioneer High Yield VCT Portfolio - Class I**

  Pioneer Mid Cap Value VCT Portfolio-Class I

  Scudder Equity 500 Index Fund**

  T. Rowe Price Mid-Cap Value Fund - R Class**

  Templeton Foreign Fund - Class A*

  Templeton Growth Fund, Inc. - Class A**

  Templeton Income Trust:

  Templeton Global Bond Fund - Class A**

  UBS U.S. Small Cap Growth Fund - Class A**

  Vanguard® 500 Index Fund - Investor Shares**

  Vanguard® Variable Insurance Fund - Equity Income Portfolio**

  Wangers Advisors Trust:

  Wanger Select**

  Wanger U.S. Smaller Companies**

  Washington Mutual Investors FundSM - Class R-3**

  Washington Mutual Investors FundSM - Class R-4**

  * Investment Division added in 2003

  ** Investment Division added in 2004

  ING life insurance and annuity company

  variable annuity account c

  Notes to Financial Statements (Unaudited)

  The names of certain Divisions were changed during 2004. The following is a summary of current and former names for those Divisions:

Current Name	Former Name
ING GET Fund:	ING GET Fund:
ING VP Balanced Portfolio, Inc. - Class I	ING VP Balanced Portfolio, Inc. - Class R
ING VP Intermediate Bond Portfolio - Class I	ING VP Bond Portfolio - Class R
ING VP Money Market Portfolio - Class I	ING VP Money Market Portfolio - Class R
ING Partners, Inc.:	ING Partners, Inc.:
ING Aeltus Enhanced Index Portfolio - Service Class	ING DSI Enhanced Index Portfolio - Service Class
ING JP Morgan International Portfolio - Initial Class	ING JP Morgan Fleming International Portfolio -
Initial Class
ING UBS U.S. Allocation Portfolio - Service Class	ING UBS Tactical Asset Allocation Portfolio - Service
Class
ING UBS U.S. Large Cap Equity Portfolio - Initial	ING MFS Research Equity Portfolio
Class
ING Strategic Allocation Portfolios, Inc.:	ING Strategic Allocation Portfolios, Inc.:
ING VP Strategic Allocation Balanced Portfolio -	ING VP Strategic Allocation Balanced Portfolio -
Class I	Class R
ING VP Strategic Allocation Growth Portfolio - Class I	ING VP Strategic Allocation Growth Portfolio - Class R
ING VP Strategic Allocation Income Portfolio - Class I	ING VP Strategic Allocation Income Portfolio - Class R
ING Variable Funds:	ING Variable Funds:
ING VP Growth and Income Portfolio - Class I	ING VP Growth and Income Portfolio - Class R
ING Variable Portfolios, Inc.:	ING Variable Portfolios, Inc.:
ING VP Growth Portfolio - Class I	ING VP Growth Portfolio - Class R
ING VP Index Plus LargeCap Portfolio - Class I	ING VP Index Plus LargeCap Portfolio - Class R
ING VP Index Plus MidCap Portfolio - Class I	ING VP Index Plus MidCap Portfolio - Class R
ING VP Index Plus SmallCap Portfolio - Class I	ING VP Index Plus SmallCap Portfolio - Class R
ING VP International Equity Portfolio - Class I	ING VP International Equity Portfolio - Class R
ING VP Small Company Portfolio - Class I	ING VP Small Company Portfolio - Class R
ING VP Value Opportunity Portfolio - Class I	ING VP Value Opportunity Portfolio - Class R
ING Variable Products Trust:	ING Variable Products Trust:
ING VP International Value Portfolio - Class I	ING VP International Value Portfolio - Class R
ING VP MagnaCap Portfolio - Class I	ING VP MagnaCap Portfolio - Class R
ING VP MidCap Opportunities Portfolio - Class I	ING VP MidCap Opportunities Portfolio - Class R
ING VP SmallCap Opportunities Portfolio - Class I	ING VP SmallCap Opportunities Portfolio - Class R

  During 2004, the Chapman DEM® Equity Fund - International Shares and Lord Abbett Mid-Cap Value Fund - Class A were closed to Contractowners.

  ING life insurance and annuity company

  variable annuity account c

  Notes to Financial Statements (Unaudited)

  Significant Accounting Policies

  The following is a summary of the significant accounting policies of the Account:

  Use of Estimates

  The preparation of the financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the amounts reported in the financial statements and accompanying notes. Actual results could differ from those estimates.

  Investments

  Investments are made in shares of a Fund and are recorded at fair value, determined by the net asset value per share of the respective Fund. Investment transactions in each Fund are recorded on the trade date. Distributions of net investment income and capital gains from each Fund are recognized on the ex-distribution date. Realized gains and losses on redemptions of the shares of the Fund are determined on a first-in, first-out basis. The difference between cost and current market value on the day of measurement is recorded as unrealized appreciation or depreciation of investments.

  Federal Income Taxes

  Operations of the Account form a part of, and are taxed with, the total operations of ILIAC, which is taxed as a life insurance company under the Internal Revenue Code. Earnings and realized capital gains of the Account attributable to the Contractowners are excluded in the determination of the federal income tax liability of ILIAC.

  Variable Annuity Reserves

  Prior to the annuity date, the Contracts are redeemable for the net cash surrender value of the Contracts. The annuity reserves are equal to the aggregate account values of the Contractowners invested in the Account Divisions. Net assets allocated to contracts in the payout period are computed according to the 1983a Individual Annuitant Mortality Table. The assumed investment return is 3.5% unless the Contractowner elects otherwise, in which case the rate may vary from 3.5% to 7%, as regulated by the laws of the respective states. The mortality risk is fully borne by ILIAC and may result in additional amounts being transferred into the Account by ILIAC to cover greater longevity of annuitants than expected. Conversely, if amounts allocated exceed amounts required, transfers may be made to the Company.

  ING life insurance and annuity company

  variable annuity account c

  Notes to Financial Statements (Unaudited)

  Charges and Fees

  Under the terms of the Contracts, certain charges are allocated to the Contracts to cover ILIAC's expenses in connection with the issuance and administration of the Contracts. Following is a summary of these charges:

  Mortality and Expense Risk Charges

  ILIAC assumes mortality and expense risks related to the operations of the Account and, in accordance with the terms of the Contracts, deducts a daily charge from the assets of the Account. Daily charges are deducted at annual rates of up to 1.50% of the average daily net asset value of each Division of the Account to cover these risks, as specified in the Contract.

  Administrative Charges

  A daily charge at an annual rate of up to 0.25% of the assets attributable to the Contracts is deducted, as specified in the Contract, for administrative charges related to the Account.

  Contract Maintenance Charges

  For certain Contracts, an annual Contract maintenance fee of up to $30 may be deducted from the accumulation value of Contracts to cover ongoing administrative expenses, as specified in the Contract.

  Contingent Deferred Sales Charges

  For certain Contracts, a contingent deferred sales charge is imposed as a percentage of each premium payment if the Contract is surrendered or an excess partial withdrawal is taken, and currently ranges up to 7%, as specified in the Contract.

  Premium Taxes

  For certain Contracts, premium taxes are deducted, where applicable, from the accumulation value of each Contract. The amount and timing of the deduction depends on the Contractowner's state of residence and currently ranges up to 4.0% of premiums.

  ING life insurance and annuity company

  variable annuity account c

  Notes to Financial Statements (Unaudited)

  Related Party Transactions

  During the nine months ended September 30, 2004, management and service fees were paid indirectly to ING Investments, LLC, an affiliate of the Company, in its capacity as investment adviser to the ING GET Fund, ING VP Intermediate Bond Portfolio, ING VP Money Market Portfolio, ING VP Balanced Portfolio, Inc., ING Variable Portfolios, Inc., ING VP Emerging Markets Fund, Inc., ING VP Natural Resources Trust, ING VP Growth and Income Portfolio, ING Strategic Allocation Portfolio, Inc., and ING Variable Products Trust. The annual fee rate ranged from 0.25% to 1.00% of the average net assets of each respective Fund or Fund of the Trust. In addition, management fees were paid to ING Life Insurance and Annuity Company, an affiliate, in its capacity as investment adviser to ING Partners, Inc. The annual fee rate ranged from 0.50% to 1.00% of the average net assets of each respective Fund of the Trust.

  ING life insurance and annuity company

  variable annuity account c

  Notes to Financial Statements (Unaudited)

  Purchases and Sales of Investment Securities

  The aggregate cost of purchases and proceeds from sales of investments follow:

	Nine months ended September 30
	2004		2003
	Purchases	Sales	Purchases	Sales
	(Dollars in thousands)
AIM Growth Series:
AIM Mid Cap Equity	$ 177	$ 1	$ -	$ -
AIM Variable Insurance Funds:
AIM V.I. Capital Appreciation	1,370	1,924	2,628	1,796
AIM V.I. Core Equity	1,490	6,283	2,108	2,268
AIM V.I. Growth	1,772	1,770	2,444	767
AIM V.I. Premier Equity	1,356	2,630	2,035	1,029
AllianceBernstein Growth and Income Fund	16	-	-	-
American Balanced	666	32	-	-
American Century® Income & Growth	1,442	639	1,441	788
Ariel Investment Trust:
Ariel Appreciation	153	-	-	-
Ariel	30	-	-	-
Baron Asset	22	-	-	-
Baron Growth	201	1	129	129
Calvert Variable Series, Inc.:
Calvert Social Balanced	5,995	4,580	3,623	3,601
Chapman DEM® Equity	-	-	2	53
EuroPacific Growth - R-3	346	8	-	-
EuroPacific Growth - R-4	8,718	2,220	-	-
Evergreen Special Values	17,849	1,319	3,836	1,949
Fidelity® Advisor Mid Cap	302	-	-	-
Fidelity® Variable Insurance Products:
Fidelity® VIP Asset ManagerSM	4,070	4,060	2,220	1,355
Fidelity® VIP Contrafund®	74,393	19,649	53,504	12,995
Fidelity® VIP Equity-Income	47,687	8,822	30,268	11,733
Fidelity® VIP Growth	20,793	17,125	22,591	20,676
Fidelity® VIP High Income	5,305	6,291	25,466	22,396
Fidelity® VIP Index 500	9,805	3,768	13,017	7,443
Fidelity® VIP Overseas	23,484	16,580	370,790	370,929
Franklin Strategic Series:
Franklin Small-Mid Cap Growth	46	-	-	-
Franklin Templeton Variable Insurance
Products Trust:
Franklin Small Cap Value Securities	21,154	7,593	9,710	6,889
The Growth Fund of America® - Class R-3	696	-	-	-
The Growth Fund of America® - Class R-4	23,426	-	-	-

  ING life insurance and annuity company

  variable annuity account c

  Notes to Financial Statements (Unaudited)

	Nine months ended September 30
	2004		2003
	Purchases	Sales	Purchases	Sales
	(Dollars in thousands)
The Income Fund of America® - Class R-3	$ 61	$ -	$ -	$ -
ING GET Funds:
ING GET Fund - Series D	5,798	152,830	8,244	56,202
ING GET Fund - Series E	5,286	80,019	3,915	17,642
ING GET Fund - Series G	1,066	5,090	1,123	3,258
ING GET Fund - Series H	836	4,670	876	3,601
ING GET Fund - Series I	36	268	39	83
ING GET Fund - Series J	17	29	14	17
ING GET Fund - Series K	56	212	101	310
ING GET Fund - Series L	37	290	42	17
ING GET Fund - Series Q	149	394	-	610
ING GET Fund - Series S	1,378	7,824	84	10,495
ING VP Balanced	30,278	33,179	22,684	53,255
ING VP Emerging Markets	10,027	9,477	53,401	53,629
ING VP Intermediate Bond	97,724	83,244	28,313	72,329
ING VP Money Market	58,242	82,747	1,079,953	1,156,915
ING VP Natural Resources	4,016	3,548	4,328	5,559
ING Investors Trust:
ING Julius Baer Foreign	1,019	536	-	-
ING MFS Total Return	11,765	521	2,778	79
ING T. Rowe Price Equity Income	19,648	691	1,249	38
ING Partners, Inc.:
ING Aeltus Enhanced Index	2,531	1,989	458	42
ING Alger Aggressive Growth - Initial Class	-	5	111	101
ING Alger Aggressive Growth - Service Class	5,340	4,098	5,758	1,035
ING Alger Growth	1,345	1,175	1,707	395
ING American Century Small Cap Value	15,487	2,945	2,328	211
ING Baron Small Cap Growth	24,907	3,626	6,627	633
ING Goldman Sachs® Capital Growth	563	193	411	169
ING JPMorgan International	22,038	27,621	667,384	679,955
ING JPMorgan Mid Cap Value	6,674	423	2,135	565
ING MFS Capital Opportunities	3,456	18,787	5,573	14,238
ING MFS Global Growth	2,047	1,639	1,141	489
ING OpCap Balanced Value	9,891	1,037	4,598	196
ING PIMCO Total Return	17,789	10,670	23,844	12,762
ING Salomon Brothers Aggressive Growth	8,327	26,138	19,964	18,244
ING Salomon Brothers Fundamental Value	3,354	1,609	8,841	3,633
ING Salomon Brother Investors Value	3,214	1,465	2,868	416
ING T. Rowe Price Growth Equity - Initial Class	31,357	7,844	21,970	9,761
ING T. Rowe Price Growth Equity - Service Class	129	-	-	-

  ING life insurance and annuity company

  variable annuity account c

  Notes to Financial Statements (Unaudited)

	Nine months ended September 30
	2004		2003
	Purchases	Sales	Purchases	Sales
	(Dollars in thousands)
ING Partners, Inc. (continued):
ING UBS U.S. Allocation	$ 1,072	$ 384	$ 501	$ 318
ING UBS U.S. Large Cap Equity	5,412	12,485	2,933	12,028
ING Van Kampen Comstock	24,833	4,853	9,493	349
ING Strategic Allocation Portfolios, Inc.:
ING VP Strategic Allocation Balanced	11,358	5,064	4,411	3,358
ING VP Strategic Allocation Growth	9,343	5,822	3,886	3,638
ING VP Strategic Allocation Income	10,547	9,331	3,285	4,728
ING Financial Services Fund	13	-	-	-
ING Variable Funds:
ING VP Growth and Income	63,169	243,289	5,471	248,805
ING Variable Insurance Trust:
ING GET US Core - Series 1	18	179	2,370	64
ING GET US Core - Series 2	149	856	-	-
ING GET US Core - Series 3	72,246	16,485	-	-
ING GET US Core - Series 5	673	11	-	-
ING GET US Core - Series 6	6,825	477	-	-
ING GNMA Income	214	-	-	-
ING Intermediate Bond	319	-	-	-
ING Variable Portfolios, Inc.:
ING VP Global Science and Technology	9,963	12,719	21,911	14,541
ING VP Growth	2,880	10,502	7,471	9,459
ING VP Index Plus LargeCap	53,898	27,917	46,833	26,752
ING VP Index Plus MidCap	69,023	2,865	30,175	11,399
ING VP Index Plus SmallCap	33,125	5,288	21,336	12,491
ING VP International Equity	7,751	6,787	22,850	22,264
ING VP Small Company	13,260	16,669	58,420	55,549
ING VP Value Opportunity	4,921	32,379	8,814	12,059
ING Variable Products Trust:
ING VP Financial Services	116	5	-	-
ING VP Growth Opportunities	538	1,897	639	142
ING VP International Value	19,667	7,453	10,074	2,396
ING VP MagnaCap	464	381	607	191
ING VP MidCap Opportunties	2,846	1,807	2,947	662
ING VP Real Estate	12,408	70	-	-
ING VP SmallCap Opportunities	1,799	2,253	2,435	636
ING Real Estate	83	-	-	-
INVESCO Health Sciences	18	-	-	-

  ING life insurance and annuity company

  variable annuity account c

  Notes to Financial Statements (Unaudited)

	Nine months ended September 30
	2004		2003
	Purchases	Sales	Purchases	Sales
	(Dollars in thousands)
Janus Aspen Series:
Janus Aspen Balanced	$ 12,341	$ 42,513	$ 33,399	$ 27,767
Janus Aspen Capital Appreciation	548	724	1,188	444
Janus Aspen Flexible Income	9,086	18,341	22,796	21,579
Janus Aspen Growth	6,254	34,847	9,869	19,826
Janus Aspen Mid Cap Growth	5,393	54,918	22,760	41,775
Janus Aspen Worldwide Growth	11,587	98,342	24,347	70,435
Janus Twenty	77	54	96	57
Lord Abbett Affiliated	131	-	-	-
Lord Abbett Series Fund, Inc.:
Lord Abbett Growth and Income	38,327	220	17,855	287
Lord Abbett Mid-Cap Value - Class VC	38,794	2,407	10,322	1,587
Lord Abbett Mid-Cap Value - Class A	118	-	93	112
Lord Abbett Small-Cap Value	307	-	-	-
Massachusetts Investors Growth	156	-	-	-
MFS® Variable Insurance TrustSM:
MFS® Total Return	10,191	2,425	12,111	2,382
Mutual Discovery	112	-	-	-
New Perspective - Class R-3	113	-	-	-
New Perspective - Class R-4	4,349	11	-	-
Oppenheimer Developing Markets	12,032	5,986	16,208	14,971
Oppenheimer Capital Appreciation	167	-	-	-
Oppenheimer Global	-	-	-	-
Oppenheimer Main Street - Class A	10	-	-	-
Oppenheimer Variable Account Funds:
Oppenheimer Aggressive Growth	-	1	1	1
Oppenheimer Global Securities	90,551	7,166	41,848	8,386
Oppenheimer Main Street® - Fund/VA	12	3	-	2
Oppenheimer Main Street® Small Cap/VA	4	-	-	-
Oppenheimer Strategic Bond	15,441	6,787	31,243	21,617
Pax World Balanced	7,683	2,000	1,082	186
PIMCO NFJ Small-Cap Value	37	-	118	118
PIMCO VIT Real Return	6,017	2,206	-	-
Pioneer High Yield	225	-	-	-
Pioneer Variable Contracts Trust:
Pioneer Equity Income	8,835	2,789	4,968	1,240
Pioneer Fund	1,025	320	663	51
Pioneer High Yield VCT	7,235	3,638	-	-
Pioneer Mid Cap Value	19,580	510	4,153	1,377
Scudder Equity 500 Index	-	-	-	-

  ING LIFE INSURANCE AND ANNUITY COMPANY

  variable annuity account c

  Notes to Financial Statements (Unaudited)

	Nine months ended September 30
	2004		2003
	Purchases	Sales	Purchases	Sales
	(Dollars in thousands)
T. Rowe Price Mid-Cap Value	$ 293	$ 10	$ -	$ -
Templeton Foreign	296	-	60	60
Templeton Growth	35	-	-	-
Templeton Income Trust:
Templeton Global Bond	1,658	-	-	-
UBS U.S. Small Cap Growth	43	-	-	-
Vanguard® 500 Index	12	-	-	-
Vanguard® Variable Insurance	186	-	-	-
Wangers Advisors Trust:			-	-
Wanger Select	1,077	-	-	-
Wanger U.S. Smaller Companies	1,127	-	-	-
Washington Mutual InvestorsSM - Class R-3	780	-	-	-
Washington Mutual InvestorsSM - Class R-4	16,317	-	-	-

  ING life insurance and annuity company

  variable annuity account c

  Notes to Financial Statements (Unaudited)

  Changes in Units

  The changes in units outstanding were as follows:

	Nine months ended September 30
	2004	2003
	Net Units Issued	Net Units Issued
	(Redeemed)	(Redeemed)
AIM Growth Series:
AIM Mid Cap Equity	17,257	-
AIM Variable Insurance Funds:
AIM V.I. Capital Appreciation	(49,446)	136,874
AIM V.I. Core Equity	(587,294)	22,284
AIM V.I. Growth	14,885	397,384
AIM V.I. Premier Equity	(171,590)	187,403
AllianceBernstein Growth & Income	1,618	-
American Balanced	63,411	-
American Century® Income & Growth	85,794	84,788
Ariel Investment Trust:
Ariel Appreciation	15,364	-
Ariel	2,898	-
Baron Asset	2,118	-
Baron Growth	19,688	-
Calvert Variable Series, Inc.:
Calvert Social Balanced	164,586	47,129
Chapman DEM® Equity	-	-
EuroPacific Growth - R-3	33,684	-
EuroPacific Growth - R-4	654,119	-
Evergreen Special Values	1,043,737	157,180
Fidelity® Advisor Mid Cap	30,857	-
Fidelity® Variable Insurance Products:
Fidelity® VIP Asset ManagerSM	(24,372)	19,573
Fidelity® VIP Contrafund®	2,982,483	2,444,533
Fidelity® VIP Equity-Income	2,164,151	1,203,245
Fidelity® VIP Growth	511,380	369,316
Fidelity® VIP High Income	(184,018)	391,121
Fidelity® VIP Index 500	250,924	272,816
Fidelity® VIP Overseas	567,852	129,709
Franklin Strategic Series:
Franklin Small-Mid Cap Growth	4,824	-
Franklin Templeton Variable Insurance Products Trust:
Franklin Small Cap Value Securities	1,082,131	298,486
The Growth Fund of America® - Class R-3	70,581	-
The Growth Fund of America® - Class R-4	2,385,119	-
The Income Fund of America® - Class R-3	6,027	-

  ING LIFE INSURANCE AND ANNUITY COMPANY

  variable annuity account c

  Notes to Financial Statements (Unaudited)

	Nine months ended September 30
	2004	2003
	Net Units Issued	Net Units Issued
	(Redeemed)	(Redeemed)
ING GET Funds:
ING GET Fund - Series D	(14,947,889)	(5,237,768)
ING GET Fund - Series E	(7,588,994)	(1,586,725)
ING GET Fund - Series G	(457,893)	(284,946)
ING GET Fund - Series H	(420,555)	(322,016)
ING GET Fund - Series I	(24,934)	(6,646)
ING GET Fund - Series J	(2,393)	(1,166)
ING GET Fund - Series K	(19,086)	(24,552)
ING GET Fund - Series L	(27,226)	(503)
ING GET Fund - Series Q	(33,795)	(54,742)
ING GET Fund - Series S	(698,284)	(993,304)
ING VP Balanced	(27,653)	(1,721,934)
ING VP Emerging Markets	43,137	(537)
ING VP Intermediate Bond	(148,740)	(2,228,736)
ING VP Money Market	(1,686,587)	(4,362,814)
ING VP Natural Resources	31,632	(93,499)
ING Investors Trust:
ING Julius Baer Foreign	49,757	-
ING MFS Total Return	943,499	245,188
ING T. Rowe Price Equity Income	1,445,679	105,212
ING Partners, Inc.:
ING Aeltus Enhanced Index	69,563	59,928
ING Alger Aggressive Growth - Initial Class	(318)	1,153
ING Alger Aggressive Growth - Service Class	147,732	745,411
ING Alger Growth	16,698	174,196
ING American Century Small Cap Value	1,091,188	238,433
ING Baron Small Cap Growth	1,725,675	622,162
ING Goldman Sachs® Capital Growth	37,223	28,098
ING JPMorgan International	(257,634)	(524,516)
ING JPMorgan Mid Cap Value	504,649	153,499
ING MFS Capital Opportunities	(682,280)	(466,884)
ING MFS Global Growth	37,211	72,172
ING OpCap Balanced Value	686,248	394,346
ING PIMCO Total Return	647,680	1,033,330
ING Salomon Brothers Aggressive Growth	(1,450,828)	464,208
ING Salomon Brothers Fundamental Value	113,071	368,173
ING Salomon Brother Investors Value	134,316	225,748
ING T. Rowe Price Growth Equity - Initial Class	1,467,350	863,208
ING T. Rowe Price Growth Equity - Service Class	13,507	-
ING UBS U.S. Allocation	23,950	4,926

  ING life insurance and annuity company

  variable annuity account c

  Notes to Financial Statements (Unaudited)

	Nine months ended September 30
	2004	2003
	Net Units Issued	Net Units Issued
	(Redeemed)	(Redeemed)
ING Partners, Inc.:
ING UBS U.S. Large Cap Equity	(547,835)	(758,328)
ING Van Kampen Comstock	1,747,491	983,673
ING Strategic Allocation Portfolios, Inc.:
ING VP Strategic Allocation Balanced	420,610	14,577
ING VP Strategic Allocation Growth	254,004	14,686
ING VP Strategic Allocation Income	76,339	(152,779)
ING Financial Services	1,349	-
ING Variable Funds:
ING VP Growth and Income	(8,430,990)	(13,793,631)
ING Variable Insurance Trust:
ING GET US Core - Series 1	(15,299)	231,162
ING GET US Core - Series 2	(52,612)	45,036
ING GET US Core - Series 3	5,617,572	-
ING GET US Core - Series 5	66,445	-
ING GET US Core - Series 6	635,102	-
ING GNMA Income	21,293	-
ING Intermediate Bond	31,266	-
ING Variable Portfolios, Inc.:
ING VP Global Science and Technology	(966,435)	2,365,284
ING VP Growth	(554,873)	(164,641)
ING VP Index Plus LargeCap	1,664,959	1,322,247
ING VP Index Plus MidCap	3,863,914	1,380,081
ING VP Index Plus SmallCap	2,105,300	883,250
ING VP International Equity	115,469	93,276
ING VP Small Company	(133,530)	165,218
ING VP Value Opportunity	(1,669,924)	(301,658)
ING Variable Products Trust:
ING VP Financial Services	10,960	-
ING VP Growth Opportunities	(163,512)	73,421
ING VP International Value	1,134,484	924,832
ING VP MagnaCap	8,792	57,698
ING VP MidCap Opportunties	104,264	292,148
ING VP Real Estate	1,099,784	-
ING VP SmallCap Opportunities	(64,144)	301,953
ING Real Estate	7,965	-
INVESCO Health Sciences	1,962	-

  ING life insurance and annuity company

  variable annuity account c

  Notes to Financial Statements (Unaudited)

	Nine months ended September 30
	2004	2003
	Net Units Issued	Net Units Issued
	(Redeemed)	(Redeemed)
Janus Aspen Series:
Janus Aspen Balanced	(1,337,160)	275,359
Janus Aspen Capital Appreciation	(24,248)	115,184
Janus Aspen Flexible Income	(627,806)	1,397
Janus Aspen Growth	(1,657,759)	(685,018)
Janus Aspen Mid Cap Growth	(2,695,409)	(1,010,718)
Janus Aspen Worldwide Growth	(4,738,198)	(3,118,049)
Janus Twenty	5,340	10,854
Lord Abbett Affiliated	13,294	-
Lord Abbett Series Fund, Inc.:
Lord Abbett Growth and Income	3,700,434	2,081,414
Lord Abbett Mid-Cap Value - Class VC	3,297,954	1,015,113
Lord Abbett Mid-Cap Value - Class A	11,587	-
Lord Abbett Small-Cap Value	29,731	-
Massachusetts Investors Growth Stock	16,318	-
MFS® Variable Insurance TrustSM:
MFS® Total Return	537,806	797,276
Mutual Discovery	11,022	-
New Perspective - Class R-3	11,555	-
New Perspective - Class R-4	437,463	-
Oppenheimer Developing Markets	326,813	118,302
Oppenheimer Capital Appreciation	17,462	-
Oppenheimer Global	22	-
Oppenheimer Main Street - Class A	1,035	-
Oppenheimer Variable Account Funds:
Oppenheimer Aggressive Growth	-	-
Oppenheimer Global Securities	5,103,241	2,702,958
Oppenheimer Main Street® - Fund/VA	-	-
Oppenheimer Main Street® Small Cap/VA	369	-
Oppenheimer Strategic Bond	531,179	723,206
Pax World Balanced	585,673	101,637
PIMCO NFJ Small-Cap Value	3,625	-
PIMCO VIT Real Return	369,511	-
Pioneer High Yield	22,390	-
Pioneer Variable Contracts Trust:
Pioneer Equity Income	571,432	437,430
Pioneer Fund	76,219	78,198
Pioneer High Yield VCT	347,340	-
Pioneer Mid Cap Value	1,489,641	281,480
Scudder Equity 500 Index Fund - Investment	17	-

  ING life insurance and annuity company

  variable annuity account c

  Notes to Financial Statements (Unaudited)

	Nine months ended September 30
	2004	2003
	Net Units Issued	Net Units Issued
	(Redeemed)	(Redeemed)
T. Rowe Price Mid-Cap Value	27,674	-
Templeton Foreign Fund	30,029	-
Templeton Growth	3,488	-
Templeton Income Trust:
Templeton Global Bond	157,456	-
UBS U.S. Small Cap Growth	4,629	-
Vanguard® 500 Index	1,177	-
Vanguard® Variable Insurance	18,014	-
Wangers Advisors Trust:
Wanger Select	108,700	-
Wanger U.S. Smaller Companies	112,093	-
Washington Mutual InvestorsSM - Class R-3	77,468	-
Washington Mutual InvestorsSM - Class R-4	1,611,129	-

  ING life insurance and annuity company

  variable annuity account c

  Notes to Financial Statements (Unaudited)

  Unit Summary

Division/Contract	Units	Unit Value	Extended Value
AIM Mid Cap Core Equity
Contracts in accumulation period:
ING MAP PLUS NP11	17,257.105	$ 10.26	$ 177,058
	17,257.105		$ 177,058

AIM V.I. Capital Appreciation
Contracts in accumulation period:
Qualified VI	990,822.160	$ 8.41	$ 8,332,814
Qualified VIII	1,100.172	8.41	9,252
Qualified X (1.15)	5,793.858	8.46	49,016
Qualified X (1.25)	81,484.250	8.41	685,283
Qualified XII (0.05)	20,339.145	8.68	176,544
Qualified XII (0.15)	5,255.313	9.55	50,188
Qualified XII (0.25)	30,463.165	8.88	270,513
Qualified XII (0.30)	23,383.291	8.86	207,176
Qualified XII (0.45)	4,147.962	8.78	36,419
Qualified XII (0.55)	9,436.913	8.74	82,479
Qualified XII (0.60)	18,265.878	8.71	159,096
Qualified XII (0.65)	7,785.784	8.69	67,658
Qualified XII (0.70)	56,789.975	8.66	491,801
Qualified XII (0.75)	38,173.232	9.42	359,592
Qualified XII (0.80)	130,403.341	8.62	1,124,077
Qualified XII (0.85)	109,260.445	8.59	938,547
Qualified XII (0.90)	4,870.826	8.57	41,743
Qualified XII (0.95)	78,347.596	8.55	669,872
Qualified XII (1.00)	222,349.116	8.52	1,894,414
Qualified XII (1.05)	30,261.755	8.50	257,225
Qualified XII (1.10)	32,292.252	8.48	273,838
Qualified XII (1.15)	8,595.347	8.46	72,717
Qualified XII (1.20)	5,929.163	8.43	49,983
Qualified XII (1.25)	26,273.577	8.41	220,961
Qualified XII (1.30)	3,325.593	8.39	27,902
Qualified XII (1.35)	3,242.100	8.36	27,104
Qualified XII (1.40)	14,424.617	8.34	120,301
Qualified XII (1.45)	2,394.794	8.32	19,925
Qualified XII (1.50)	11,331.092	8.30	94,048
Qualified XV	5,060.396	8.53	43,165

  ING life insurance and annuity company

  variable annuity account c

  Notes to Financial Statements (Unaudited)

Division/Contract	Units	Unit Value	Extended Value
AIM V.I. Capital Appreciation (continued)
Qualified XVI	19,963.972	$ 8.30	$ 165,701
Qualified XVII	907.020	8.41	7,628
Qualified XVIII	6,333.819	8.41	53,267
Qualified XXI	10,111.947	8.59	86,862
Qualified XXIV	94,662.285	8.57	811,256
Qualified XXV	17,514.611	8.58	150,275
Qualified XXVI	3,349.434	8.53	28,571
Qualified XXVII	221,649.477	5.26	1,165,876
Qualified XXXII	828.867	9.84	8,156
Qualified XXXIV (0.60)	3,093.101	9.42	29,137
	2,360,017.641		$ 19,360,382

AIM V.I. Core Equity
Currently payable annuity contracts:			$ 11,706
Contracts in accumulation period:
Qualified VI	2,233,099.570	$ 7.75	17,306,522
Qualified VIII	726.447	7.75	5,630
Qualified X (1.15)	1,345.205	7.79	10,479
Qualified X (1.25)	148,324.389	7.75	1,149,514
Qualified XII (0.05)	18,661.643	8.00	149,293
Qualified XII (0.15)	2,678.305	10.42	27,908
Qualified XII (0.25)	75,836.804	8.19	621,103
Qualified XII (0.30)	21,857.996	8.16	178,361
Qualified XII (0.45)	11,191.097	8.10	90,648
Qualified XII (0.55)	39,162.312	8.05	315,257
Qualified XII (0.60)	75,607.215	8.03	607,126
Qualified XII (0.65)	4,335.820	8.01	34,730
Qualified XII (0.70)	66,661.961	7.99	532,629
Qualified XII (0.75)	42,366.303	10.27	435,102
Qualified XII (0.80)	327,182.303	7.94	2,597,827
Qualified XII (0.85)	154,326.046	7.92	1,222,262
Qualified XII (0.90)	2,154.008	7.90	17,017
Qualified XII (0.95)	122,975.371	7.88	969,046
Qualified XII (1.00)	774,535.736	7.86	6,087,851
Qualified XII (1.05)	101,609.996	7.84	796,622
Qualified XII (1.10)	62,390.617	7.81	487,271
Qualified XII (1.15)	33,422.127	7.79	260,358
Qualified XII (1.20)	4,173.553	7.77	32,429
Qualified XII (1.25)	38,289.398	7.75	296,743
Qualified XII (1.30)	6,363.394	7.73	49,189
Qualified XII (1.35)	4,341.225	7.71	33,471
Qualified XII (1.40)	21,554.408	7.69	165,753

  ING life insurance and annuity company

  variable annuity account c

  Notes to Financial Statements (Unaudited)

Division/Contract	Units	Unit Value	Extended Value
AIM V.I. Core Equity (continued)
Qualified XII (1.45)	3,142.422	$ 7.67	$ 24,102
Qualified XII (1.50)	13,066.026	7.65	99,955
Qualified XV	6,451.367	7.86	50,708
Qualified XVI	42,609.884	7.65	325,966
Qualified XVII	2,775.709	7.75	21,512
Qualified XVIII	7,453.279	7.75	57,763
Qualified XXI	6,143.427	7.92	48,656
Qualified XXIV	55,456.606	7.90	438,107
Qualified XXV	24,137.432	7.91	190,927
Qualified XXVI	22,675.544	7.86	178,230
Qualified XXVII	371,655.519	6.20	2,304,264
Qualified XXXII	3,035.689	10.42	31,632
Qualified XXXIII (0.65)	170.944	10.39	1,776
Qualified XXXIV (0.60)	2,981.243	10.27	30,617
	4,956,928.340		$ 38,296,062

AIM V.I. Growth
Contracts in accumulation period:
Qualified VI	1,361,129.069	$ 5.30	$ 7,213,984
Qualified X (1.15)	1,094.894	5.33	5,836
Qualified X (1.25)	130,932.695	5.30	693,943
Qualified XII (0.05)	8,242.164	5.49	45,249
Qualified XII (0.15)	1,942.769	8.38	16,280
Qualified XII (0.25)	28,415.046	5.60	159,124
Qualified XII (0.30)	20,465.042	5.58	114,195
Qualified XII (0.45)	288.057	5.54	1,596
Qualified XII (0.55)	19,058.027	5.51	105,010
Qualified XII (0.60)	18,874.175	5.49	103,619
Qualified XII (0.65)	10,712.703	5.48	58,706
Qualified XII (0.70)	73,559.639	5.46	401,636
Qualified XII (0.75)	28,591.416	8.26	236,165
Qualified XII (0.80)	239,893.088	5.43	1,302,619
Qualified XII (0.85)	151,598.522	5.42	821,664
Qualified XII (0.90)	4,410.941	5.40	23,819
Qualified XII (0.95)	117,936.437	5.39	635,677
Qualified XII (1.00)	315,703.994	5.37	1,695,330
Qualified XII (1.05)	46,829.028	5.36	251,004
Qualified XII (1.10)	47,352.968	5.34	252,865
Qualified XII (1.15)	12,405.064	5.33	66,119
Qualified XII (1.20)	11,033.794	5.31	58,589
Qualified XII (1.25)	40,077.578	5.30	212,411
Qualified XII (1.30)	1,190.214	5.28	6,284

  1

  ING life insurance and annuity company

  variable annuity account c

  Notes to Financial Statements (Unaudited)

Division/Contract	Units	Unit Value	Extended Value
AIM V.I. Growth (continued)
Qualified XII (1.35)	2,940.328	$ 5.27	$ 15,496
Qualified XII (1.40)	24,357.246	5.26	128,119
Qualified XII (1.45)	1,591.679	5.24	8,340
Qualified XII (1.50)	9,605.189	5.23	50,235
Qualified XV	9,174.394	5.39	49,450
Qualified XVI	46,236.019	5.23	241,814
Qualified XVII	8,711.662	5.30	46,172
Qualified XVIII	5,172.036	5.30	27,412
Qualified XXI	9,130.030	5.43	49,576
Qualified XXIV	55,360.479	5.40	298,947
Qualified XXV	19,235.999	5.41	104,067
Qualified XXVI	16,609.899	5.37	89,195
Qualified XXVII	252,634.964	4.04	1,020,645
Qualified XXXII	1,913.710	10.03	19,195
Qualified XXXIV (0.60)	3,697.851	8.26	30,544
	3,158,108.809		$ 16,660,931

AIM V.I. Premier Equity
Currently payable annuity contracts:			$ 3,979
Contracts in accumulation period:
Qualified VI	978,395.284	$ 6.88	6,731,360
Qualified VIII	4.548	6.88	31
Qualified X (1.15)	9,247.945	6.92	63,996
Qualified X (1.25)	97,196.979	6.88	668,715
Qualified XII (0.05)	10,813.891	7.10	76,779
Qualified XII (0.15)	1,866.073	8.40	15,675
Qualified XII (0.25)	17,127.675	7.27	124,518
Qualified XII (0.30)	19,212.746	7.25	139,292
Qualified XII (0.45)	142,454.037	7.19	1,024,245
Qualified XII (0.55)	36,256.925	7.15	259,237
Qualified XII (0.60)	20,788.547	7.13	148,222
Qualified XII (0.65)	11,110.337	7.11	78,994
Qualified XII (0.70)	115,871.377	7.09	821,528
Qualified XII (0.75)	31,345.892	8.28	259,544
Qualified XII (0.80)	217,282.983	7.05	1,531,845
Qualified XII (0.85)	90,237.345	7.03	634,369
Qualified XII (0.90)	8,373.192	7.01	58,696
Qualified XII (0.95)	152,873.496	6.99	1,068,586
Qualified XII (1.00)	256,352.251	6.97	1,786,775
Qualified XII (1.05)	46,495.377	6.96	323,608
Qualified XII (1.10)	49,118.446	6.94	340,882
Qualified XII (1.15)	14,108.472	6.92	97,631

  ING life insurance and annuity company

  variable annuity account c

  Notes to Financial Statements (Unaudited)

Division/Contract	Units	Unit Value	Extended Value
AIM V.I. Premier Equity (continued)
Qualified XII (1.20)	2,554.287	$ 6.90	$ 17,625
Qualified XII (1.25)	39,648.126	6.88	272,779
Qualified XII (1.30)	1,273.243	6.86	8,734
Qualified XII (1.35)	10,202.717	6.84	69,787
Qualified XII (1.40)	16,698.933	6.82	113,887
Qualified XII (1.45)	494.631	6.81	3,368
Qualified XII (1.50)	3,704.602	6.79	25,154
Qualified XV	4,802.436	6.97	33,473
Qualified XVI	22,425.442	6.79	152,269
Qualified XVII	22,525.675	6.88	154,977
Qualified XVIII	2,026.974	6.88	13,946
Qualified XXI	4,523.447	7.03	31,800
Qualified XXIV	90,497.557	7.01	634,388
Qualified XXV	9,840.562	7.02	69,081
Qualified XXVI	2,967.620	6.98	20,714
Qualified XXVII	213,091.646	5.95	1,267,895
Qualified XXXII	227.564	9.98	2,271
Qualified XXXIV (0.60)	10,586.228	8.28	87,654
	2,784,625.508		$ 19,238,309

AllianceBernstein Growth and Income
Contracts in accumulation period:
ING MAP PLUS NP16	1,618.041	$ 9.91	$ 16,035
	1,618.041		$ 16,035

American Balanced Fund®
Contracts in accumulation period:
ING MAP PLUS NP11	4,023.738	$ 10.02	$ 40,318
ING MAP PLUS NP15	39,909.477	10.00	399,095
ING MAP PLUS NP17	2,223.307	10.00	22,233
ING MAP PLUS NP23	53.014	9.98	529
ING MAP PLUS NP26	51.423	9.97	513
ING MAP PLUS NP27	30.110	9.96	300
ING MAP PLUS NP29	6,154.540	9.96	61,299
ING MAP PLUS NP7	965.111	10.03	9,680
ING MAP PLUS NP9	10,000.259	10.02	100,203
	63,410.979		$ 634,170

American Century® Income & Growth
Contracts in accumulation period:
Qualified XII (1.10)	2,097.200	$ 28.27	$ 59,288
Qualified XXVII	356,063.020	9.18	3,268,659
	358,160.220		$ 3,327,947

  ING life insurance and annuity company

  variable annuity account c

  Notes to Financial Statements (Unaudited)

Division/Contract	Units	Unit Value	Extended Value
Ariel Appreciation
Contracts in accumulation period:
ING MAP PLUS NP11	7,666.605	$ 9.98	$ 76,513
ING MAP PLUS NP15	7,499.222	9.97	74,767
ING MAP PLUS NP19	114.715	9.96	1,143
ING MAP PLUS NP22	83.624	9.95	832
	15,364.166		$ 153,255

Ariel Fund
Contracts in accumulation period:
ING MAP PLUS NP19	2,097.972	$ 10.79	$ 22,637
ING MAP PLUS NP22	799.833	10.78	8,622
	2,897.805		$ 31,259

Baron Asset
Contracts in accumulation period:
ING MAP PLUS NP15	69.923	$ 10.46	$ 731
ING MAP PLUS NP16	1,382.235	10.46	14,458
ING MAP PLUS NP9	665.695	10.48	6,976
	2,117.853		$ 22,165

Baron Growth
Contracts in accumulation period:
ING MAP PLUS NP15	6,695.498	$ 10.50	$ 70,303
ING MAP PLUS NP16	5,814.108	10.50	61,048
ING MAP PLUS NP17	2,326.124	10.49	24,401
ING MAP PLUS NP19	2,881.181	10.49	30,224
ING MAP PLUS NP22	31.431	10.48	329
ING MAP PLUS NP23	151.914	10.47	1,591
ING MAP PLUS NP27	4.179	10.46	44
ING MAP PLUS NP7	1,805.258	10.53	19,009
	19,709.693		$ 206,949

Calvert Social Balanced
Contracts in accumulation period:
Qualified V	325.092	$ 20.91	$ 6,798
Qualified VI	937,178.099	20.68	19,380,843
Qualified VIII	5,713.208	18.78	107,294
Qualified X (1.15)	1,106.116	10.67	11,802
Qualified X (1.25)	65,535.826	10.60	694,680
Qualified XII (0.05)	3,687.323	21.56	79,499
Qualified XII (0.15)	7,116.042	10.49	74,647
Qualified XII (0.25)	93,379.432	11.47	1,071,062

  ING life insurance and annuity company

  variable annuity account c

  Notes to Financial Statements (Unaudited)

Division/Contract	Units	Unit Value	Extended Value
Calvert Social Balanced
Qualified XII (0.30)	92,025.176	$ 11.43	$ 1,051,848
Qualified XII (0.40)	85,407.277	15.87	1,355,413
Qualified XII (0.45)	23,627.422	11.32	267,462
Qualified XII (0.55)	10,437.196	11.25	117,418
Qualified XII (0.60)	17,755.228	11.22	199,214
Qualified XII (0.65)	12,542.845	11.18	140,229
Qualified XII (0.70)	132,800.780	11.15	1,480,729
Qualified XII (0.75)	152,124.912	11.11	1,690,108
Qualified XII (0.80)	130,808.823	11.66	1,525,231
Qualified XII (0.85)	193,042.737	15.50	2,992,162
Qualified XII (0.90)	10,119.668	11.50	116,376
Qualified XII (0.95)	82,237.783	15.37	1,263,995
Qualified XII (1.00)	413,082.977	15.30	6,320,170
Qualified XII (1.05)	39,704.896	15.24	605,103
Qualified XII (1.10)	56,175.029	15.18	852,737
Qualified XII (1.15)	15,134.479	15.11	228,682
Qualified XII (1.20)	11,111.467	15.05	167,228
Qualified XII (1.25)	15,397.671	14.99	230,811
Qualified XII (1.30)	3,130.070	14.92	46,701
Qualified XII (1.35)	2,363.535	14.86	35,122
Qualified XII (1.40)	14,313.545	14.80	211,840
Qualified XII (1.45)	1,340.285	14.74	19,756
Qualified XII (1.50)	1,779.035	14.68	26,116
Qualified XV	2,920.452	21.17	61,826
Qualified XVI	37,545.671	20.30	762,177
Qualified XVII	703.139	20.68	14,541
Qualified XVIII	9,405.572	10.60	99,699
Qualified XXI	3,486.796	21.34	74,408
Qualified XXIV	28,793.769	15.39	443,136
Qualified XXV	6,347.685	21.10	133,936
Qualified XXVI	32.982	20.97	692
Qualified XXVII	607,700.535	27.72	16,845,459
Qualified XXVIII	91,095.262	27.56	2,510,585
Qualified XXXII	1,362.675	10.34	14,090
Qualified XXXIV (0.60)	4,095.234	11.11	45,498
	3,423,993.746		$ 63,377,123

  ING life insurance and annuity company

  variable annuity account c

  Notes to Financial Statements (Unaudited)

Division/Contract	Units	Unit Value	Extended Value
EuroPacific Growth Fund® - Class R-3
Contracts in accumulation period:
ING MAP PLUS NP11	12,589.588	$ 10.20	$ 128,414
ING MAP PLUS NP15	13,415.830	10.19	136,707
ING MAP PLUS NP19	2,619.312	10.17	26,638
ING MAP PLUS NP23	17.721	10.16	180
ING MAP PLUS NP29	2,326.060	10.14	23,586
ING MAP PLUS NP9	2,715.168	10.21	27,722
	33,683.679		$ 343,247

EuroPacific Growth Fund® - Class R-4
Contracts in accumulation period:
Qualified VI	309,891.829	$ 10.11	$ 3,133,006
Qualified XII (0.70)	8,895.923	10.13	90,116
Qualified XII (0.75)	868.125	10.13	8,794
Qualified XII (0.80)	119,096.390	10.13	1,206,446
Qualified XII (0.85)	17,824.370	10.12	180,383
Qualified XII (0.90)	578.831	10.12	5,858
Qualified XII (0.95)	12,464.610	10.12	126,142
Qualified XII (1.00)	159,541.204	10.12	1,614,557
Qualified XII (1.05)	7,368.038	10.12	74,565
Qualified XII (1.10)	7,933.673	10.11	80,209
Qualified XII (1.15)	57.089	10.11	577
Qualified XII (1.25)	2,818.300	10.11	28,493
Qualified XII (1.40)	1,582.758	10.10	15,986
Qualified XII (1.45)	1.133	10.10	11
Qualified XVI	1,500.101	10.10	15,151
Qualified XXIV	3,696.567	10.54	38,962
	654,118.941		$ 6,619,256

Evergreen Special Values
Contracts in accumulation period:
ING MAP PLUS NP11	2,634.383	$ 10.44	$ 27,503
ING MAP PLUS NP16	1,477.267	10.43	15,408
ING MAP PLUS NP26	61.109	10.39	635
ING MAP PLUS NP27	4.456	10.39	46
ING MAP PLUS NP7	1,877.356	10.46	19,637
Qualified V	317.666	16.22	5,153
Qualified VI	306,568.985	16.33	5,006,272
Qualified XII (0.55)	1,045.280	16.81	17,571
Qualified XII (0.65)	12.742	16.74	213
Qualified XII (0.70)	12,048.387	16.71	201,329
Qualified XII (0.75)	1,412.214	16.67	23,542

  ING life insurance and annuity company

  variable annuity account c

  Notes to Financial Statements (Unaudited)

Division/Contract	Units	Unit Value	Extended Value
Evergreen Special Values
Qualified XII (0.80)	18,662.344	$ 16.64	$ 310,541
Qualified XII (0.85)	10,551.694	16.60	175,158
Qualified XII (0.90)	42.281	16.57	701
Qualified XII (0.95)	38,120.944	16.54	630,520
Qualified XII (1.00)	242,450.351	16.50	4,000,431
Qualified XII (1.05)	6,639.915	16.47	109,359
Qualified XII (1.10)	4,081.806	16.43	67,064
Qualified XII (1.15)	1,652.765	16.40	27,105
Qualified XII (1.20)	1,145.401	16.37	18,750
Qualified XII (1.25)	3,195.173	16.33	52,177
Qualified XII (1.35)	6.598	16.26	107
Qualified XII (1.40)	123.414	16.23	2,003
Qualified XII (1.45)	44.393	16.20	719
Qualified XII (1.50)	72.602	16.16	1,173
Qualified XVI	7,578.710	16.16	122,472
Qualified XXIV	5,055.188	16.59	83,866
Qualified XXVII	1,494,503.056	16.35	24,435,125
	2,161,386.480		$ 35,354,580

Fidelity® Advisor Mid Cap
Contracts in accumulation period:
ING MAP PLUS NP11	5,358.718	$ 9.93	$ 53,212
ING MAP PLUS NP15	8,891.331	9.92	88,202
ING MAP PLUS NP17	1,613.267	9.91	15,987
ING MAP PLUS NP19	2,779.922	9.90	27,521
ING MAP PLUS NP21	23.133	9.90	229
ING MAP PLUS NP22	1,646.228	9.89	16,281
ING MAP PLUS NP23	32.302	9.89	319
ING MAP PLUS NP27	4.900	9.88	48
ING MAP PLUS NP7	438.995	9.94	4,364
ING MAP PLUS NP9	10,068.157	9.94	100,077
	30,856.953		$ 306,240

Fidelity® VIP Asset ManagerSM
Contracts in accumulation period:
Qualified XXVII	1,119,654.296	$ 17.30	$ 19,370,019
Qualified XXVIII	101,621.943	17.20	1,747,897
	1,221,276.239		$ 21,117,916

  ING life insurance and annuity company

  variable annuity account c

  Notes to Financial Statements (Unaudited)

Division/Contract	Units	Unit Value	Extended Value
Fidelity® VIP Contrafund®
Currently payable annuity contracts:			$ 508,132
Contracts in accumulation period:
ING MAP PLUS NP10	4,681.043	$ 10.48	49,057
ING MAP PLUS NP11	8,593.883	10.47	89,978
ING MAP PLUS NP15	31.278	10.46	327
ING MAP PLUS NP17	1,772.307	10.45	18,521
ING MAP PLUS NP19	3,227.137	10.45	33,724
ING MAP PLUS NP21	50.638	10.44	529
ING MAP PLUS NP22	12,477.194	10.44	130,262
ING MAP PLUS NP26	62.938	10.42	656
ING MAP PLUS NP27	8.255	10.42	86
ING MAP PLUS NP29	5,557.281	10.41	57,851
ING MAP PLUS NP7	1,847.173	10.49	19,377
ING MAP PLUS NP9	17,870.199	10.48	187,280
Qualified V	6,634.536	22.70	150,604
Qualified VI	9,839,447.748	22.88	225,126,564
Qualified VIII	5,937.942	23.01	136,632
Qualified X (1.15)	85,420.288	25.94	2,215,802
Qualified X (1.25)	853,696.856	25.70	21,940,009
Qualified XII (0.05)	105,510.708	23.85	2,516,430
Qualified XII (0.15)	86,570.550	12.12	1,049,235
Qualified XII (0.25)	678,770.979	14.20	9,638,548
Qualified XII (0.30)	184,693.253	14.16	2,615,256
Qualified XII (0.40)	442,628.516	21.83	9,662,581
Qualified XII (0.45)	618,725.475	14.02	8,674,531
Qualified XII (0.55)	236,099.910	13.93	3,288,872
Qualified XII (0.60)	670,237.252	13.89	9,309,595
Qualified XII (0.65)	121,098.656	13.84	1,676,005
Qualified XII (0.70)	589,066.599	13.80	8,129,119
Qualified XII (0.75)	756,095.197	13.76	10,403,870
Qualified XII (0.80)	2,748,290.577	15.08	41,444,222
Qualified XII (0.85)	588,148.109	21.31	12,533,436
Qualified XII (0.90)	90,824.809	14.64	1,329,675
Qualified XII (0.95)	803,155.703	21.13	16,970,680
Qualified XII (1.00)	4,462,097.169	21.05	93,927,145
Qualified XII (1.05)	334,445.555	20.96	7,009,979
Qualified XII (1.10)	196,697.806	20.87	4,105,083
Qualified XII (1.15)	228,027.850	20.78	4,738,419
Qualified XII (1.20)	24,939.802	20.70	516,254
Qualified XII (1.25)	113,562.699	20.61	2,340,527
Qualified XII (1.30)	5,388.474	20.52	110,571

  ING life insurance and annuity company

  variable annuity account c

  Notes to Financial Statements (Unaudited)

Division/Contract	Units	Unit Value	Extended Value
Fidelity® VIP Contrafund®
Qualified XII (1.35)	17,130.722	$ 20.44	$ 350,152
Qualified XII (1.40)	43,892.219	20.35	893,207
Qualified XII (1.45)	5,499.496	20.27	111,475
Qualified XII (1.50)	18,415.963	20.18	371,634
Qualified XV	32,820.051	23.42	768,646
Qualified XVI	212,596.730	22.45	4,772,797
Qualified XVII	28,795.988	22.88	658,852
Qualified XVIII	30,211.529	25.70	776,436
Qualified XXI	77,366.182	23.61	1,826,616
Qualified XXIV	243,765.369	21.17	5,160,513
Qualified XXV	106,903.086	23.34	2,495,118
Qualified XXVI	16,693.752	23.20	387,295
Qualified XXVII	3,814,496.796	26.14	99,710,946
Qualified XXVIII	1,114,002.468	25.99	28,952,924
Qualified XXXII	43,785.530	10.85	475,073
Qualified XXXIII (0.65)	14,237.247	12.08	171,986
Qualified XXXIV (0.60)	44,085.849	13.76	606,621
	30,797,091.321		$ 651,145,715

Fidelity® VIP Equity-Income
Currently payable annuity contracts:			$ 546,569
Contracts in accumulation period:
ING MAP PLUS NP15	134.723	$ 10.00	1,347
ING MAP PLUS NP26	21.777	9.96	217
Qualified V	1,356.162	19.32	26,201
Qualified VI	6,261,718.122	19.67	123,167,995
Qualified VIII	8,111.251	19.59	158,899
Qualified X (1.15)	129,578.059	24.87	3,222,606
Qualified X (1.25)	930,636.393	24.62	22,912,268
Qualified XII (0.05)	53,829.898	20.51	1,104,051
Qualified XII (0.15)	72,101.808	10.76	775,815
Qualified XII (0.25)	502,477.022	11.91	5,984,501
Qualified XII (0.30)	195,983.990	11.87	2,326,330
Qualified XII (0.40)	347,691.169	17.97	6,248,010
Qualified XII (0.45)	291,713.517	11.76	3,430,551
Qualified XII (0.55)	162,013.712	11.69	1,893,940
Qualified XII (0.60)	786,980.580	11.65	9,168,324
Qualified XII (0.65)	60,065.627	11.61	697,362
Qualified XII (0.70)	445,038.631	11.57	5,149,097
Qualified XII (0.75)	670,698.474	11.54	7,739,860
Qualified XII (0.80)	1,859,354.639	12.55	23,334,901
Qualified XII (0.85)	621,050.952	17.55	10,899,444

  ING life insurance and annuity company

  variable annuity account c

  Notes to Financial Statements (Unaudited)

Division/Contract	Units	Unit Value	Extended Value
Fidelity® VIP Equity-Income
Qualified XII (0.90)	53,394.122	$ 12.27	$ 655,146
Qualified XII (0.95)	533,903.304	17.40	9,289,917
Qualified XII (1.00)	1,646,448.872	17.33	28,532,959
Qualified XII (1.05)	219,170.226	17.26	3,782,878
Qualified XII (1.10)	204,429.151	17.18	3,512,093
Qualified XII (1.15)	118,920.310	17.11	2,034,727
Qualified XII (1.20)	26,267.636	17.04	447,601
Qualified XII (1.25)	108,843.302	16.97	1,847,071
Qualified XII (1.30)	8,008.817	16.90	135,349
Qualified XII (1.35)	8,560.817	16.83	144,079
Qualified XII (1.40)	67,071.357	16.76	1,124,116
Qualified XII (1.45)	5,148.691	16.69	85,932
Qualified XII (1.50)	9,840.805	16.62	163,554
Qualified XV	31,440.748	20.14	633,217
Qualified XVI	183,523.290	19.31	3,543,835
Qualified XVII	17,030.470	19.67	334,989
Qualified XVIII	24,525.752	24.62	603,824
Qualified XXI	44,116.323	20.30	895,561
Qualified XXIV	156,386.323	17.43	2,725,814
Qualified XXV	55,764.779	20.07	1,119,199
Qualified XXVI	27,627.331	19.95	551,165
Qualified XXVII	2,386,484.263	20.81	49,662,738
Qualified XXVIII	1,235,070.284	20.69	25,553,604
Qualified XXXII	37,780.993	10.61	400,856
Qualified XXXIV (0.60)	53,167.182	11.54	613,549
	20,663,481.654		$ 367,182,061

Fidelity® VIP Growth
Currently payable annuity contracts:			$ 389,349
Contracts in accumulation period:
ING MAP PLUS NP17	1,948.210	$ 9.10	17,729
ING MAP PLUS NP26	28.158	9.07	255
Qualified V	1,043.327	15.86	16,547
Qualified VI	9,716,371.147	15.89	154,393,138
Qualified VIII	11,125.627	16.08	178,900
Qualified X (1.15)	143,217.431	22.34	3,199,477
Qualified X (1.25)	1,131,177.017	22.11	25,010,324
Qualified XII (0.05)	33,307.767	16.57	551,910
Qualified XII (0.15)	94,758.873	8.79	832,930
Qualified XII (0.25)	666,079.613	10.71	7,133,713
Qualified XII (0.30)	170,038.294	10.68	1,816,009
Qualified XII (0.45)	564,449.691	10.58	5,971,878
Qualified XII (0.55)	244,242.255	10.51	2,566,986

  ING life insurance and annuity company

  variable annuity account c

  Notes to Financial Statements (Unaudited)

Division/Contract	Units	Unit Value	Extended Value
Fidelity® VIP Growth
Qualified XII (0.60)	582,263.055	$ 10.48	$ 6,102,117
Qualified XII (0.65)	141,834.542	10.44	1,480,753
Qualified XII (0.70)	677,602.348	10.41	7,053,840
Qualified XII (0.75)	1,147,318.953	10.38	11,909,171
Qualified XII (0.80)	2,360,475.847	11.33	26,744,191
Qualified XII (0.85)	1,145,017.288	14.91	17,072,208
Qualified XII (0.90)	92,183.655	10.99	1,013,098
Qualified XII (0.95)	803,472.085	14.78	11,875,317
Qualified XII (1.00)	3,040,917.914	14.72	44,762,312
Qualified XII (1.05)	408,182.510	14.66	5,983,956
Qualified XII (1.10)	248,118.592	14.60	3,622,531
Qualified XII (1.15)	116,778.727	14.54	1,697,963
Qualified XII (1.20)	49,031.604	14.48	709,978
Qualified XII (1.25)	119,909.501	14.42	1,729,095
Qualified XII (1.30)	23,709.665	14.36	340,471
Qualified XII (1.35)	23,975.738	14.30	342,853
Qualified XII (1.40)	75,497.309	14.24	1,075,082
Qualified XII (1.45)	2,957.480	14.18	41,937
Qualified XII (1.50)	16,044.054	14.12	226,542
Qualified XV	39,146.098	16.27	636,907
Qualified XVI	254,246.512	15.60	3,966,246
Qualified XVII	19,900.137	15.89	316,213
Qualified XVIII	44,641.142	22.11	987,016
Qualified XXI	108,272.784	16.40	1,775,674
Qualified XXIV	330,331.402	14.81	4,892,208
Qualified XXV	211,023.805	16.21	3,420,696
Qualified XXVI	48,642.744	16.12	784,121
Qualified XXXII	54,136.709	9.75	527,833
Qualified XXXIII (0.65)	3,642.696	8.77	31,946
Qualified XXXIV (0.60)	88,389.628	10.38	917,484
	25,055,451.934		$ 364,118,904

Fidelity® VIP High Income
Currently payable annuity contracts:			$ 90,694
Contracts in accumulation period:
Qualified XXVII	414,275.389	$ 8.66	3,587,625
Qualified XXVIII	268,198.180	8.61	2,309,186
	682,473.569		$ 5,987,505

  ING life insurance and annuity company

  variable annuity account c

  Notes to Financial Statements (Unaudited)

Division/Contract	Units	Unit Value	Extended Value
Fidelity® VIP Index 500
Contracts in accumulation period:
Qualified XXVII	4,405,199.705	$ 21.61	$ 95,196,366
Qualified XXVIII	550,466.285	21.48	11,824,016
	4,955,665.990		$ 107,020,382

Fidelity® VIP Overseas
Contracts in accumulation period:
Qualified V	203.887	$ 12.95	$ 2,640
Qualified VI	1,300,409.166	13.14	17,087,376
Qualified VIII	795.612	13.13	10,446
Qualified X (1.15)	21,733.226	13.68	297,311
Qualified X (1.25)	149,381.962	13.54	2,022,632
Qualified XII (0.05)	20,675.189	13.70	283,250
Qualified XII (0.15)	6,387.701	10.75	68,668
Qualified XII (0.25)	107,527.895	9.63	1,035,494
Qualified XII (0.30)	37,260.776	9.60	357,703
Qualified XII (0.45)	46,833.580	9.51	445,387
Qualified XII (0.55)	13,703.797	9.45	129,501
Qualified XII (0.60)	72,580.091	9.42	683,704
Qualified XII (0.65)	22,857.207	9.39	214,629
Qualified XII (0.70)	75,825.389	9.36	709,726
Qualified XII (0.75)	38,152.287	10.59	404,033
Qualified XII (0.80)	218,728.007	10.39	2,272,584
Qualified XII (0.85)	69,164.413	12.99	898,446
Qualified XII (0.90)	11,769.110	10.35	121,810
Qualified XII (0.95)	74,126.862	12.88	954,754
Qualified XII (1.00)	222,319.050	12.83	2,852,353
Qualified XII (1.05)	32,152.021	12.77	410,581
Qualified XII (1.10)	24,995.623	12.72	317,944
Qualified XII (1.15)	23,320.826	12.67	295,475
Qualified XII (1.20)	7,349.726	12.61	92,680
Qualified XII (1.25)	16,544.375	12.56	207,797
Qualified XII (1.30)	4,318.990	12.51	54,031
Qualified XII (1.35)	1,885.633	12.45	23,476
Qualified XII (1.40)	7,820.782	12.40	96,978
Qualified XII (1.45)	1,461.043	12.35	18,044
Qualified XII (1.50)	2,394.849	12.30	29,457
Qualified XV	7,664.848	13.45	103,092
Qualified XVI	30,762.809	12.90	396,840
Qualified XVII	5,238.340	13.14	68,832
Qualified XVIII	4,546.948	13.54	61,566

  ING life insurance and annuity company

  variable annuity account c

  Notes to Financial Statements (Unaudited)

Division/Contract	Units	Unit Value	Extended Value
Fidelity® VIP Overseas (continued)
Qualified XXI	8,232.014	$ 13.56	$ 111,626
Qualified XXIV	47,030.823	12.90	606,698
Qualified XXV	21,570.881	13.41	289,266
Qualified XXVI	2,664.535	13.33	35,518
Qualified XXVII	309,493.406	7.30	2,259,302
Qualified XXXII	2,895.552	10.37	30,027
Qualified XXXIV (0.60)	3,364.381	10.59	35,629
	3,076,143.612		$ 36,397,306

Franklin Small-Mid Cap Growth
Contracts in accumulation period:
ING MAP PLUS NP23	4.829	$ 9.65	$ 47
ING MAP PLUS NP29	4,818.836	9.63	46,405
	4,823.665		$ 46,452

Franklin Small Cap Value Securities
Currently payable annuity contracts:			$ 53,202
Contracts in accumulation period:
ING MAP PLUS NP26	10.423	$ 10.88	113
NYSUT 457	116,118.580	14.63	1,698,815
Qualified V	67.830	13.11	889
Qualified VI	888,982.035	13.18	11,716,783
Qualified VIII	3.902	13.18	51
Qualified X (1.15)	21,502.817	13.22	284,267
Qualified X (1.25)	109,563.873	13.18	1,444,052
Qualified XII (0.45)	488.489	13.52	6,604
Qualified XII (0.55)	24,345.919	13.48	328,183
Qualified XII (0.60)	18,595.175	13.46	250,291
Qualified XII (0.65)	18,145.718	13.44	243,878
Qualified XII (0.70)	78,348.258	13.41	1,050,650
Qualified XII (0.75)	15,309.663	13.39	204,996
Qualified XII (0.80)	94,723.712	13.37	1,266,456
Qualified XII (0.85)	86,286.845	13.35	1,151,929
Qualified XII (0.90)	4,960.257	13.33	66,120
Qualified XII (0.95)	101,428.473	13.31	1,350,013
Qualified XII (1.00)	453,562.241	13.29	6,027,842
Qualified XII (1.05)	30,996.353	13.26	411,012
Qualified XII (1.10)	20,609.034	13.24	272,864
Qualified XII (1.15)	3,597.232	13.22	47,555
Qualified XII (1.20)	1,946.242	13.20	25,690
Qualified XII (1.25)	18,377.864	13.18	242,220
Qualified XII (1.30)	815.773	13.16	10,736

  ING life insurance and annuity company

  variable annuity account c

  Notes to Financial Statements (Unaudited)

Division/Contract	Units	Unit Value	Extended Value
Franklin Small Cap Value Securities (continued)
Qualified XII (1.35)	311.614	$ 13.14	$ 4,095
Qualified XII (1.40)	3,466.602	13.12	45,482
Qualified XII (1.45)	424.568	13.10	5,562
Qualified XII (1.50)	1,055.733	13.08	13,809
Qualified XV	2,312.369	13.31	30,778
Qualified XVI	15,863.519	13.08	207,495
Qualified XVII	449.557	13.18	5,925
Qualified XVIII	3,350.208	13.18	44,156
Qualified XXI	14,754.108	13.37	197,262
Qualified XXIV	50,847.462	13.34	678,305
Qualified XXV	23,910.155	13.39	320,157
Qualified XXVI	16,027.754	13.33	213,650
Qualified XXVIII	144,706.666	12.54	1,814,622
Qualified XXXII	2,764.842	11.34	31,353
Qualified XXXIII (0.65)	3,417.024	13.50	46,130
Qualified XXXIV (0.60)	1,507.009	13.39	20,179
	2,393,955.898		$ 31,834,171

The Growth Fund of America® - Class R-3
Contracts in accumulation period:
ING MAP PLUS NP11	19,217.989	$ 9.90	$ 190,258
ING MAP PLUS NP15	31,223.948	9.89	308,805
ING MAP PLUS NP16	3,513.516	9.89	34,749
ING MAP PLUS NP19	4,327.866	9.88	42,759
ING MAP PLUS NP21	31.679	9.87	313
ING MAP PLUS NP23	477.980	9.86	4,713
ING MAP PLUS NP26	78.012	9.85	768
ING MAP PLUS NP29	10,512.312	9.85	103,546
ING MAP PLUS NP7	1,197.329	9.92	11,878
	70,580.631		$ 697,789

The Growth Fund of America® - Class R-4
Contracts in accumulation period:
Qualified V	1,155.182	$ 9.89	$ 11,425
Qualified VI	683,316.697	9.90	6,764,835
Qualified XII (0.55)	3,609.408	9.93	35,841
Qualified XII (0.60)	6,996.730	9.93	69,478
Qualified XII (0.65)	3,949.269	9.92	39,177
Qualified XII (0.70)	37,775.280	9.92	374,731
Qualified XII (0.75)	7,728.780	9.92	76,669
Qualified XII (0.80)	966,453.564	9.92	9,587,219
Qualified XII (0.85)	55,503.548	9.92	550,595

  ING life insurance and annuity company

  variable annuity account c

  Notes to Financial Statements (Unaudited)

Division/Contract	Units	Unit Value	Extended Value
The Growth Fund of America® - Class R-4 (continued)
Qualified XII (0.90)	2,911.772	$ 9.91	$ 28,856
Qualified XII (0.95)	21,493.223	9.91	212,998
Qualified XII (1.00)	499,726.333	9.91	4,952,288
Qualified XII (1.05)	32,298.565	9.91	320,079
Qualified XII (1.10)	16,581.634	9.91	164,324
Qualified XII (1.15)	2,701.828	9.90	26,748
Qualified XII (1.20)	1.276	9.90	13
Qualified XII (1.25)	22,968.200	9.90	227,385
Qualified XII (1.30)	668.501	9.90	6,618
Qualified XII (1.35)	13.686	9.90	135
Qualified XII (1.40)	1,007.523	9.89	9,964
Qualified XII (1.45)	188.712	9.89	1,866
Qualified XII (1.50)	356.812	9.89	3,529
Qualified XVI	7,735.992	9.89	76,509
Qualified XVII	2,564.846	9.91	25,418
Qualified XXIV	7,412.106	10.19	75,529
	2,385,119.467		$ 23,642,229

The Income Fund of America®
Contracts in accumulation period:
ING MAP PLUS NP19	1,150.891	$ 10.28	$ 11,831
ING MAP PLUS NP21	40.754	10.27	419
ING MAP PLUS NP26	212.272	10.25	2,176
ING MAP PLUS NP7	2,438.857	10.32	25,169
ING MAP PLUS NP9	2,183.817	10.31	22,515
	6,026.591		$ 62,110

ING GET Fund - Series G
Contracts in accumulation period:
Qualified VI	619,216.251	$ 10.26	$ 6,353,159
Qualified X (1.15)	42,519.772	10.14	431,150
Qualified X (1.25)	229,691.741	10.14	2,329,074
Qualified XII (0.15)	23,523.003	10.77	253,343
Qualified XII (0.30)	4,238.418	10.60	44,927
Qualified XII (0.80)	1,379.596	10.63	14,665
Qualified XII (0.85)	5,333.668	10.60	56,537
Qualified XII (0.90)	359.429	10.58	3,803
Qualified XII (0.95)	9,832.278	10.55	103,731
Qualified XII (1.00)	15,448.666	10.52	162,520
Qualified XII (1.05)	76,161.768	10.50	799,699
Qualified XII (1.10)	53,392.338	10.47	559,018
Qualified XII (1.15)	1,860.931	10.44	19,428
Qualified XII (1.20)	23,885.712	10.42	248,889

  ING life insurance and annuity company

  variable annuity account c

  Notes to Financial Statements (Unaudited)

Division/Contract	Units	Unit Value	Extended Value
ING GET Fund - Series G (continued)
Qualified XII (1.25)	281,084.924	$ 10.39	$ 2,920,472
Qualified XII (1.30)	12,563.433	10.36	130,157
Qualified XII (1.35)	1,289.758	10.34	13,336
Qualified XII (1.40)	3,564.442	10.31	36,749
Qualified XII (1.45)	13,155.946	10.29	135,375
Qualified XV	1,106.761	10.42	11,532
Qualified XVI	5,334.840	10.13	54,042
Qualified XVII	29,299.597	10.26	300,614
Qualified XVIII	66,339.731	10.14	672,685
Qualified XXI	2,651.428	10.50	27,840
Qualified XXIV	3,944.034	10.45	41,215
Qualified XXV	8,441.490	10.53	88,889
Qualified XXVI	4,384.412	10.47	45,905
Qualified XXVII	293,317.266	10.36	3,038,767
Qualified XXXII	10,350.279	9.94	102,882
	1,843,671.912		$ 19,000,403

ING GET Fund - Series H
Contracts in accumulation period:
Qualified VI	633,210.890	$ 10.41	$ 6,591,725
Qualified X (1.15)	46,133.107	10.29	474,710
Qualified X (1.25)	123,647.246	10.29	1,272,330
Qualified XII (0.15)	11,766.113	10.84	127,545
Qualified XII (0.30)	3,362.096	10.74	36,109
Qualified XII (0.50)	330.766	10.92	3,612
Qualified XII (0.80)	2,626.064	10.76	28,256
Qualified XII (0.90)	1,483.312	10.71	15,886
Qualified XII (0.95)	5,488.962	10.68	58,622
Qualified XII (1.00)	28,997.458	10.66	309,113
Qualified XII (1.05)	51,982.861	10.63	552,578
Qualified XII (1.10)	7,323.018	10.61	77,697
Qualified XII (1.20)	9,198.964	10.56	97,141
Qualified XII (1.25)	155,551.573	10.53	1,637,958
Qualified XII (1.30)	2,558.097	10.51	26,886
Qualified XII (1.35)	9,447.663	10.48	99,012
Qualified XII (1.40)	5,908.277	10.46	61,801
Qualified XV	500.719	10.56	5,288
Qualified XVI	5,813.461	10.28	59,762
Qualified XVII	3,820.767	10.41	39,774
Qualified XVIII	51,398.945	10.29	528,895
Qualified XXI	1,215.079	10.63	12,916

  ING life insurance and annuity company

  variable annuity account c

  Notes to Financial Statements (Unaudited)

Division/Contract	Units	Unit Value	Extended Value
ING GET Fund - Series H (continued)
Qualified XXV	297.070	$ 10.68	$ 3,173
Qualified XXVI	1,930.504	10.62	20,502
Qualified XXVII	168,134.328	10.51	1,767,092
Qualified XXXII	9,633.793	9.95	95,856
Qualified XXXIV (0.60)	2,827.173	10.68	30,194
	1,344,588.306		$ 14,034,433

ING GET Fund - Series I
Contracts in accumulation period:
Qualified X (1.15)	390.541	$ 10.19	$ 3,980
Qualified X (1.25)	75,232.237	10.19	766,616
Qualified XVIII	3,154.574	10.19	32,145
Qualified XXXII	2,549.374	9.92	25,290
	81,326.726		$ 828,031

ING GET Fund - Series J
Contracts in accumulation period:
Qualified X (1.25)	23,814.007	$ 10.10	$ 240,521
Qualified XVIII	6,627.634	10.10	66,939
Qualified XXXII	5,145.436	9.94	51,146
	35,587.077		$ 358,606

ING GET Fund - Series K
Contracts in accumulation period:
Qualified X (1.25)	5,400.301	$ 10.15	$ 54,813
Qualified XXVII	140,341.433	10.34	1,451,130
Qualified XXXII	2,637.012	9.93	26,186
	148,378.746		$ 1,532,129

ING GET Fund - Series L
Contracts in accumulation period:
Qualified XXVII	74,253.854	$ 10.29	$ 764,072
	74,253.854		$ 764,072

ING GET Fund - Series Q
Contracts in accumulation period:
Qualified XXVII	383,796.310	$ 10.46	$ 4,014,509
	383,796.310		$ 4,014,509

  ING life insurance and annuity company

  variable annuity account c

  Notes to Financial Statements (Unaudited)

Division/Contract	Units	Unit Value	Extended Value
ING GET Fund - Series S
Contracts in accumulation period:
Qualified VI	905,370.472	$ 10.45	$ 9,461,121
Qualified X (1.15)	36,082.527	10.45	377,062
Qualified X (1.25)	159,217.738	10.45	1,663,825
Qualified XII (0.15)	5,815.988	10.71	62,289
Qualified XII (0.50)	78,090.135	10.69	834,784
Qualified XII (0.80)	5,128.659	10.61	54,415
Qualified XII (0.85)	8,173.224	10.61	86,718
Qualified XII (0.95)	11,138.436	10.58	117,845
Qualified XII (1.00)	49,281.775	10.56	520,416
Qualified XII (1.05)	336,778.387	10.55	3,553,012
Qualified XII (1.10)	63,865.124	10.54	673,138
Qualified XII (1.20)	13,160.204	10.51	138,314
Qualified XII (1.25)	341,388.299	10.50	3,584,577
Qualified XII (1.30)	2,394.343	10.49	25,117
Qualified XII (1.35)	8,834.520	10.47	92,497
Qualified XII (1.40)	34,544.857	10.46	361,339
Qualified XII (1.50)	526.821	10.44	5,500
Qualified XII (1.55)	615.916	10.42	6,418
Qualified XII (1.65)	127.964	10.40	1,331
Qualified XV	390.840	10.52	4,112
Qualified XVI	11,971.318	10.39	124,382
Qualified XVII	8,901.054	10.45	93,016
Qualified XVIII	15,661.723	10.45	163,665
Qualified XXI	174.274	10.56	1,840
Qualified XXIV	2,545.364	10.54	26,828
Qualified XXV	559.802	10.61	5,939
Qualified XXVII	297,514.877	10.51	3,126,881
Qualified XXXII	1,379.812	10.03	13,840
Qualified XXXIV (0.60)	7,950.148	10.61	84,351
	2,407,584.601		$ 25,264,572

ING VP Balanced
Currently payable annuity contracts:			$ 25,777,872
Contracts in accumulation period:
Qualified I	29,792.545	$ 31.75	945,913
Qualified IX	1,790.873	23.01	41,208
Qualified V	737.860	23.66	17,458
Qualified VI	12,165,996.967	23.96	291,497,287
Qualified VII	169,875.396	23.14	3,930,917
Qualified VIII	3,936.777	22.23	87,515
Qualified X (1.15)	185,403.265	24.22	4,490,467

  ING life insurance and annuity company

  variable annuity account c

  Notes to Financial Statements (Unaudited)

Division/Contract	Units	Unit Value	Extended Value
ING VP Balanced (continued)
Qualified X (1.25)	2,514,938.744	$ 23.96	$ 60,257,932
Qualified XII (0.00)	81,508.304	10.98	894,961
Qualified XII (0.05)	105,155.286	24.98	2,626,779
Qualified XII (0.25)	1,017,750.210	12.48	12,701,523
Qualified XII (0.30)	389,479.936	12.44	4,845,130
Qualified XII (0.40)	150,421.420	17.76	2,671,484
Qualified XII (0.45)	111,318.537	12.32	1,371,444
Qualified XII (0.55)	168,922.174	12.24	2,067,607
Qualified XII (0.60)	823,586.199	12.20	10,047,752
Qualified XII (0.65)	79,713.193	12.16	969,312
Qualified XII (0.70)	927,679.495	12.13	11,252,752
Qualified XII (0.75)	865,201.065	12.09	10,460,281
Qualified XII (0.80)	2,512,275.197	12.86	32,307,859
Qualified XII (0.85)	1,019,439.357	17.34	17,677,078
Qualified XII (0.90)	32,392.711	12.56	406,852
Qualified XII (0.95)	333,782.263	17.19	5,737,717
Qualified XII (1.00)	3,316,373.968	17.12	56,776,322
Qualified XII (1.05)	226,414.371	17.05	3,860,365
Qualified XII (1.10)	250,694.567	16.98	4,256,794
Qualified XII (1.15)	161,417.540	16.90	2,727,956
Qualified XII (1.20)	41,307.668	16.83	695,208
Qualified XII (1.25)	49,035.791	16.76	821,840
Qualified XII (1.30)	948.947	16.69	15,838
Qualified XII (1.35)	3,324.787	16.62	55,258
Qualified XII (1.40)	26,953.877	16.55	446,087
Qualified XII (1.45)	1,631.189	16.48	26,882
Qualified XII (1.50)	4,128.819	16.42	67,795
Qualified XIX	13,428.321	32.34	434,272
Qualified XV	56,839.965	24.53	1,394,284
Qualified XVI	272,595.208	23.52	6,411,439
Qualified XVII	191,620.105	24.40	4,675,531
Qualified XVIII	314,448.913	24.40	7,672,553
Qualified XX	49,716.813	32.04	1,592,927
Qualified XXI	82,500.614	24.72	2,039,415
Qualified XXIV	319,820.794	17.22	5,507,314
Qualified XXIX	776.296	31.46	24,422
Qualified XXV	192,131.146	24.59	4,724,505
Qualified XXVI	20,076.820	24.44	490,677
Qualified XXVII	1,240,588.197	31.78	39,425,893
Qualified XXVIII	138,236.773	31.68	4,379,341
Qualified XXX	96,100.182	31.16	2,994,482

  ING life insurance and annuity company

  variable annuity account c

  Notes to Financial Statements (Unaudited)

Division/Contract	Units	Unit Value	Extended Value
ING VP Balanced (continued)
Qualified XXXII	521,176.958	$ 10.40	$ 5,420,240
Qualified XXXIII (0.65)	341.427	10.94	3,735
Qualified XXXIV (0.60)	52,062.769	12.20	635,166
	31,335,790.599		$ 660,661,641

ING VP Emerging Markets
Contracts in accumulation period:
Qualified XXVII	720,098.931	$ 8.71	$ 6,272,062
Qualified XXVIII	295,726.197	8.68	2,566,903
	1,015,825.128		$ 8,838,965

ING VP Intermediate Bond
Currently payable annuity contracts:			$ 5,816,993
Contracts in accumulation period:
ING MAP PLUS NP11	1,006.291	$ 10.19	10,254
ING MAP PLUS NP15	4,234.027	10.18	43,102
ING MAP PLUS NP17	1,407.452	10.17	14,314
ING MAP PLUS NP27	9.175	10.14	93
ING MAP PLUS NP29	1,110.435	10.13	11,249
ING MAP PLUS NP7	3,001.112	10.20	30,611
Qualified I	7,935.932	73.19	580,831
Qualified IX	644.861	17.78	11,466
Qualified V	563.479	18.60	10,481
Qualified VI	8,762,850.791	18.58	162,813,768
Qualified VII	106,791.435	17.26	1,843,220
Qualified VIII	12,710.496	17.10	217,349
Qualified X (1.15)	168,784.391	18.79	3,171,459
Qualified X (1.25)	1,286,413.009	18.58	23,901,554
Qualified XII (0.00)	76,919.736	12.08	929,190
Qualified XII (0.05)	43,344.657	19.37	839,586
Qualified XII (0.25)	348,136.572	14.67	5,107,164
Qualified XII (0.30)	197,181.853	14.62	2,882,799
Qualified XII (0.45)	167,846.705	14.48	2,430,420
Qualified XII (0.55)	78,512.449	14.39	1,129,794
Qualified XII (0.60)	393,807.719	14.34	5,647,203
Qualified XII (0.65)	131,161.785	14.30	1,875,614
Qualified XII (0.70)	443,076.906	14.25	6,313,846
Qualified XII (0.75)	572,520.154	14.21	8,135,511
Qualified XII (0.80)	1,105,021.538	14.36	15,868,109
Qualified XII (0.85)	894,311.375	16.28	14,559,389
Qualified XII (0.90)	32,761.878	14.29	468,167
Qualified XII (0.95)	546,180.602	16.14	8,815,355

  ING life insurance and annuity company

  variable annuity account c

  Notes to Financial Statements (Unaudited)

Division/Contract	Units	Unit Value	Extended Value
ING VP Intermediate Bond (continued)
Qualified XII (1.00)	2,578,973.863	$ 16.07	$ 41,444,110
Qualified XII (1.05)	262,224.940	16.01	4,198,221
Qualified XII (1.10)	139,155.764	15.94	2,218,143
Qualified XII (1.15)	86,814.434	15.87	1,377,745
Qualified XII (1.20)	42,825.649	15.81	677,074
Qualified XII (1.25)	67,643.315	15.74	1,064,706
Qualified XII (1.30)	8,151.192	15.67	127,729
Qualified XII (1.35)	9,853.949	15.61	153,820
Qualified XII (1.40)	36,566.800	15.54	568,248
Qualified XII (1.45)	4,755.458	15.48	73,614
Qualified XII (1.50)	8,375.577	15.41	129,068
Qualified XIX	2,022.966	74.00	149,699
Qualified XV	17,723.165	19.02	337,095
Qualified XVI	182,551.139	18.24	3,329,733
Qualified XVII	200,565.300	18.79	3,768,622
Qualified XVIII	348,783.744	18.79	6,553,647
Qualified XX	10,563.800	72.85	769,573
Qualified XXI	30,291.789	19.18	580,997
Qualified XXIV	175,578.786	16.16	2,837,353
Qualified XXIX	1,323.035	72.05	95,325
Qualified XXV	93,410.238	19.07	1,781,333
Qualified XXVI	29,319.761	18.96	555,903
Qualified XXVII	640,005.630	72.78	46,579,610
Qualified XXVIII	173,404.971	72.55	12,580,531
Qualified XXX	19,832.891	71.37	1,415,473
Qualified XXXII	137,435.475	10.30	1,415,585
Qualified XXXIII (0.65)	630.135	12.03	7,581
Qualified XXXIV (0.60)	38,844.110	14.34	557,025
	20,735,874.691		$ 408,826,454

ING VP Money Market
Currently payable annuity contracts:			$ 120,955
Contracts in accumulation period:
Qualified I	5,087.098	$ 48.73	247,894
Qualified IX	1,137.053	13.98	15,896
Qualified V	19,523.900	13.67	266,892
Qualified VI	5,030,297.247	13.89	69,870,829
Qualified VII	141,892.975	13.85	1,965,218
Qualified VIII	3,496.304	13.37	46,746
Qualified X (1.15)	90,208.795	14.04	1,266,531
Qualified X (1.25)	1,070,419.679	13.89	14,868,129
Qualified XII (0.00)	11,778.183	10.38	122,258
Qualified XII (0.05)	32,228.496	14.48	466,669

  ING life insurance and annuity company

  variable annuity account c

  Notes to Financial Statements (Unaudited)

Division/Contract	Units	Unit Value	Extended Value
ING VP Money Market (continued)
Qualified XII (0.25)	432,213.353	$ 12.19	$ 5,268,681
Qualified XII (0.30)	151,115.008	12.15	1,836,047
Qualified XII (0.45)	95,278.231	12.04	1,147,150
Qualified XII (0.55)	153,546.217	11.96	1,836,413
Qualified XII (0.60)	93,020.486	11.92	1,108,804
Qualified XII (0.65)	89,477.516	11.88	1,062,993
Qualified XII (0.70)	710,627.382	11.85	8,420,934
Qualified XII (0.75)	700,764.025	11.81	8,276,023
Qualified XII (0.80)	1,491,086.397	11.92	17,773,750
Qualified XII (0.85)	518,033.037	12.84	6,651,544
Qualified XII (0.90)	47,389.551	11.82	560,144
Qualified XII (0.95)	498,293.742	12.73	6,343,279
Qualified XII (1.00)	2,010,868.260	12.68	25,497,810
Qualified XII (1.05)	281,920.091	12.63	3,560,651
Qualified XII (1.10)	213,045.728	12.57	2,677,985
Qualified XII (1.15)	116,931.649	12.52	1,463,984
Qualified XII (1.20)	44,343.288	12.47	552,961
Qualified XII (1.25)	139,481.921	12.42	1,732,365
Qualified XII (1.30)	8,458.745	12.36	104,550
Qualified XII (1.35)	17,841.554	12.31	219,630
Qualified XII (1.40)	45,518.920	12.26	558,062
Qualified XII (1.45)	8,596.975	12.21	104,969
Qualified XII (1.50)	8,978.118	12.16	109,174
Qualified XIX	1,739.402	48.73	84,761
Qualified XV	7,992.324	14.22	113,651
Qualified XVI	119,063.180	13.63	1,622,831
Qualified XVII	226,007.089	13.89	3,139,238
Qualified XVIII	378,094.623	13.89	5,251,734
Qualified XX	19,881.056	47.85	951,309
Qualified XXI	38,628.079	14.33	553,540
Qualified XXIV	147,822.017	12.75	1,884,731
Qualified XXIX	1,059.859	47.85	50,714
Qualified XXV	50,042.064	14.25	713,099
Qualified XXVI	40,546.324	14.17	574,541
Qualified XXVII	418,935.513	49.90	20,904,882
Qualified XXVIII	183,682.468	48.94	8,989,420
Qualified XXX	7,026.354	47.39	332,979
Qualified XXXII	45,312.228	9.97	451,763
Qualified XXXIII (0.65)	575.843	10.34	5,954
Qualified XXXIV (0.60)	10,435.096	11.92	124,386
	15,979,743.443		$ 231,875,453

  ING life insurance and annuity company

  variable annuity account c

  Notes to Financial Statements (Unaudited)

Division/Contract	Units	Unit Value	Extended Value
ING VP Natural Resources
Contracts in accumulation period:
Qualified V	13.248	$ 18.47	$ 245
Qualified VI	294,008.986	18.15	5,336,263
Qualified VIII	1,074.965	15.72	16,898
Qualified XII (0.05)	272.574	18.92	5,157
Qualified XII (0.15)	2,800.150	13.90	38,922
Qualified XII (0.25)	33,112.938	12.03	398,349
Qualified XII (0.45)	8,501.587	11.88	100,999
Qualified XII (0.55)	2,653.385	11.80	31,310
Qualified XII (0.60)	14,679.876	11.77	172,782
Qualified XII (0.65)	92.663	11.73	1,087
Qualified XII (0.70)	52,458.008	11.69	613,234
Qualified XII (0.75)	22,184.738	13.71	304,153
Qualified XII (0.80)	69,730.524	12.70	885,578
Qualified XII (0.85)	24,387.274	14.52	354,103
Qualified XII (0.90)	715.203	12.63	9,033
Qualified XII (0.95)	16,428.158	14.40	236,565
Qualified XII (1.00)	65,676.297	14.34	941,798
Qualified XII (1.05)	7,801.063	14.28	111,399
Qualified XII (1.10)	9,430.830	14.22	134,106
Qualified XII (1.15)	4,027.889	14.16	57,035
Qualified XII (1.20)	148.934	14.10	2,100
Qualified XII (1.25)	213.552	14.04	2,998
Qualified XII (1.30)	153.997	13.98	2,153
Qualified XII (1.35)	114.019	13.92	1,587
Qualified XII (1.40)	207.410	13.86	2,875
Qualified XV	5,397.355	18.58	100,283
Qualified XVI	4,354.428	17.81	77,552
Qualified XVII	717.982	18.15	13,031
Qualified XXI	2,458.765	18.73	46,053
Qualified XXIV	8,347.733	14.42	120,374
Qualified XXV	1,786.108	18.58	33,186
Qualified XXVI	623.784	18.40	11,478
Qualified XXVII	239,857.058	16.99	4,075,171
Qualified XXVIII	76,488.039	16.94	1,295,707
Qualified XXXIV (0.60)	828.825	13.71	11,363
	971,748.345		$ 15,544,927

  ING life insurance and annuity company

  variable annuity account c

  Notes to Financial Statements (Unaudited)

Division/Contract	Units	Unit Value	Extended Value
ING Julius Baer Foreign
Contracts in accumulation period:
Qualified VI	38,576.991	$ 10.07	$ 388,470
Qualified X (1.25)	0.490	10.46	5
Qualified XII (0.70)	66.422	10.09	670
Qualified XII (0.80)	543.655	10.09	5,485
Qualified XII (0.85)	2,260.165	10.09	22,805
Qualified XII (0.95)	4,393.659	10.08	44,288
Qualified XII (1.00)	878.480	10.08	8,855
Qualified XII (1.05)	506.199	10.08	5,102
Qualified XII (1.10)	1,016.644	10.08	10,248
Qualified XII (1.15)	200.615	10.08	2,022
Qualified XII (1.25)	113.796	10.07	1,146
Qualified XII (1.40)	5.604	10.07	56
Qualified XII (1.50)	386.662	10.06	3,890
Qualified XVI	705.279	10.06	7,095
Qualified XXIV	102.292	10.57	1,081
	49,756.953		$ 501,218

ING MFS Total Return
Contracts in accumulation period:
Qualified V	230.399	$ 11.60	$ 2,673
Qualified VI	925,113.705	12.12	11,212,378
Qualified X (1.25)	3,347.630	10.31	34,514
Qualified XII (0.55)	2,539.641	12.46	31,644
Qualified XII (0.60)	5,161.753	12.45	64,264
Qualified XII (0.65)	4,406.826	12.44	54,821
Qualified XII (0.70)	22,735.353	12.43	282,600
Qualified XII (0.75)	5,036.666	12.43	62,606
Qualified XII (0.80)	92,293.941	12.40	1,144,445
Qualified XII (0.85)	24,353.518	12.37	301,253
Qualified XII (0.90)	462.289	12.38	5,723
Qualified XII (0.95)	48,510.237	12.36	599,587
Qualified XII (1.00)	344,155.998	12.35	4,250,327
Qualified XII (1.05)	19,972.220	12.34	246,457
Qualified XII (1.10)	49,516.661	12.33	610,540
Qualified XII (1.15)	13,535.988	12.33	166,899
Qualified XII (1.20)	539.209	12.32	6,643
Qualified XII (1.25)	20,133.557	12.31	247,844
Qualified XII (1.30)	489.447	12.30	6,020
Qualified XII (1.35)	131.192	12.30	1,614
Qualified XII (1.40)	12,451.200	12.29	153,025

  ING life insurance and annuity company

  variable annuity account c

  Notes to Financial Statements (Unaudited)

Division/Contract	Units	Unit Value	Extended Value
ING MFS Total Return (continued)
Qualified XII (1.45)	206.793	$ 12.28	$ 2,539
Qualified XII (1.50)	788.965	12.27	9,681
Qualified XV	539.322	11.67	6,294
Qualified XVI	6,953.271	12.07	83,926
Qualified XVII	9,259.400	11.63	107,687
Qualified XXI	396.308	11.70	4,637
Qualified XXIV	22,882.256	11.69	267,494
Qualified XXV	7,005.192	11.71	82,031
Qualified XXXIV (0.60)	1,286.782	12.43	15,995
	1,644,435.719		$ 20,066,161

ING T. Rowe Price Equity Income
Contracts in accumulation period:
ING MAP PLUS NP11	1,646.321	$ 10.29	$ 16,941
ING MAP PLUS NP29	8,305.565	10.23	84,966
ING MAP PLUS NP9	1,013.243	10.30	10,436
Qualified V	4,025.932	12.66	50,968
Qualified VI	368,220.363	13.50	4,970,975
Qualified VIII	341.106	12.69	4,329
Qualified X (1.25)	383.316	10.41	3,990
Qualified XII (0.55)	6,133.063	13.63	83,594
Qualified XII (0.60)	3,481.449	13.63	47,452
Qualified XII (0.65)	4,862.986	13.62	66,234
Qualified XII (0.70)	13,887.245	13.61	189,005
Qualified XII (0.75)	4,668.094	13.60	63,486
Qualified XII (0.80)	23,637.486	13.57	320,761
Qualified XII (0.85)	35,002.099	13.54	473,928
Qualified XII (0.90)	487.767	13.55	6,609
Qualified XII (0.95)	24,547.622	13.53	332,129
Qualified XII (1.00)	1,066,566.847	13.52	14,419,984
Qualified XII (1.05)	11,361.922	13.51	153,500
Qualified XII (1.10)	4,426.325	13.50	59,755
Qualified XII (1.15)	3,301.620	13.49	44,539
Qualified XII (1.20)	28.372	13.48	382
Qualified XII (1.25)	3,315.389	13.48	44,691
Qualified XII (1.35)	32.884	13.46	443
Qualified XII (1.40)	1,295.844	13.45	17,429
Qualified XII (1.45)	14.950	13.44	201
Qualified XII (1.50)	25.750	13.43	346
Qualified XV	958.331	12.74	12,209
Qualified XVI	7,348.798	13.45	98,841
Qualified XVII	1,292.491	12.69	16,402
Qualified XXI	1,059.058	12.77	13,524

  ING life insurance and annuity company

  variable annuity account c

  Notes to Financial Statements (Unaudited)

Division/Contract	Units	Unit Value	Extended Value
ING T. Rowe Price Equity Income (continued)
Qualified XXIV	1,884.911	$ 12.76	$ 24,051
Qualified XXV	5,803.629	12.78	74,170
Qualified XXVI	1,864.614	12.75	23,774
	1,611,225.392		$ 21,730,044

ING Alger Aggressive Growth - Initial Class
Contracts in accumulation period:
Qualified XXXI	836.018	$ 13.84	$ 11,570
	836.018		$ 11,570

ING Alger Aggressive Growth - Service Class
Currently payable annuity contracts:			$ 7,906
Contracts in accumulation period:
ING MAP PLUS NP10	2,047.052	$ 9.23	18,894
ING MAP PLUS NP26	13.466	9.18	124
Qualified V	89.415	6.84	612
Qualified VI	813,208.391	6.87	5,586,742
Qualified VIII	643.314	6.87	4,420
Qualified X (1.15)	10,840.230	10.03	108,728
Qualified X (1.25)	61,659.512	9.82	605,496
Qualified XII (0.45)	5,110.042	7.03	35,924
Qualified XII (0.55)	2,576.885	7.01	18,064
Qualified XII (0.60)	13,149.420	7.00	92,046
Qualified XII (0.65)	21,075.073	6.99	147,315
Qualified XII (0.70)	8,545.807	6.98	59,650
Qualified XII (0.75)	68,159.643	6.97	475,073
Qualified XII (0.80)	55,340.538	6.96	385,170
Qualified XII (0.85)	29,610.177	6.95	205,791
Qualified XII (0.90)	3,493.636	6.94	24,246
Qualified XII (0.95)	33,575.786	6.93	232,680
Qualified XII (1.00)	192,948.628	6.92	1,335,205
Qualified XII (1.05)	18,622.829	6.91	128,684
Qualified XII (1.10)	6,591.712	6.90	45,483
Qualified XII (1.15)	1,295.860	6.89	8,928
Qualified XII (1.20)	2,433.595	6.88	16,743
Qualified XII (1.25)	7,342.369	6.87	50,442
Qualified XII (1.30)	346.048	6.86	2,374
Qualified XII (1.35)	635.604	6.85	4,354
Qualified XII (1.40)	4,406.851	6.84	30,143
Qualified XII (1.45)	800.430	6.83	5,467
Qualified XII (1.50)	411.884	6.82	2,809
Qualified XV	1,652.344	6.93	11,451

  ING life insurance and annuity company

  variable annuity account c

  Notes to Financial Statements (Unaudited)

Division/Contract	Units	Unit Value	Extended Value
ING Alger Aggressive Growth - Service Class
(continued)
Qualified XVI	12,634.612	$ 6.82	$ 86,168
Qualified XVII	2,381.968	6.87	16,364
Qualified XVIII	715.123	10.07	7,201
Qualified XXI	2,881.941	6.96	20,058
Qualified XXIV	24,563.396	6.94	170,470
Qualified XXV	18,688.721	6.97	130,260
Qualified XXVI	5,984.704	6.94	41,534
Qualified XXXII	314.834	9.87	3,107
	1,434,791.840		$ 10,126,126

ING Alger Growth
Contracts in accumulation period:
Qualified VI	127,950.054	$ 8.12	$ 1,038,954
Qualified X (1.15)	2,225.971	9.07	20,190
Qualified X (1.25)	16,711.240	8.56	143,048
Qualified XII (0.55)	3,249.021	8.29	26,934
Qualified XII (0.60)	3,963.463	8.28	32,817
Qualified XII (0.65)	2,377.512	8.26	19,638
Qualified XII (0.70)	8,750.125	8.25	72,189
Qualified XII (0.75)	1,780.230	8.24	14,669
Qualified XII (0.80)	6,970.803	8.23	57,370
Qualified XII (0.85)	6,676.508	8.22	54,881
Qualified XII (0.90)	40.476	8.20	332
Qualified XII (0.95)	8,912.259	8.19	72,991
Qualified XII (1.00)	52,186.173	8.18	426,883
Qualified XII (1.05)	6,829.339	8.17	55,796
Qualified XII (1.10)	1,636.688	8.16	13,355
Qualified XII (1.15)	1,287.671	8.14	10,482
Qualified XII (1.20)	412.944	8.13	3,357
Qualified XII (1.25)	4,740.937	8.12	38,496
Qualified XII (1.35)	167.008	8.10	1,353
Qualified XII (1.40)	489.495	8.09	3,960
Qualified XII (1.45)	2.369	8.07	19
Qualified XII (1.50)	137.264	8.06	1,106
Qualified XV	717.389	8.19	5,875
Qualified XVI	3,669.191	8.06	29,574
Qualified XVII	700.654	8.12	5,689
Qualified XXI	1,366.756	8.23	11,248
Qualified XXIV	2,402.024	8.21	19,721
Qualified XXV	1,172.774	8.24	9,664
Qualified XXVI	811.177	8.20	6,652

  ING life insurance and annuity company

  variable annuity account c

  Notes to Financial Statements (Unaudited)

Division/Contract	Units	Unit Value	Extended Value
ING Alger Growth (continued)
Qualified XXXII	656.585	$ 9.78	$ 6,421
Qualified XXXIII (0.40)	614.472	8.36	5,137
	269,608.572		$ 2,208,801

ING American Century Small Cap Value
Currently payable annuity contracts:			$ 37,856
Contracts in accumulation period:
ING MAP PLUS NP29	3,440.936	$ 10.39	35,751
ING MAP PLUS NP9	3,099.090	10.46	32,416
Qualified V	5,038.456	11.53	58,093
Qualified VI	519,609.072	11.57	6,011,877
Qualified X (1.15)	21,037.984	11.60	244,041
Qualified X (1.25)	63,045.647	11.57	729,438
Qualified XII (0.05)	8,841.010	11.79	104,236
Qualified XII (0.30)	13,228.243	11.84	156,622
Qualified XII (0.45)	831.149	11.80	9,808
Qualified XII (0.55)	2,194.051	11.77	25,824
Qualified XII (0.60)	3,486.664	11.75	40,968
Qualified XII (0.65)	2,609.002	11.74	30,630
Qualified XII (0.70)	26,551.718	11.73	311,452
Qualified XII (0.75)	2,759.125	11.72	32,337
Qualified XII (0.80)	20,097.222	11.70	235,137
Qualified XII (0.85)	36,067.380	11.68	421,267
Qualified XII (0.90)	2,459.742	11.67	28,705
Qualified XII (0.95)	20,556.095	11.65	239,479
Qualified XII (1.00)	853,089.946	11.64	9,929,967
Qualified XII (1.05)	7,201.730	11.63	83,756
Qualified XII (1.10)	4,952.822	11.61	57,502
Qualified XII (1.15)	3,001.848	11.60	34,821
Qualified XII (1.20)	480.810	11.58	5,568
Qualified XII (1.25)	5,306.287	11.57	61,394
Qualified XII (1.35)	299.185	11.54	3,453
Qualified XII (1.40)	5,108.280	11.53	58,898
Qualified XII (1.45)	202.826	11.51	2,335
Qualified XII (1.50)	229.171	11.50	2,635
Qualified XV	167.831	11.65	1,955
Qualified XVI	12,709.527	11.50	146,160
Qualified XVII	4,014.960	11.57	46,453
Qualified XVIII	1,526.534	11.64	17,769
Qualified XXI	3,826.411	11.70	44,769
Qualified XXIV	9,447.457	11.68	110,346

  ING life insurance and annuity company

  variable annuity account c

  Notes to Financial Statements (Unaudited)

Division/Contract	Units	Unit Value	Extended Value
ING American Century Small Cap Value (continued)
Qualified XXV	3,492.157	$ 11.71	$ 40,893
Qualified XXVI	896.015	11.67	10,456
Qualified XXXII	360.913	10.97	3,959
Qualified XXXIV (0.60)	2,389.889	11.72	28,009
	1,673,657.185		$ 19,477,035

ING Baron Small Cap Growth
Currently payable annuity contracts:			$ 17,557
Contracts in accumulation period:
ING MAP PLUS NP29	1,377.379	$ 10.43	14,366
NYSUT 457	304,609.327	14.21	4,328,499
Qualified V	4,629.804	12.41	57,456
Qualified VI	1,064,256.324	12.46	13,260,634
Qualified X (1.15)	14,975.910	12.49	187,049
Qualified X (1.25)	82,141.075	12.46	1,023,478
Qualified XII (0.05)	11,593.828	12.70	147,242
Qualified XII (0.30)	9,140.710	12.75	116,544
Qualified XII (0.45)	8.229	12.70	105
Qualified XII (0.55)	3,397.272	12.67	43,043
Qualified XII (0.60)	8,914.613	12.65	112,770
Qualified XII (0.65)	16,594.418	12.64	209,753
Qualified XII (0.70)	18,500.352	12.62	233,474
Qualified XII (0.75)	11,815.554	12.62	149,112
Qualified XII (0.80)	292,325.231	12.59	3,680,375
Qualified XII (0.85)	49,430.728	12.58	621,839
Qualified XII (0.90)	1,752.901	12.56	22,016
Qualified XII (0.95)	40,697.048	12.55	510,748
Qualified XII (1.00)	966,837.346	12.53	12,114,472
Qualified XII (1.05)	14,459.549	12.52	181,034
Qualified XII (1.10)	8,322.471	12.50	104,031
Qualified XII (1.15)	6,739.623	12.49	84,178
Qualified XII (1.20)	1,659.570	12.47	20,695
Qualified XII (1.25)	11,242.126	12.46	140,077
Qualified XII (1.30)	91.857	12.44	1,143
Qualified XII (1.35)	6,093.420	12.43	75,741
Qualified XII (1.40)	3,321.015	12.41	41,214
Qualified XII (1.45)	510.911	12.39	6,330
Qualified XII (1.50)	1,017.498	12.38	12,597
Qualified XV	2,317.370	12.55	29,083
Qualified XVI	23,106.121	12.38	286,054
Qualified XVII	1,557.344	12.46	19,405
Qualified XVIII	633.730	12.53	7,941

  ING life insurance and annuity company

  variable annuity account c

  Notes to Financial Statements (Unaudited)

Division/Contract	Units	Unit Value	Extended Value
ING Baron Small Cap Growth (continued)
Qualified XXI	11,938.784	$ 12.59	$ 150,309
Qualified XXIV	23,503.388	12.57	295,438
Qualified XXV	8,819.239	12.61	111,211
Qualified XXVI	3,210.014	12.56	40,318
Qualified XXXII	716.717	11.13	7,977
Qualified XXXIII (0.40)	3,194.248	12.75	40,727
Qualified XXXIV (0.60)	3,294.110	12.62	41,572
	3,038,747.154		$ 38,547,607

ING Aeltus Enhanced Index
Contracts in accumulation period:
Qualified VI	91,166.511	$ 7.80	$ 711,099
Qualified X (1.15)	2,585.648	10.13	26,193
Qualified X (1.25)	4,974.857	9.60	47,759
Qualified XII (0.60)	1,700.900	7.94	13,505
Qualified XII (0.65)	482.492	7.93	3,826
Qualified XII (0.70)	230.540	7.92	1,826
Qualified XII (0.75)	19.041	7.91	151
Qualified XII (0.80)	13,568.766	7.90	107,193
Qualified XII (0.85)	840.217	7.89	6,629
Qualified XII (0.90)	411.405	7.87	3,238
Qualified XII (0.95)	8,369.826	7.86	65,787
Qualified XII (1.00)	29,438.597	7.85	231,093
Qualified XII (1.05)	3,719.184	7.84	29,158
Qualified XII (1.10)	5,113.285	7.83	40,037
Qualified XII (1.15)	56.903	7.82	445
Qualified XII (1.20)	975.523	7.81	7,619
Qualified XII (1.25)	1,237.344	7.80	9,651
Qualified XII (1.30)	229.758	7.78	1,788
Qualified XII (1.35)	2,292.489	7.77	17,813
Qualified XII (1.40)	747.411	7.76	5,800
Qualified XII (1.50)	86.462	7.74	669
Qualified XVI	251.879	7.74	1,950
Qualified XVII	775.879	7.80	6,052
Qualified XXIV	653.731	7.88	5,151
Qualified XXV	249.380	7.91	1,973
	170,178.028		$ 1,346,405

  ING life insurance and annuity company

  variable annuity account c

  Notes to Financial Statements (Unaudited)

Division/Contract	Units	Unit Value	Extended Value
ING Goldman Sachs® Capital Growth
Contracts in accumulation period:
Qualified VI	40,384.581	$ 9.90	$ 399,807
Qualified X (1.15)	3,503.908	9.66	33,848
Qualified X (1.25)	16,684.095	9.10	151,825
Qualified XII (0.60)	1,575.943	10.09	15,901
Qualified XII (0.65)	1,290.870	10.07	12,999
Qualified XII (0.70)	8,549.771	10.06	86,011
Qualified XII (0.75)	410.431	10.06	4,129
Qualified XII (0.80)	8,974.231	10.03	90,012
Qualified XII (0.85)	3,913.522	10.02	39,213
Qualified XII (0.90)	2,766.751	10.00	27,668
Qualified XII (0.95)	1,932.278	9.99	19,303
Qualified XII (1.00)	10,805.425	9.97	107,730
Qualified XII (1.05)	462.168	9.96	4,603
Qualified XII (1.10)	3,431.579	9.94	34,110
Qualified XII (1.15)	1,458.907	9.93	14,487
Qualified XII (1.20)	400.007	9.91	3,964
Qualified XII (1.25)	1,161.609	9.90	11,500
Qualified XII (1.35)	859.812	9.87	8,486
Qualified XII (1.40)	742.626	9.86	7,322
Qualified XII (1.45)	704.292	9.84	6,930
Qualified XII (1.50)	685.164	9.83	6,735
Qualified XV	676.973	9.99	6,763
Qualified XVI	978.441	9.83	9,618
Qualified XXI	1,836.570	10.03	18,421
Qualified XXIV	2,594.474	10.01	25,971
Qualified XXV	3,116.835	10.04	31,293
Qualified XXXIV (0.60)	161.860	10.06	1,628
	120,063.123		$ 1,180,277

ING JPMorgan International
Currently payable annuity contracts:			$ 36,814
Contracts in accumulation period:
Qualified V	191.295	$ 18.72	3,581
Qualified VI	1,990,715.018	19.16	38,142,100
Qualified VIII	16,497.272	16.13	266,101
Qualified X (1.15)	35,315.299	19.37	684,057
Qualified X (1.25)	247,252.432	19.16	4,737,357
Qualified XII (0.05)	32,335.505	19.97	645,740
Qualified XII (0.15)	25,230.784	9.96	251,299
Qualified XII (0.25)	261,660.587	9.96	2,606,139
Qualified XII (0.30)	168,443.482	9.93	1,672,644

  ING life insurance and annuity company

  variable annuity account c

  Notes to Financial Statements (Unaudited)

Division/Contract	Units	Unit Value	Extended Value
ING JPMorgan International (continued)
Qualified XII (0.45)	53,460.408	$ 9.84	$ 526,050
Qualified XII (0.55)	45,969.651	9.78	449,583
Qualified XII (0.60)	212,443.557	9.74	2,069,200
Qualified XII (0.65)	13,884.193	9.71	134,816
Qualified XII (0.70)	284,857.154	9.68	2,757,417
Qualified XII (0.75)	272,037.858	9.82	2,671,412
Qualified XII (0.80)	373,471.877	10.86	4,055,905
Qualified XII (0.85)	401,611.207	13.37	5,369,542
Qualified XII (0.90)	14,699.160	10.79	158,604
Qualified XII (0.95)	169,666.046	13.26	2,249,772
Qualified XII (1.00)	1,079,679.470	13.20	14,251,769
Qualified XII (1.05)	96,125.288	13.15	1,264,048
Qualified XII (1.10)	57,576.986	13.09	753,683
Qualified XII (1.15)	38,794.515	13.04	505,880
Qualified XII (1.20)	8,022.200	12.98	104,128
Qualified XII (1.25)	10,130.068	12.93	130,982
Qualified XII (1.30)	99.947	12.88	1,287
Qualified XII (1.35)	1,940.717	12.82	24,880
Qualified XII (1.40)	8,463.348	12.77	108,077
Qualified XII (1.45)	1,137.822	12.71	14,462
Qualified XII (1.50)	3,734.569	12.66	47,280
Qualified XV	25,390.601	19.61	497,910
Qualified XVI	44,491.216	18.80	836,435
Qualified XVII	744.764	19.16	14,270
Qualified XVIII	4,127.594	19.16	79,085
Qualified XXI	24,730.241	19.77	488,917
Qualified XXIV	42,405.860	13.28	563,150
Qualified XXV	11,825.081	19.54	231,062
Qualified XXVI	1,485.635	19.42	28,851
Qualified XXVII	1,610,014.041	20.17	32,473,983
Qualified XXVIII	130,653.496	20.11	2,627,442
Qualified XXXII	32,741.750	10.89	356,558
Qualified XXXIII (0.65)	13.430	9.93	133
Qualified XXXIV (0.60)	3,897.788	9.82	38,276
	7,857,969.212		$ 124,930,681

ING JPMorgan Mid Cap Value
Currently payable annuity contracts:			$ 26,193
Contracts in accumulation period:
Qualified VI	412,958.575	$ 12.79	5,281,740
Qualified X (1.15)	2,756.106	12.82	35,333
Qualified X (1.25)	71,490.531	12.79	914,364

  ING life insurance and annuity company

  variable annuity account c

  Notes to Financial Statements (Unaudited)

Division/Contract	Units	Unit Value	Extended Value
ING JPMorgan Mid Cap Value (continued)
Qualified XII (0.05)	10,588.758	$ 13.03	$ 137,972
Qualified XII (0.45)	386.000	13.04	5,033
Qualified XII (0.55)	3,156.336	13.01	41,064
Qualified XII (0.60)	8,700.472	12.99	113,019
Qualified XII (0.65)	2,270.525	12.97	29,449
Qualified XII (0.70)	35,243.610	12.96	456,757
Qualified XII (0.75)	3,932.289	12.96	50,962
Qualified XII (0.80)	5,411.836	12.93	69,975
Qualified XII (0.85)	25,282.037	12.91	326,391
Qualified XII (0.90)	1,345.580	12.89	17,345
Qualified XII (0.95)	28,952.629	12.88	372,910
Qualified XII (1.00)	163,773.664	12.86	2,106,129
Qualified XII (1.05)	11,228.779	12.85	144,290
Qualified XII (1.10)	3,138.476	12.83	40,267
Qualified XII (1.15)	2,259.988	12.82	28,973
Qualified XII (1.20)	240.122	12.80	3,074
Qualified XII (1.25)	3,206.635	12.79	41,013
Qualified XII (1.35)	4,701.475	12.75	59,944
Qualified XII (1.40)	1,854.697	12.74	23,629
Qualified XII (1.45)	56.574	12.72	720
Qualified XII (1.50)	1,094.126	12.71	13,906
Qualified XV	537.981	12.88	6,929
Qualified XVI	8,163.650	12.71	103,760
Qualified XVII	2,453.997	12.79	31,387
Qualified XVIII	291.499	12.86	3,749
Qualified XXI	2,300.611	12.93	29,747
Qualified XXIV	11,049.842	12.91	142,653
Qualified XXV	11,307.521	12.94	146,319
Qualified XXVI	1,995.002	12.89	25,716
Qualified XXXII	744.262	11.12	8,276
Qualified XXXIV (0.60)	751.621	12.96	9,741
	843,625.806		$ 10,848,729

ING MFS Capital Opportunities
Currently payable annuity contracts:			$ 242,374
Contracts in accumulation period:
Qualified V	1,045.531	$ 21.15	22,113
Qualified VI	1,816,280.894	21.43	38,922,900
Qualified VIII	7,826.766	18.41	144,091
Qualified X (1.15)	9,842.900	9.37	92,228
Qualified X (1.25)	223,312.060	9.31	2,079,035
Qualified XII (0.05)	12,794.681	22.34	285,833

  ING life insurance and annuity company

  variable annuity account c

  Notes to Financial Statements (Unaudited)

Division/Contract	Units	Unit Value	Extended Value
ING MFS Capital Opportunities (continued)
Qualified XII (0.15)	13,927.376	$ 8.78	$ 122,282
Qualified XII (0.25)	120,077.271	10.04	1,205,576
Qualified XII (0.30)	102,245.015	10.01	1,023,473
Qualified XII (0.40)	117,229.593	14.61	1,712,724
Qualified XII (0.45)	25,272.385	9.92	250,702
Qualified XII (0.55)	54,286.211	9.85	534,719
Qualified XII (0.60)	102,871.994	9.82	1,010,203
Qualified XII (0.65)	24,790.484	9.79	242,699
Qualified XII (0.70)	260,568.826	9.76	2,543,152
Qualified XII (0.75)	245,680.532	9.73	2,390,472
Qualified XII (0.80)	376,199.259	10.98	4,130,668
Qualified XII (0.85)	365,653.463	14.26	5,214,218
Qualified XII (0.90)	17,727.632	10.55	187,027
Qualified XII (0.95)	184,440.924	14.14	2,607,995
Qualified XII (1.00)	1,268,700.049	14.08	17,863,297
Qualified XII (1.05)	82,551.347	14.03	1,158,195
Qualified XII (1.10)	66,232.781	13.97	925,272
Qualified XII (1.15)	38,935.081	13.91	541,587
Qualified XII (1.20)	7,517.860	13.85	104,122
Qualified XII (1.25)	20,469.538	13.79	282,275
Qualified XII (1.30)	1,832.451	13.73	25,160
Qualified XII (1.35)	1,726.858	13.68	23,623
Qualified XII (1.40)	24,070.043	13.62	327,834
Qualified XII (1.45)	10.377	13.56	141
Qualified XII (1.50)	3,273.045	13.51	44,219
Qualified XV	19,665.726	21.94	431,466
Qualified XVI	33,856.532	21.03	712,003
Qualified XVII	2,202.154	21.43	47,192
Qualified XVIII	5,044.408	9.31	46,963
Qualified XXI	19,821.049	22.11	438,243
Qualified XXIV	53,189.198	14.16	753,159
Qualified XXV	24,379.632	21.86	532,939
Qualified XXVI	4,982.170	21.73	108,263
Qualified XXVII	1,646,716.640	26.30	43,308,648
Qualified XXVIII	159,499.583	26.22	4,182,079
Qualified XXXII	5,205.879	10.35	53,881
Qualified XXXIV (0.60)	19,635.441	9.73	191,053
	7,591,591.639		$ 137,066,098

  ING life insurance and annuity company

  variable annuity account c

  Notes to Financial Statements (Unaudited)

Division/Contract	Units	Unit Value	Extended Value
ING MFS Global Growth
Contracts in accumulation period:
Qualified VI	68,575.178	$ 10.81	$ 741,298
Qualified X (1.15)	2,555.534	10.84	27,702
Qualified X (1.25)	29,578.628	10.81	319,745
Qualified XII (0.60)	1,369.139	10.98	15,033
Qualified XII (0.65)	741.212	10.97	8,131
Qualified XII (0.70)	1,812.056	10.95	19,842
Qualified XII (0.75)	680.296	10.95	7,449
Qualified XII (0.80)	610.339	10.93	6,671
Qualified XII (0.85)	7,020.778	10.91	76,597
Qualified XII (0.90)	13.319	10.90	145
Qualified XII (0.95)	5,656.081	10.89	61,595
Qualified XII (1.00)	19,550.508	10.88	212,710
Qualified XII (1.05)	3,076.767	10.86	33,414
Qualified XII (1.10)	1,530.718	10.85	16,608
Qualified XII (1.15)	242.962	10.84	2,634
Qualified XII (1.20)	116.059	10.82	1,256
Qualified XII (1.25)	3,366.764	10.81	36,395
Qualified XII (1.35)	72.288	10.78	779
Qualified XII (1.40)	476.549	10.77	5,132
Qualified XII (1.45)	171.207	10.76	1,842
Qualified XII (1.50)	358.801	10.74	3,854
Qualified XV	294.999	10.89	3,213
Qualified XVI	376.320	10.74	4,042
Qualified XXI	1,394.651	10.93	15,244
Qualified XXIV	5,436.670	10.91	59,314
Qualified XXV	1,297.405	10.94	14,194
Qualified XXVI	10.208	10.90	111
Qualified XXXIV (0.60)	4.594	10.95	50
	156,390.030		$ 1,695,000

ING OpCap Balanced Value
Currently payable annuity contracts:			$ 192,453
Contracts in accumulation period:
Qualified VI	689,517.320	$ 12.83	8,846,507
Qualified VIII	892.164	12.82	11,438
Qualified X (1.15)	9,277.457	11.14	103,351
Qualified X (1.25)	123,228.855	10.65	1,312,387
Qualified XII (0.55)	835.690	13.09	10,939
Qualified XII (0.60)	5,596.159	13.07	73,142
Qualified XII (0.65)	3,731.893	13.05	48,701
Qualified XII (0.70)	20,412.280	13.03	265,972

  ING life insurance and annuity company

  variable annuity account c

  Notes to Financial Statements (Unaudited)

Division/Contract	Units	Unit Value	Extended Value
ING OpCap Balanced Value (continued)
Qualified XII (0.75)	6,900.142	$ 13.03	$ 89,909
Qualified XII (0.80)	52,778.518	12.99	685,593
Qualified XII (0.85)	38,021.636	12.98	493,521
Qualified XII (0.90)	702.714	12.96	9,107
Qualified XII (0.95)	43,989.089	12.94	569,219
Qualified XII (1.00)	307,632.794	12.92	3,974,616
Qualified XII (1.05)	6,490.814	12.90	83,732
Qualified XII (1.10)	15,168.629	12.88	195,372
Qualified XII (1.15)	4,860.706	12.86	62,509
Qualified XII (1.20)	800.205	12.85	10,283
Qualified XII (1.25)	9,795.125	12.83	125,671
Qualified XII (1.30)	779.942	12.81	9,991
Qualified XII (1.35)	60.262	12.79	771
Qualified XII (1.40)	1,760.981	12.77	22,488
Qualified XII (1.45)	45.777	12.75	584
Qualified XII (1.50)	428.153	12.73	5,450
Qualified XV	634.375	12.94	8,209
Qualified XVI	12,988.435	12.73	165,343
Qualified XVII	5,302.569	12.83	68,032
Qualified XVIII	5,832.050	11.18	65,202
Qualified XXI	1,545.377	12.99	20,074
Qualified XXIV	4,880.388	12.97	63,299
Qualified XXV	57,422.100	13.01	747,062
Qualified XXVI	2,439.534	12.96	31,616
Qualified XXXII	2,630.840	10.67	28,071
Qualified XXXIV (0.60)	1,102.958	13.03	14,372
	1,438,485.931		$ 18,414,986

ING PIMCO Total Return
Currently payable annuity contracts:			$ 52,570
Contracts in accumulation period:
ING MAP PLUS NP10	10,216.064	$ 10.19	104,102
ING MAP PLUS NP11	6,451.702	10.19	65,743
ING MAP PLUS NP15	11,000.023	10.18	111,980
ING MAP PLUS NP16	1,114.458	10.17	11,334
ING MAP PLUS NP22	34.014	10.15	345
ING MAP PLUS NP26	51.005	10.14	517
ING MAP PLUS NP29	6,755.386	10.13	68,432
ING MAP PLUS NP9	13,209.708	10.20	134,739
NYSUT 457	403,357.619	10.37	4,182,819
Qualified VI	1,499,767.286	11.25	16,872,382
Qualified VIII	519.928	11.24	5,844

  ING life insurance and annuity company

  variable annuity account c

  Notes to Financial Statements (Unaudited)

Division/Contract	Units	Unit Value	Extended Value
ING PIMCO Total Return (continued)
Qualified X (1.15)	1,310.130	$ 11.27	$ 14,765
Qualified X (1.25)	149,209.849	11.25	1,678,611
Qualified XII (0.45)	17,927.351	11.47	205,627
Qualified XII (0.55)	12,459.660	11.44	142,539
Qualified XII (0.60)	28,940.394	11.43	330,789
Qualified XII (0.65)	43,685.328	11.41	498,450
Qualified XII (0.70)	66,750.156	11.40	760,952
Qualified XII (0.75)	58,176.977	11.40	663,218
Qualified XII (0.80)	88,839.679	11.37	1,010,107
Qualified XII (0.85)	77,497.096	11.36	880,367
Qualified XII (0.90)	26,908.054	11.34	305,137
Qualified XII (0.95)	208,393.542	11.33	2,361,099
Qualified XII (1.00)	372,828.757	11.32	4,220,422
Qualified XII (1.05)	72,119.870	11.30	814,955
Qualified XII (1.10)	67,557.373	11.29	762,723
Qualified XII (1.15)	20,986.574	11.27	236,519
Qualified XII (1.20)	2,256.422	11.26	25,407
Qualified XII (1.25)	29,993.840	11.25	337,431
Qualified XII (1.30)	5,948.753	11.23	66,804
Qualified XII (1.35)	7,288.218	11.22	81,774
Qualified XII (1.40)	19,138.620	11.21	214,544
Qualified XII (1.45)	1,202.426	11.19	13,455
Qualified XII (1.50)	9,802.204	11.18	109,589
Qualified XV	1,750.790	11.33	19,836
Qualified XVI	29,348.929	11.18	328,121
Qualified XVII	5,061.872	11.25	56,946
Qualified XVIII	612.934	11.32	6,938
Qualified XXI	7,824.703	11.37	88,967
Qualified XXIV	30,006.051	11.35	340,569
Qualified XXV	13,020.200	11.38	148,170
Qualified XXVI	8,195.714	11.34	92,939
Qualified XXVIII	42,810.465	11.32	484,614
Qualified XXXII	1,186.356	10.23	12,136
Qualified XXXIII (0.40)	4,545.239	11.52	52,361
Qualified XXXIV (0.60)	6,960.332	11.40	79,348
	3,493,022.051		$ 39,057,036

  ING life insurance and annuity company

  variable annuity account c

  Notes to Financial Statements (Unaudited)

Division/Contract	Units	Unit Value	Extended Value
ING Salomon Brothers Aggressive Growth
Currently payable annuity contracts:			$ 131,874
Contracts in accumulation period:
Qualified V	1,615.481	$ 12.76	20,614
Qualified VI	6,713,360.127	12.93	86,803,746
Qualified VIII	11,953.232	13.54	161,847
Qualified X (1.15)	78,427.868	13.07	1,025,052
Qualified X (1.25)	816,933.443	12.93	10,562,949
Qualified XII (0.05)	120,435.451	13.48	1,623,470
Qualified XII (0.15)	104,997.605	9.08	953,378
Qualified XII (0.25)	548,510.659	7.89	4,327,749
Qualified XII (0.30)	308,790.869	7.87	2,430,184
Qualified XII (0.40)	325,492.771	9.08	2,955,474
Qualified XII (0.45)	91,511.671	7.79	712,876
Qualified XII (0.55)	77,394.545	7.74	599,034
Qualified XII (0.60)	483,508.346	7.72	3,732,684
Qualified XII (0.65)	47,031.720	7.69	361,674
Qualified XII (0.70)	705,740.528	7.67	5,413,030
Qualified XII (0.75)	663,503.322	8.95	5,938,355
Qualified XII (0.80)	1,555,041.068	8.22	12,782,438
Qualified XII (0.85)	860,764.063	8.86	7,626,370
Qualified XII (0.90)	55,936.221	7.91	442,456
Qualified XII (0.95)	499,741.707	8.79	4,392,730
Qualified XII (1.00)	2,947,054.767	8.75	25,786,729
Qualified XII (1.05)	353,306.783	8.71	3,077,302
Qualified XII (1.10)	134,905.777	8.68	1,170,982
Qualified XII (1.15)	108,357.448	8.64	936,208
Qualified XII (1.20)	22,075.063	8.60	189,846
Qualified XII (1.25)	72,997.198	8.57	625,586
Qualified XII (1.30)	6,803.714	8.53	58,036
Qualified XII (1.35)	2,558.892	8.50	21,751
Qualified XII (1.40)	29,108.136	8.46	246,255
Qualified XII (1.45)	686.159	8.43	5,784
Qualified XII (1.50)	12,427.894	8.39	104,270
Qualified XV	19,301.136	13.24	255,547
Qualified XVI	124,629.826	12.69	1,581,552
Qualified XVII	8,495.511	12.93	109,847
Qualified XVIII	14,720.539	12.93	190,337
Qualified XXI	112,436.183	13.34	1,499,899
Qualified XXII	235.453	13.46	3,169
Qualified XXIV	229,664.696	8.80	2,021,049
Qualified XXV	97,892.047	13.19	1,291,196

  ING life insurance and annuity company

  variable annuity account c

  Notes to Financial Statements (Unaudited)

Division/Contract	Units	Unit Value	Extended Value
ING Salomon Brothers Aggressive Growth (continued)
Qualified XXVI	19,136.512	$ 13.11	$ 250,880
Qualified XXVII	2,011,351.718	13.17	26,489,502
Qualified XXVIII	370,573.081	13.12	4,861,919
Qualified XXXII	27,529.730	10.54	290,163
Qualified XXXIV (0.60)	59,671.141	8.95	534,057
	20,856,610.101		$ 224,599,850

ING Salomon Brothers Fundamental Value
Currently payable annuity contracts:			$ 52,092
Contracts in accumulation period:
Qualified VI	372,145.518	$ 16.34	6,080,858
Qualified X (1.15)	13,473.726	10.54	142,013
Qualified X (1.25)	42,962.474	10.27	441,225
Qualified XII (0.55)	2,114.164	16.67	35,243
Qualified XII (0.60)	6,540.961	16.65	108,907
Qualified XII (0.65)	1,606.298	16.62	26,697
Qualified XII (0.70)	6,212.935	16.60	103,135
Qualified XII (0.75)	4,379.768	16.59	72,660
Qualified XII (0.80)	49,348.348	16.55	816,715
Qualified XII (0.85)	9,826.464	16.53	162,431
Qualified XII (0.90)	575.301	16.50	9,492
Qualified XII (0.95)	20,390.413	16.48	336,034
Qualified XII (1.00)	105,401.669	16.45	1,733,857
Qualified XII (1.05)	6,330.399	16.43	104,008
Qualified XII (1.10)	5,036.279	16.41	82,645
Qualified XII (1.15)	5,567.247	16.38	91,192
Qualified XII (1.20)	337.254	16.36	5,517
Qualified XII (1.25)	5,044.104	16.34	82,421
Qualified XII (1.30)	284.718	16.31	4,644
Qualified XII (1.35)	74.943	16.29	1,221
Qualified XII (1.40)	1,067.557	16.26	17,358
Qualified XII (1.45)	10.680	16.24	173
Qualified XII (1.50)	470.201	16.22	7,627
Qualified XV	438.143	16.48	7,221
Qualified XVI	4,054.172	16.22	65,759
Qualified XVII	2,517.588	16.34	41,137
Qualified XVIII	786.204	10.58	8,318
Qualified XXI	1,262.865	16.55	20,900
Qualified XXIV	9,065.168	16.52	149,757
Qualified XXV	10,099.750	16.57	167,353
Qualified XXVI	3,310.177	16.50	54,618
Qualified XXXIV (0.60)	107.419	16.59	1,782
	690,842.907		$ 11,035,010

  ING life insurance and annuity company

  variable annuity account c

  Notes to Financial Statements (Unaudited)

Division/Contract	Units	Unit Value	Extended Value
ING Salomon Brothers Investors Value
Contracts in accumulation period:
Qualified VI	225,727.075	$ 12.77	$ 2,882,535
Qualified X (1.15)	10,589.971	10.20	108,018
Qualified X (1.25)	35,114.434	9.92	348,335
Qualified XII (0.55)	2,305.587	13.03	30,042
Qualified XII (0.60)	5,750.592	13.01	74,815
Qualified XII (0.65)	2,946.589	12.99	38,276
Qualified XII (0.70)	1,282.062	12.97	16,628
Qualified XII (0.75)	4,906.753	12.97	63,641
Qualified XII (0.80)	6,294.853	12.94	81,455
Qualified XII (0.85)	3,839.463	12.92	49,606
Qualified XII (0.90)	1,645.822	12.90	21,231
Qualified XII (0.95)	16,520.877	12.88	212,789
Qualified XII (1.00)	96,699.118	12.86	1,243,551
Qualified XII (1.05)	2,448.591	12.84	31,440
Qualified XII (1.10)	8,390.083	12.82	107,561
Qualified XII (1.15)	553.576	12.81	7,091
Qualified XII (1.20)	715.293	12.79	9,149
Qualified XII (1.25)	4,204.650	12.77	53,693
Qualified XII (1.35)	39.376	12.73	501
Qualified XII (1.40)	1,522.293	12.71	19,348
Qualified XII (1.45)	7.675	12.70	97
Qualified XII (1.50)	141.059	12.68	1,789
Qualified XV	1,852.755	12.88	23,863
Qualified XVI	3,066.691	12.68	38,886
Qualified XVIII	630.161	10.24	6,453
Qualified XXI	441.463	12.94	5,713
Qualified XXIV	7,434.301	12.91	95,977
Qualified XXV	1,741.612	12.96	22,571
Qualified XXVI	6,237.399	12.90	80,462
Qualified XXXII	1,728.427	10.45	18,062
Qualified XXXIV (0.60)	574.725	12.97	7,454
	455,353.326		$ 5,701,032

ING T. Rowe Price Growth Equity - Initial Class
Currently payable annuity contracts:			$ 422,722
Contracts in accumulation period:
Qualified V	5,241.411	$ 18.57	97,333
Qualified VI	5,242,851.005	18.45	96,730,601
Qualified VIII	4,601.921	18.83	86,654
Qualified X (1.15)	44,930.864	20.87	937,707
Qualified X (1.25)	525,764.601	20.67	10,867,554

  ING life insurance and annuity company

  variable annuity account c

  Notes to Financial Statements (Unaudited)

Division/Contract	Units	Unit Value	Extended Value
ING T. Rowe Price Growth Equity - Initial Class (continued)
Qualified XII (0.05)	26,763.757	$ 19.24	$ 514,935
Qualified XII (0.15)	35,877.346	10.24	367,384
Qualified XII (0.25)	349,853.379	11.92	4,170,252
Qualified XII (0.30)	109,581.791	11.89	1,302,927
Qualified XII (0.40)	175,152.481	18.01	3,154,496
Qualified XII (0.45)	89,790.117	11.77	1,056,830
Qualified XII (0.55)	62,004.162	11.70	725,449
Qualified XII (0.60)	323,451.867	11.66	3,771,449
Qualified XII (0.65)	63,560.221	11.62	738,570
Qualified XII (0.70)	386,372.262	11.59	4,478,055
Qualified XII (0.75)	501,599.959	11.55	5,793,480
Qualified XII (0.80)	1,029,446.174	12.68	13,053,377
Qualified XII (0.85)	364,355.340	17.58	6,405,367
Qualified XII (0.90)	34,727.804	12.24	425,068
Qualified XII (0.95)	358,328.534	17.43	6,245,666
Qualified XII (1.00)	1,980,113.731	17.36	34,374,774
Qualified XII (1.05)	160,205.099	17.29	2,769,946
Qualified XII (1.10)	103,595.411	17.22	1,783,913
Qualified XII (1.15)	51,134.018	17.14	876,437
Qualified XII (1.20)	9,513.599	17.07	162,397
Qualified XII (1.25)	41,657.743	17.00	708,182
Qualified XII (1.30)	6,314.301	16.93	106,901
Qualified XII (1.35)	3,687.127	16.86	62,165
Qualified XII (1.40)	21,946.255	16.79	368,478
Qualified XII (1.45)	1,258.042	16.72	21,034
Qualified XII (1.50)	2,888.646	16.65	48,096
Qualified XV	14,045.408	18.89	265,318
Qualified XVI	116,585.557	18.11	2,111,364
Qualified XVII	23,171.244	18.45	427,509
Qualified XVIII	18,202.340	20.67	376,242
Qualified XXI	49,577.840	19.04	943,962
Qualified XXII	51.380	19.21	987
Qualified XXIV	120,811.136	17.46	2,109,362
Qualified XXV	53,015.681	18.83	998,285
Qualified XXVI	28,891.401	18.71	540,558
Qualified XXVII	1,780,839.791	21.50	38,288,056
Qualified XXVIII	805,740.831	21.43	17,267,026
Qualified XXXI	1,661.171	12.88	21,396
Qualified XXXII	21,999.896	10.19	224,179
Qualified XXXIII (0.65)	4,442.745	10.21	45,360
Qualified XXXIV (0.60)	51,447.036	11.55	594,213
	15,207,052.425		$ 266,842,016

  ING life insurance and annuity company

  variable annuity account c

  Notes to Financial Statements (Unaudited)

Division/Contract	Units	Unit Value	Extended Value
ING T. Rowe Price Growth Equity - Service Class
Contracts in accumulation period:
ING MAP PLUS NP23	120.306	$ 9.64	$ 1,160
ING MAP PLUS NP26	7.924	9.63	76
ING MAP PLUS NP27	8.932	9.63	86
ING MAP PLUS NP9	13,333.199	9.69	129,199
Qualified XII (1.00)	36.181	10.99	398
	13,506.542		$ 130,919

ING UBS U.S. Allocation
Contracts in accumulation period:
Qualified VI	23,747.182	$ 30.07	$ 714,078
Qualified VIII	1,629.381	30.07	48,995
Qualified X (1.15)	4,211.562	10.24	43,126
Qualified X (1.25)	25,053.748	9.71	243,272
Qualified XII (0.55)	378.427	30.69	11,614
Qualified XII (0.60)	774.938	30.65	23,752
Qualified XII (0.65)	95.433	30.60	2,920
Qualified XII (0.70)	1,787.202	30.56	54,617
Qualified XII (0.75)	714.257	30.54	21,813
Qualified XII (0.85)	434.260	30.42	13,210
Qualified XII (0.95)	5,590.098	30.34	169,604
Qualified XII (1.00)	3,617.355	30.29	109,570
Qualified XII (1.05)	823.976	30.25	24,925
Qualified XII (1.10)	173.097	30.21	5,229
Qualified XII (1.15)	89.813	30.16	2,709
Qualified XII (1.20)	118.338	30.12	3,564
Qualified XII (1.25)	1,486.629	30.07	44,703
Qualified XII (1.35)	209.079	29.99	6,270
Qualified XII (1.40)	289.431	29.94	8,666
Qualified XII (1.45)	4.239	29.90	127
Qualified XII (1.50)	102.978	29.86	3,075
Qualified XV	228.171	30.34	6,923
Qualified XVI	473.591	29.86	14,141
Qualified XVIII	1,013.176	10.28	10,415
Qualified XXI	98.829	30.47	3,011
Qualified XXIV	272.677	30.41	8,292
Qualified XXV	569.845	30.51	17,386
Qualified XXVI	46.297	30.38	1,407
Qualified XXXIV (0.60)	1.631	30.54	50
	74,035.640		$ 1,617,464

  ING life insurance and annuity company

  variable annuity account c

  Notes to Financial Statements (Unaudited)

Division/Contract	Units	Unit Value	Extended Value
ING UBS U.S. Large Cap Equity
Currently payable annuity contracts:			$ 511,356
Contracts in accumulation period:
Qualified IX	2,814.629	$ 11.99	33,747
Qualified V	1,461.672	13.95	20,390
Qualified VI	4,173,915.142	14.22	59,353,073
Qualified VII	81,628.339	12.03	981,989
Qualified VIII	9,873.432	11.99	118,382
Qualified X (1.15)	7,951.032	14.38	114,336
Qualified X (1.25)	465,366.745	14.22	6,617,515
Qualified XII (0.05)	25,055.778	14.83	371,577
Qualified XII (0.15)	66,975.377	9.56	640,285
Qualified XII (0.25)	328,601.445	9.52	3,128,286
Qualified XII (0.30)	134,610.164	9.49	1,277,450
Qualified XII (0.40)	78,591.613	9.48	745,048
Qualified XII (0.45)	45,512.972	9.40	427,822
Qualified XII (0.55)	39,415.466	9.34	368,140
Qualified XII (0.60)	180,294.805	9.31	1,678,545
Qualified XII (0.65)	71,273.526	9.28	661,418
Qualified XII (0.70)	201,460.300	9.25	1,863,508
Qualified XII (0.75)	235,565.132	9.42	2,219,024
Qualified XII (0.80)	370,349.251	10.17	3,766,452
Qualified XII (0.85)	559,118.696	9.26	5,177,439
Qualified XII (0.90)	19,379.746	9.85	190,890
Qualified XII (0.95)	238,799.116	9.18	2,192,176
Qualified XII (1.00)	984,585.118	9.14	8,999,108
Qualified XII (1.05)	101,711.652	9.10	925,576
Qualified XII (1.10)	46,227.857	9.07	419,287
Qualified XII (1.15)	75,015.525	9.03	677,390
Qualified XII (1.20)	15,112.658	8.99	135,863
Qualified XII (1.25)	17,294.613	8.95	154,787
Qualified XII (1.30)	632.587	8.91	5,636
Qualified XII (1.35)	105.094	8.88	933
Qualified XII (1.40)	8,463.130	8.84	74,814
Qualified XII (1.45)	860.122	8.80	7,569
Qualified XII (1.50)	3,653.290	8.77	32,039
Qualified XIX	3,676.140	9.36	34,409
Qualified XV	21,965.748	14.56	319,821
Qualified XVI	99,857.765	13.96	1,394,014
Qualified XVII	89,069.174	14.22	1,266,564
Qualified XVIII	20,713.661	14.22	294,548
Qualified XX	4,787.843	12.33	59,034

  ING life insurance and annuity company

  variable annuity account c

  Notes to Financial Statements (Unaudited)

Division/Contract	Units	Unit Value	Extended Value
ING UBS U.S. Large Cap Equity (continued)
Qualified XXI	37,379.210	$ 14.68	$ 548,727
Qualified XXIV	167,291.227	9.19	1,537,406
Qualified XXIX	1,221.908	12.33	15,066
Qualified XXV	28,326.780	14.51	411,022
Qualified XXVI	13,021.011	14.42	187,763
Qualified XXVII	831,259.785	13.62	11,321,758
Qualified XXVIII	70,966.786	13.58	963,729
Qualified XXX	48,874.694	12.21	596,760
Qualified XXXII	119,441.140	10.61	1,267,270
Qualified XXXIV (0.60)	49,735.501	9.42	468,508
	10,199,264.397		$ 124,578,249

ING Van Kampen Comstock
Currently payable annuity contracts:			$ 334,537
Contracts in accumulation period:
ING MAP PLUS NP19	1,346.595	$ 10.33	13,910
ING MAP PLUS NP26	22.164	10.31	229
NYSUT 457	645,585.190	13.24	8,547,548
Qualified VI	1,886,775.065	11.27	21,263,955
Qualified X (1.15)	12,672.627	11.30	143,201
Qualified X (1.25)	153,701.813	11.27	1,732,219
Qualified XII (0.55)	612.769	11.47	7,028
Qualified XII (0.60)	9,192.792	11.45	105,257
Qualified XII (0.65)	1,440.233	11.44	16,476
Qualified XII (0.70)	47,551.951	11.42	543,043
Qualified XII (0.75)	56,322.201	11.42	643,200
Qualified XII (0.80)	451,686.843	11.40	5,149,230
Qualified XII (0.85)	60,519.314	11.38	688,710
Qualified XII (0.90)	8,014.920	11.37	91,130
Qualified XII (0.95)	41,727.635	11.35	473,609
Qualified XII (1.00)	1,074,606.679	11.34	12,186,040
Qualified XII (1.05)	38,628.239	11.33	437,658
Qualified XII (1.10)	10,730.231	11.31	121,359
Qualified XII (1.15)	4,938.025	11.30	55,800
Qualified XII (1.20)	272.984	11.29	3,082
Qualified XII (1.25)	19,939.943	11.27	224,723
Qualified XII (1.30)	506.192	11.26	5,700
Qualified XII (1.35)	1,311.498	11.24	14,741
Qualified XII (1.40)	2,769.905	11.23	31,106
Qualified XII (1.45)	139.186	11.22	1,562
Qualified XII (1.50)	1,285.395	11.20	14,396
Qualified XV	4,380.863	11.35	49,723

  ING life insurance and annuity company

  variable annuity account c

  Notes to Financial Statements (Unaudited)

Division/Contract	Units	Unit Value	Extended Value
ING Van Kampen Comstock (continued)
Qualified XVI	17,351.608	$ 11.20	$ 194,338
Qualified XVII	7,832.208	11.27	88,269
Qualified XVIII	6,328.249	11.34	71,762
Qualified XXI	3,373.099	11.40	38,453
Qualified XXIV	110,537.865	11.38	1,257,921
Qualified XXV	9,581.181	11.41	109,321
Qualified XXVI	1,264.205	11.37	14,374
Qualified XXXII	565.886	11.09	6,276
Qualified XXXIII (0.40)	1,886.127	11.54	21,766
Qualified XXXIV (0.60)	2,721.683	11.42	31,082
	4,698,123.363		$ 54,732,734

ING VP Strategic Allocation Balanced
Currently payable annuity contracts:			$ 375,462
Contracts in accumulation period:
ING MAP PLUS NP11	16.092	$ 10.03	161
ING MAP PLUS NP15	845.244	10.02	8,469
ING MAP PLUS NP16	16,501.007	10.01	165,175
ING MAP PLUS NP17	988.864	10.01	9,899
ING MAP PLUS NP22	4,159.788	9.99	41,556
ING MAP PLUS NP29	6,219.692	9.97	62,010
ING MAP PLUS NP7	16,911.683	10.04	169,793
Qualified V	60.750	15.83	962
Qualified VI	1,675,858.624	16.06	26,914,290
Qualified X (1.15)	9,289.767	16.60	154,210
Qualified X (1.25)	211,999.365	16.44	3,485,270
Qualified XII (0.00)	11,432.089	10.78	123,238
Qualified XII (0.05)	29,293.426	16.75	490,665
Qualified XII (0.25)	89,687.243	11.04	990,147
Qualified XII (0.30)	11,856.259	11.01	130,537
Qualified XII (0.40)	213,853.782	15.20	3,250,577
Qualified XII (0.45)	7,489.476	10.90	81,635
Qualified XII (0.55)	10,163.766	10.83	110,074
Qualified XII (0.60)	28,831.539	10.80	311,381
Qualified XII (0.65)	112,672.766	10.76	1,212,359
Qualified XII (0.70)	121,986.293	10.73	1,308,913
Qualified XII (0.75)	226,317.159	10.70	2,421,594
Qualified XII (0.80)	144,674.308	11.24	1,626,139
Qualified XII (0.85)	164,762.128	14.84	2,445,070
Qualified XII (0.90)	1,149.814	11.03	12,682
Qualified XII (0.95)	77,920.134	14.72	1,146,984
Qualified XII (1.00)	293,774.722	14.66	4,306,737

  ING life insurance and annuity company

  variable annuity account c

  Notes to Financial Statements (Unaudited)

Division/Contract	Units	Unit Value	Extended Value
ING VP Strategic Allocation Balanced (continued)
Qualified XII (1.05)	389,210.112	$ 14.60	$ 5,682,468
Qualified XII (1.10)	61,166.177	14.54	889,356
Qualified XII (1.15)	97,882.493	14.47	1,416,360
Qualified XII (1.20)	23,989.382	14.41	345,687
Qualified XII (1.25)	28,488.169	14.35	408,805
Qualified XII (1.30)	4,795.311	14.29	68,525
Qualified XII (1.35)	4,739.281	14.23	67,440
Qualified XII (1.40)	16,803.254	14.17	238,102
Qualified XII (1.45)	210.182	14.12	2,968
Qualified XII (1.50)	10,864.334	14.06	152,753
Qualified XV	2,810.598	16.44	46,206
Qualified XVI	37,130.975	15.77	585,555
Qualified XVII	10,242.970	16.48	168,804
Qualified XVIII	14,231.269	16.87	240,082
Qualified XXI	6,022.722	16.58	99,857
Qualified XXII	509.018	16.72	8,511
Qualified XXIV	9,577.307	14.74	141,170
Qualified XXV	7,006.827	16.49	115,543
Qualified XXVII	85,944.018	16.23	1,394,871
Qualified XXVIII	119,843.047	16.18	1,939,061
Qualified XXXII	4,392.627	10.41	45,727
Qualified XXXIII (0.65)	93.764	10.74	1,007
Qualified XXXIV (0.60)	11,585.727	10.80	125,126
	4,436,255.344		$ 65,539,973

ING VP Strategic Allocation Growth
Currently payable annuity contracts:			$ 256,983
Contracts in accumulation period:
ING MAP PLUS NP11	1,353.562	$ 9.98	13,509
ING MAP PLUS NP15	323.597	9.96	3,223
ING MAP PLUS NP16	642.329	9.96	6,398
ING MAP PLUS NP17	4,764.336	9.96	47,453
ING MAP PLUS NP19	340.150	9.95	3,384
ING MAP PLUS NP22	267.911	9.94	2,663
ING MAP PLUS NP29	2,881.299	9.92	28,582
ING MAP PLUS NP7	1,272.794	9.99	12,715
Qualified V	17.494	16.05	281
Qualified VI	2,067,828.164	16.28	33,664,243
Qualified VIII	8.563	16.27	139
Qualified X (1.15)	18,269.203	16.90	308,750
Qualified X (1.25)	263,175.621	16.75	4,408,192
Qualified XII (0.00)	7,306.664	10.57	77,231
Qualified XII (0.05)	2,964.488	16.98	50,337

  ING life insurance and annuity company

  variable annuity account c

  Notes to Financial Statements (Unaudited)

Division/Contract	Units	Unit Value	Extended Value
ING VP Strategic Allocation Growth (continued)
Qualified XII (0.25)	160,625.738	$ 10.35	$ 1,662,476
Qualified XII (0.30)	9,684.835	10.31	99,851
Qualified XII (0.40)	76,379.633	15.16	1,157,915
Qualified XII (0.45)	19,018.851	10.22	194,373
Qualified XII (0.55)	2,406.865	10.15	24,430
Qualified XII (0.60)	19,859.881	10.42	206,940
Qualified XII (0.65)	308,227.585	10.09	3,110,016
Qualified XII (0.70)	177,507.530	10.06	1,785,726
Qualified XII (0.75)	261,926.645	10.02	2,624,505
Qualified XII (0.80)	152,544.784	10.62	1,620,026
Qualified XII (0.85)	213,841.982	14.80	3,164,861
Qualified XII (0.90)	1,420.295	10.41	14,785
Qualified XII (0.95)	85,764.068	14.68	1,259,017
Qualified XII (1.00)	545,608.860	14.62	7,976,802
Qualified XII (1.05)	138,743.759	14.56	2,020,109
Qualified XII (1.10)	57,141.403	14.50	828,550
Qualified XII (1.15)	84,492.432	14.43	1,219,226
Qualified XII (1.20)	16,010.413	14.37	230,070
Qualified XII (1.25)	21,789.659	14.31	311,810
Qualified XII (1.30)	6,043.635	14.25	86,122
Qualified XII (1.35)	2,130.092	14.19	30,226
Qualified XII (1.40)	17,987.113	14.13	254,158
Qualified XII (1.45)	742.404	14.08	10,453
Qualified XII (1.50)	10,897.153	14.02	152,778
Qualified XV	3,565.313	16.67	59,434
Qualified XVI	40,046.403	15.98	639,942
Qualified XVII	682.547	16.71	11,405
Qualified XVIII	3,919.140	17.18	67,331
Qualified XXI	9,890.838	16.80	166,166
Qualified XXII	1,446.019	16.95	24,510
Qualified XXIV	24,591.694	14.70	361,498
Qualified XXV	13,185.579	16.71	220,331
Qualified XXVI	441.832	16.61	7,339
Qualified XXVII	80,358.303	16.45	1,321,894
Qualified XXVIII	121,369.981	16.40	1,990,468
Qualified XXXII	7,674.166	10.44	80,118
Qualified XXXIII (0.65)	903.318	10.53	9,512
Qualified XXXIV (0.60)	21,450.651	10.42	223,516
	5,091,737.574		$ 74,112,772

  ING life insurance and annuity company

  variable annuity account c

  Notes to Financial Statements (Unaudited)

Division/Contract	Units	Unit Value	Extended Value
ING VP Strategic Allocation Income
Currently payable annuity contracts:			$ 144,110
Contracts in accumulation period:
ING MAP PLUS NP11	207.078	$ 10.08	2,087
ING MAP PLUS NP16	292.430	10.06	2,942
ING MAP PLUS NP17	609.813	10.06	6,135
ING MAP PLUS NP19	574.003	10.05	5,769
ING MAP PLUS NP22	608.872	10.04	6,113
ING MAP PLUS NP29	1,157.708	10.02	11,600
ING MAP PLUS NP7	1,694.653	10.09	17,099
ING MAP PLUS NP9	3.169	10.08	32
Qualified V	1.869	16.01	30
Qualified VI	796,139.474	16.25	12,937,266
Qualified X (1.15)	19,598.766	16.47	322,792
Qualified X (1.25)	163,938.062	16.32	2,675,469
Qualified XII (0.00)	6,710.925	11.00	73,820
Qualified XII (0.05)	22,613.063	16.94	383,065
Qualified XII (0.25)	33,061.901	12.18	402,694
Qualified XII (0.30)	22,401.705	12.14	271,957
Qualified XII (0.40)	64,075.351	15.70	1,005,983
Qualified XII (0.45)	8,866.104	12.03	106,659
Qualified XII (0.55)	11,116.982	11.95	132,848
Qualified XII (0.60)	13,940.055	11.91	166,026
Qualified XII (0.65)	6,869.667	11.87	81,543
Qualified XII (0.70)	75,431.248	11.84	893,106
Qualified XII (0.75)	85,373.841	11.80	1,007,411
Qualified XII (0.80)	124,922.683	12.20	1,524,057
Qualified XII (0.85)	72,788.217	15.33	1,115,843
Qualified XII (0.90)	2,416.029	12.04	29,089
Qualified XII (0.95)	47,070.697	15.20	715,475
Qualified XII (1.00)	288,725.560	15.14	4,371,305
Qualified XII (1.05)	55,535.195	15.07	836,915
Qualified XII (1.10)	44,171.083	15.01	663,008
Qualified XII (1.15)	34,737.941	14.95	519,332
Qualified XII (1.20)	7,257.801	14.88	107,996
Qualified XII (1.25)	12,923.652	14.82	191,529
Qualified XII (1.30)	2,002.683	14.76	29,560
Qualified XII (1.35)	168.467	14.70	2,476
Qualified XII (1.40)	5,912.091	14.64	86,553
Qualified XII (1.45)	2,087.412	14.58	30,434
Qualified XII (1.50)	1,291.947	14.51	18,746
Qualified XV	443.513	16.63	7,376

  ING life insurance and annuity company

  variable annuity account c

  Notes to Financial Statements (Unaudited)

Division/Contract	Units	Unit Value	Extended Value
ING VP Strategic Allocation Income (continued)
Qualified XVI	19,105.995	$ 15.95	$ 304,741
Qualified XVII	13,850.695	16.67	230,891
Qualified XVIII	34,924.375	16.74	584,634
Qualified XXI	4,153.144	16.77	69,648
Qualified XXIV	4,574.585	15.22	69,625
Qualified XXV	7,985.373	16.67	133,116
Qualified XXVI	641.979	16.57	10,638
Qualified XXVII	128,794.775	16.41	2,113,522
Qualified XXVIII	48,963.893	16.36	801,049
Qualified XXXII	6,807.927	10.37	70,598
Qualified XXXIII (0.65)	870.853	10.96	9,545
Qualified XXXIV (0.60)	6,162.255	11.91	73,392
	2,314,577.559		$ 35,377,649

ING Financial Services
Contracts in accumulation period:
ING MAP PLUS NP11	1,348.801	$ 9.90	$ 13,353
	1,348.801		$ 13,353

ING VP Growth and Income
Currently payable annuity contracts:			$ 151,079,656
Contracts in accumulation period:
Qualified I	51,206.987	$ 240.00	12,289,677
Qualified IX	8,124.010	17.77	144,364
Qualified V	794.284	18.37	14,591
Qualified VI	49,575,844.239	18.58	921,119,186
Qualified VII	4,291,615.632	17.58	75,446,603
Qualified VIII	50,086.186	17.25	863,987
Qualified X (1.15)	414,121.857	18.78	7,777,208
Qualified X (1.25)	8,087,086.014	18.58	150,258,058
Qualified XII (0.00)	529,867.974	8.89	4,710,526
Qualified XII (0.05)	315,782.770	19.37	6,116,712
Qualified XII (0.25)	3,804,983.944	7.97	30,325,722
Qualified XII (0.30)	652,949.926	7.95	5,190,952
Qualified XII (0.40)	209,428.420	13.02	2,726,758
Qualified XII (0.45)	450,404.817	7.87	3,544,686
Qualified XII (0.55)	589,388.175	7.82	4,609,016
Qualified XII (0.60)	2,342,617.758	8.77	20,544,758
Qualified XII (0.65)	327,045.430	7.77	2,541,143
Qualified XII (0.70)	1,910,799.986	7.75	14,808,700
Qualified XII (0.75)	4,044,931.369	7.72	31,226,870
Qualified XII (0.80)	6,208,186.817	8.44	52,397,097

  ING life insurance and annuity company

  variable annuity account c

  Notes to Financial Statements (Unaudited)

Division/Contract	Units	Unit Value	Extended Value
ING VP Growth and Income (continued)
Qualified XII (0.85)	4,340,350.447	$ 12.71	$ 55,165,854
Qualified XII (0.90)	201,800.698	8.16	1,646,694
Qualified XII (0.95)	2,075,980.624	12.61	26,178,116
Qualified XII (1.00)	10,289,770.679	12.55	129,136,622
Qualified XII (1.05)	707,205.811	12.50	8,840,073
Qualified XII (1.10)	388,018.417	12.45	4,830,829
Qualified XII (1.15)	340,187.500	12.40	4,218,325
Qualified XII (1.20)	47,364.436	12.34	584,477
Qualified XII (1.25)	99,313.204	12.29	1,220,559
Qualified XII (1.30)	10,151.887	12.24	124,259
Qualified XII (1.35)	3,862.798	12.19	47,088
Qualified XII (1.40)	32,819.654	12.14	398,431
Qualified XII (1.45)	347.967	12.09	4,207
Qualified XII (1.50)	9,939.976	12.04	119,677
Qualified XIX	21,616.202	244.43	5,283,648
Qualified XV	407,725.029	19.02	7,754,930
Qualified XVI	840,792.954	18.24	15,336,063
Qualified XVII	2,653,517.140	18.92	50,204,544
Qualified XVIII	2,840,720.142	18.92	53,746,425
Qualified XX	65,627.297	185.33	12,162,707
Qualified XXI	282,486.187	19.17	5,415,260
Qualified XXII	894.235	19.34	17,295
Qualified XXIV	1,105,816.536	12.63	13,966,463
Qualified XXIX	1,707.329	181.97	310,683
Qualified XXV	526,789.648	19.07	10,045,879
Qualified XXVI	74,860.897	18.95	1,418,614
Qualified XXVII	846,813.286	183.81	155,652,750
Qualified XXVIII	12,290.495	183.23	2,251,987
Qualified XXX	39,916.442	180.24	7,194,540
Qualified XXXII	792,299.160	10.22	8,097,297
Qualified XXXIV (0.60)	417,900.660	8.77	3,664,989
	113,344,154.332		$ 2,082,775,555

ING GET U.S. Core - Series 1
Contracts in accumulation period:
Qualified XXVII	216,003.356	$ 10.27	$ 2,218,354
	216,003.356		$ 2,218,354

  ING life insurance and annuity company

  variable annuity account c

  Notes to Financial Statements (Unaudited)

Division/Contract	Units	Unit Value	Extended Value
ING GET U.S. Core - Series 2
Contracts in accumulation period:
Qualified V	1,391.953	$ 10.03	$ 13,961
Qualified VI	304,332.194	10.04	3,055,495
Qualified XII (0.80)	436,578.870	10.09	4,405,081
Qualified XII (1.00)	962,528.661	10.06	9,683,038
Qualified XII (1.10)	3,209.549	10.05	32,256
Qualified XII (1.25)	100.249	10.04	1,006
Qualified XVII	19,859.621	10.05	199,589
Qualified XXVII	57,893.856	10.07	582,991
Qualified XXVIII	216,725.863	10.07	2,182,429
	2,002,620.816		$ 20,155,846

ING GET U.S. Core - Series 3
Contracts in accumulation period:
Qualified VI	1,714,873.779	$ 9.77	$ 16,754,317
Qualified X (1.15)	54,809.877	9.76	534,944
Qualified X (1.25)	676,437.929	9.75	6,595,270
Qualified XII (0.80)	612,548.099	9.79	5,996,846
Qualified XII (0.95)	7,175.268	9.78	70,174
Qualified XII (1.00)	1,312,156.886	9.77	12,819,773
Qualified XII (1.10)	6,704.591	9.77	65,504
Qualified XII (1.15)	34,493.024	9.76	336,652
Qualified XII (1.25)	1,414.947	9.75	13,796
Qualified XVI	641.367	9.75	6,253
Qualified XVII	10,604.594	9.77	103,607
Qualified XVIII	119,459.652	9.76	1,165,926
Qualified XXIV	25,890.145	9.80	253,723
Qualified XXVII	960,922.394	9.79	9,407,430
Qualified XXVIII	30,540.270	9.79	298,989
Qualified XXXII	69,573.423	9.75	678,341
	5,638,246.245		$ 55,101,545

ING GET U.S. Core - Series 5
Contracts in accumulation period:
Qualified X (1.25)	47,610.595	$ 9.95	$ 473,725
Qualified XXXII	18,834.422	9.95	187,402
	66,445.017		$ 661,127

  ING life insurance and annuity company

  variable annuity account c

  Notes to Financial Statements (Unaudited)

Division/Contract	Units	Unit Value	Extended Value
ING GET U.S. Core - Series 6
Contracts in accumulation period:
Qualified X (1.15)	78,957.777	$ 10.00	$ 789,578
Qualified X (1.25)	449,682.503	10.00	4,496,825
Qualified XVIII	48,919.141	10.00	489,191
Qualified XXXII	57,542.376	10.00	575,424
	635,101.797		$ 6,351,018

ING GNMA Income
Contracts in accumulation period:
ING MAP PLUS NP10	6,515.341	$ 10.15	$ 66,131
ING MAP PLUS NP15	8,667.372	10.13	87,800
ING MAP PLUS NP16	2,801.701	10.13	28,381
ING MAP PLUS NP17	385.390	10.13	3,904
ING MAP PLUS NP19	1,327.298	10.12	13,432
ING MAP PLUS NP29	1,557.598	10.09	15,716
ING MAP PLUS NP7	38.098	10.16	387
	21,292.798		$ 215,751

ING Intermediate Bond
Contracts in accumulation period:
ING MAP PLUS NP10	1,342.910	$ 10.19	$ 13,684
ING MAP PLUS NP11	5,136.674	10.18	52,291
ING MAP PLUS NP16	8,066.917	10.17	82,041
ING MAP PLUS NP19	1,097.070	10.16	11,146
ING MAP PLUS NP22	26.023	10.15	264
ING MAP PLUS NP23	148.776	10.14	1,509
ING MAP PLUS NP9	15,447.849	10.19	157,414
	31,266.219		$ 318,349

ING VP Global Science and Technology
Contracts in accumulation period:
Qualified V	2,289.671	$ 3.14	$ 7,190
Qualified VI	4,838,298.709	3.16	15,289,024
Qualified VIII	1,746.042	3.16	5,517
Qualified X (1.15)	32,535.284	3.17	103,137
Qualified X (1.25)	361,711.152	3.16	1,143,007
Qualified XII (0.00)	22,856.453	7.79	178,052
Qualified XII (0.05)	159,281.803	3.26	519,259
Qualified XII (0.25)	285,893.437	3.30	943,448
Qualified XII (0.30)	73,173.445	3.30	241,472
Qualified XII (0.55)	74,655.347	3.26	243,376
Qualified XII (0.60)	106,254.704	7.68	816,036

  ING life insurance and annuity company

  variable annuity account c

  Notes to Financial Statements (Unaudited)

Division/Contract	Units	Unit Value	Extended Value
ING VP Global Science and Technology (continued)
Qualified XII (0.65)	22,033.640	$ 3.24	$ 71,389
Qualified XII (0.70)	145,021.019	3.24	469,868
Qualified XII (0.75)	209,798.579	3.23	677,649
Qualified XII (0.80)	1,300,646.764	3.22	4,188,083
Qualified XII (0.85)	324,462.951	3.22	1,044,771
Qualified XII (0.90)	19,499.226	3.21	62,593
Qualified XII (0.95)	474,150.220	3.20	1,517,281
Qualified XII (1.00)	1,481,385.128	3.19	4,725,619
Qualified XII (1.05)	107,821.809	3.19	343,952
Qualified XII (1.10)	64,065.630	3.18	203,729
Qualified XII (1.15)	19,316.928	3.17	61,235
Qualified XII (1.20)	6,286.617	3.17	19,929
Qualified XII (1.25)	60,053.826	3.16	189,770
Qualified XII (1.30)	586.138	3.15	1,846
Qualified XII (1.35)	8,438.694	3.14	26,497
Qualified XII (1.40)	32,835.209	3.14	103,103
Qualified XII (1.45)	601.073	3.13	1,881
Qualified XII (1.50)	3,714.301	3.12	11,589
Qualified XV	19,223.657	3.20	61,516
Qualified XVI	64,016.310	3.13	200,371
Qualified XVII	10,182.451	3.20	32,584
Qualified XVIII	10,074.451	3.20	32,238
Qualified XXI	147,797.755	3.22	475,909
Qualified XXIV	171,771.091	3.21	551,385
Qualified XXV	85,432.065	3.24	276,800
Qualified XXVI	24,942.320	3.22	80,314
Qualified XXVII	910,551.876	3.12	2,840,922
Qualified XXXII	2,659.465	8.77	23,324
Qualified XXXIV (0.60)	15,216.694	7.68	116,864
	11,701,281.934		$ 37,902,529

ING VP Growth
Currently payable annuity contracts:			$ 193,927
Contracts in accumulation period:
Qualified VI	2,699,409.345	$ 12.92	34,876,369
Qualified VIII	554.983	12.91	7,165
Qualified X (1.15)	31,862.622	13.02	414,851
Qualified X (1.25)	331,955.867	12.92	4,288,870
Qualified XII (0.00)	44,268.551	8.51	376,725
Qualified XII (0.05)	25,353.658	13.46	341,260
Qualified XII (0.25)	128,461.041	8.77	1,126,603
Qualified XII (0.30)	74,097.720	8.75	648,355

  ING life insurance and annuity company

  variable annuity account c

  Notes to Financial Statements (Unaudited)

Division/Contract	Units	Unit Value	Extended Value
ING VP Growth (continued)
Qualified XII (0.40)	305,769.420	$ 13.65	$ 4,173,753
Qualified XII (0.45)	123,742.082	8.66	1,071,606
Qualified XII (0.55)	17,480.871	8.61	150,510
Qualified XII (0.60)	56,081.312	8.58	481,178
Qualified XII (0.65)	27,255.567	8.55	233,035
Qualified XII (0.70)	275,526.809	8.53	2,350,244
Qualified XII (0.75)	430,338.089	8.50	3,657,874
Qualified XII (0.80)	599,384.873	9.65	5,784,064
Qualified XII (0.85)	161,975.618	13.31	2,155,895
Qualified XII (0.90)	19,478.006	9.33	181,730
Qualified XII (0.95)	136,319.874	13.21	1,800,786
Qualified XII (1.00)	912,951.957	13.16	12,014,448
Qualified XII (1.05)	86,251.467	13.12	1,131,619
Qualified XII (1.10)	46,336.069	13.07	605,612
Qualified XII (1.15)	41,288.923	13.02	537,582
Qualified XII (1.20)	7,008.509	12.97	90,900
Qualified XII (1.25)	29,164.676	12.92	376,808
Qualified XII (1.30)	7,174.219	12.87	92,332
Qualified XII (1.35)	1,801.664	12.82	23,097
Qualified XII (1.40)	13,607.379	12.78	173,902
Qualified XII (1.45)	1,419.392	12.73	18,069
Qualified XII (1.50)	4,142.848	12.68	52,531
Qualified XV	7,119.705	13.21	94,051
Qualified XVI	58,289.977	12.68	739,117
Qualified XVII	24,536.890	12.92	317,017
Qualified XVIII	40,861.214	13.26	541,820
Qualified XXI	37,076.816	13.32	493,863
Qualified XXIV	70,342.101	13.24	931,329
Qualified XXV	60,988.021	13.26	808,701
Qualified XXVI	18,214.664	13.18	240,069
Qualified XXVII	241,029.562	4.85	1,168,993
Qualified XXXII	11,341.966	9.88	112,059
Qualified XXXIV (0.60)	13,976.959	8.58	119,922
	7,224,241.286		$ 84,998,641

ING VP Index Plus LargeCap
Currently payable annuity contracts:			$ 3,970,069
Contracts in accumulation period:
ING MAP PLUS NP11	744.648	$ 9.89	7,365
ING MAP PLUS NP16	1,934.495	9.87	19,093
ING MAP PLUS NP17	953.087	9.87	9,407
ING MAP PLUS NP21	36.527	9.86	360

  ING life insurance and annuity company

  variable annuity account c

  Notes to Financial Statements (Unaudited)

Division/Contract	Units	Unit Value	Extended Value
ING VP Index Plus LargeCap (continued)
ING MAP PLUS NP23	132.374	$ 9.85	$ 1,304
ING MAP PLUS NP26	17.416	9.84	171
ING MAP PLUS NP27	3.811	9.84	38
ING MAP PLUS NP29	2,425.648	9.83	23,844
ING MAP PLUS NP7	7,879.903	9.90	78,011
ING MAP PLUS NP9	4,035.562	9.90	39,952
Qualified V	258.792	16.81	4,350
Qualified VI	12,428,448.504	17.03	211,656,478
Qualified VIII	5,834.431	17.02	99,302
Qualified X (1.15)	147,520.773	17.17	2,532,932
Qualified X (1.25)	1,243,762.463	17.03	21,181,275
Qualified XII (0.00)	110,036.196	9.82	1,080,555
Qualified XII (0.05)	404,466.015	17.76	7,183,316
Qualified XII (0.25)	693,217.758	10.88	7,542,209
Qualified XII (0.30)	94,934.716	10.84	1,029,092
Qualified XII (0.40)	460,393.760	18.02	8,296,296
Qualified XII (0.45)	430,084.524	10.74	4,619,108
Qualified XII (0.55)	244,207.803	10.67	2,605,697
Qualified XII (0.60)	330,677.761	10.64	3,518,411
Qualified XII (0.65)	83,899.609	10.60	889,336
Qualified XII (0.70)	562,896.368	10.57	5,949,815
Qualified XII (0.75)	1,357,463.481	10.54	14,307,665
Qualified XII (0.80)	3,336,750.710	11.72	39,106,718
Qualified XII (0.85)	728,633.368	17.59	12,816,661
Qualified XII (0.90)	66,277.039	11.30	748,931
Qualified XII (0.95)	674,144.189	17.45	11,763,816
Qualified XII (1.00)	4,606,043.493	17.38	80,053,036
Qualified XII (1.05)	281,635.213	17.31	4,875,106
Qualified XII (1.10)	199,426.941	17.24	3,438,120
Qualified XII (1.15)	286,331.632	17.17	4,916,314
Qualified XII (1.20)	20,698.154	17.10	353,938
Qualified XII (1.25)	113,769.813	17.03	1,937,500
Qualified XII (1.30)	17,115.579	16.96	290,280
Qualified XII (1.35)	17,393.728	16.89	293,780
Qualified XII (1.40)	63,336.246	16.83	1,065,949
Qualified XII (1.45)	2,979.370	16.76	49,934
Qualified XII (1.50)	9,558.055	16.69	159,524
Qualified XV	36,529.406	17.43	636,708
Qualified XVI	189,563.904	16.72	3,169,508
Qualified XVII	80,616.292	17.16	1,383,376
Qualified XVIII	72,816.805	17.47	1,272,110

  ING life insurance and annuity company

  variable annuity account c

  Notes to Financial Statements (Unaudited)

Division/Contract	Units	Unit Value	Extended Value
ING VP Index Plus LargeCap (continued)
Qualified XXI	138,930.703	$ 17.57	$ 2,441,012
Qualified XXIV	138,794.722	17.48	2,426,132
Qualified XXV	135,205.054	17.48	2,363,384
Qualified XXVI	29,578.692	17.37	513,782
Qualified XXVII	2,485,505.823	17.20	42,750,700
Qualified XXVIII	755,344.385	17.15	12,954,156
Qualified XXXII	74,694.616	10.42	778,318
Qualified XXXIII (0.65)	4,292.917	9.78	41,985
Qualified XXXIV (0.60)	72,936.278	10.64	776,042
	33,255,169.552		$ 530,022,271

ING VP Index Plus MidCap
Currently payable annuity contracts:			$ 818,417
Contracts in accumulation period:
ING MAP PLUS NP16	539.793	$ 10.13	5,468
ING MAP PLUS NP17	354.739	10.13	3,594
ING MAP PLUS NP21	23.715	10.12	240
ING MAP PLUS NP23	32.287	10.11	326
ING MAP PLUS NP26	12.459	10.10	126
ING MAP PLUS NP29	1,193.169	10.09	12,039
ING MAP PLUS NP7	3,774.240	10.16	38,346
ING MAP PLUS NP9	788.878	10.16	8,015
Qualified V	7,774.680	16.70	129,837
Qualified VI	5,609,788.736	16.87	94,637,136
Qualified VIII	1,857.794	16.86	31,322
Qualified X (1.15)	64,396.304	16.98	1,093,449
Qualified X (1.25)	515,756.048	16.87	8,700,805
Qualified XII (0.05)	203,050.645	17.52	3,557,447
Qualified XII (0.15)	73,777.578	12.25	903,775
Qualified XII (0.25)	275,640.368	18.40	5,071,783
Qualified XII (0.30)	107,669.101	18.35	1,975,728
Qualified XII (0.40)	140,588.615	17.76	2,496,854
Qualified XII (0.45)	190,743.188	18.17	3,465,804
Qualified XII (0.55)	96,916.702	18.06	1,750,316
Qualified XII (0.60)	401,728.350	18.00	7,231,110
Qualified XII (0.65)	87,736.103	17.94	1,573,986
Qualified XII (0.70)	272,348.133	17.89	4,872,308
Qualified XII (0.75)	309,431.598	17.83	5,517,165
Qualified XII (0.80)	2,029,223.577	17.37	35,247,614
Qualified XII (0.85)	489,865.220	17.31	8,479,567
Qualified XII (0.90)	23,186.455	17.25	399,966
Qualified XII (0.95)	355,990.662	17.20	6,123,039

  ING life insurance and annuity company

  variable annuity account c

  Notes to Financial Statements (Unaudited)

Division/Contract	Units	Unit Value	Extended Value
ING VP Index Plus MidCap (continued)
Qualified XII (1.00)	2,797,724.717	$ 17.14	$ 47,953,002
Qualified XII (1.05)	197,952.368	17.09	3,383,006
Qualified XII (1.10)	140,412.733	17.03	2,391,229
Qualified XII (1.15)	84,299.659	16.98	1,431,408
Qualified XII (1.20)	15,250.223	16.92	258,034
Qualified XII (1.25)	102,930.705	16.87	1,736,441
Qualified XII (1.30)	12,725.085	16.82	214,036
Qualified XII (1.35)	7,709.161	16.76	129,206
Qualified XII (1.40)	48,897.378	16.71	817,075
Qualified XII (1.45)	6,089.766	16.65	101,395
Qualified XII (1.50)	7,612.450	16.60	126,367
Qualified XV	17,176.208	17.20	295,431
Qualified XVI	104,716.196	16.60	1,738,289
Qualified XVII	22,350.611	16.87	377,055
Qualified XVIII	25,436.836	16.87	429,119
Qualified XXI	55,636.102	17.34	964,730
Qualified XXIV	180,657.462	17.24	3,114,535
Qualified XXV	93,431.869	17.31	1,617,306
Qualified XXVI	29,505.606	17.21	507,791
Qualified XXVII	1,517,361.091	17.74	26,917,986
Qualified XXVIII	1,149,666.680	17.68	20,326,107
Qualified XXXII	14,880.994	10.52	156,548
Qualified XXXIII (0.65)	1,763.358	12.21	21,531
Qualified XXXIV (0.60)	21,885.242	18.00	393,934
	17,920,261.637		$ 309,547,143

ING VP Index Plus SmallCap
Currently payable annuity contracts:			$ 430,909
Contracts in accumulation period:
ING MAP PLUS NP10	3,354.544	$ 10.45	35,055
ING MAP PLUS NP16	2,115.061	10.43	22,060
ING MAP PLUS NP17	959.501	10.42	9,998
ING MAP PLUS NP9	3,653.658	10.45	38,181
Qualified VI	3,093,290.165	13.04	40,336,504
Qualified VIII	809.199	13.03	10,544
Qualified X (1.15)	62,536.346	13.12	820,477
Qualified X (1.25)	287,525.568	13.04	3,749,333
Qualified XII (0.00)	16,456.099	13.00	213,929
Qualified XII (0.05)	183,049.353	13.54	2,478,488
Qualified XII (0.25)	164,250.401	14.46	2,375,061
Qualified XII (0.30)	70,397.897	14.41	1,014,434
Qualified XII (0.45)	82,934.774	14.27	1,183,479
Qualified XII (0.55)	36,708.687	14.18	520,529

  ING life insurance and annuity company

  variable annuity account c

  Notes to Financial Statements (Unaudited)

Division/Contract	Units	Unit Value	Extended Value
ING VP Index Plus SmallCap (continued)
Qualified XII (0.60)	195,893.191	$ 14.14	$ 2,769,930
Qualified XII (0.65)	32,580.447	14.09	459,058
Qualified XII (0.70)	132,138.994	14.05	1,856,553
Qualified XII (0.75)	190,136.873	14.00	2,661,916
Qualified XII (0.80)	1,032,100.197	13.42	13,850,785
Qualified XII (0.85)	320,871.783	13.38	4,293,264
Qualified XII (0.90)	12,771.102	13.33	170,239
Qualified XII (0.95)	211,215.044	13.29	2,807,048
Qualified XII (1.00)	966,338.369	13.25	12,803,983
Qualified XII (1.05)	56,971.834	13.20	752,028
Qualified XII (1.10)	46,928.214	13.16	617,575
Qualified XII (1.15)	66,725.846	13.12	875,443
Qualified XII (1.20)	9,201.650	13.08	120,358
Qualified XII (1.25)	61,920.152	13.04	807,439
Qualified XII (1.30)	1,070.699	12.99	13,908
Qualified XII (1.35)	4,723.723	12.95	61,172
Qualified XII (1.40)	23,967.455	12.91	309,420
Qualified XII (1.45)	2,293.474	12.87	29,517
Qualified XII (1.50)	2,849.052	12.83	36,553
Qualified XV	16,183.603	13.29	215,080
Qualified XVI	69,397.205	12.83	890,366
Qualified XVII	19,158.962	13.04	249,833
Qualified XVIII	42,628.957	13.04	555,882
Qualified XXI	18,793.113	13.40	251,828
Qualified XXIV	89,964.086	13.32	1,198,322
Qualified XXV	50,845.080	13.38	680,307
Qualified XXVI	11,680.650	13.30	155,353
Qualified XXVII	1,022,078.023	13.68	13,982,027
Qualified XXVIII	895,141.500	13.63	12,200,779
Qualified XXXII	13,580.734	10.90	148,030
Qualified XXXIII (0.65)	1,557.737	12.95	20,173
Qualified XXXIV (0.60)	15,342.679	14.14	216,945
	9,645,091.681		$ 129,300,095

ING VP International Equity
Currently payable annuity contracts:			$ 20,175
Contracts in accumulation period:
Qualified VI	665,446.395	$ 8.29	5,516,551
Qualified VIII	12.959	8.29	107
Qualified X (1.15)	6,359.101	8.35	53,098
Qualified X (1.25)	87,388.060	8.29	724,447
Qualified XII (0.05)	2,242.227	8.61	19,306

  ING life insurance and annuity company

  variable annuity account c

  Notes to Financial Statements (Unaudited)

Division/Contract	Units	Unit Value	Extended Value
ING VP International Equity (continued)
Qualified XII (0.15)	1,948.898	$ 9.74	$ 18,982
Qualified XII (0.25)	25,653.870	8.62	221,136
Qualified XII (0.30)	11,771.629	8.59	101,118
Qualified XII (0.40)	95,710.832	8.73	835,556
Qualified XII (0.45)	25,424.776	8.51	216,365
Qualified XII (0.55)	2,346.379	8.45	19,827
Qualified XII (0.60)	35,482.928	9.60	340,636
Qualified XII (0.65)	5,661.822	8.40	47,559
Qualified XII (0.70)	53,690.281	8.37	449,388
Qualified XII (0.75)	60,558.399	8.35	505,663
Qualified XII (0.80)	67,300.537	8.54	574,747
Qualified XII (0.85)	49,683.109	8.51	422,803
Qualified XII (0.90)	1,906.240	8.48	16,165
Qualified XII (0.95)	51,192.058	8.45	432,573
Qualified XII (1.00)	142,932.813	8.43	1,204,924
Qualified XII (1.05)	14,240.329	8.40	119,619
Qualified XII (1.10)	14,033.403	8.37	117,460
Qualified XII (1.15)	7,847.070	8.35	65,523
Qualified XII (1.20)	1,671.485	8.32	13,907
Qualified XII (1.25)	14,239.046	8.29	118,042
Qualified XII (1.35)	660.923	8.24	5,446
Qualified XII (1.40)	6,185.620	8.21	50,784
Qualified XII (1.45)	28.692	8.19	235
Qualified XII (1.50)	1,660.077	8.16	13,546
Qualified XV	2,122.958	8.45	17,939
Qualified XVI	12,529.686	8.16	102,242
Qualified XVIII	6,844.798	8.29	56,743
Qualified XXI	6,406.862	8.52	54,586
Qualified XXIV	21,334.879	8.48	180,920
Qualified XXV	12,345.467	8.51	105,060
Qualified XXVI	368.459	8.46	3,117
Qualified XXVII	51,080.344	5.90	301,374
Qualified XXXII	465.894	10.71	4,990
Qualified XXXIV (0.60)	139.378	9.60	1,338
	1,566,918.683		$ 13,073,997

ING VP Small Company
Currently payable annuity contracts:			$ 437,929
Contracts in accumulation period:
Qualified V	309.746	$ 19.37	6,000
Qualified VI	2,788,098.543	19.60	54,646,731
Qualified VIII	1,103.596	19.59	21,619

  ING life insurance and annuity company

  variable annuity account c

  Notes to Financial Statements (Unaudited)

Division/Contract	Units	Unit Value	Extended Value
ING VP Small Company (continued)
Qualified X (1.15)	39,059.636	$ 19.75	$ 771,428
Qualified X (1.25)	331,974.385	19.60	6,506,698
Qualified XII (0.00)	33,981.493	11.00	373,796
Qualified XII (0.05)	39,628.249	20.42	809,209
Qualified XII (0.25)	124,580.122	13.99	1,742,876
Qualified XII (0.30)	78,008.247	13.95	1,088,215
Qualified XII (0.40)	215,688.874	20.70	4,464,760
Qualified XII (0.45)	97,401.850	13.81	1,345,120
Qualified XII (0.55)	58,317.331	13.73	800,697
Qualified XII (0.60)	285,637.200	13.68	3,907,517
Qualified XII (0.65)	37,350.370	13.64	509,459
Qualified XII (0.70)	257,153.199	13.60	3,497,284
Qualified XII (0.75)	520,580.876	13.55	7,053,871
Qualified XII (0.80)	1,931,572.788	14.41	27,833,964
Qualified XII (0.85)	222,470.397	20.20	4,493,902
Qualified XII (0.90)	21,457.298	13.95	299,329
Qualified XII (0.95)	151,992.011	20.04	3,045,920
Qualified XII (1.00)	1,098,339.943	19.97	21,933,849
Qualified XII (1.05)	93,256.301	19.90	1,855,800
Qualified XII (1.10)	64,552.947	19.82	1,279,439
Qualified XII (1.15)	99,052.978	19.75	1,956,296
Qualified XII (1.20)	14,115.022	19.67	277,642
Qualified XII (1.25)	42,874.207	19.60	840,334
Qualified XII (1.30)	5,288.482	19.53	103,284
Qualified XII (1.35)	1,119.528	19.45	21,775
Qualified XII (1.40)	26,455.584	19.38	512,709
Qualified XII (1.45)	2,048.475	19.31	39,556
Qualified XII (1.50)	5,821.573	19.24	112,007
Qualified XV	9,485.587	20.04	190,091
Qualified XVI	59,758.641	19.24	1,149,756
Qualified XVII	9,987.391	19.60	195,753
Qualified XVIII	14,641.655	20.11	294,444
Qualified XXI	25,981.356	20.21	525,083
Qualified XXIV	95,216.959	20.08	1,911,957
Qualified XXV	42,671.156	20.12	858,544
Qualified XXVI	10,728.269	19.99	214,458
Qualified XXVII	560,321.657	9.74	5,457,533
Qualified XXVIII	47,122.128	10.37	488,656
Qualified XXXII	16,094.110	10.19	163,999
Qualified XXXIII (0.65)	191.765	10.96	2,102
Qualified XXXIV (0.60)	17,646.027	13.68	241,398
	9,599,137.952		$ 164,282,789

  ING life insurance and annuity company

  variable annuity account c

  Notes to Financial Statements (Unaudited)

Division/Contract	Units	Unit Value	Extended Value
ING VP Value Opportunity
Contracts in accumulation period:
Qualified V	320.803	$ 16.58	$ 5,319
Qualified VI	1,973,030.651	16.78	33,107,454
Qualified VIII	644.844	16.77	10,814
Qualified X (1.15)	43,829.271	16.91	741,153
Qualified X (1.25)	200,546.885	16.78	3,365,177
Qualified XII (0.00)	31,230.459	9.03	282,011
Qualified XII (0.05)	4,510.698	17.48	78,847
Qualified XII (0.25)	179,426.226	11.81	2,119,024
Qualified XII (0.30)	53,537.808	11.77	630,140
Qualified XII (0.45)	21,686.369	11.66	252,863
Qualified XII (0.55)	182,401.966	11.59	2,114,039
Qualified XII (0.60)	180,454.020	11.55	2,084,244
Qualified XII (0.65)	15,483.658	11.51	178,217
Qualified XII (0.70)	252,073.232	11.48	2,893,801
Qualified XII (0.75)	343,534.886	11.44	3,930,039
Qualified XII (0.80)	667,370.240	12.56	8,382,170
Qualified XII (0.85)	177,531.369	17.29	3,069,517
Qualified XII (0.90)	22,459.165	12.24	274,900
Qualified XII (0.95)	151,873.077	17.16	2,606,142
Qualified XII (1.00)	956,788.146	17.10	16,361,077
Qualified XII (1.05)	69,434.050	17.03	1,182,462
Qualified XII (1.10)	36,010.596	16.97	611,100
Qualified XII (1.15)	62,857.376	16.91	1,062,918
Qualified XII (1.20)	23,152.876	16.84	389,894
Qualified XII (1.25)	33,979.970	16.78	570,184
Qualified XII (1.30)	6,727.758	16.72	112,488
Qualified XII (1.35)	2,779.200	16.65	46,274
Qualified XII (1.40)	15,416.139	16.59	255,754
Qualified XII (1.45)	930.060	16.53	15,374
Qualified XII (1.50)	2,662.076	16.47	43,844
Qualified XV	3,333.973	17.16	57,211
Qualified XVI	34,621.638	16.47	570,218
Qualified XVII	11,947.261	16.78	200,475
Qualified XVIII	7,628.442	17.21	131,285
Qualified XXI	24,621.582	17.30	425,953
Qualified XXIV	45,870.838	17.19	788,520
Qualified XXV	30,887.793	17.22	531,888
Qualified XXVI	7,606.023	17.12	130,215
Qualified XXVII	861,158.598	12.78	11,005,607
Qualified XXVIII	530,258.236	12.74	6,755,490

  ING life insurance and annuity company

  variable annuity account c

  Notes to Financial Statements (Unaudited)

Division/Contract	Units	Unit Value	Extended Value
ING VP Value Opportunity (continued)
Qualified XXXII	8,255.793	$ 10.56	$ 87,181
Qualified XXXIII (0.65)	12.970	8.99	117
Qualified XXXIV (0.60)	14,328.429	11.55	165,493
	7,293,215.450		$ 107,626,893

ING VP Financial
Contracts in accumulation period:
Qualified VI	5,080.684	$ 10.19	$ 51,772
Qualified X (1.25)	34.324	10.48	360
Qualified XII (0.80)	1,470.479	10.21	15,014
Qualified XII (0.85)	453.859	10.21	4,634
Qualified XII (1.00)	3,235.749	10.20	33,005
Qualified XII (1.05)	48.376	10.20	493
Qualified XII (1.15)	28.854	10.20	294
Qualified XII (1.25)	521.562	10.19	5,315
Qualified XXIV	86.365	10.39	897
	10,960.252		$ 111,784

ING VP International Value
Currently payable annuity contracts:			$ 103,516
Contracts in accumulation period:
ING MAP PLUS NP26	5.128	$ 10.20	52
ING MAP PLUS NP27	6.180	10.19	63
ING MAP PLUS NP7	355.929	10.26	3,652
Qualified V	6,313.441	10.47	66,102
Qualified VI	773,619.887	10.53	8,146,217
Qualified X (1.15)	24,059.959	10.56	254,073
Qualified X (1.25)	147,113.451	10.53	1,549,105
Qualified XII (0.30)	4,724.051	10.85	51,256
Qualified XII (0.40)	68,694.818	10.82	743,278
Qualified XII (0.45)	4,194.637	10.80	45,302
Qualified XII (0.55)	25,369.764	10.76	272,979
Qualified XII (0.60)	10,349.279	10.75	111,255
Qualified XII (0.65)	19,995.844	10.73	214,555
Qualified XII (0.70)	59,876.471	10.71	641,277
Qualified XII (0.75)	181,136.827	10.70	1,938,164
Qualified XII (0.80)	325,560.223	10.68	3,476,983
Qualified XII (0.85)	49,017.723	10.66	522,529
Qualified XII (0.90)	2,117.384	10.64	22,529
Qualified XII (0.95)	62,185.506	10.63	661,032
Qualified XII (1.00)	2,192,991.830	10.61	23,267,643
Qualified XII (1.05)	24,108.037	10.59	255,304

  ING life insurance and annuity company

  variable annuity account c

  Notes to Financial Statements (Unaudited)

Division/Contract	Units	Unit Value	Extended Value
ING VP International Value (continued)
Qualified XII (1.10)	17,958.152	$ 10.58	$ 189,997
Qualified XII (1.15)	61,951.226	10.56	654,205
Qualified XII (1.20)	472.378	10.54	4,979
Qualified XII (1.25)	11,336.668	10.53	119,375
Qualified XII (1.30)	411.377	10.51	4,324
Qualified XII (1.35)	865.081	10.49	9,075
Qualified XII (1.40)	4,626.754	10.48	48,488
Qualified XII (1.45)	98.222	10.46	1,027
Qualified XII (1.50)	1,104.543	10.44	11,531
Qualified XV	7,112.397	10.63	75,605
Qualified XVI	11,494.464	10.44	120,002
Qualified XVIII	10,171.218	10.53	107,103
Qualified XXI	2,572.681	10.68	27,476
Qualified XXIV	24,303.257	10.66	259,073
Qualified XXV	8,325.457	10.73	89,332
Qualified XXVI	1,005.840	10.64	10,702
Qualified XXVIII	140,219.602	11.82	1,657,396
Qualified XXXII	505.272	10.79	5,452
Qualified XXXIII (0.65)	2,307.022	10.67	24,616
Qualified XXXIV (0.60)	3,047.375	10.70	32,607
	4,291,685.355		$ 45,799,231

ING VP MagnaCap
Contracts in accumulation period:
Qualified VI	101,134.303	$ 8.88	$ 898,073
Qualified XII (0.60)	111.044	9.02	1,002
Qualified XII (0.65)	159.440	9.01	1,437
Qualified XII (0.70)	249.136	9.00	2,242
Qualified XII (0.75)	352.981	8.99	3,173
Qualified XII (0.80)	3,894.939	8.97	34,938
Qualified XII (0.85)	23,808.539	8.96	213,325
Qualified XII (0.90)	197.514	8.95	1,768
Qualified XII (0.95)	5,629.767	8.94	50,330
Qualified XII (1.00)	25,878.814	8.93	231,098
Qualified XII (1.05)	2,256.593	8.92	20,129
Qualified XII (1.10)	980.896	8.91	8,740
Qualified XII (1.15)	1,363.509	8.90	12,135
Qualified XII (1.20)	81.720	8.89	726
Qualified XII (1.25)	3,139.790	8.88	27,881
Qualified XII (1.30)	89.038	8.86	789
Qualified XII (1.35)	155.979	8.85	1,380
Qualified XII (1.40)	103.896	8.84	918

  ING life insurance and annuity company

  variable annuity account c

  Notes to Financial Statements (Unaudited)

Division/Contract	Units	Unit Value	Extended Value
ING VP MagnaCap (continued)
Qualified XII (1.45)	4.214	$ 8.83	$ 37
Qualified XII (1.50)	16.665	8.82	147
Qualified XVI	70.677	8.82	623
Qualified XXI	1,157.971	8.97	10,387
Qualified XXIV	12,813.785	8.96	114,812
Qualified XXV	2,417.022	9.01	21,777
Qualified XXVI	163.315	8.95	1,462
Qualified XXXIV (0.60)	22.759	8.99	205
	186,254.306		$ 1,659,534

ING VP MidCap Opportunities
Contracts in accumulation period:
Qualified VI	275,268.253	$ 9.07	$ 2,496,683
Qualified X (1.15)	10,818.495	9.10	98,448
Qualified X (1.25)	46,283.642	9.07	419,793
Qualified XII (0.55)	16,194.035	9.27	150,119
Qualified XII (0.60)	3,223.996	9.26	29,854
Qualified XII (0.65)	1,807.371	9.24	16,700
Qualified XII (0.70)	5,139.764	9.23	47,440
Qualified XII (0.75)	2,726.580	10.06	27,429
Qualified XII (0.80)	36,319.531	9.20	334,140
Qualified XII (0.85)	8,610.429	9.18	79,044
Qualified XII (0.90)	735.534	9.17	6,745
Qualified XII (0.95)	35,281.252	9.15	322,823
Qualified XII (1.00)	52,726.690	9.14	481,922
Qualified XII (1.05)	6,070.913	9.12	55,367
Qualified XII (1.10)	5,215.340	9.11	47,512
Qualified XII (1.15)	1,273.785	9.10	11,591
Qualified XII (1.20)	915.705	9.08	8,315
Qualified XII (1.25)	5,063.882	9.07	45,929
Qualified XII (1.35)	266.454	9.04	2,409
Qualified XII (1.40)	2,522.247	9.02	22,751
Qualified XII (1.45)	1,141.411	9.01	10,284
Qualified XII (1.50)	565.612	8.99	5,085
Qualified XVI	9,204.895	8.99	82,752
Qualified XVIII	4,040.297	9.07	36,645
Qualified XXI	1,195.359	9.20	10,997
Qualified XXIV	10,294.738	9.18	94,506
Qualified XXV	4,692.354	9.24	43,357
Qualified XXVI	1,357.709	9.17	12,450
Qualified XXXII	1,973.949	9.95	19,641
Qualified XXXIV (0.60)	706.391	10.06	7,106
	551,636.613		$ 5,027,837

  ING life insurance and annuity company

  variable annuity account c

  Notes to Financial Statements (Unaudited)

Division/Contract	Units	Unit Value	Extended Value
ING VP Real Estate
Contracts in accumulation period:
Qualified VI	387,727.417	$ 11.81	$ 4,579,061
Qualified X (1.15)	1,231.947	11.81	14,549
Qualified X (1.25)	20,646.500	11.81	243,835
Qualified XII (0.70)	471.714	11.84	5,585
Qualified XII (0.75)	1,064.062	11.83	12,588
Qualified XII (0.80)	410,413.816	11.83	4,855,195
Qualified XII (0.85)	8,444.878	11.83	99,903
Qualified XII (0.90)	22.329	11.83	264
Qualified XII (0.95)	5,411.451	11.82	63,963
Qualified XII (1.00)	157,142.862	11.82	1,857,429
Qualified XII (1.05)	5,413.271	11.82	63,985
Qualified XII (1.10)	2,268.564	11.82	26,814
Qualified XII (1.15)	6,465.849	11.81	76,362
Qualified XII (1.25)	2,058.339	11.81	24,309
Qualified XII (1.35)	14.878	11.80	176
Qualified XII (1.40)	19.325	11.80	228
Qualified XII (1.50)	487.260	11.80	5,750
Qualified XVI	1,695.173	11.80	20,003
Qualified XXIV	46,326.367	11.53	534,143
Qualified XXVII	42,458.083	11.82	501,855
	1,099,784.085		$ 12,985,997

ING VP SmallCap Opportunities
Contracts in accumulation period:
Qualified V	112.777	$ 6.39	$ 721
Qualified VI	285,502.487	6.42	1,832,926
Qualified VIII	126.453	6.42	812
Qualified X (1.25)	51,952.917	6.42	333,538
Qualified XII (0.40)	77,804.781	6.60	513,512
Qualified XII (0.45)	10,154.946	6.58	66,820
Qualified XII (0.55)	347,543.077	6.56	2,279,883
Qualified XII (0.60)	5,786.955	6.55	37,905
Qualified XII (0.65)	8,198.486	6.54	53,618
Qualified XII (0.70)	12,706.062	6.53	82,971
Qualified XII (0.75)	48,149.178	6.98	336,081
Qualified XII (0.80)	78,841.913	6.51	513,261
Qualified XII (0.85)	4,777.425	6.50	31,053
Qualified XII (0.90)	247.066	6.49	1,603
Qualified XII (0.95)	11,922.102	6.48	77,255
Qualified XII (1.00)	81,245.039	6.47	525,655

  ING life insurance and annuity company

  variable annuity account c

  Notes to Financial Statements (Unaudited)

Division/Contract	Units	Unit Value	Extended Value
ING VP SmallCap Opportunities (continued)
Qualified XII (1.05)	7,308.884	$ 6.46	$ 47,215
Qualified XII (1.10)	4,421.105	6.45	28,516
Qualified XII (1.15)	1,181.499	6.44	7,609
Qualified XII (1.20)	2,861.275	6.43	18,398
Qualified XII (1.25)	8,444.538	6.42	54,214
Qualified XII (1.35)	492.282	6.40	3,151
Qualified XII (1.40)	3,003.199	6.39	19,190
Qualified XII (1.45)	274.171	6.38	1,749
Qualified XII (1.50)	2,789.604	6.37	17,770
Qualified XV	418.164	6.48	2,710
Qualified XVI	8,193.794	6.37	52,194
Qualified XVIII	5,766.178	6.42	37,019
Qualified XXI	653.699	6.51	4,256
Qualified XXIV	20,255.176	6.50	131,659
Qualified XXV	13,262.580	6.54	86,737
Qualified XXVI	1,077.027	6.49	6,990
Qualified XXXIV (0.60)	110.597	6.98	772
	1,105,585.436		$ 7,207,763

ING Real Estate
Contracts in accumulation period:
ING MAP PLUS NP10	2,891.514	$ 10.81	$ 31,257
ING MAP PLUS NP15	22.255	10.79	240
ING MAP PLUS NP16	3,028.498	10.79	32,677
ING MAP PLUS NP17	936.883	10.78	10,100
ING MAP PLUS NP19	1,085.903	10.78	11,706
	7,965.053		$ 85,980

INVESCO Health Sciences
Contracts in accumulation period:
ING MAP PLUS NP17	1,962.133	$ 9.28	$ 18,209
	1,962.133		$ 18,209

Janus Aspen Balanced
Currently payable annuity contracts:			$ 248,577
Contracts in accumulation period:
Qualified V	670.575	$ 23.48	15,745
Qualified VI	6,374,768.557	23.83	151,910,735
Qualified VIII	4,109.052	23.81	97,837
Qualified X (1.15)	92,517.414	24.96	2,309,235
Qualified X (1.25)	744,748.280	24.72	18,410,177
Qualified XII (0.05)	59,188.812	24.84	1,470,250
Qualified XII (0.15)	103,827.738	10.83	1,124,454

  ING life insurance and annuity company

  variable annuity account c

  Notes to Financial Statements (Unaudited)

Division/Contract	Units	Unit Value	Extended Value
Janus Aspen Balanced (continued)
Qualified XII (0.25)	322,220.921	$ 15.00	$ 4,833,314
Qualified XII (0.30)	146,528.005	14.95	2,190,594
Qualified XII (0.40)	535,807.374	22.47	12,039,592
Qualified XII (0.45)	550,027.397	14.81	8,145,906
Qualified XII (0.55)	490,585.982	14.71	7,216,520
Qualified XII (0.60)	561,669.776	14.67	8,239,696
Qualified XII (0.65)	54,602.934	14.62	798,295
Qualified XII (0.70)	386,901.799	14.57	5,637,159
Qualified XII (0.75)	782,643.186	14.53	11,371,805
Qualified XII (0.80)	988,311.131	15.65	15,467,069
Qualified XII (0.85)	356,662.677	21.94	7,825,179
Qualified XII (0.90)	40,391.638	15.25	615,972
Qualified XII (0.95)	444,723.565	21.75	9,672,738
Qualified XII (1.00)	2,135,981.982	21.66	46,265,370
Qualified XII (1.05)	272,559.644	21.57	5,879,112
Qualified XII (1.10)	180,171.330	21.48	3,870,080
Qualified XII (1.15)	107,496.624	21.39	2,299,353
Qualified XII (1.20)	29,798.814	21.30	634,715
Qualified XII (1.25)	106,286.127	21.21	2,254,329
Qualified XII (1.30)	10,116.752	21.12	213,666
Qualified XII (1.35)	16,191.224	21.04	340,663
Qualified XII (1.40)	56,130.981	20.95	1,175,944
Qualified XII (1.45)	4,595.407	20.86	95,860
Qualified XII (1.50)	7,298.392	20.77	151,588
Qualified XV	16,301.160	24.39	397,585
Qualified XVI	138,400.401	23.39	3,237,185
Qualified XVII	8,986.009	23.83	214,137
Qualified XVIII	28,451.638	24.72	703,324
Qualified XXI	54,824.697	24.59	1,348,139
Qualified XXIV	151,574.046	21.79	3,302,798
Qualified XXV	182,314.043	24.31	4,432,054
Qualified XXVI	28,008.541	24.16	676,686
Qualified XXVII	1,206,047.631	9.48	11,433,332
Qualified XXXII	44,491.467	10.31	458,707
Qualified XXXIII (0.65)	4,353.924	10.80	47,022
Qualified XXXIV (0.60)	32,451.785	14.53	471,524
	17,863,739.432		$ 359,544,022

  ING life insurance and annuity company

  variable annuity account c

  Notes to Financial Statements (Unaudited)

Division/Contract	Units	Unit Value	Extended Value
Janus Aspen Capital Appreciation
Contracts in accumulation period:
Qualified X (1.25)	38,377.963	$ 10.26	$ 393,758
Qualified XVIII	2,915.094	10.26	29,909
Qualified XXVII	357,143.540	7.62	2,721,434
	398,436.597		$ 3,145,101

Janus Aspen Flexible Income
Contracts in accumulation period:
Qualified V	332.764	$ 19.98	$ 6,649
Qualified VI	1,491,882.368	20.30	30,285,212
Qualified VIII	200.893	20.28	4,074
Qualified X (1.15)	11,784.568	13.74	161,920
Qualified X (1.25)	179,281.372	13.65	2,447,191
Qualified XII (0.05)	19,297.556	21.16	408,336
Qualified XII (0.15)	14,610.943	12.17	177,815
Qualified XII (0.25)	93,356.230	14.52	1,355,532
Qualified XII (0.30)	127,511.620	14.47	1,845,093
Qualified XII (0.40)	172,097.376	17.96	3,090,869
Qualified XII (0.45)	90,621.853	14.33	1,298,611
Qualified XII (0.55)	63,367.653	14.24	902,355
Qualified XII (0.60)	103,301.620	14.20	1,466,883
Qualified XII (0.65)	49,609.810	14.15	701,979
Qualified XII (0.70)	253,202.530	14.11	3,572,688
Qualified XII (0.75)	250,083.453	14.06	3,516,173
Qualified XII (0.80)	280,043.678	14.31	4,007,425
Qualified XII (0.85)	173,747.278	17.54	3,047,527
Qualified XII (0.90)	9,933.413	14.22	141,253
Qualified XII (0.95)	149,031.521	17.39	2,591,658
Qualified XII (1.00)	654,950.647	17.32	11,343,745
Qualified XII (1.05)	62,026.170	17.25	1,069,951
Qualified XII (1.10)	96,939.989	17.17	1,664,460
Qualified XII (1.15)	21,952.672	17.10	375,391
Qualified XII (1.20)	19,799.245	17.03	337,181
Qualified XII (1.25)	41,126.743	16.96	697,510
Qualified XII (1.30)	1,762.835	16.89	29,774
Qualified XII (1.35)	7,986.130	16.82	134,327
Qualified XII (1.40)	21,784.568	16.75	364,892
Qualified XII (1.45)	3,590.634	16.68	59,892
Qualified XII (1.50)	4,514.980	16.61	74,994
Qualified XV	8,835.688	20.78	183,606
Qualified XVI	34,758.089	19.92	692,381

  ING life insurance and annuity company

  variable annuity account c

  Notes to Financial Statements (Unaudited)

Division/Contract	Units	Unit Value	Extended Value
Janus Aspen Flexible Income (continued)
Qualified XVII	3,566.289	$ 20.30	$ 72,396
Qualified XVIII	11,985.902	13.65	163,608
Qualified XXI	15,525.912	20.95	325,268
Qualified XXIV	41,516.323	17.42	723,214
Qualified XXV	30,554.574	20.71	632,785
Qualified XXVI	10,340.468	20.58	212,807
Qualified XXXII	3,054.440	10.24	31,277
Qualified XXXIII (0.65)	670.009	12.14	8,134
Qualified XXXIV (0.60)	9,973.048	14.06	140,221
	4,640,513.854		$ 80,367,057

Janus Aspen Growth
Currently payable annuity contracts:			$ 336,049
Contracts in accumulation period:
Qualified I	48.379	$ 14.12	683
Qualified V	1,476.560	16.14	23,832
Qualified VI	4,473,747.723	16.36	73,190,513
Qualified VIII	2,803.511	16.37	45,893
Qualified X (1.15)	35,818.450	17.66	632,554
Qualified X (1.25)	475,568.253	17.50	8,322,444
Qualified XII (0.05)	22,733.297	17.06	387,830
Qualified XII (0.15)	82,056.474	8.77	719,635
Qualified XII (0.25)	232,212.032	9.82	2,280,322
Qualified XII (0.30)	144,980.459	9.79	1,419,359
Qualified XII (0.40)	397,822.079	14.82	5,895,723
Qualified XII (0.45)	141,161.764	9.70	1,369,269
Qualified XII (0.55)	64,055.898	9.64	617,499
Qualified XII (0.60)	416,517.432	9.61	4,002,733
Qualified XII (0.65)	66,347.884	9.57	634,949
Qualified XII (0.70)	493,215.587	9.54	4,705,277
Qualified XII (0.75)	321,748.243	9.51	3,059,826
Qualified XII (0.80)	904,622.637	10.44	9,444,260
Qualified XII (0.85)	471,754.558	14.47	6,826,288
Qualified XII (0.90)	47,758.783	10.08	481,409
Qualified XII (0.95)	332,592.945	14.34	4,769,383
Qualified XII (1.00)	1,147,083.234	14.28	16,380,349
Qualified XII (1.05)	157,191.507	14.22	2,235,263
Qualified XII (1.10)	145,641.446	14.17	2,063,739
Qualified XII (1.15)	64,658.102	14.11	912,326
Qualified XII (1.20)	19,202.170	14.05	269,790
Qualified XII (1.25)	62,997.555	13.99	881,336
Qualified XII (1.30)	2,332.012	13.93	32,485

  ING life insurance and annuity company

  variable annuity account c

  Notes to Financial Statements (Unaudited)

Division/Contract	Units	Unit Value	Extended Value
Janus Aspen Growth (continued)
Qualified XII (1.35)	5,382.425	$ 13.87	$ 74,654
Qualified XII (1.40)	28,869.388	13.81	398,686
Qualified XII (1.45)	1,055.055	13.76	14,518
Qualified XII (1.50)	12,599.269	13.70	172,610
Qualified XV	23,618.386	16.75	395,608
Qualified XVI	111,064.222	16.06	1,783,691
Qualified XVII	16,853.588	16.36	275,725
Qualified XVIII	26,118.553	17.50	457,075
Qualified XXI	74,453.243	16.89	1,257,515
Qualified XXII	264.330	17.03	4,502
Qualified XXIV	122,189.993	14.37	1,755,870
Qualified XXV	114,007.358	16.69	1,902,783
Qualified XXVI	23,126.696	16.59	383,672
Qualified XXVII	1,887,607.321	18.03	34,033,560
Qualified XXVIII	252,945.293	17.93	4,535,309
Qualified XXXII	37,699.191	9.64	363,420
Qualified XXXIII (0.65)	164.424	8.74	1,437
Qualified XXXIV (0.60)	29,171.587	9.51	277,422
	13,495,339.296		$ 200,029,075

Janus Aspen Mid Cap Growth
Contracts in accumulation period:
Qualified I	41.204	$ 12.94	$ 533
Qualified V	873.078	18.22	15,907
Qualified VI	9,450,999.268	18.51	174,937,996
Qualified VIII	9,452.199	18.50	174,866
Qualified X (1.15)	27,945.422	18.04	504,135
Qualified X (1.25)	844,173.885	17.87	15,085,387
Qualified XII (0.05)	120,925.419	19.30	2,333,861
Qualified XII (0.15)	210,619.542	9.51	2,002,992
Qualified XII (0.25)	569,004.979	11.37	6,469,587
Qualified XII (0.30)	436,150.647	11.33	4,941,587
Qualified XII (0.45)	484,323.827	11.23	5,438,957
Qualified XII (0.55)	125,210.067	11.15	1,396,092
Qualified XII (0.60)	819,048.106	11.12	9,107,815
Qualified XII (0.65)	101,269.924	11.08	1,122,071
Qualified XII (0.70)	752,665.989	11.05	8,316,959
Qualified XII (0.75)	989,752.328	11.01	10,897,173
Qualified XII (0.80)	1,886,019.762	11.84	22,330,474
Qualified XII (0.85)	1,082,496.825	12.80	13,855,959
Qualified XII (0.90)	61,980.009	11.57	717,109
Qualified XII (0.95)	861,291.456	12.69	10,929,789

  ING life insurance and annuity company

  variable annuity account c

  Notes to Financial Statements (Unaudited)

Division/Contract	Units	Unit Value	Extended Value
Janus Aspen Mid Cap Growth (continued)
Qualified XII (1.00)	3,105,527.097	$ 12.64	$ 39,253,863
Qualified XII (1.05)	364,162.988	12.58	4,581,170
Qualified XII (1.10)	311,469.580	12.53	3,902,714
Qualified XII (1.15)	170,112.836	12.48	2,123,008
Qualified XII (1.20)	48,160.230	12.43	598,632
Qualified XII (1.25)	135,422.215	12.37	1,675,173
Qualified XII (1.30)	7,727.189	12.32	95,199
Qualified XII (1.35)	25,059.618	12.27	307,482
Qualified XII (1.40)	76,993.538	12.22	940,861
Qualified XII (1.45)	2,154.566	12.17	26,221
Qualified XII (1.50)	27,791.830	12.12	336,837
Qualified XV	66,658.442	18.95	1,263,177
Qualified XVI	223,025.569	18.17	4,052,375
Qualified XVII	36,932.716	18.51	683,625
Qualified XVIII	31,461.595	17.87	562,219
Qualified XXI	185,794.654	19.11	3,550,536
Qualified XXII	43.825	19.27	845
Qualified XXIV	378,900.702	12.71	4,815,828
Qualified XXV	270,763.113	18.89	5,114,715
Qualified XXVI	81,648.686	18.77	1,532,546
Qualified XXVII	2,626,148.422	21.51	56,488,453
Qualified XXVIII	324,657.011	21.38	6,941,167
Qualified XXXII	33,628.962	10.68	359,157
Qualified XXXIV (0.60)	113,106.336	11.01	1,245,301
	27,481,595.656		$ 431,030,353

Janus Aspen Worldwide Growth
Currently payable annuity contracts:			$ 499,198
Contracts in accumulation period:
Qualified V	870.190	$ 18.52	16,116
Qualified VI	9,027,865.964	18.66	168,459,979
Qualified VIII	10,236.370	18.59	190,294
Qualified X (1.15)	53,217.131	21.15	1,125,542
Qualified X (1.25)	848,889.461	20.95	17,784,234
Qualified XII (0.05)	91,430.662	19.45	1,778,326
Qualified XII (0.15)	129,276.291	8.58	1,109,191
Qualified XII (0.25)	759,281.964	9.51	7,220,771
Qualified XII (0.30)	208,175.434	9.48	1,973,503
Qualified XII (0.40)	391,409.526	16.18	6,333,006
Qualified XII (0.45)	701,852.553	9.39	6,590,395
Qualified XII (0.55)	165,914.452	9.33	1,547,982
Qualified XII (0.60)	818,884.991	9.30	7,615,630
Qualified XII (0.65)	108,487.077	9.27	1,005,675

  ING life insurance and annuity company

  variable annuity account c

  Notes to Financial Statements (Unaudited)

Division/Contract	Units	Unit Value	Extended Value
Janus Aspen Worldwide Growth (continued)
Qualified XII (0.70)	907,588.540	$ 9.24	$ 8,386,118
Qualified XII (0.75)	1,093,265.950	9.21	10,068,979
Qualified XII (0.80)	1,788,371.103	10.80	19,314,408
Qualified XII (0.85)	815,294.399	15.80	12,881,652
Qualified XII (0.90)	74,158.087	10.50	778,660
Qualified XII (0.95)	696,545.154	15.66	10,907,897
Qualified XII (1.00)	2,330,258.497	15.60	36,352,033
Qualified XII (1.05)	365,427.781	15.53	5,675,093
Qualified XII (1.10)	233,730.779	15.47	3,615,815
Qualified XII (1.15)	192,307.382	15.40	2,961,534
Qualified XII (1.20)	35,076.926	15.34	538,080
Qualified XII (1.25)	81,653.478	15.27	1,246,849
Qualified XII (1.30)	7,625.777	15.21	115,988
Qualified XII (1.35)	14,947.721	15.15	226,458
Qualified XII (1.40)	54,800.398	15.08	826,390
Qualified XII (1.45)	2,608.350	15.02	39,177
Qualified XII (1.50)	20,886.126	14.96	312,456
Qualified XV	49,065.484	19.10	937,151
Qualified XVI	206,766.510	18.31	3,785,895
Qualified XVII	45,488.604	18.66	848,817
Qualified XVIII	39,695.490	20.95	831,621
Qualified XXI	111,194.666	19.25	2,140,497
Qualified XXII	1,017.531	19.42	19,760
Qualified XXIV	262,107.007	15.69	4,112,459
Qualified XXV	146,521.128	19.03	2,788,297
Qualified XXVI	50,754.781	18.92	960,280
Qualified XXVII	2,792,911.177	21.06	58,818,709
Qualified XXVIII	395,021.133	20.94	8,271,743
Qualified XXXII	59,347.623	9.84	583,981
Qualified XXXIV (0.60)	89,388.577	9.21	823,269
	26,279,618.225		$ 422,419,908

Janus Twenty
Contracts in accumulation period:
Qualified XII (0.95)	82,804.611	$ 5.24	$ 433,896
Qualified XII (1.10)	39,739.067	5.21	207,041
	122,543.678		$ 640,937

  ING life insurance and annuity company

  variable annuity account c

  Notes to Financial Statements (Unaudited)

Division/Contract	Units	Unit Value	Extended Value
Lord Abbett Affiliated
Contracts in accumulation period:
ING MAP PLUS NP10	283.644	$ 10.03	$ 2,845
ING MAP PLUS NP15	2,340.118	10.01	23,425
ING MAP PLUS NP16	8,019.269	10.01	80,273
ING MAP PLUS NP17	2,481.628	10.01	24,841
ING MAP PLUS NP22	162.092	9.99	1,619
ING MAP PLUS NP23	6.856	9.99	68
	13,293.607		$ 133,071

Lord Abbett Growth and Income
Currently payable annuity contracts:			$ 474,599
Contracts in accumulation period:
Qualified V	1,394.525	$ 10.17	14,182
Qualified VI	3,643,823.766	10.22	37,239,879
Qualified VIII	4,402.258	10.22	44,991
Qualified X (1.15)	86,013.672	10.26	882,500
Qualified X (1.25)	579,171.971	10.22	5,919,138
Qualified XII (0.45)	795.949	10.49	8,350
Qualified XII (0.55)	194,982.185	10.46	2,039,514
Qualified XII (0.60)	43,968.901	10.44	459,035
Qualified XII (0.65)	64,045.753	10.42	667,357
Qualified XII (0.70)	167,443.985	10.41	1,743,092
Qualified XII (0.75)	239,738.264	10.70	2,565,199
Qualified XII (0.80)	533,226.559	10.37	5,529,559
Qualified XII (0.85)	397,176.516	10.36	4,114,749
Qualified XII (0.90)	22,150.241	10.34	229,033
Qualified XII (0.95)	249,653.900	10.32	2,576,428
Qualified XII (1.00)	1,688,710.053	10.31	17,410,601
Qualified XII (1.05)	141,914.831	10.29	1,460,304
Qualified XII (1.10)	114,697.121	10.27	1,177,939
Qualified XII (1.15)	33,121.655	10.26	339,828
Qualified XII (1.20)	16,350.901	10.24	167,433
Qualified XII (1.25)	71,773.598	10.22	733,526
Qualified XII (1.30)	2,329.541	10.21	23,785
Qualified XII (1.35)	3,622.252	10.19	36,911
Qualified XII (1.40)	28,751.925	10.17	292,407
Qualified XII (1.45)	1,444.249	10.16	14,674
Qualified XII (1.50)	24,670.352	10.14	250,157
Qualified XV	10,467.561	10.32	108,025
Qualified XVI	71,012.320	10.14	720,065
Qualified XVII	8,412.808	10.22	85,979

  ING life insurance and annuity company

  variable annuity account c

  Notes to Financial Statements (Unaudited)

Division/Contract	Units	Unit Value	Extended Value
Lord Abbett Growth and Income (continued)
Qualified XVIII	24,427.755	$ 10.22	$ 249,652
Qualified XXI	39,936.363	10.37	414,140
Qualified XXIV	57,137.387	10.35	591,372
Qualified XXV	60,897.676	10.39	632,727
Qualified XXVI	8,869.875	10.34	91,715
Qualified XXXII	4,241.830	10.50	44,539
Qualified XXXIV (0.60)	10,947.528	10.70	117,139
	8,651,726.026		$ 89,470,523

Lord Abbett Mid-Cap Value - Class A
Contracts in accumulation period:
ING MAP PLUS NP10	5,239.917	$ 10.64	$ 55,753
ING MAP PLUS NP22	87.300	10.60	925
ING MAP PLUS NP23	220.089	10.59	2,331
ING MAP PLUS NP29	4,779.766	10.57	50,522
ING MAP PLUS NP7	1,220.077	10.65	12,994
Qualified XII (1.00)	39.796	12.62	502
	11,586.945		$ 123,027

Lord Abbett Mid-Cap Value - Class VC
Contracts in accumulation period:
NYSUT 457	315,407.732	$ 13.91	$ 4,387,322
Qualified V	10,826.441	11.09	120,065
Qualified VI	1,723,132.845	11.15	19,212,931
Qualified X (1.15)	63,497.719	11.18	709,904
Qualified X (1.25)	289,755.896	11.15	3,230,778
Qualified XII (0.30)	18,702.849	11.49	214,896
Qualified XII (0.45)	27,541.594	11.44	315,076
Qualified XII (0.55)	120,278.040	11.40	1,371,170
Qualified XII (0.60)	28,664.889	11.38	326,206
Qualified XII (0.65)	5,298.864	11.36	60,195
Qualified XII (0.70)	61,822.872	11.35	701,690
Qualified XII (0.75)	39,321.155	12.58	494,660
Qualified XII (0.80)	261,332.428	11.31	2,955,670
Qualified XII (0.85)	144,502.623	11.29	1,631,435
Qualified XII (0.90)	7,536.127	11.27	84,932
Qualified XII (0.95)	118,661.326	11.26	1,336,127
Qualified XII (1.00)	1,935,557.773	11.24	21,755,669
Qualified XII (1.05)	53,245.983	11.22	597,420
Qualified XII (1.10)	22,672.460	11.20	253,932
Qualified XII (1.15)	18,148.622	11.18	202,902
Qualified XII (1.20)	11,609.728	11.17	129,681

  ING life insurance and annuity company

  variable annuity account c

  Notes to Financial Statements (Unaudited)

Division/Contract	Units	Unit Value	Extended Value
Lord Abbett Mid-Cap Value - Class VC (continued)
Qualified XII (1.25)	26,388.761	$ 11.15	$ 294,235
Qualified XII (1.30)	8,145.267	11.13	90,657
Qualified XII (1.35)	3,347.063	11.11	37,186
Qualified XII (1.40)	10,949.155	11.09	121,426
Qualified XII (1.45)	2,629.340	11.08	29,133
Qualified XII (1.50)	3,882.274	11.06	42,938
Qualified XV	3,967.498	11.26	44,674
Qualified XVI	37,334.393	11.06	412,918
Qualified XVII	2,461.421	11.15	27,445
Qualified XVIII	5,648.930	11.15	62,986
Qualified XXI	33,977.140	11.31	384,281
Qualified XXIV	75,941.063	11.29	857,375
Qualified XXV	26,211.028	11.33	296,971
Qualified XXVI	5,348.894	11.27	60,282
Qualified XXVIII	495,061.804	12.06	5,970,445
Qualified XXXII	7,537.679	11.23	84,648
Qualified XXXIII (0.65)	3,981.127	12.72	50,640
Qualified XXXIV (0.60)	2,351.399	12.58	29,581
	6,032,682.202		$ 68,990,482

Lord Abbett Small-Cap Value
Contracts in accumulation period:
ING MAP PLUS NP10	3,330.983	$ 10.63	$ 35,408
ING MAP PLUS NP11	21,659.776	10.63	230,243
ING MAP PLUS NP15	3,174.240	10.61	33,679
ING MAP PLUS NP21	3.215	10.59	34
ING MAP PLUS NP29	1,562.996	10.57	16,521
	29,731.210		$ 315,885

Massachusetts Investors Growth
Contracts in accumulation period:
ING MAP PLUS NP10	16,318.420	$ 9.52	$ 155,351
	16,318.420		$ 155,351

MFS® Total Return
Contracts in accumulation period:
Qualified XXVII	2,166,578.002	$ 13.62	$ 29,508,792
Qualified XXVIII	2,785,253.284	13.54	37,712,329
	4,951,831.286		$ 67,221,121

  ING life insurance and annuity company

  variable annuity account c

  Notes to Financial Statements (Unaudited)

Division/Contract	Units	Unit Value	Extended Value
Mutual Discovery
Contracts in accumulation period:
ING MAP PLUS NP10	11,021.605	$ 10.39	$ 114,514
	11,021.605		$ 114,514

New Perspective Fund® - Class R-3
Contracts in accumulation period:
ING MAP PLUS NP15	10,675.273	$ 9.93	$ 106,005
ING MAP PLUS NP7	880.011	9.96	8,765
	11,555.284		$ 114,770

New Perspective Fund® - Class R-4
Contracts in accumulation period:
Qualified VI	184,746.718	$ 10.11	$ 1,867,789
Qualified XII (0.55)	363.602	10.14	3,687
Qualified XII (0.70)	9,357.988	10.13	94,796
Qualified XII (0.75)	3,153.768	10.13	31,948
Qualified XII (0.80)	118,174.210	10.13	1,197,105
Qualified XII (0.85)	20,579.639	10.13	208,472
Qualified XII (0.90)	175.287	10.13	1,776
Qualified XII (0.95)	8,754.446	10.12	88,595
Qualified XII (1.00)	78,158.767	10.12	790,967
Qualified XII (1.05)	3,292.636	10.12	33,321
Qualified XII (1.10)	2,542.298	10.12	25,728
Qualified XII (1.15)	1,639.270	10.11	16,573
Qualified XII (1.25)	4,228.864	10.11	42,754
Qualified XII (1.35)	6.865	10.11	69
Qualified XII (1.40)	350.715	10.10	3,542
Qualified XII (1.50)	412.384	10.10	4,165
Qualified XVI	433.761	10.10	4,381
Qualified XXIV	1,091.691	10.41	11,365
	437,462.909		$ 4,427,033

Oppenheimer Developing Markets
Contracts in accumulation period:
ING MAP PLUS NP10	2,109.323	$ 10.75	$ 22,675
ING MAP PLUS NP16	3,266.252	10.73	35,047
ING MAP PLUS NP19	3,822.136	10.72	40,973
ING MAP PLUS NP26	70.361	10.69	752
Qualified V	129.752	23.58	3,060
Qualified VI	102,015.028	23.74	2,421,837
Qualified XII (0.65)	29.836	24.34	726
Qualified XII (0.70)	2,572.006	24.29	62,474

  ING life insurance and annuity company

  variable annuity account c

  Notes to Financial Statements (Unaudited)

Division/Contract	Units	Unit Value	Extended Value
Oppenheimer Developing Markets (continued)
Qualified XII (0.75)	1,829.522	$ 24.24	$ 44,348
Qualified XII (0.80)	4,881.276	24.19	118,078
Qualified XII (0.85)	5,438.250	24.14	131,279
Qualified XII (0.90)	15.215	24.09	367
Qualified XII (0.95)	4,805.799	24.04	115,531
Qualified XII (1.00)	38,913.015	23.99	933,523
Qualified XII (1.05)	2,243.235	23.94	53,703
Qualified XII (1.10)	1,263.077	23.89	30,175
Qualified XII (1.15)	1,785.204	23.84	42,559
Qualified XII (1.20)	24.756	23.79	589
Qualified XII (1.25)	1,496.190	23.74	35,520
Qualified XII (1.30)	49.244	23.69	1,167
Qualified XII (1.35)	34.948	23.64	826
Qualified XII (1.40)	62.822	23.59	1,482
Qualified XII (1.45)	17.823	23.54	420
Qualified XII (1.50)	3.079	23.50	72
Qualified XVI	1,109.820	23.50	26,081
Qualified XXIV	1,433.107	24.12	34,567
Qualified XXVII	576,196.506	15.81	9,109,667
	755,617.582		$ 13,267,498

Oppenheimer Capital Appreciation
Contracts in accumulation period:
ING MAP PLUS NP10	5,796.930	$ 9.57	$ 55,477
ING MAP PLUS NP11	1,483.894	9.57	14,201
ING MAP PLUS NP15	82.463	9.55	788
ING MAP PLUS NP16	9,983.688	9.55	95,344
ING MAP PLUS NP22	115.474	9.53	1,100
	17,462.449		$ 166,910

Oppenheimer Main Street® - Class A
Contracts in accumulation period:
ING MAP PLUS NP15	1,034.777	$ 9.79	$ 10,130
	1,034.777		$ 10,130

Oppenheimer Aggressive Growth
Currently payable annuity contracts:			$ 3,243
			$ 3,243

  ING life insurance and annuity company

  variable annuity account c

  Notes to Financial Statements (Unaudited)

Division/Contract	Units	Unit Value	Extended Value
Oppenheimer Global
Contracts in accumulation period:
Qualified XII (1.00)	22.030	$ 12.58	$ 277
	22.030		$ 277

Oppenheimer Global Securities
Currently payable annuity contracts:			$ 807,729
Contracts in accumulation period:
ING MAP PLUS NP15	3,041.308	$ 9.86	29,987
ING MAP PLUS NP17	2,453.287	9.85	24,165
ING MAP PLUS NP21	6.962	9.84	69
ING MAP PLUS NP22	71.162	9.83	700
ING MAP PLUS NP23	290.855	9.83	2,859
ING MAP PLUS NP26	13.697	9.82	135
ING MAP PLUS NP27	6.417	9.82	63
ING MAP PLUS NP29	756.330	9.81	7,420
ING MAP PLUS NP9	9,348.986	9.88	92,368
Qualified V	1,303.232	15.43	20,109
Qualified VI	6,521,029.626	15.59	101,662,852
Qualified VIII	1,409.363	15.58	21,958
Qualified X (1.15)	65,201.846	15.69	1,023,017
Qualified X (1.25)	577,699.795	15.59	9,006,340
Qualified XII (0.05)	140,021.658	16.19	2,266,951
Qualified XII (0.15)	44,014.712	11.29	496,926
Qualified XII (0.25)	486,491.816	16.58	8,066,034
Qualified XII (0.30)	113,489.166	16.52	1,874,841
Qualified XII (0.45)	117,944.072	16.37	1,930,744
Qualified XII (0.55)	193,232.378	16.26	3,141,958
Qualified XII (0.60)	461,677.132	16.21	7,483,786
Qualified XII (0.65)	76,514.478	16.16	1,236,474
Qualified XII (0.70)	324,981.512	16.11	5,235,452
Qualified XII (0.75)	687,529.527	16.06	11,041,724
Qualified XII (0.80)	2,542,946.307	16.05	40,814,288
Qualified XII (0.85)	572,101.311	16.00	9,153,621
Qualified XII (0.90)	28,315.951	15.95	451,639
Qualified XII (0.95)	391,828.954	15.89	6,226,162
Qualified XII (1.00)	2,823,652.690	15.84	44,726,659
Qualified XII (1.05)	238,159.256	15.79	3,760,535
Qualified XII (1.10)	160,820.702	15.74	2,531,318
Qualified XII (1.15)	75,788.311	15.69	1,189,119
Qualified XII (1.20)	16,708.076	15.64	261,314
Qualified XII (1.25)	111,771.084	15.59	1,742,511

  ING life insurance and annuity company

  variable annuity account c

  Notes to Financial Statements (Unaudited)

Division/Contract	Units	Unit Value	Extended Value
Oppenheimer Global Securities (continued)
Qualified XII (1.30)	11,496.968	$ 15.54	$ 178,663
Qualified XII (1.35)	7,454.529	15.49	115,471
Qualified XII (1.40)	52,329.768	15.44	807,972
Qualified XII (1.45)	2,672.049	15.39	41,123
Qualified XII (1.50)	8,093.579	15.34	124,156
Qualified XV	14,774.128	15.89	234,761
Qualified XVI	135,090.420	15.34	2,072,287
Qualified XVII	18,334.485	15.59	285,835
Qualified XVIII	12,290.147	15.59	191,603
Qualified XXI	59,320.653	16.02	950,317
Qualified XXIV	189,858.569	15.93	3,024,447
Qualified XXV	85,198.039	15.90	1,354,649
Qualified XXVI	21,221.980	15.81	335,520
Qualified XXVII	2,387,258.250	16.19	38,649,711
Qualified XXVIII	1,346,523.938	16.10	21,679,035
Qualified XXXII	17,070.225	10.67	182,139
Qualified XXXIII (0.65)	8,583.060	11.26	96,645
Qualified XXXIV (0.60)	26,903.059	16.06	432,063
	21,195,095.805		$ 337,088,224

Oppenheimer Main Street®
Currently payable annuity contracts:			$ 40,845
			$ 40,845

Oppenheimer Main Street® Small Cap
Contracts in accumulation period:
Qualified X (1.25)	369.191	$ 10.78	$ 3,980
	369.191		$ 3,980

Oppenheimer Strategic Bond
Currently payable annuity contracts:			$ 79,232
Contracts in accumulation period:
Qualified V	1,373.961	$ 13.26	18,219
Qualified VI	959,531.896	13.40	12,857,727
Qualified VIII	1,286.808	13.39	17,230
Qualified X (1.15)	37,650.086	13.49	507,900
Qualified X (1.25)	145,576.772	13.40	1,950,729
Qualified XII (0.05)	21,119.614	13.91	293,774
Qualified XII (0.15)	6,793.751	13.22	89,813
Qualified XII (0.25)	52,279.233	14.29	747,070
Qualified XII (0.30)	37,960.102	14.25	540,931
Qualified XII (0.40)	82,110.322	14.11	1,158,577
Qualified XII (0.45)	23,971.875	14.11	338,243

  ING life insurance and annuity company

  variable annuity account c

  Notes to Financial Statements (Unaudited)

Division/Contract	Units	Unit Value	Extended Value
Oppenheimer Strategic Bond (continued)
Qualified XII (0.55)	21,805.788	$ 14.02	$ 305,717
Qualified XII (0.60)	50,342.618	13.98	703,790
Qualified XII (0.65)	23,561.893	13.93	328,217
Qualified XII (0.70)	77,519.235	13.89	1,076,742
Qualified XII (0.75)	95,787.591	13.85	1,326,658
Qualified XII (0.80)	149,722.955	13.79	2,064,680
Qualified XII (0.85)	91,889.820	13.75	1,263,485
Qualified XII (0.90)	6,034.421	13.71	82,732
Qualified XII (0.95)	78,009.276	13.66	1,065,607
Qualified XII (1.00)	269,168.064	13.62	3,666,069
Qualified XII (1.05)	43,185.138	13.57	586,022
Qualified XII (1.10)	26,677.609	13.53	360,948
Qualified XII (1.15)	7,140.602	13.49	96,327
Qualified XII (1.20)	2,981.086	13.44	40,066
Qualified XII (1.25)	26,631.390	13.40	356,861
Qualified XII (1.30)	2,780.241	13.36	37,144
Qualified XII (1.35)	2,907.844	13.31	38,703
Qualified XII (1.40)	12,048.303	13.27	159,881
Qualified XII (1.45)	1,303.178	13.23	17,241
Qualified XII (1.50)	885.329	13.19	11,677
Qualified XV	6,284.926	13.66	85,852
Qualified XVI	20,545.986	13.19	271,002
Qualified XVII	4,049.431	13.40	54,262
Qualified XVIII	5,349.345	13.40	71,681
Qualified XXI	3,727.279	13.77	51,325
Qualified XXIV	28,988.920	13.70	397,148
Qualified XXV	34,058.696	13.67	465,582
Qualified XXVI	3,165.606	13.59	43,021
Qualified XXVII	330,472.720	13.59	4,491,124
Qualified XXVIII	194,052.552	13.51	2,621,650
Qualified XXXII	6,723.893	10.41	69,996
Qualified XXXIV (0.60)	4,015.553	13.85	55,615
	3,001,471.708		$ 40,866,270

Pax World Balanced
Contracts in accumulation period:
ING MAP PLUS NP10	19.728	$ 10.23	$ 202
Qualified VI	188,311.221	9.73	1,832,268
Qualified XII (0.65)	45.458	9.98	454
Qualified XII (0.70)	10,268.892	9.96	102,278
Qualified XII (0.75)	36,410.591	9.94	361,921
Qualified XII (0.80)	20,731.088	9.92	205,652

  ING life insurance and annuity company

  variable annuity account c

  Notes to Financial Statements (Unaudited)

Division/Contract	Units	Unit Value	Extended Value
Pax World Balanced (continued)
Qualified XII (0.85)	23,315.070	$ 9.90	$ 230,819
Qualified XII (0.95)	5,845.135	9.86	57,633
Qualified XII (1.00)	157,272.247	9.83	1,545,986
Qualified XII (1.05)	17,417.276	9.81	170,863
Qualified XII (1.10)	350.578	9.79	3,432
Qualified XII (1.15)	205.547	9.77	2,008
Qualified XII (1.25)	5,280.506	9.73	51,379
Qualified XII (1.35)	3.066	9.69	30
Qualified XII (1.40)	81.582	9.67	789
Qualified XII (1.45)	19.718	9.65	190
Qualified XVI	74.343	9.63	716
Qualified XVII	2,905.083	9.73	28,266
Qualified XXIV	4,481.978	9.89	44,327
Qualified XXVII	490,517.987	9.86	4,836,507
	963,557.094		$ 9,475,720

PIMCO NFJ Small-Cap Value
Contracts in accumulation period:
ING MAP PLUS NP15	3,625.497	$ 10.72	$ 38,865
	3,625.497		$ 38,865

PIMCO VIT Real Return
Contracts in accumulation period:
Qualified VI	162,405.719	$ 10.53	$ 1,710,132
Qualified X (1.25)	240.181	10.19	2,447
Qualified XII (0.60)	194.783	10.56	2,057
Qualified XII (0.70)	10,942.729	10.56	115,555
Qualified XII (0.75)	590.502	10.56	6,236
Qualified XII (0.80)	24,728.359	10.55	260,884
Qualified XII (0.85)	6,695.382	10.55	70,636
Qualified XII (0.95)	14,254.958	10.55	150,390
Qualified XII (1.00)	136,108.107	10.54	1,434,579
Qualified XII (1.05)	4,065.030	10.54	42,845
Qualified XII (1.10)	1,540.278	10.54	16,235
Qualified XII (1.15)	3,037.579	10.54	32,016
Qualified XII (1.25)	3,218.351	10.53	33,889
Qualified XII (1.35)	1.138	10.53	12
Qualified XII (1.40)	230.274	10.53	2,425
Qualified XII (1.45)	23.280	10.52	245
Qualified XII (1.50)	22.057	10.52	232
Qualified XVI	230.086	10.52	2,421
Qualified XXIV	981.744	10.34	10,151
	369,510.537		$ 3,893,387

  ING life insurance and annuity company

  variable annuity account c

  Notes to Financial Statements (Unaudited)

Division/Contract	Units	Unit Value	Extended Value
Pioneer High Yield
Contracts in accumulation period:
ING MAP PLUS NP10	4,910.136	$ 10.14	$ 49,789
ING MAP PLUS NP16	3,969.718	10.12	40,174
ING MAP PLUS NP17	1,215.845	10.11	12,292
ING MAP PLUS NP19	2,284.178	10.11	23,093
ING MAP PLUS NP23	190.715	10.09	1,924
ING MAP PLUS NP9	9,819.599	10.14	99,571
	22,390.191		$ 226,843

Pioneer Equity Income
Currently payable annuity contracts:			$ 94,759
Contracts in accumulation period:
NYSUT 457	40,110.436	$ 12.90	517,425
Qualified VI	591,625.218	10.26	6,070,075
Qualified VIII	4,449.415	10.26	45,651
Qualified X (1.15)	3,865.628	10.29	39,777
Qualified X (1.25)	83,954.564	10.26	861,374
Qualified XII (0.30)	8,498.871	10.58	89,918
Qualified XII (0.45)	3,127.119	10.53	32,929
Qualified XII (0.55)	53,661.335	10.49	562,907
Qualified XII (0.60)	3,333.582	10.48	34,936
Qualified XII (0.65)	36,053.899	10.46	377,124
Qualified XII (0.70)	19,397.646	10.44	202,511
Qualified XII (0.75)	84,545.972	10.66	901,260
Qualified XII (0.80)	323,603.176	10.41	3,368,709
Qualified XII (0.85)	70,426.347	10.39	731,730
Qualified XII (0.90)	8,364.532	10.38	86,824
Qualified XII (0.95)	54,210.341	10.36	561,619
Qualified XII (1.00)	151,677.697	10.34	1,568,347
Qualified XII (1.05)	16,926.988	10.33	174,856
Qualified XII (1.10)	11,354.396	10.31	117,064
Qualified XII (1.15)	27,298.218	10.29	280,899
Qualified XII (1.20)	1,509.980	10.28	15,523
Qualified XII (1.25)	12,798.955	10.26	131,317
Qualified XII (1.30)	1,501.625	10.25	15,392
Qualified XII (1.35)	1,216.704	10.23	12,447
Qualified XII (1.40)	3,080.747	10.21	31,454
Qualified XII (1.45)	1,132.356	10.20	11,550
Qualified XII (1.50)	341.882	10.18	3,480
Qualified XV	110.314	10.36	1,143
Qualified XVI	5,906.559	10.18	60,129

  ING life insurance and annuity company

  variable annuity account c

  Notes to Financial Statements (Unaudited)

Division/Contract	Units	Unit Value	Extended Value
Pioneer Equity Income (continued)
Qualified XVII	3,495.778	$ 10.26	$ 35,867
Qualified XVIII	655.251	10.26	6,723
Qualified XXI	4,543.320	10.41	47,296
Qualified XXIV	7,163.619	10.39	74,430
Qualified XXV	10,567.397	10.43	110,218
Qualified XXVI	2,705.175	10.38	28,080
Qualified XXXII	820.878	11.00	9,030
Qualified XXXIII (0.65)	11,693.398	10.78	126,055
Qualified XXXIV (0.60)	1,570.852	10.66	16,745
	1,667,300.170		$ 17,457,573

Pioneer Fund
Contracts in accumulation period:
ING MAP PLUS NP11	32.846	$ 10.03	$ 329
Qualified VI	86,615.291	9.29	804,656
Qualified X (1.25)	39,925.516	9.29	370,908
Qualified XII (0.55)	2,165.094	9.50	20,568
Qualified XII (0.65)	1,742.668	9.47	16,503
Qualified XII (0.70)	6,079.966	9.45	57,456
Qualified XII (0.75)	3,127.465	9.77	30,555
Qualified XII (0.80)	17,964.213	9.42	169,223
Qualified XII (0.85)	19,681.973	9.41	185,207
Qualified XII (0.90)	263.215	9.39	2,472
Qualified XII (0.95)	16,225.343	9.38	152,194
Qualified XII (1.00)	21,792.389	9.36	203,977
Qualified XII (1.05)	5,227.122	9.35	48,874
Qualified XII (1.10)	1,326.976	9.33	12,381
Qualified XII (1.15)	1,967.841	9.32	18,340
Qualified XII (1.20)	683.364	9.30	6,355
Qualified XII (1.25)	8,749.700	9.29	81,285
Qualified XII (1.35)	416.655	9.26	3,858
Qualified XII (1.40)	706.713	9.24	6,530
Qualified XII (1.50)	0.839	9.21	8
Qualified XVI	1,860.298	9.21	17,133
Qualified XVII	865.556	9.29	8,041
Qualified XXI	919.531	9.42	8,662
Qualified XXIV	2,053.487	9.40	19,303
Qualified XXV	190.788	9.44	1,801
Qualified XXXIV (0.60)	177.642	9.77	1,736
	240,762.491		$ 2,248,355

  ING life insurance and annuity company

  variable annuity account c

  Notes to Financial Statements (Unaudited)

Division/Contract	Units	Unit Value	Extended Value
Pioneer High Yield VCT
Contracts in accumulation period:
Qualified VI	59,532.463	$ 10.34	$ 615,566
Qualified X (1.25)	51.719	10.40	538
Qualified XII (0.65)	16.335	10.37	169
Qualified XII (0.70)	5,019.289	10.37	52,050
Qualified XII (0.75)	409.718	10.37	4,249
Qualified XII (0.80)	3,550.527	10.36	36,783
Qualified XII (0.85)	5,454.695	10.36	56,511
Qualified XII (0.95)	6,363.472	10.36	65,926
Qualified XII (1.00)	82,156.372	10.35	850,318
Qualified XII (1.05)	2,689.178	10.35	27,833
Qualified XII (1.10)	72.952	10.35	755
Qualified XII (1.25)	1,293.975	10.34	13,380
Qualified XII (1.35)	4.572	10.34	47
Qualified XII (1.40)	3.597	10.34	37
Qualified XII (1.50)	33.359	10.33	345
Qualified XVI	3,821.435	10.33	39,475
Qualified XXIV	176,866.749	10.70	1,892,474
	347,340.407		$ 3,656,456

Pioneer Mid Cap Value
Currently payable annuity contracts:			$ 90,579
Contracts in accumulation period:
ING MAP PLUS NP26	10.701	$ 10.54	113
NYSUT 457	157,326.395	14.68	2,309,551
Qualified VI	1,035,961.344	12.91	13,374,261
Qualified X (1.15)	16,032.774	12.95	207,624
Qualified X (1.25)	127,022.909	12.91	1,639,866
Qualified XII (0.55)	17,097.471	13.20	225,687
Qualified XII (0.60)	11,702.548	13.18	154,240
Qualified XII (0.65)	9,954.855	13.16	131,006
Qualified XII (0.70)	47,068.919	13.14	618,486
Qualified XII (0.75)	82,674.504	13.24	1,094,610
Qualified XII (0.80)	279,050.210	13.10	3,655,558
Qualified XII (0.85)	50,371.830	13.08	658,864
Qualified XII (0.90)	6,517.641	13.06	85,120
Qualified XII (0.95)	51,394.590	13.03	669,672
Qualified XII (1.00)	393,718.962	13.01	5,122,284
Qualified XII (1.05)	26,508.912	12.99	344,351
Qualified XII (1.10)	20,995.933	12.97	272,317
Qualified XII (1.15)	3,973.449	12.95	51,456

  ING life insurance and annuity company

  variable annuity account c

  Notes to Financial Statements (Unaudited)

Division/Contract	Units	Unit Value	Extended Value
Pioneer Mid Cap Value (continued)
Qualified XII (1.20)	2,343.428	$ 12.93	$ 30,301
Qualified XII (1.25)	14,164.748	12.91	182,867
Qualified XII (1.30)	2,347.326	12.89	30,257
Qualified XII (1.35)	1,863.128	12.87	23,978
Qualified XII (1.40)	7,659.735	12.85	98,428
Qualified XII (1.45)	3,182.573	12.83	40,832
Qualified XII (1.50)	1,038.437	12.81	13,302
Qualified XV	1,765.910	13.03	23,010
Qualified XVI	24,376.798	12.81	312,267
Qualified XVII	459.855	12.91	5,937
Qualified XVIII	4,127.706	12.91	53,289
Qualified XXI	11,113.141	13.10	145,582
Qualified XXIV	18,165.213	13.07	237,419
Qualified XXV	27,839.536	13.12	365,255
Qualified XXVI	6,374.789	13.06	83,255
Qualified XXXII	5,861.534	11.18	65,532
Qualified XXXIII (0.65)	841.390	13.39	11,266
Qualified XXXIV (0.60)	2,010.810	13.24	26,623
	2,472,920.004		$ 32,455,045

Scudder Equity 500 Index
Contracts in accumulation period:
Qualified XII (1.00)	17.481	$ 11.33	$ 198
	17.481		$ 198

T. Rowe Price Mid-Cap Value
Contracts in accumulation period:
ING MAP PLUS NP11	936.480	$ 10.47	$ 9,805
ING MAP PLUS NP15	12,326.490	10.45	128,812
ING MAP PLUS NP16	7,084.120	10.45	74,029
ING MAP PLUS NP19	7,322.034	10.44	76,442
ING MAP PLUS NP27	4.956	10.41	52
	27,674.080		$ 289,140

Templeton Foreign
Contracts in accumulation period:
ING MAP PLUS NP10	11,017.672	$ 10.07	$ 110,948
ING MAP PLUS NP11	12,482.606	10.06	125,575
ING MAP PLUS NP15	115.987	10.05	1,166
ING MAP PLUS NP16	1,089.673	10.05	10,951
ING MAP PLUS NP22	625.255	10.03	6,271
ING MAP PLUS NP29	4,697.356	10.00	46,974
	30,028.549		$ 301,885

  ING life insurance and annuity company

  variable annuity account c

  Notes to Financial Statements (Unaudited)

Division/Contract	Units	Unit Value	Extended Value
Templeton Growth
Contracts in accumulation period:
ING MAP PLUS NP16	2,239.571	$ 10.10	$ 22,620
ING MAP PLUS NP19	1,224.925	10.09	12,359
ING MAP PLUS NP22	23.679	10.08	239
	3,488.175		$ 35,218

Templeton Global Bond
Contracts in accumulation period:
Qualified V	509.521	$ 10.55	$ 5,375
Qualified VI	64,183.629	10.55	677,137
Qualified XII (0.60)	22.028	15.90	350
Qualified XII (0.70)	4,050.578	15.85	64,202
Qualified XII (0.75)	657.434	15.83	10,407
Qualified XII (0.80)	879.030	15.80	13,889
Qualified XII (0.85)	591.985	10.57	6,257
Qualified XII (0.95)	11,111.832	10.57	117,452
Qualified XII (1.00)	69,723.583	10.56	736,281
Qualified XII (1.05)	1,305.996	10.56	13,791
Qualified XII (1.10)	52.171	10.56	551
Qualified XII (1.20)	1.872	10.55	20
Qualified XII (1.25)	114.835	10.55	1,212
Qualified XII (1.35)	2.847	10.55	30
Qualified XII (1.40)	2.221	10.55	23
Qualified XVI	3,383.061	10.54	35,657
Qualified XXIV	863.165	10.74	9,270
	157,455.788		$ 1,691,904

UBS U.S. Small Cap Growth
Contracts in accumulation period:
ING MAP PLUS NP11	4,629.043	$ 9.35	$ 43,282
	4,629.043		$ 43,282

Vanguard® 500 Index
Contracts in accumulation period:
Qualified XXXI	1,176.860	$ 9.91	$ 11,663
	1,176.860		$ 11,663

Vanguard® Variable Insurance
Contracts in accumulation period:
ING MAP PLUS NP11	18,008.690	$ 10.32	$ 185,850
ING MAP PLUS NP22	4.820	10.30	50
	18,013.510		$ 185,900

  ING life insurance and annuity company

  variable annuity account c

  Notes to Financial Statements (Unaudited)

Division/Contract	Units	Unit Value	Extended Value
Wanger Select
Contracts in accumulation period:
Qualified VI	40,321.599	$ 9.99	$ 402,813
Qualified XII (0.70)	2,177.459	10.01	21,796
Qualified XII (0.75)	6.649	10.01	67
Qualified XII (0.80)	1,648.753	10.01	16,504
Qualified XII (0.85)	9,349.497	10.01	93,588
Qualified XII (0.90)	6.170	10.00	62
Qualified XII (0.95)	5,270.348	10.00	52,703
Qualified XII (1.00)	37,016.751	10.00	370,168
Qualified XII (1.05)	7,229.809	10.00	72,298
Qualified XII (1.10)	1,421.187	10.00	14,212
Qualified XII (1.15)	1,026.388	9.99	10,254
Qualified XII (1.20)	601.877	9.99	6,013
Qualified XII (1.25)	186.783	9.99	1,866
Qualified XII (1.40)	34.691	9.98	346
Qualified XVI	675.977	9.98	6,746
Qualified XXIV	1,726.160	10.32	17,814
	108,700.098		$ 1,087,250

Wanger U.S. Smaller Companies
Contracts in accumulation period:
Qualified VI	52,910.302	$ 10.14	$ 536,510
Qualified XII (0.65)	12.946	10.16	132
Qualified XII (0.70)	6,147.225	10.16	62,456
Qualified XII (0.75)	134.717	10.16	1,369
Qualified XII (0.80)	2,155.583	10.16	21,901
Qualified XII (0.85)	8,633.869	10.15	87,634
Qualified XII (0.95)	1,070.001	10.15	10,861
Qualified XII (1.00)	35,597.405	10.15	361,314
Qualified XII (1.05)	1,074.898	10.14	10,899
Qualified XII (1.10)	385.504	10.14	3,909
Qualified XII (1.15)	627.585	10.14	6,364
Qualified XII (1.25)	1,100.107	10.14	11,155
Qualified XII (1.40)	1.617	10.13	16
Qualified XII (1.50)	6.917	10.13	70
Qualified XVI	715.110	10.13	7,244
Qualified XXIV	1,519.407	10.32	15,680
	112,093.193		$ 1,137,514

  ING life insurance and annuity company

  variable annuity account c

  Notes to Financial Statements (Unaudited)

Division/Contract	Units	Unit Value	Extended Value
Washington Mutual Investors FundSM - Class R-3
Contracts in accumulation period:
ING MAP PLUS NP10	21,716.177	$ 10.12	$ 219,768
ING MAP PLUS NP11	21,459.402	10.12	217,169
ING MAP PLUS NP15	28,017.120	10.11	283,253
ING MAP PLUS NP17	566.934	10.10	5,726
ING MAP PLUS NP19	1,837.778	10.09	18,543
ING MAP PLUS NP21	29.423	10.09	297
ING MAP PLUS NP23	226.910	10.08	2,287
ING MAP PLUS NP27	3.725	10.07	38
ING MAP PLUS NP29	2,035.782	10.06	20,480
ING MAP PLUS NP7	1,575.207	10.13	15,957
	77,468.458		$ 783,518

Washington Mutual Investors FundSM - Class R-4
Contracts in accumulation period:
Qualified VI	589,558.781	$ 10.20	$ 6,013,500
Qualified XII (0.55)	2,498.837	10.23	25,563
Qualified XII (0.60)	5,461.100	10.23	55,867
Qualified XII (0.65)	0.781	10.23	8
Qualified XII (0.70)	13,682.475	10.22	139,835
Qualified XII (0.75)	3,229.583	10.22	33,006
Qualified XII (0.80)	531,946.806	10.22	5,436,496
Qualified XII (0.85)	27,455.578	10.22	280,596
Qualified XII (0.90)	3,491.247	10.22	35,681
Qualified XII (0.95)	16,364.373	10.21	167,080
Qualified XII (1.00)	331,675.131	10.21	3,386,403
Qualified XII (1.05)	11,290.445	10.21	115,275
Qualified XII (1.10)	25,626.521	10.21	261,647
Qualified XII (1.15)	7,006.724	10.21	71,539
Qualified XII (1.20)	1,172.393	10.20	11,958
Qualified XII (1.25)	18,317.303	10.20	186,836
Qualified XII (1.35)	7.949	10.20	81
Qualified XII (1.40)	257.963	10.19	2,629
Qualified XII (1.50)	43.191	10.19	440
Qualified XVI	10,944.243	10.19	111,522
Qualified XVII	2,556.061	10.21	26,097
Qualified XXIV	8,541.999	10.44	89,178
	1,611,129.484		$ 16,451,237

  ING life insurance and annuity company

  variable annuity account c

  Notes to Financial Statements (Unaudited)

  Qualified I

  Individual Contracts issued prior to May 1, 1975 in connection with "Qualified Corporate Retirement Plans" established pursuant to Section 401 of the Internal Revenue Code ("Code"); tax-deferred annuity Plans established by the public school systems and tax-exempt organizations pursuant to Section 403(b) of the Code, and certain individual retirement annuity plans established by or on behalf of individuals pursuant to section 408(b) of the Code; individual Contracts issued prior to November 1, 1975 in connection with "H.R. 10 Plans" established by persons entitled to the benefits of the Self-Employed Individuals Tax Retirement Act of 1962, as amended; allocated group Contracts issued prior to May 1, 1975 in connection with qualified corporate retirement plans; and group Contracts issued prior to October 1, 1978 in connection with tax-deferred annuity plans.

  Qualified V

  Certain group AetnaPlus Contracts issued since August 28, 1992 in connection with "Optional Retirement Plans" established pursuant to Section 403(b) or 401(a) of the Internal Revenue Code.

  Qualified VI

  Certain group AetnaPlus Contracts issued in connection with tax-deferred annuity plans, Retirement Plus plans and deferred compensation plans since August 28, 1992.

  Qualified VII

  Certain existing Contracts that were converted to ACES, an administrative system (previously valued under Qualified I).

  Qualified VIII

  Group AetnaPlus Contracts issued in connection with Tax-Deferred Annuity Plans and Deferred Compensation Plans adopted by state and local governments since June 30, 1993.

  Qualified IX

  Certain large group Contracts (Jumbo) that were converted to ACES, an administrative system (previously valued under Qualified VI).

  Qualified X

  Individual retirement annuity and Simplified Employee Pension ("SEP") plans issued or converted to ACES, an administrative system.

  ING life insurance and annuity company

  variable annuity account c

  Notes to Financial Statements (Unaudited)

  Qualified XII

  Group Retirement Plus and Voluntary TDA Contracts issued since 1996 in connection with plans established pursuant to Section 403(b) or 401(a) of the Internal Revenue Code, shown separately by applicable daily charge; and Contracts issued since October 1, 1996 in connection with optional retirement plans established pursuant to Section 403(b) or 403(a) of the Internal Revenue Code.

  Qualified XIII

  Certain existing Contracts issued in connection with deferred compensation plans issued through product exchange on May 25, 1996 (previously valued under Qualified VI).

  Qualified XV

  Certain existing Contracts issued in connection with deferred compensation plans issued through product exchange on December 16, 1996 (previously valued under Qualified VI), and new Contracts issued after that date in connection with certain deferred compensation plans.

  Qualified XVI

  Group AetnaPlus Contracts assessing an administrative expense charge effective April 7, 1997 issued in connection with tax-deferred annuity plans, Retirement Plus plans and deferred compensation plans.

  Qualified XVII

  Group AetnaPlus Contracts containing contractual limits on fees issued in connection with tax-deferred annuity plans and deferred compensation plans, which resulted in reduced daily charges for certain funding options effective May 29, 1997.

  Qualified XVIII

  Individual retirement annuity and SEP plan Contracts containing contractual limits on fees, which resulted in reduced daily charges for certain funding options effective May 29, 1997.

  Qualified XIX

  Group Corporate 401 Contracts containing contractual limits on fees, which resulted in reduced daily charges for certain funding options effective May 29, 1997.

  ING life insurance and annuity company

  variable annuity account c

  Notes to Financial Statements (Unaudited)

  Qualified XX

  Group HR 10 Contracts containing contractual limits on fees, which resulted in reduced daily charges for certain funding options effective May 29, 1997.

  Qualified XXI

  Certain existing Contracts issued in connection with deferred compensation plans having Contract modifications effective May 20, 1999.

  Qualified XXII

  Certain existing Contracts issued in connection with deferred compensation plans having Contract modifications effective May 20, 1999.

  Qualified XXIII

  Group Contracts issued in connection with the ING Retirement Master plans, effective in 2003 (previously valued under Qualified XII).

  Qualified XXIV

  Group Contract issued in connection with optional retirement plans having Contract modifications effective July 2000 to lower mortality and expense fee.

  Qualified XXV

  Group Contract issued in connection with Aetna Government Custom Choice plans having Contract modifications effective October 2000 to lower mortality and expense fee.

  Qualified XXVI

  Group Contract issued in connection with Aetna Government Custom Choice plans having Contract modifications effective October 2000 to lower mortality and expense fee.

  Qualified XXVII

  Group Contract issued in connection with tax deferred annuity plans having Contract modifications effective February 2000 to lower mortality and expense fee.

  Qualified XXVIII

  Group Contract issued in connection with optional retirement plans having Contract modifications effective February 2000 to lower mortality and expense fee.

  ING life insurance and annuity company

  variable annuity account c

  Notes to Financial Statements (Unaudited)

  Qualified XXIX

  Individual Contracts issued in connection with tax-deferred annuity plans and individual retirement annuity plans since May 1, 1975, H.R. 10 Plans since November 1, 1975; group Contracts issued since October 1, 1978 in connection with tax-deferred annuity plans and group Contracts issued since May 1, 1979 in connection with deferred compensation plans adopted by state and local governments and H.R. 10 Plans.

  Qualified XXX

  Individual Contracts issued in connection with tax-deferred annuity plans and individual retirement annuity plans since May 1, 1975, H.R. 10 Plans since November 1, 1975; group Contracts issued since October 1, 1978 in connection with tax-deferred annuity plans and group Contracts issued since May 1, 1979 in connection with deferred compensation plans adopted by state and local governments and H.R. 10 Plans.

  Qualified XXXI

  Group Contract issued in connection with the San Bernadino 457F Plan at a zero basis point charge, effective in 2004.

  Qualified XXXII

  Individual Contracts issued in connection with the 1992/1994 Pension IRA at 125 basis points, effective in 2004.

  Qualified XXXIV

  Group Contract issued in connection with ING Custom Choice plans at 60 basis points.

  ING life insurance and annuity company

  variable annuity account c

  Notes to Financial Statements (Unaudited)

  Financial Highlights
A summary of unit values and units outstanding for variable annuity Contracts, expense ratios, excluding expenses of underlying funds, investment income ratios, and total return for the nine months ended September 30, 2004 and 2003, and the years ended December 31, 2002 and 2001, along with units outstanding and unit values for the year ended December 31, 2000, follows:

				Investment
	Units	Unit Fair Value	Net Assets	Income	Expense RatioB	Total ReturnC
Division	(000's)	(lowest to highest)	(000's)	RatioA	(lowest to highest)	(lowest to highest)
AIM Mid Cap Core Equity
2004*	17	$10.26	$ 177	(e)%	0.65%	(e)
2003*	(e)	(e)	(e)	(e)	(e)	(e)
2002	(e)	(e)	(e)	(e)	(e)	(e)
2001	(e)	(e)	(e)	(e)	(e)	(e)
2000	(e)	(e)	(e)	(e)	(e)	(e)
AIM V.I. Capital Appreciation
2004*	2,360	$5.26 to $9.84	19,360	-	0.25% to 1.50%	-4.16% to 5.02%
2003*	2,424	$4.90 to $8.22	18,584	-	0.25% to 1.50%	14.58% to 15.61%
2002	2,288	$4.26 to $7.11	15,302	-	0.00% to 1.50%	-25.48% to -24.62%
2001	2,119	$5.69 to $9.39	19,027	7.37	0.00% to 1.75%	-24.43% to -23.55%
2000	1,839	$7.50 to $12.29	21,974	(a)	(a)	(a)
AIM V.I. Core Equity
2004*	4,957	$6.20 to $10.42	38,296	-	0.25% to 1.50%	0.26% to 30.00%
2003*	5,597	$5.58 to $7.31	38,858	-	0.25% to 1.50%	11.04% to 12.17%
2002	5,575	$5.00 to $6.54	34,728	0.33	0.00% to 1.50%	-16.84% to -15.71%
2001	5,919	$5.99 to $7.76	44,279	0.05	0.00% to 1.75%	-23.99% to -23.10%
2000	5,023	$7.84 to $10.04	48,981	(a)	(a)	(a)
AIM V.I. Growth
2004*	3,158	$4.04 to $10.03	16,661	-	0.25% to 1.50%	-3.32% to 47.50%
2003*	3,120	$3.75 to $5.16	15,275	-	0.25% to 1.50%	16.75% to 17.97%
2002	2,722	$3.20 to $4.38	11,403	-	0.25% to 1.50%	-32.00% to -31.21%
2001	2,533	$4.69 to $6.34	15,568	0.21	0.00% to 1.75%	-34.87% to -34.11%
2000	2,061	$7.16 to $9.62	19,441	(a)	(a)	(a)

ING life insurance and annuity company

variable annuity account c

Notes to Financial Statements (Unaudited)

				Investment
	Units	Unit Fair Value	Net Assets	Income	Expense RatioB	Total ReturnC
Division	(000's)	(lowest to highest)	(000's)	RatioA	(lowest to highest)	(lowest to highest)
AIM V.I. Premier Equity
2004*	2,785	$5.95 to $9.98	$ 19,238	-%	0.25% to 1.50%	-3.55% to 13.58%
2003*	2,964	$5.59 to $6.77	19,178	-	0.25% to 1.50%	12.02% to 13.09%
2002	2,777	$4.97 to $5.99	15,977	0.34	0.25% to 1.50%	-31.30% to -30.50%
2001	2,682	$7.19 to $8.58	22,335	2.33	0.00% to 1.75%	-13.87% to -12.88%
2000	1,903	$8.32 to $9.94	18,487	(a)	(a)	(a)
Alliance Bernstein Growth and Income
2004*	2	$9.91	16	(e)	0.95%	(e)
2003*	(e)	(e)	(e)	(e)	(e)	(e)
2002	(e)	(e)	(e)	(e)	(e)	(e)
2001	(e)	(e)	(e)	(e)	(e)	(e)
2000	(e)	(e)	(e)	(e)	(e)	(e)
American Balanced
2004*	63	$9.96 to $10.03	634	(e)	0.30% to 1.40%	(e)
2003*	(e)	(e)	(e)	(e)	(e)	(e)
2002	(e)	(e)	(e)	(e)	(e)	(e)
2001	(e)	(e)	(e)	(e)	(e)	(e)
2000	(e)	(e)	(e)	(e)	(e)	(e)
American Century® Income & Growth
2004*	358	$9.18 to $28.27	3,328	1.41	1.00% to 1.10%	1.98% to 2.11%
2003*	244	$7.96 to $24.55	1,981	1.15	1.00% to 1.10%	13.29% to 13.39%
2002	159	$7.02 to $21.67	1,152	1.30	1.00% to 1.10%	-20.84% to -20.40%
2001	62	$8.82 to $27.26	629	(b)	0.00% to 1.75%	(b)
2000	(b)	(b)	(b)	(b)	(b)	(b)
Ariel Appreciation
2004*	15	$5.95 to $9.98	153	(e)	0.85% to 1.40%	(e)
2003*	(e)	(e)	(e)	(e)	(e)	(e)
2002	(e)	(e)	(e)	(e)	(e)	(e)
2001	(e)	(e)	(e)	(e)	(e)	(e)
2000	(e)	(e)	(e)	(e)	(e)	(e)

ING life insurance and annuity company

variable annuity account c

Notes to Financial Statements (Unaudited)

				Investment
	Units	Unit Fair Value	Net Assets	Income	Expense RatioB	Total ReturnC
Division	(000's)	(lowest to highest)	(000's)	RatioA	(lowest to highest)	(lowest to highest)
Ariel
2004*	3	$10.78 to $10.79	$ 31	(e)%	1.25% to 1.40%	(e)
2003*	(e)	(e)	(e)	(e)	(e)	(e)
2002	(e)	(e)	(e)	(e)	(e)	(e)
2001	(e)	(e)	(e)	(e)	(e)	(e)
2000	(e)	(e)	(e)	(e)	(e)	(e)
Baron Asset
2004*	2	$10.46 to $10.48	22	(e)	0.60% to 0.95%	(e)
2003*	(e)	(e)	(e)	(e)	(e)	(e)
2002	(e)	(e)	(e)	(e)	(e)	(e)
2001	(e)	(e)	(e)	(e)	(e)	(e)
2000	(e)	(e)	(e)	(e)	(e)	(e)
Baron Growth
2004*	20	$10.46 to $10.53	207	-	0.50% to 1.50%	-
2003*	-	$12.91	-	(d)	0.00%	(d)
2002	(d)	(d)	(d)	(d)	(d)	(d)
2001	(d)	(d)	(d)	(d)	(d)	(d)
2000	(d)	(d)	(d)	(d)	(d)	(d)
Calvert Social Balanced
2004*	3,424	$10.34 to $27.72	63,377	-	0.25% to 1.50%	1.15% to 2.14%
2003*	3,159	$9.80 to $25.56	55,400	-	0.25% to 1.50%	10.12% to 11.23%
2002	3,111	$8.88 to $23.11	49,766	2.70	0.00% to 1.50%	-13.46% to -12.46%
2001	3,120	$10.23 to $26.58	58,340	5.40	0.00% to 1.75%	-8.34% to -7.27%
2000	3,005	$11.13 to $28.86	63,262	(a)	(a)	(a)
EuroPacific Growth - Class R-3
2004*	34	$10.14 to $10.21	343	(e)	0.40% to 1.40%	(e)
2003*	(e)	(e)	(e)	(e)	(e)	(e)
2002	(e)	(e)	(e)	(e)	(e)	(e)
2001	(e)	(e)	(e)	(e)	(e)	(e)
2000	(e)	(e)	(e)	(e)	(e)	(e)

ING life insurance and annuity company

variable annuity account c

Notes to Financial Statements (Unaudited)

				Investment
	Units	Unit Fair Value	Net Assets	Income	Expense RatioB	Total ReturnC
Division	(000's)	(lowest to highest)	(000's)	RatioA	(lowest to highest)	(lowest to highest)
EuroPacific Growth - Class R-4
2004*	654	$10.10 to $10.54	$ 6,619	(e)%	0.70% to 1.50%	(e)
2003*	(e)	(e)	(e)	(e)	(e)	(e)
2002	(e)	(e)	(e)	(e)	(e)	(e)
2001	(e)	(e)	(e)	(e)	(e)	(e)
2000	(e)	(e)	(e)	(e)	(e)	(e)
Evergreen Special Values
2004*	2,161	$10.39 to $16.81	35,355	-	0.55% to 1.55%	6.65% to 6.71%
2003*	976	$13.41 to $13.56	13,088	-	0.95% to 1.00%	17.22% to 17.30%
2002	819	$11.44 to $11.56	9,367	-	0.95% to 1.00%	-7.97% to -7.92%
2001	316	$12.43 to $12.56	3,926	(b)	0.00% to 1.75%	(b)
2000	(b)	(b)	(b)	(b)	(b)	(b)
Fidelity® Advisor Mid Cap
2004*	31	$9.88 to $9.94	306	(e)	0.35% to 1.35%	(e)
2003*	(e)	(e)	(e)	(e)	(e)	(e)
2002	(e)	(e)	(e)	(e)	(e)	(e)
2001	(e)	(e)	(e)	(e)	(e)	(e)
2000	(e)	(e)	(e)	(e)	(e)	(e)
Fidelity® VIP Asset ManagerSM
2004*	1,221	$17.20 to $17.30	21,118	2.74	1.00% to 1.10%	-.92% to -0.86%
2003*	1,240	$16.38 to $16.46	20,411	3.59	1.00% to 1.10%	10.08% to 10.17%
2002	1,221	$14.88 to $14.94	18,235	3.97	1.00% to 1.10%	-9.73% to -9.64%
2001	1,306	$16.48 to $16.54	21,589	5.70	1.05% to 1.25%	-5.29% to -5.10%
2000	1,362	$17.41 to $17.43	23,730	(a)	(a)	(a)
Fidelity® VIP Contrafund®
2004*	30,797	$10.41 to $26.14	651,146	0.33	0.25% to 1.80%	4.56% to 5.58%
2003*	26,255	$10.31 to $22.40	482,277	0.44	0.25% to 1.50%	13.97% to 15.05%
2002	23,810	$10.26 to $19.58	382,356	0.79	0.00% to 1.50%	-10.70% to -9.48%
2001	20,685	$11.40 to $21.82	375,287	3.44	0.00% to 1.75%	-13.56% to -12.55%
2000	19,961	$11.84 to $25.13	420,902	(a)	(a)	(a)

ING life insurance and annuity company

variable annuity account c

Notes to Financial Statements (Unaudited)

				Investment
	Units	Unit Fair Value	Net Assets	Income	Expense RatioB	Total ReturnC
Division	(000's)	(lowest to highest)	(000's)	RatioA	(lowest to highest)	(lowest to highest)
Fidelity® VIP Equity-Income
2004*	20,663	$9.96 to $24.87	$ 367,182	1.51%	0.25% to 1.95%	0.94% to 1.89%
2003*	17,470	$9.95 to $21.54	273,186	1.73	0.25% to 1.50%	12.62% to 13.68%
2002	16,267	$8.79 to $19.07	226,895	1.66	0.00% to 1.50%	-18.19% to -17.24%
2001	13,666	$10.66 to $23.23	237,314	5.91	0.00% to 1.75%	-6.38% to -5.29%
2000	10,367	$11.30 to $24.73	195,903	(a)	(a)	(a)
Fidelity® VIP Growth
2004*	25,055	$8.77 to $22.34	364,119	0.27	0.25% to 1.65%	-5.74% to -4.88%
2003*	23,626	$8.33 to $21.32	332,155	0.26	0.25% to 1.50%	18.08% to 19.18%
2002	23,257	$8.30 to $18.00	277,744	0.25	0.00% to 1.50%	-31.15% to -30.35%
2001	22,173	$11.97 to $26.05	388,351	7.04	0.00% to 1.75%	-18.89% to -17.94%
2000	20,583	$14.65 to $32.00	448,872	(a)	(a)	(a)
Fidelity® VIP High Income
2004*	682	$8.61 to $8.66	5,988	8.57	1.00% to 1.50%	3.96% to 3.99%
2003*	920	$7.88 to $7.92	7,361	5.32	1.00% to 1.50%	19.76% to 19.82%
2002	529	$6.58 to $6.61	3,569	8.54	1.00% to 1.50%	2.31% to 2.41%
2001	411	$6.43 to $6.45	2,694	12.33	0.75% to 1.50%	-12.83% to -12.67%
2000	332	$7.38 to $7.39	2,450	(a)	(a)	(a)
Fidelity® VIP Index 500
2004*	4,956	$21.48 to $21.61	107,020	1.30	1.00% to 1.10%	0.51% to 0.56%
2003*	4,575	$19.12 to $19.22	87,875	1.45	1.00% to 1.10%	13.61% to 13.73%
2002	4,302	$16.83 to $16.90	72,668	1.32	1.00% to 1.10%	-23.10% to -23.32%
2001	4,378	$21.89 to $21.96	96,097	1.12	1.05% to 1.25%	-13.20% to -13.03%
2000	4,146	$25.21 to $25.25	104,650	(a)	(a)	(a)
Fidelity® VIP Overseas
2004*	3,076	$7.30 to $13.70	36,397	1.18	0.25% to 1.50%	-1.68% to 12.18%
2003*	1,849	$6.38 to $11.96	19,670	0.66	0.25% to 1.50%	21.78% to 22.97%
2002	1,719	$5.21 to $9.79	14,076	0.74	0.00% to 1.50%	-21.47% to -20.56%
2001	1,306	$6.61 to $12.42	14,766	13.21	0.00% to 1.75%	-22.35% to -21.44%
2000	1,232	$8.47 to $15.94	18,192	(a)	(a)	(a)

ING life insurance and annuity company

variable annuity account c

Notes to Financial Statements (Unaudited)

Investment
	Units	Unit Fair Value	Net Assets	Income	Expense RatioB	Total ReturnC
Division	(000's)	(lowest to highest)	(000's)	RatioA	(lowest to highest)	(lowest to highest)
Franklin Small-Mid Cap Growth
2004*	5	$9.63 to $9.65	$ 46	(e)%	1.30% to 1.60%	(e)
2003*	(e)	(e)	(e)	(e)	(e)	(e)
2002	(e)	(e)	(e)	(e)	(e)	(e)
2001	(e)	(e)	(e)	(e)	(e)	(e)
2000	(e)	(e)	(e)	(e)	(e)	(e)
Franklin Small Cap Value Securities
2004*	2,394	$10.88 to $14.63	31,834	0.18	0.45% to 1.50%	9.34% to 10.13%
2003*	1,158	$9.75 to $11.36	11,947	0.23	0.55% to 1.50%	11.10% to 11.83%
2002	860	$9.19 to $9.32	7,951	0.55	0.55% to 1.50%	-10.62% to -10.12%
2001	13	$10.28 to $10.30	130	(b)	0.00% to 1.75%	(b)
2000	(b)	(b)	(b)	(b)	(b)	(b)
The Growth Fund of America® - Class R-3
2004*	71	$9.85 to $9.92	698	(e)	0.30% to 1.40%	(e)
2003*	(e)	(e)	(e)	(e)	(e)	(e)
2002	(e)	(e)	(e)	(e)	(e)	(e)
2001	(e)	(e)	(e)	(e)	(e)	(e)
2000	(e)	(e)	(e)	(e)	(e)	(e)
The Growth Fund of America® - Class R-4
2004*	2,385	$9.89 to $10.19	23,642	(e)	0.55% to 1.50%	(e)
2003*	(e)	(e)	(e)	(e)	(e)	(e)
2002	(e)	(e)	(e)	(e)	(e)	(e)
2001	(e)	(e)	(e)	(e)	(e)	(e)
2000	(e)	(e)	(e)	(e)	(e)	(e)
The Income Fund of America® - Class R-3
2004*	6	$10.25 to $10.32	62	(e)	0.30% to 1.25%	(e)
2003*	(e)	(e)	(e)	(e)	(e)	(e)
2002	(e)	(e)	(e)	(e)	(e)	(e)
2001	(e)	(e)	(e)	(e)	(e)	(e)
2000	(e)	(e)	(e)	(e)	(e)	(e)

ING life insurance and annuity company

variable annuity account c

Notes to Financial Statements (Unaudited)

				Investment
	Units	Unit Fair Value	Net Assets	Income	Expense RatioB	Total ReturnC
Division	(000's)	(lowest to highest)	(000's)	RatioA	(lowest to highest)	(lowest to highest)
ING GET Fund - Series G
2004*	1,844	$9.94 to $10.77	$ 19,000	4.35%	0.50% to 1.75%	-0.78% to 0.19%
2003*	2,611	$10.20 to $10.60	26,993	3.92	0.70% to 1.75%	0.39% to 1.15%
2002	2,896	$10.16 to $10.48	29,756	3.84	0.25% to 1.75%	3.15% to 4.13%
2001	3,400	$9.85 to $10.11	33,746	0.39	0.25% to 1.75%	-0.35% to 0.08%
2000	3,829	$9.88 to $10.03	38,004	(a)	(a)	(a)
ING GET Fund - Series H
2004*	1,345	$9.95 to $10.92	14,034	4.58	0.50% to 1.75%	-0.87% to 0.09%
2003*	1,929	$10.32 to $10.82	20,172	3.94	0.50% to 1.75%	0.88% to 1.88%
2002	2,251	$10.23 to $10.62	23,282	3.60	0.25% to 1.75%	2.95% to 3.93%
2001	2,578	$9.93 to $10.17	25,808	0.47	0.25% to 1.75%	-1.09% to 0.08%
2000	2,894	$9.87 to $10.16	29,176	(a)	(a)	(a)
ING GET Fund - Series I
2004*	81	$9.92 to $10.19	828	3.75	1.75%	-1.00% to -0.97%
2003*	111	$10.27	1,136	3.35	1.75%	1.18%
2002	117	$10.15	1,190	3.54	1.75%	3.52%
2001	128	$9.80	1,252	0.24	1.75%	-0.60%
2000	138	$9.86	1,364	(a)	(a)	(a)
ING GET Fund - Series J
2004*	36	$9.94 to $10.10	359	4.56	1.75%	-0.80% to -0.79%
2003*	38	$10.19	386	3.59	1.75%	0.89%
2002	39	$10.10	394	3.47	1.75%	4.23%
2001	39	$9.69	381	0.16	1.75%	-0.46%
2000	47	$9.73	457	(a)	(a)	(a)
ING GET Fund - Series K
2004*	148	$9.93 to $10.34	1,532	3.43	1.25% to 1.75%	-0.80% to -0.39%
2003*	175	$10.26 to $10.41	1,822	3.00	1.25% to 1.75%	0.88% to 1.36%
2002	200	$10.17 to $10.27	2,048	2.74	1.25% to 1.75%	3.90% to 4.41%
2001	231	$9.79 to $9.84	2,275	-	1.30% to 1.75%	-2.52% to -2.09%
2000	285	$10.04 to $10.05	2,863	(a)	(a)	(a)

211

ING life insurance and annuity company

variable annuity account c

Notes to Financial Statements (Unaudited)

				Investment
	Units	Unit Fair Value	Net Assets	Income	Expense RatioB	Total ReturnC
Division	(000's)	(lowest to highest)	(000's)	RatioA	(lowest to highest)	(lowest to highest)
ING GET Fund - Series L
2004*	74	$10.29	$ 764	4.08%	1.25%	-0.48%
2003*	117	$10.33	1,206	3.51	1.25%	2.08%
2002	117	$10.12	1,187	0.05	1.25%	1.41%
2001	131	$9.98	1,305	4.60	1.30%	-0.36%
2000	2	$10.02	16	(a)	(a)	(a)
ING GET Fund - Series Q
2004*	384	$10.46	4,015	3.57	1.25%	-0.38%
2003*	443	$10.41	4,611	-	1.25%	2.97%
2002	498	$10.11	5,031	2.28	1.25%	1.10%
2001	364	$10.00	3,642	(b)	1.05%	(b)
2000	(b)	(b)	(b)	(b)	(b)	(b)
ING GET Fund - Series S
2004*	2,408	$10.03 to $10.71	25,265	2.59	0.50% to 1.75%	-0.59% to 0.38%
2003*	3,630	$10.31 to $10.48	37,651	0.09	0.50% to 1.75%	2.69% to 3.66%
2002	4,624	$10.04 to $10.11	46,558	(c)	0.25% to 1.75%	(c)
2001	(c)	(c)	(c)	(c)	(c)	(c)
2000	(c)	(c)	(c)	(c)	(c)	(c)
ING VP Balanced
2004*	31,336	$10.40 to $32.34	660,662	2.04	0.25% to 1.50%	1.56% to 2.55%
2003*	30,754	$9.99 to $29.59	616,011	2.04	0.25% to 1.50%	9.43% to 10.53%
2002	32,476	$10.03 to $26.92	597,925	1.06	0.00% to 1.50%	-11.64% to -10.62%
2001	36,765	$11.27 to $30.30	768,043	5.73	0.00% to 1.75%	-5.66% to -4.54%
2000	38,718	$11.85 to $31.93	875,436	(a)	(a)	(a)
ING VP Emerging Markets
2004*	1,016	$8.68 to $8.71	8,839	0.06	1.00%	3.57% to 3.58%
2003*	870	$7.32 to $7.34	6,382	-	1.00%	27.21% to 27.30%
2002	871	$5.75 to $5.77	5,020	-	1.00%	-10.24% to -10.23%
2001	859	$6.41 to $6.43	5,519	20.84	1.00% to 1.25%	-11.54% to -11.37%
2000	878	$7.24 to $7.25	6,367	(a)	(a)	(a)

ING life insurance and annuity company

variable annuity account c

Notes to Financial Statements (Unaudited)

				Investment
	Units	Unit Fair Value	Net Assets	Income	Expense RatioB	Total ReturnC
Division	(000's)	(lowest to highest)	(000's)	RatioA	(lowest to highest)	(lowest to highest)
ING VP Intermediate Bond
2004*	20,736	$10.13 to $74.00	$ 408,826	4.31%	0.25% to 1.95%	2.46% to 3.46%
2003*	21,979	$11.56 to $71.39	429,101	1.68	0.25% to 1.50%	4.00% to 5.01%
2002	24,208	$13.07 to $68.41	458,178	3.22	0.00% to 1.50%	6.72% to 7.96%
2001	23,313	$12.15 to $63.81	409,596	6.40	0.00% to 1.75%	7.12% to 8.37%
2000	17,978	$11.26 to $59.29	301,919	(a)	(a)	(a)
ING VP Money Market
2004*	15,980	$9.97 to $49.90	231,875	1.06	0.25% to 1.50%	-0.51% to 0.42%
2003*	19,524	$10.31 to $49.64	288,454	1.70	0.25% to 1.50%	-0.49% to .42%
2002	23,887	$11.78 to $49.45	368,846	3.78	0.00% to 1.50%	0.11% to 1.27%
2001	24,401	$11.68 to $48.83	374,569	5.45	0.00% to 1.75%	2.38% to 3.62%
2000	21,736	$11.32 to $47.51	322,714	(a)	(a)	(a)
ING VP Natural Resources
2004*	972	$11.69 to $18.92	15,545	0.97	0.25% to 1.50%	7.74% to 27.42%
2003*	928	$9.13 to $14.76	11,805	-	0.25% to 1.50%	9.33% to 10.35%
2002	1,022	$8.30 to $13.46	11,897	0.18	0.00% to 1.50%	-3.56% to -2.54%
2001	1,061	$8.54 to $13.82	12,751	-	0.00% to 1.75%	-17.19% to -16.23%
2000	1,140	$10.24 to $16.64	16,696	(a)	(a)	(a)
ING Julius Baer Foreign
2004*	50	$10.06 to $10.57	501	(e)	0.70% to 1.50%	(e)
2003*	(e)	(e)	(e)	(e)	(e)	(e)
2002	(e)	(e)	(e)	(e)	(e)	(e)
2001	(e)	(e)	(e)	(e)	(e)	(e)
2000	(e)	(e)	(e)	(e)	(e)	(e)
ING MFS Total Return
2004*	1,644	$10.31 to $12.46	20,066	-	0.55% to 1.50%	2.81% to 3.57%
2003*	245	$10.59 to $11.25	2,709	(d)	0.55% to 1.50%	(d)
2002	(d)	(d)	(d)	(d)	(d)	(d)
2001	(d)	(d)	(d)	(d)	(d)	(d)
2000	(d)	(d)	(d)	(d)	(d)	(d)

ING life insurance and annuity company

variable annuity account c

Notes to Financial Statements (Unaudited)

				Investment
	Units	Unit Fair Value	Net Assets	Income	Expense RatioB	Total ReturnC
Division	(000's)	(lowest to highest)	(000's)	RatioA	(lowest to highest)	(lowest to highest)
ING T. Rowe Price Equity Income
2004*	1,611	$10.23 to $13.63	$ 21,730	-%	0.50% to 1.50%	4.02% to 4.77%
2003*	105	$10.84 to $11.55	1,210	(d)	0.60% to 1.50%	(d)
2002	(d)	(d)	(d)	(d)	(d)	(d)
2001	(d)	(d)	(d)	(d)	(d)	(d)
2000	(d)	(d)	(d)	(d)	(d)	(d)
ING Aeltus Enhanced Index
2004*	170	$7.74 to $10.13	1,346	0.75	0.60% to 1.50%	-0.26% to 0.38%
2003*	79	$6.98 to $9.10	568	0.86	0.60% to 1.50%	2.90% to 13.60%
2002	19	$6.18 to $8.04	126	(c)	0.60% to 1.50%	(c)
2001	(c)	(c)	(c)	(c)	(c)	(c)
2000	(c)	(c)	(c)	(c)	(c)	(c)
ING Alger Aggressive Growth-Initial Class
2004*	1	$13.84	12	-	0.00%	-2.95%
2003*	1	$12.61	15	-	0.00%	-
2002	-	$9.58	-	(c)	0.00%	(c)
2001	(c)	(c)	(c)	(c)	(c)	(c)
2000	(c)	(c)	(c)	(c)	(c)	(c)
ING Alger Aggressive Growth-Service Class
2004*	1,435	$6.82 to $10.07	10,126	-	0.45% to 1.50%	-4.35% to -3.57%
2003*	911	$6.33 to $9.28	5,927	-	0.45% to 1.50%	26.55% to 27.27%
2002	166	$5.00 to $7.32	902	(c)	0.60% to 1.50%	(c)
2001	(c)	(c)	(c)	(c)	(c)	(c)
2000	(c)	(c)	(c)	(c)	(c)	(c)
ING Alger Growth
2004*	270	$8.06 to $9.78	2,209	-	0.40% to 1.50%	-5.95% to -5.26%
2003*	213	$7.68 to $8.13	1,653	-	0.40% to 1.50%	18.52% to 19.30%
2002	39	$6.48 to $6.85	255	(c)	0.75% to 1.50%	(c)
2001	(c)	(c)	(c)	(c)	(c)	(c)
2000	(c)	(c)	(c)	(c)	(c)	(c)

ING life insurance and annuity company

variable annuity account c

Notes to Financial Statements (Unaudited)

				Investment
	Units	Unit Fair Value	Net Assets	Income	Expense RatioB	Total ReturnC
Division	(000's)	(lowest to highest)	(000's)	RatioA	(lowest to highest)	(lowest to highest)
ING American Century Small Cap Value
2004*	1,674	$10.39 to $11.84	$ 19,477	-%	0.25% to 1.50%	6.77% to 7.59%
2003*	465	$9.45 to $9.58	4,417	-	0.55% to 1.50%	17.10% to 17.98%
2002	227	$8.07 to $8.12	1,834	(c)	0.55% to 1.50%	(c)
2001	(c)	(c)	(c)	(c)	(c)	(c)
2000	(c)	(c)	(c)	(c)	(c)	(c)
ING Baron Small Cap Growth
2004*	3,039	$10.43 to $14.21	38,548	-	0.25% to 1.50%	8.60% to 9.41%
2003*	995	$10.35 to $11.82	10,463	-	0.40% to 1.50%	19.38% to 20.27%
2002	372	$8.67 to $8.73	3,239	(c)	0.55% to 1.50%	(c)
2001	(c)	(c)	(c)	(c)	(c)	(c)
2000	(c)	(c)	(c)	(c)	(c)	(c)
ING Goldman Sachs® Capital Growth
2004*	120	$9.10 to $10.09	1,180	0.10	0.60% to 1.50%	-1.99% to -1.37%
2003*	71	$8.48 to $9.34	644	-	0.60% to 1.50%	11.52% to 12.27%
2002	43	$7.59 to $8.32	347	(c)	0.60% to 1.50%	(c)
2001	(c)	(c)	(c)	(c)	(c)	(c)
2000	(c)	(c)	(c)	(c)	(c)	(c)
ING JPMorgan International
2004*	7,858	$9.68 to $20.17	124,931	1.16	0.25% to 1.50%	3.18% to 5.59%
2003*	8,152	$8.01 to $16.78	110,612	1.05	0.25% to 1.50%	9.98% to 11.07%
2002	8,676	$7.24 to $15.19	107,839	0.62	0.00% to 1.50%	-19.30% to -18.37%
2001	9,398	$8.90 to $18.73	145,566	23.69	0.00% to 1.75%	-28.02% to -27.18%
2000	10,064	$12.27 to $25.91	219,543	(a)	(a)	(a)
ING JPMorgan Mid Cap Value
2004*	844	$11.12 to $13.04	10,849	-	0.25% to 1.50%	8.35% to 9.30%
2003*	267	$10.58 to $10.72	2,836	-	0.55% to 1.50%	15.61% to 16.40%
2002	113	$9.15 to $9.21	1,038	(c)	0.60% to 1.50%	(c)
2001	(c)	(c)	(c)	(c)	(c)	(c)
2000	(c)	(c)	(c)	(c)	(c)	(c)

ING life insurance and annuity company

variable annuity account c

Notes to Financial Statements (Unaudited)

				Investment
	Units	Unit Fair Value	Net Assets	Income	Expense RatioB	Total ReturnC
Division	(000's)	(lowest to highest)	(000's)	RatioA	(lowest to highest)	(lowest to highest)
ING MFS Capital Opportunities
2004*	7,592	$8.78 to $26.30	$ 137,066	0.45%	0.55% to 1.50%	-0.14% to 0.81%
2003*	8,344	$8.45 to $23.81	139,772	0.20	0.25% to 1.50%	14.65% to 15.77%
2002	8,811	$7.36 to $20.69	129,150	-	0.00% to 1.50%	-31.20% to -30.41%
2001	9,985	$10.67 to $29.93	216,006	18.63	0.00% to 1.75%	-25.88% to -25.02%
2000	9,596	$14.36 to $40.20	291,499	(a)	(a)	(a)
ING MFS Global Growth
2004*	156	$10.74 to $10.98	1,695	-	0.60% to 1.50%	-0.37% to 0.27%
2003*	96	$9.55 to $9.67	927	-	0.65% to 1.50%	15.16% to 15.71%
2002	24	$8.30 to $8.35	202	(c)	0.70% to 1.50%	(c)
2001	(c)	(c)	(c)	(c)	(c)	(c)
2000	(c)	(c)	(c)	(c)	(c)	(c)
ING OpCap Balanced Value
2004*	1,438	$10.65 to $13.09	18,415	1.17	0.55% to 1.50%	3.24% to 4.05%
2003*	454	$9.48 to $11.57	5,087	2.82	0.55% to 1.50%	18.44% to 19.11%
2002	59	$8.00 to $9.69	515	(c)	0.70% to 1.50%	(c)
2001	(c)	(c)	(c)	(c)	(c)	(c)
2000	(c)	(c)	(c)	(c)	(c)	(c)
ING PIMCO Total Return
2004*	3,493	$10.13 to $11.52	39,057	-	0.40% to 1.50%	1.91% to 2.78%
2003*	2,551	$10.14 to $11.20	28,078	-	0.40% to 1.50%	2.71% to 3.44%
2002	1,518	$10.70 to $10.77	16,279	(c)	0.55% to 1.50%	(c)
2001	(c)	(c)	(c)	(c)	(c)	(c)
2000	(c)	(c)	(c)	(c)	(c)	(c)
ING Salomon Brothers Aggressive Growth
2004*	20,857	$7.67 to $13.54	224,600	-	0.25% to 1.50%	0.00% to 17.76%
2003*	22,443	$6.89 to $12.27	220,466	-	0.25% to 1.50%	23.70% to 24.87%
2002	21,979	$5.54 to $9.90	175,927	-	0.00% to 1.50%	-36.27% to -35.53%
2001	24,305	$8.63 to $15.50	305,237	6.20	0.00% to 1.75%	-26.33% to -25.47%
2000	24,658	$11.63 to $20.98	425,188	(a)	(a)	(a)

ING life insurance and annuity company

variable annuity account c

Notes to Financial Statements (Unaudited)

				Investment
	Units	Unit Fair Value	Net Assets	Income	Expense RatioB	Total ReturnC
Division	(000's)	(lowest to highest)	(000's)	RatioA	(lowest to highest)	(lowest to highest)
ING Salomon Brothers Fundamental Value
2004*	691	$10.27 to $16.67	$ 11,035	-%	0.55% to 1.50%	-1.34% to -0.66%
2003*	391	$9.19 to $14.82	5,642	2.28	0.55% to 1.50%	22.68% to 23.44%
2002	23	$7.48 to $11.99	244	(c)	0.60% to 1.50%	(c)
2001	(c)	(c)	(c)	(c)	(c)	(c)
2000	(c)	(c)	(c)	(c)	(c)	(c)
ING Salomon Brothers Investors Value
2004*	455	$9.92 to $13.03	5,701	0.93	0.55% to 1.50%	0.16% to 0.86%
2003*	293	$8.74 to $11.40	3,230	0.83	0.55% to 1.50%	14.49% to 15.20%
2002	67	$7.62 to $9.89	635	(c)	0.60% to 1.40%	(c)
2001	(c)	(c)	(c)	(c)	(c)	(c)
2000	(c)	(c)	(c)	(c)	(c)	(c)
ING T. Rowe Price Growth Equity - Initial Class
2004*	15,207	$10.19 to $21.50	266,842	0.17	0.00% to 1.50%	-2.00% to -0.92%
2003*	13,049	$9.28 to $19.61	210,754	0.17	0.00% to 1.50%	15.84% to 17.01%
2002	12,185	$9.02 to $16.86	169,889	0.19	0.00% to 1.50%	-24.44% to -23.64%
2001	12,122	$11.85 to $22.20	223,753	15.67	0.00% to 1.75%	-11.56% to -10.53%
2000	11,636	$13.30 to $24.99	244,865	(a)	(a)	(a)
ING T. Rowe Price Growth Equity - Service Class
2004*	14	$9.63 to $10.99	131	(e)	0.40% to 1.30%	(e)
2003*	(e)	(e)	(e)	(e)	(e)	(e)
2002	(e)	(e)	(e)	(e)	(e)	(e)
2001	(e)	(e)	(e)	(e)	(e)	(e)
2000	(e)	(e)	(e)	(e)	(e)	(e)
ING UBS U.S. Allocation
2004*	74	$9.71 to $30.69	1,617	0.47	0.55% to 1.50%	1.46% to 2.17%
2003*	47	$8.57 to $26.88	721	0.17	0.60% to 1.50%	12.37% to 13.13%
2002	42	$7.61 to $23.76	474	(c)	0.60% to 1.50%	(c)
2001	(c)	(c)	(c)	(c)	(c)	(c)
2000	(c)	(c)	(c)	(c)	(c)	(c)

ING life insurance and annuity company

variable annuity account c

Notes to Financial Statements (Unaudited)

				Investment
	Units	Unit Fair Value	Net Assets	Income	Expense RatioB	Total ReturnC
Division	(000's)	(lowest to highest)	(000's)	RatioA	(lowest to highest)	(lowest to highest)
ING UBS U.S. Large Cap Equity
2004*	10,199	$8.77 to $14.83	$ 124,578	0.81%	0.25% to 1.50%	2.50% to 5.25%
2003*	10,907	$7.75 to $12.96	118,661	0.60	0.25% to 1.50%	11.51% to 12.74%
2002	11,666	$6.95 to $11.58	114,492	0.20	0.00% to 1.50%	-26.01% to -25.15%
2001	12,954	$9.39 to $15.50	172,262	20.46	0.00% to 1.75%	-22.07% to -21.20%
2000	13,514	$12.05 to $19.72	234,529	(a)	(a)	(a)
ING Van Kampen Comstock
2004*	4,698	$10.31 to $13.24	54,733	-	0.40% to 1.95%	5.76% to 6.60%
2003*	1,967	$9.53 to $11.21	19,068	-	0.40% to 1.50%	14.94% to 15.71%
2002	983	$8.29 to $8.35	8,175	(c)	0.55% to 1.50%	(c)
2001	(c)	(c)	(c)	(c)	(c)	(c)
2000	(c)	(c)	(c)	(c)	(c)	(c)
ING VP Strategic Allocation Balanced
2004*	4,436	$9.97 to $16.87	65,540	1.30	0.25% to 1.55%	1.48% to 2.45%
2003*	3,921	$9.72 to $15.36	53,165	1.56	0.25% to 1.50%	9.35% to 10.33%
2002	3,907	$8.84 to $13.98	47,846	2.59	0.00% to 1.50%	-10.89% to -9.85%
2001	4,144	$9.85 to $15.59	57,038	2.54	0.00% to 1.75%	-8.39% to -7.32%
2000	4,127	$10.67 to $16.92	62,530	(a)	(a)	(a)
ING VP Strategic Allocation Growth
2004*	5,092	$9.92 to $17.18	74,113	1.10	0.25% to 1.55%	1.08% to 4.83%
2003*	4,754	$8.95 to $15.37	62,757	0.93	0.25% to 1.50%	11.39% to 12.47%
2002	4,739	$7.99 to $13.73	56,046	1.75	0.00% to 1.50%	-15.04% to -14.06%
2001	4,817	$9.34 to $16.07	67,010	1.60	0.00% to 1.75%	-12.87% to -11.85%
2000	4,801	$10.63 to $18.33	77,057	(a)	(a)	(a)
ING VP Strategic Allocation Income
2004*	2,315	$10.02 to $16.94	35,378	1.83	0.25% to 1.55%	1.68% to 2.70%
2003*	2,194	$10.15 to $15.64	31,667	2.38	0.25% to 1.50%	6.35% to 7.26%
2002	2,347	$10.23 to $14.66	31,610	3.44	0.00% to 1.50%	-5.77% to -4.68%
2001	2,600	$10.77 to $15.41	37,096	4.35	0.00% to 1.75%	-3.84% to -2.71%
2000	2,622	$11.12 to $15.89	39,124	(a)	(a)	(a)

ING life insurance and annuity company

variable annuity account c

Notes to Financial Statements (Unaudited)

				Investment
	Units	Unit Fair Value	Net Assets	Income	Expense RatioB	Total ReturnC
Division	(000's)	(lowest to highest)	(000's)	RatioA	(lowest to highest)	(lowest to highest)
ING Financial Services
2004*	13	$9.90	$ 1	(e)%	0.50%	(e)
2003*	(e)	(e)	(e)	(e)	(e)	(e)
2002	(e)	(e)	(e)	(e)	(e)	(e)
2001	(e)	(e)	(e)	(e)	(e)	(e)
2000	(e)	(e)	(e)	(e)	(e)	(e)
ING VP Growth and Income
2004*	113,344	$7.72 to $244.43	2,082,776	0.93	0.25% to 1.50%	-2.47% to 10.45%
2003*	125,499	$6.98 to $221.43	2,129,677	-	0.25% to 1.50%	10.29% to 11.34%
2002	139,292	$6.29 to $199.83	2,141,418	0.84	0.00% to 1.50%	-26.11% to -25.25%
2001	162,099	$8.45 to $268.94	3,399,498	0.60	0.00% to 1.75%	-19.62% to -18.68%
2000	178,363	$10.44 to $332.72	4,739,548	(a)	(a)	(a)
ING GET Fund US Core - Series 1
2004*	216	$10.27	2,218	0.70	1.25%	-0.10%
2003*	231	$10.02	2,316	(d)	1.25%	0.20%
2002	(d)	(d)	(d)	(d)	(d)	(d)
2001	(d)	(d)	(d)	(d)	(d)	(d)
2000	(d)	(d)	(d)	(d)	(d)	(d)
ING GET Fund US Core - Series 2
2004*	2,003	$10.03 to $10.09	20,156	0.10	1.00% to 1.65%	0.00% to 0.40%
2003*	45	$9.99	450	(d)	0.80% to 1.00%	0.00%
2002	(d)	(d)	(d)	(d)	(d)	(d)
2001	(d)	(d)	(d)	(d)	(d)	(d)
2000	(d)	(d)	(d)	(d)	(d)	(d)
ING GET Fund US Core - Series 3
2004*	5,638	$9.75 to $9.80	55,102	-	1.00% to 1.75%	-2.50% to -2.00%
2003*	-	-	-	(d)	-	(d)
2002	(d)	(d)	(d)	(d)	(d)	(d)
2001	(d)	(d)	(d)	(d)	(d)	(d)
2000	(d)	(d)	(d)	(d)	(d)	(d)

ING life insurance and annuity company

variable annuity account c

Notes to Financial Statements (Unaudited)

				Investment
	Units	Unit Fair Value	Net Assets	Income	Expense RatioB	Total ReturnC
Division	(000's)	(lowest to highest)	(000's)	RatioA	(lowest to highest)	(lowest to highest)
ING GET Fund US Core - Series 5
2004*	66	$9.95	$ 661	(e)%	1.75%	(e)
2003*	(e)	(e)	(e)	(e)	(e)	(e)
2002	(e)	(e)	(e)	(e)	(e)	(e)
2001	(e)	(e)	(e)	(e)	(e)	(e)
2000	(e)	(e)	(e)	(e)	(e)	(e)
ING GET Fund US Core - Series 6
2004*	635	$10.00	6,351	(e)	1.00% to 1.25%	(e)
2003*	(e)	(e)	(e)	(e)	(e)	(e)
2002	(e)	(e)	(e)	(e)	(e)	(e)
2001	(e)	(e)	(e)	(e)	(e)	(e)
2000	(e)	(e)	(e)	(e)	(e)	(e)
ING GNMA Income
2004*	21	$10.09 to $10.16	216	(e)	0.30% to 1.40%	(e)
2003*	(e)	(e)	(e)	(e)	(e)	(e)
2002	(e)	(e)	(e)	(e)	(e)	(e)
2001	(e)	(e)	(e)	(e)	(e)	(e)
2000	(e)	(e)	(e)	(e)	(e)	(e)
ING Intermediate Bond
2004*	31	$10.14 to $10.19	318	(e)	0.40% to 1.10%	(e)
2003*	(e)	(e)	(e)	(e)	(e)	(e)
2002	(e)	(e)	(e)	(e)	(e)	(e)
2001	(e)	(e)	(e)	(e)	(e)	(e)
2000	(e)	(e)	(e)	(e)	(e)	(e)
ING VP Global Science and Technology
2004*	11,701	$3.12 to $8.77	37,903	-	0.25% to 1.50%	-14.75% to 103.17%
2003*	11,269	$3.22 to $3.38	37,028	-	0.25% to 1.50%	26.85% to 28.14%
2002	8,904	$2.53 to $2.64	23,001	-	0.00% to 1.50%	-42.16% to -41.49%
2001	7,145	$4.35 to $4.50	31,754	-	0.00% to 1.75%	-24.13% to -23.22%
2000	4,262	$5.71 to $5.87	24,855	(a)	(a)	(a)

ING life insurance and annuity company

variable annuity account c

Notes to Financial Statements (Unaudited)

				Investment
	Units	Unit Fair Value	Net Assets	Income	Expense RatioB	Total ReturnC
Division	(000's)	(lowest to highest)	(000's)	RatioA	(lowest to highest)	(lowest to highest)
ING VP Growth
2004*	7,224	$4.85 to $13.65	$ 84,999	0.13%	0.25% to 1.50%	-4.52% to -3.65%
2003*	7,798	$4.59 to $12.86	88,224	-	0.25% to 1.50%	16.83% to 17.86%
2002	7,963	$3.92 to $10.79	76,539	-	0.00% to 1.50%	-30.00% to -29.19%
2001	8,753	$5.57 to $15.43	120,765	11.29	0.00% to 1.75%	-28.16% to -27.32%
2000	8,901	$7.72 to $21.24	171,159	(a)	(a)	(a)
ING VP Index Plus LargeCap
2004*	33,255	$9.78 to $18.02	530,022	1.03	0.25% to 1.95%	0.12% to 1.12%
2003*	30,899	$8.68 to $15.96	442,900	1.12	0.00% to 1.50%	11.31% to 12.69%
2002	29,577	$8.36 to $14.03	378,460	0.24	0.00% to 1.50%	-22.70% to -21.80%
2001	27,743	$10.73 to $18.18	459,606	4.07	0.00% to 1.75%	-14.92% to -13.92%
2000	25,137	$12.52 to $21.13	488,938	(a)	(a)	(a)
ING VP Index Plus MidCap
2004*	17,920	$10.09 to $18.40	309,547	0.44	0.25% to 1.80%	3.16% to 4.10%
2003*	12,744	$10.44 to $15.67	188,519	0.45	0.25% to 1.50%	16.06% to 17.12%
2002	11,364	$12.33 to $13.38	144,261	0.45	0.00% to 1.50%	-13.40% to -12.40%
2001	6,071	$14.24 to $15.20	88,491	5.86	0.00% to 1.75%	-2.80% to-1.67%
2000	3,705	$14.65 to $15.46	55,395	(a)	(a)	(a)
ING VP Index Plus SmallCap
2004*	9,645	$10.42 to $14.46	129,300	0.17	0.25% to 1.50%	6.74% to 7.75%
2003*	6,792	$10.57 to $11.77	74,373	0.20	0.25% to 1.50%	17.97% to 19.13%
2002	5,909	$8.96 to $9.88	54,579	0.17	0.00% to 1.50%	-14.50% to -13.51%
2001	2,687	$10.48 to $11.37	28,860	4.91	0.00% to 1.75%	0.87% to 2.05%
2000	1,211	$9.94 to $11.14	12,843	(a)	(a)	(a)
ING VP International Equity
2004*	1,567	$5.90 to $10.71	13,074	1.26	0.25% to 1.50%	1.49% to 16.50%
2003*	1,409	$5.01 to $7.37	10,000	1.12	0.25% to 1.50%	12.72% to 13.86%
2002	1,316	$4.43 to $6.40	8,248	0.22	0.00% to 1.50%	-27.77% to -26.93%
2001	1,269	$6.10 to $8.79	10,978	0.11	0.00% to 1.75%	-25.02% to -24.14%
2000	1,117	$8.09 to $11.62	12,949	(a)	(a)	(a)

ING life insurance and annuity company

variable annuity account c

Notes to Financial Statements (Unaudited)

				Investment
	Units	Unit Fair Value	Net Assets	Income	Expense RatioB	Total ReturnC
Division	(000's)	(lowest to highest)	(000's)	RatioA	(lowest to highest)	(lowest to highest)
ING VP Small Company
2004*	9,599	$9.74 to $20.70	$ 164,283	0.29%	0.25% to 1.50%	-0.31% to 0.59%
2003*	9,280	$8.79 to $18.58	144,669	0.27	0.00% to 1.50%	22.53% to 23.89%
2002	9,115	$7.15 to $14.86	115,085	0.48	0.00% to 1.50%	-24.37% to -23.50%
2001	7,976	$9.41 to $19.68	134,200	3.51	0.00% to 1.75%	2.44% to 3.64%
2000	6,314	$9.15 to $19.00	104,712	(a)	(a)	(a)
ING VP Value Opportunity
2004*	7,293	$8.99 to $17.48	107,627	0.81	0.25% to 1.50%	1.23% to 2.16%
2003*	9,331	$10.02 to $15.24	123,509	0.80	0.25% to 1.50%	9.66% to 10.65%
2002	9,633	$9.09 to $13.82	115,345	0.46	0.00% to 1.50%	-27.07% to -26.22%
2001	7,322	$12.37 to $18.98	118,660	4.66	0.00% to 1.75%	-10.97% to -9.93%
2000	3,530	$13.79 to $20.91	63,066	(a)	(a)	(a)
ING VP Financial Services
2004*	11	$10.19 to $10.48	112	(e)	0.80% to 1.25%	(e)
2003*	(e)	(e)	(e)	(e)	(e)	(e)
2002	(e)	(e)	(e)	(e)	(e)	(e)
2001	(e)	(e)	(e)	(e)	(e)	(e)
2000	(e)	(e)	(e)	(e)	(e)	(e)
ING VP International Value
2004*	4,292	$10.19 to $11.82	45,799	1.03	0.30% to 1.50%	2.65% to 3.54%
2003*	2,528	$9.06 to $10.21	23,154	1.28	0.40% to 1.50%	13.96% to 14.99%
2002	1,603	$7.95 to $8.07	12,825	0.86	0.45% to 1.50%	-16.56% to -16.17%
2001	160	$9.54 to $9.56	1,529	(b)	0.00% to 1.75%	(b)
2000	(b)	(b)	(b)	(b)	(b)	(b)
ING VP MagnaCap
2004*	186	$8.82 to $9.02	1,660	0.99	0.60% to 1.50%	0.23% to 1.01%
2003*	137	$7.76 to $7.86	1,071	0.62	0.60% to 1.50%	13.91% to 14.43%
2002	80	$6.82 to $6.86	544	(c)	0.60% to 1.40%	(c)
2001	(c)	(c)	(c)	(c)	(c)	(c)
2000	(c)	(c)	(c)	(c)	(c)	(c)

ING life insurance and annuity company

variable annuity account c

Notes to Financial Statements (Unaudited)

				Investment
	Units	Unit Fair Value	Net Assets	Income	Expense RatioB	Total ReturnC
Division	(000's)	(lowest to highest)	(000's)	RatioA	(lowest to highest)	(lowest to highest)
ING VP MidCap Opportunities
2004*	552	$8.99 to $10.06	$ 5,028	-%	0.55% to 1.50%	-3.12% to 6.46%
2003*	358	$8.34 to $8.52	3,014	-	0.55% to 1.50%	21.04% to 21.95%
2002	66	$6.89 to $6.99	457	-	0.55% to 1.50%	-26.79% to -26.57%
2001		$9.45 to $9.46	30	(b)	0.00% to 1.75%	(b)
2000	(b)	(b)	(b)	(b)	(b)	(b)
ING VP Real Estate
2004*	1,100	$11.53 to $11.84	12,986	(e)	0.70% to 1.50%	(e)
2003*	(e)	(e)	(e)	(e)	(e)	(e)
2002	(e)	(e)	(e)	(e)	(e)	(e)
2001	(e)	(e)	(e)	(e)	(e)	(e)
2000	(e)	(e)	(e)	(e)	(e)	(e)
ING VP SmallCap Opportunities
2004*	1,106	$6.37 to $6.98	7,208	-	0.40% to 1.50%	-6.05% to 1.16%
2003*	748	$6.11 to $6.26	4,640	-	0.40% to 1.50%	23.14% to 24.06%
2002	446	$4.96 to $5.04	2,239	-	0.45% to 1.50%	-44.29% to -44.13%
2001	7	$8.95 to $8.96	59	(b)	0.00% to 1.75%	(b)
2000	(b)	(b)	(b)	(b)	(b)	(b)
ING Real Estate
2004*	8	$10.78 to $10.81	86	(e)	0.45% to 0.90%	(e)
2003*	(e)	(e)	(e)	(e)	(e)	(e)
2002	(e)	(e)	(e)	(e)	(e)	(e)
2001	(e)	(e)	(e)	(e)	(e)	(e)
2000	(e)	(e)	(e)	(e)	(e)	(e)
INVESCO Health Sciences
2004*	2	$9.28	18	(e)	1.05%	(e)
2003*	(e)	(e)	(e)	(e)	(e)	(e)
2002	(e)	(e)	(e)	(e)	(e)	(e)
2001	(e)	(e)	(e)	(e)	(e)	(e)
2000	(e)	(e)	(e)	(e)	(e)	(e)

ING life insurance and annuity company

variable annuity account c

Notes to Financial Statements (Unaudited)

				Investment
	Units	Unit Fair Value	Net Assets	Income	Expense RatioB	Total ReturnC
Division	(000's)	(lowest to highest)	(000's)	RatioA	(lowest to highest)	(lowest to highest)
Janus Aspen Balanced
2004*	17,864	$9.48 to $24.96	$ 359,544	0.79%	0.25% to 1.95%	0.92% to 1.90%
2003*	19,992	$8.78 to $23.15	378,553	1.25	0.25% to 1.50%	5.53% to 6.57%
2002	19,717	$8.29 to $21.87	353,540	2.57	0.00% to 1.50%	-7.84% to -6.77%
2001	17,000	$8.95 to $23.65	338,450	2.71	0.00% to 1.75%	-6.13% to -5.04%
2000	13,548	$9.49 to $25.11	296,054	(a)	(a)	(a)
Janus Aspen Capital Appreciation
2004*	398	$7.62 to $10.26	3,145	-	1.00% to 1.25%	3.85% to 4.10%
2003*	441	$6.73 to $9.08	3,044	0.16	1.00% to 1.25%	9.13% to 9.43%
2002	326	$6.15 to $8.32	2,019	0.33	1.00% to 1.25%	-16.77%
2001	72	$7.39	530	(b)	0.00% to 1.75%	(b)
2000	(b)	(b)	(b)	(b)	(b)	(b)
Janus Aspen Flexible Income
2004*	4,641	$10.24 to $21.16	80,367	2.54	0.25% to 1.50%	1.84% to 2.83%
2003*	5,627	$11.80 to $20.50	96,482	2.43	0.25% to 1.50%	4.61% to 5.59%
2002	5,626	$12.74 to $19.53	92,271	4.52	0.00% to 1.50%	8.83% to 10.09%
2001	3,776	$11.67 to $17.78	56,744	6.11	0.00% to 1.75%	6.13% to 7.36%
2000	2,595	$10.97 to $16.61	36,898	(a)	(a)	(a)
Janus Aspen Growth
2004*	13,495	$8.74 to $18.03	200,029	0.03	0.25% to 1.50%	-6.08% to -5.21%
2003*	15,661	$8.19 to $16.96	221,236	-	0.00% to 1.50%	15.17% to 16.53%
2002	16,346	$7.70 to $14.67	199,166	-	0.00% to 1.50%	-27.61% to -26.77%
2001	18,060	$10.56 to $20.16	305,619	0.25	0.00% to 1.75%	-25.86% to -25.00%
2000	17,916	$14.14 to $27.07	412,686	(a)	(a)	(a)
Janus Aspen Mid Cap Growth
2004*	27,482	$9.51 to $21.51	431,030	-	0.25% to 1.50%	3.65% to 4.60%
2003*	30,852	$9.53 to $18.67	427,173	-	0.00% to 1.50%	20.35% to 21.61%
2002	31,862	$7.88 to $15.46	369,184	-	0.00% to 1.50%	-29.01% to -28.04%
2001	34,630	$11.02 to $21.67	569,410	-	0.00% to 1.75%	-40.36% to -39.66%
2000	33,795	$18.33 to $36.17	950,193	(a)	(a)	(a)

ING life insurance and annuity company

variable annuity account c

Notes to Financial Statements (Unaudited)

				Investment
	Units	Unit Fair Value	Net Assets	Income	Expense RatioB	Total ReturnC
Division	(000's)	(lowest to highest)	(000's)	RatioA	(lowest to highest)	(lowest to highest)
Janus Aspen Worldwide Growth
2004*	26,280	$8.58 to $21.15	$ 422,420	0.48%	0.25% to 1.50%	-6.29% to -5.44%
2003*	33,089	$8.67 to $19.99	510,945	0.83	0.00% to 1.50%	8.56% to 9.80%
2002	36,207	$7.94 to $18.36	513,443	0.87	0.00% to 1.50%	-26.61% to -25.61%
2001	40,344	$10.75 to $24.94	783,656	0.45	0.00% to 1.75%	-23.60% to -22.71%
2000	42,211	$13.96 to $32.52	1,083,720	(a)	(a)	(a)
Janus Twenty
2004*	123	$5.21 to $5.24	641	-	0.95% to 1.10%	8.77% to 8.94%
2003*	110	$4.35 to $4.37	478	-	0.95% to 1.10%	12.63% to 12.69%
2002	99	$3.86 to $3.88	383	0.63	0.95% to 1.10%	-24.85% to -24.74%
2001	97	$5.14 to $5.15	497	(b)	0.00% to 1.75%	(b)
2000	(b)	(b)	(b)	(b)	(b)	(b)
Lord Abbett Affiliated
2004*	13	$9.99 to $10.03	133	(e)	0.65% to 1.30%	(e)
2003*	(e)	(e)	(e)	(e)	(e)	(e)
2002	(e)	(e)	(e)	(e)	(e)	(e)
2001	(e)	(e)	(e)	(e)	(e)	(e)
2000	(e)	(e)	(e)	(e)	(e)	(e)
Lord Abbet Growth and Income
2004*	8,652	$10.14 to $10.70	89,471	-	0.45% to 1.95%	0.40% to 3.98%
2003*	3,627	$8.92 to $9.13	32,672	-	0.45% to 1.50%	13.92% to 14.88%
2002	1,545	$7.83 to $7.93	12,172	1.05	0.55% to 1.50%	-19.17% to -18.81%
2001	126	$9.70 to $9.72	1,226	(b)	0.00% to 1.75%	(b)
2000	(b)	(b)	(b)	(b)	(b)	(b)
Lord Abbett Mid-Cap Value - Class VC
2004*	6,033	$11.06 to $13.91	68,990	-	0.30% to 1.50%	8.51% to 21.19%
2003*	2,228	$9.10 to $11.39	20,606	-	0.45% to 1.50%	9.77% to 10.48%
2002	1,213	$8.29 to $8.41	10,124	1.08	0.55% to 1.50%	-10.91% to -10.64%
2001	28	$9.34 to $9.35	265	(b)	0.00% to 1.75%	(b)
2000	(b)	(b)	(b)	(b)	(b)	(b)

ING life insurance and annuity company

variable annuity account c

Notes to Financial Statements (Unaudited)

				Investment
	Units	Unit Fair Value	Net Assets	Income	Expense RatioB	Total ReturnC
Division	(000's)	(lowest to highest)	(000's)	RatioA	(lowest to highest)	(lowest to highest)
Lord Abbett Mid Cap
2004*	12	$10.57 to $12.62	$ 123	(e)%	0.50% to 1.60%	(e)
2003*	(e)	(e)	(e)	(e)	(e)	(e)
2002	(e)	(e)	(e)	(e)	(e)	(e)
2001	(e)	(e)	(e)	(e)	(e)	(e)
2000	(e)	(e)	(e)	(e)	(e)	(e)
Lord Abbett Small-Cap Value
2004*	30	$10.57 to $10.63	316	(e)	0.65% to 1.60%	(e)
2003*	(e)	(e)	(e)	(e)	(e)	(e)
2002	(e)	(e)	(e)	(e)	(e)	(e)
2001	(e)	(e)	(e)	(e)	(e)	(e)
2000	(e)	(e)	(e)	(e)	(e)	(e)
Massachusetts Investors Growth Stock
2004*	16	$9.52	155	(e)	0.70%	(e)
2003*	(e)	(e)	(e)	(e)	(e)	(e)
2002	(e)	(e)	(e)	(e)	(e)	(e)
2001	(e)	(e)	(e)	(e)	(e)	(e)
2000	(e)	(e)	(e)	(e)	(e)	(e)
MFS® Total Return
2004*	4,952	$13.54 to $13.62	67,221	1.65	1.00% to 1.10%	3.20% to 3.26%
2003*	4,241	$12.29 to $12.35	52,212	1.76	1.00% to 1.10%	7.71% to 7.86%
2002	3,443	$11.41 to $11.45	39,338	1.50	1.00% to 1.10%	-6.21% to -6.11%
2001	1,743	$12.16 to $12.20	21,228	3.77	1.05% to 1.25%	-1.00% to -0.81%
2000	395	$12.28 to $12.30	4,860	(a)	(a)	(a)
Mutual Discovery
2004*	11	$10.39	115	(e)	0.45%	(e)
2003*	(e)	(e)	(e)	(e)	(e)	(e)
2002	(e)	(e)	(e)	(e)	(e)	(e)
2001	(e)	(e)	(e)	(e)	(e)	(e)
2000	(e)	(e)	(e)	(e)	(e)	(e)

ING life insurance and annuity company

variable annuity account c

Notes to Financial Statements (Unaudited)

Investment
	Units	Unit Fair Value	Net Assets	Income	Expense RatioB	Total ReturnC
Division	(000's)	(lowest to highest)	(000's)	RatioA	(lowest to highest)	(lowest to highest)
New Perspective - Class R-3
2004*	12	$9.93 to $9.96	$ 115	(e)%	0.30% to 0.70%	(e)
2003*	(e)	(e)	(e)	(e)	(e)	(e)
2002	(e)	(e)	(e)	(e)	(e)	(e)
2001	(e)	(e)	(e)	(e)	(e)	(e)
2000	(e)	(e)	(e)	(e)	(e)	(e)
New Perspective - Class R-4
2004*	437	$10.10 to $10.41	4,427	(e)	0.55% to 1.50%	(e)
2003*	(e)	(e)	(e)	(e)	(e)	(e)
2002	(e)	(e)	(e)	(e)	(e)	(e)
2001	(e)	(e)	(e)	(e)	(e)	(e)
2000	(e)	(e)	(e)	(e)	(e)	(e)
Oppenheimer Developing Markets
2004*	756	$10.69 to $24.34	13,267	-	0.65% to 1.50%	8.51%
2003*	264	$11.93	3,144	-	1.00%	33.89%
2002	145	$8.91	1,294	2.50	1.00%	-2.58%
2001	24	$9.15 to $13.82	223	(b)	0.00% to 1.75%	(b)
2000	(b)	(b)	(b)	(b)	(b)	(b)
Oppenheimer Capital Appreciation
2004*	17	$9.53 to $9.57	167	(e)	0.65% to 1.25%	(e)
2003*	(e)	(e)	(e)	(e)	(e)	(e)
2002	(e)	(e)	(e)	(e)	(e)	(e)
2001	(e)	(e)	(e)	(e)	(e)	(e)
2000	(e)	(e)	(e)	(e)	(e)	(e)
Oppenheimer Global
2004*	-	$12.58	-	(e)	1.00%	(e)
2003*	(e)	(e)	(e)	(e)	(e)	(e)
2002	(e)	(e)	(e)	(e)	(e)	(e)
2001	(e)	(e)	(e)	(e)	(e)	(e)
2000	(e)	(e)	(e)	(e)	(e)	(e)

ING life insurance and annuity company

variable annuity account c

Notes to Financial Statements (Unaudited)

				Investment
	Units	Unit Fair Value	Net Assets	Income	Expense RatioB	Total ReturnC
Division	(000's)	(lowest to highest)	(000's)	RatioA	(lowest to highest)	(lowest to highest)
Oppenheimer Main Street - Class A
2004*	1	$9.79	$ 10	(e)%	0.90%	(e)
2003*	(e)	(e)	(e)	(e)	(e)	(e)
2002	(e)	(e)	(e)	(e)	(e)	(e)
2001	(e)	(e)	(e)	(e)	(e)	(e)
2000	(e)	(e)	(e)	(e)	(e)	(e)
Oppenheimer Aggressive Growth
2004*	-	-	3	-	1.25%	-
2003*	-	-	4	-	1.25%	-
2002	-	-	3	(c)	1.25%	(c)
2001	(c)	(c)	(c)	(c)	(c)	(c)
2000	(c)	(c)	(c)	(c)	(c)	(c)
Oppenheimer Global Securities
2004*	21,195	$9.81 to $16.58	337,088	1.23	0.25% to 1.80%	1.32% to 2.35%
2003*	13,343	$9.46 to $13.87	178,807	0.69	0.25% to 1.50%	21.04% to 22.10%
2002	10,640	$10.74 to $11.36	117,400	0.51	0.00% to 1.50%	-23.30% to -22.41%
2001	6,078	$14.01 to $14.59	86,986	10.25	0.00% to 1.75%	-13.36% to -12.34%
2000	3,052	$16.17 to $16.76	50,259	(a)	(a)	(a)
Oppenheimer Main Street®
2004*	-	-	41	-	1.25% to 1.50%	-
2003*	-	-	29	-	1.25% to 1.50%	-
2002	-	-	28	(c)	1.25% to 1.50%	(c)
2001	(c)	(c)	(c)	(c)	(c)	(c)
2000	(c)	(c)	(c)	(c)	(c)	(c)
Oppenheimer Main Street® Small Cap
2004*	-	$10.78	4	(e)	1.25%	(e)
2003*	(e)	(e)	(e)	(e)	(e)	(e)
2002	(e)	(e)	(e)	(e)	(e)	(e)
2001	(e)	(e)	(e)	(e)	(e)	(e)
2000	(e)	(e)	(e)	(e)	(e)	(e)

ING life insurance and annuity company

variable annuity account c

Notes to Financial Statements (Unaudited)

				Investment
	Units	Unit Fair Value	Net Assets	Income	Expense RatioB	Total ReturnC
Division	(000's)	(lowest to highest)	(000's)	RatioA	(lowest to highest)	(lowest to highest)
Oppenheimer Strategic Bond
2004*	3,001	$10.41 to $14.29	$ 40,866	4.82%	0.25% to 1.95%	2.55% to 3.48%
2003*	2,197	$12.38 to $13.25	27,888	6.16	0.25% to 1.50%	11.93% to 12.96%
2002	1,474	$11.06 to $11.73	16,662	6.58	0.00% to 1.50%	5.84% to 7.07%
2001	924	$10.45 to $10.91	9,817	6.28	0.00% to 1.75%	3.28% to 4.48%
2000	586	$10.12 to $10.79	6,010	(a)	(a)	(a)
Pax World Balanced
2004*	964	$9.63 to $10.23	9,476	0.40	0.65% to 1.50%	3.18% to 3.56%
2003*	297	$8.80 to $8.91	2,641	0.57	0.85% to 1.25%	8.11% to 8.39%
2002	195	$8.14 to $8.22	1,605	1.68	0.85% to 1.25%	-9.77%
2001	254	$9.10	2,309	(b)	0.00% to 1.75%	(b)
2000	(b)	(b)	(b)	(b)	(b)	(b)
PIMCO NFJ Small-Cap Value
2004*	4	$10.72	39	(e)	0.90%	(e)
2003*	(e)	(e)	(e)	(e)	(e)	(e)
2002	(e)	(e)	(e)	(e)	(e)	(e)
2001	(e)	(e)	(e)	(e)	(e)	(e)
2000	(e)	(e)	(e)	(e)	(e)	(e)
PIMCO VIT Real Return
2004*	370	$10.19 to $10.56	3,893	(e)	0.60% to 1.50%	(e)
2003*	(e)	(e)	(e)	(e)	(e)	(e)
2002	(e)	(e)	(e)	(e)	(e)	(e)
2001	(e)	(e)	(e)	(e)	(e)	(e)
2000	(e)	(e)	(e)	(e)	(e)	(e)
Pioneer High Yield
2004*	22	$10.09 to $10.14	227	(e)	0.60% to 1.30%	(e)
2003*	(e)	(e)	(e)	(e)	(e)	(e)
2002	(e)	(e)	(e)	(e)	(e)	(e)
2001	(e)	(e)	(e)	(e)	(e)	(e)
2000	(e)	(e)	(e)	(e)	(e)	(e)

ING life insurance and annuity company

variable annuity account c

Notes to Financial Statements (Unaudited)

				Investment
	Units	Unit Fair Value	Net Assets	Income	Expense RatioB	Total ReturnC
Division	(000's)	(lowest to highest)	(000's)	RatioA	(lowest to highest)	(lowest to highest)
Pioneer Equity Income
2004*	1,667	$10.18 to $12.90	$ 17,458	1.70%	0.30% to 1.95%	5.91% to 8.89%
2003*	909	$8.63 to $10.88	7,960	1.89	0.45% to 1.50%	8.42% to 9.17%
2002	472	$7.96 to $8.07	3,782	2.54	0.55% to 1.50%	-16.99% to -16.62%
2001	9	$9.60 to $9.62	88	(b)	0.00% to 1.75%	(b)
2000	(b)	(b)	(b)	(b)	(b)	(b)
Pioneer Fund
2004*	241	$9.21 to $10.03	2,248	0.74	0.55% to 1.50%	0.66% to 4.83%
2003*	135	$8.17 to $8.34	1,117	0.90	0.55% to 1.50%	8.79% to 9.71%
2002	57	$7.51 to $7.61	432	1.24	0.55% to 1.50%	-20.16% to -19.80%
2001	1	$9.41 to $9.43	9	(b)	0.00% to 1.75%	(b)
2000	(b)	(b)	(b)	(b)	(b)	(b)
Pioneer High Yield VCT
2004*	347	$10.33 to $10.70	3,656	(e)	0.65% to 1.50%	(e)
2003*	(e)	(e)	(e)	(e)	(e)	(e)
2002	(e)	(e)	(e)	(e)	(e)	(e)
2001	(e)	(e)	(e)	(e)	(e)	(e)
2000	(e)	(e)	(e)	(e)	(e)	(e)
Pioneer Mid Cap Value
2004*	2,473	$10.54 to $14.68	32,455	0.38	0.55% to 1.60%	8.65% to 10.33%
2003*	526	$10.29 to $11.74	5,480	0.29	0.55% to 1.50%	18.28% to 19.16%
2002	245	$8.70 to $8.82	2,143	0.33	0.55% to 1.50%	-12.53% to -12.05%
2001	8	$9.95 to $9.97	81	(b)	0.00% to 1.75%	(b)
2000	(b)	(b)	(b)	(b)	(b)	(b)
Scudder Equity 500 Index
2004*	-	$11.33	-	(e)	1.00%	(e)
2003*	(e)	(e)	(e)	(e)	(e)	(e)
2002	(e)	(e)	(e)	(e)	(e)	(e)
2001	(e)	(e)	(e)	(e)	(e)	(e)
2000	(e)	(e)	(e)	(e)	(e)	(e)

ING life insurance and annuity company

variable annuity account c

Notes to Financial Statements (Unaudited)

Investment
	Units	Unit Fair Value	Net Assets	Income	Expense RatioB	Total ReturnC
Division	(000's)	(lowest to highest)	(000's)	RatioA	(lowest to highest)	(lowest to highest)
T. Rowe Price Mid-Cap Value
2004*	28	$10.41 to $10.47	$ 289	(e)%	0.50% to 1.30%	(e)
2003*	(e)	(e)	(e)	(e)	(e)	(e)
2002	(e)	(e)	(e)	(e)	(e)	(e)
2001	(e)	(e)	(e)	(e)	(e)	(e)
2000	(e)	(e)	(e)	(e)	(e)	(e)
Templeton Foreign
2004*	30	$10.00 to $10.07	302	(e)	0.65% to 1.60%	(e)
2003*	(e)	(e)	(e)	(e)	(e)	(e)
2002	(e)	(e)	(e)	(e)	(e)	(e)
2001	(e)	(e)	(e)	(e)	(e)	(e)
2000	(e)	(e)	(e)	(e)	(e)	(e)
Templeton Growth
2004*	3	$10.08 to $10.10	35	(e)	0.95% to 1.25%	(e)
2003*	(e)	(e)	(e)	(e)	(e)	(e)
2002	(e)	(e)	(e)	(e)	(e)	(e)
2001	(e)	(e)	(e)	(e)	(e)	(e)
2000	(e)	(e)	(e)	(e)	(e)	(e)
Templeton Global Bond
2004*	157	$10.54 to $15.90	1,692	(e)	0.60% to 1.50%	(e)
2003*	(e)	(e)	(e)	(e)	(e)	(e)
2002	(e)	(e)	(e)	(e)	(e)	(e)
2001	(e)	(e)	(e)	(e)	(e)	(e)
2000	(e)	(e)	(e)	(e)	(e)	(e)
UBS U.S. Small Cap Growth
2004*	5	$9.35	43	(e)	0.70%	(e)
2003*	(e)	(e)	(e)	(e)	(e)	(e)
2002	(e)	(e)	(e)	(e)	(e)	(e)
2001	(e)	(e)	(e)	(e)	(e)	(e)
2000	(e)	(e)	(e)	(e)	(e)	(e)

ING life insurance and annuity company

variable annuity account c

Notes to Financial Statements (Unaudited)

Investment
	Units	Unit Fair Value	Net Assets	Income	Expense RatioB	Total ReturnC
Division	(000's)	(lowest to highest)	(000's)	RatioA	(lowest to highest)	(lowest to highest)
Vanguard® 500 Index
2004*	1	$9.91	$ 12	(e)%	0.00%	(e)
2003*	(e)	(e)	(e)	(e)	(e)	(e)
2002	(e)	(e)	(e)	(e)	(e)	(e)
2001	(e)	(e)	(e)	(e)	(e)	(e)
2000	(e)	(e)	(e)	(e)	(e)	(e)
Vanguard® Variable Insurance
2004*	18	$10.30 to $10.32	186	(e)	1.10% to 1.65%	(e)
2003*	(e)	(e)	(e)	(e)	(e)	(e)
2002	(e)	(e)	(e)	(e)	(e)	(e)
2001	(e)	(e)	(e)	(e)	(e)	(e)
2000	(e)	(e)	(e)	(e)	(e)	(e)
Wanger Select
2004*	109	$9.98 to $10.32	1,087	(e)	0.70% to 1.50%	(e)
2003*	(e)	(e)	(e)	(e)	(e)	(e)
2002	(e)	(e)	(e)	(e)	(e)	(e)
2001	(e)	(e)	(e)	(e)	(e)	(e)
2000	(e)	(e)	(e)	(e)	(e)	(e)
Wanger U.S. Smaller Companies
2004*	112	$10.13 to $10.32	1,138	(e)	0.65% to 1.50%	(e)
2003*	(e)	(e)	(e)	(e)	(e)	(e)
2002	(e)	(e)	(e)	(e)	(e)	(e)
2001	(e)	(e)	(e)	(e)	(e)	(e)
2000	(e)	(e)	(e)	(e)	(e)	(e)
Washington Mutual InvestorsSM - Class R-3
2004*	77	$10.06 to $10.13	784	(e)	0.30% to 1.40%	(e)
2003*	(e)	(e)	(e)	(e)	(e)	(e)
2002	(e)	(e)	(e)	(e)	(e)	(e)
2001	(e)	(e)	(e)	(e)	(e)	(e)
2000	(e)	(e)	(e)	(e)	(e)	(e)

ING life insurance and annuity company

variable annuity account c

Notes to Financial Statements (Unaudited)

Investment
		Units	Unit Fair Value	Net Assets	Income	Expense RatioB	Total ReturnC
Division		(000's)	(lowest to highest)	(000's)	RatioA	(lowest to highest)	(lowest to highest)
Washington Mutual InvestorsSM - Class R-4
	2004*	1,611	$10.19 to $10.44	$ 16,451	(e)%	0.55% to 1.50%	(e)
	2003*	(e)	(e)	(e)	(e)	(e)	(e)
	2002	(e)	(e)	(e)	(e)	(e)	(e)
	2001	(e)	(e)	(e)	(e)	(e)	(e)
	2000	(e)	(e)	(e)	(e)	(e)	(e)

*	Data for 2004 and 2003 is presented as of September 30. The Investment Income Ratio and Total Return are calculated for the preceeding nine month period.

(a)	Not provided for 2000
(b)	As this investment Division was not available until 2001, this data is not meaningful and therefore is not presented
(c)	As this investment Division was not available until 2002, this data is not meaningful and therefore is not presented
(d)	As this investment Division was not available until 2003, this data is not meaningful and therefore is not presented
(e)	As this investment Division was not available until 2004, this data is not meaningful and therefore is not presented

A	The Investment Income Ratio represents dividends received by the Division, excluding capital gains distributions, divided by the average net assets.
The recognition of investment income is determined by the timing of the declaration of dividends by the underlying fund in which the Division invests.
B	The Expense Ratio considers only the expenses borne directly by the Account and is equal to the mortality and expense charge, as defined in Note 3. Certain items in this table are presented as a range of minimum and maximum values; however, such information is calculated independently for each column in the table.
C	Total Return is calculated as the change in unit value for each Contract presented in the Statements of Assets and Liabilities. Certain items in this table are presented as a range of minimum and maximum values; however, such information is calculated independently for each column in the table.

ING Life Insurance and Annuity Company and Subsidiaries

(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.)

For the period ended September 30, 2004

INDEX

PAGE

1

ING Life Insurance and Annuity Company and Subsidiaries

(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.)

Condensed Consolidated Statements of Income

(Unaudited)

(Millions)

	Three months ended September 30,		Nine months ended September 30,
	2004	2003	2004	2003
Revenue:
Premiums	$ 9.7	$ 9.1	$ 31.6	$ 42.3
Fee income	114.1	105.4	349.1	294.5
Net investment income	251.4	237.1	730.3	718.1
Net realized capital gains (losses)	3.8	(0.2)	19.7	33.2
Total revenue	379.0	351.4	1,130.7	1,088.1
Benefits, losses and expenses:
Benefits:
Interest credited and other benefits to policyholders	189.6	193.6	561.2	561.3
Underwriting, acquisition, and insurance expenses:
General expenses	101.7	100.9	308.7	308.5
Commissions	30.9	30.4	94.1	88.7
Policy acquisition costs deferred	(39.1)	(39.4)	(122.5)	(119.0)
Amortization of deferred policy acquisition
costs and value of business acquired	34.6	40.4	108.8	96.4
Total benefits, losses and expenses	317.7	325.9	950.3	935.9
Income before income taxes	61.3	25.5	180.4	152.2
Income tax (benefit) expense	(14.3)	0.6	23.1	41.1
Net income	$ 75.6	$ 24.9	$ 157.3	$ 111.1

The accompanying notes are an integral part of these financial statements.

2

ING Life Insurance and Annuity Company and Subsidiaries

(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.)

Condensed Consolidated Balance Sheets

(Millions, except share data)

	September 30	December 31,
	2004	2003
	(Unaudited)
Assets
Investments:
Fixed maturities, available for sale, at fair value (amortized cost of
$15,886.4 at 2004 and $15,455.0 at 2003)	$ 16,412.2	$ 16,049.7
Equity securities, available for sale, at fair value:
Nonredeemable preferred stock (cost of $59.3 at 2004 and $34.1 at 2003)	59.7	34.4
Investment in affiliated mutual funds (cost of $89.7 at 2004
and $112.3 at 2003)	99.5	127.4
Common stock (cost of $0.1 at 2004 and 2003)	0.1	0.1
Mortgage loans on real estate	1,059.3	754.5
Policy loans	264.4	270.3
Short-term investments	268.1	1.0
Other investments	58.4	52.6
Securities pledged (amortized cost of $1,735.8 at 2004 and $1,624.4 at 2003)	1,753.8	1,644.8
Total investments	19,975.5	18,934.8

Cash and cash equivalents	169.3	57.8
Short-term investments under securities loan agreement	744.6	123.9
Accrued investment income	187.8	169.6
Reinsurance recoverable	3,009.8	2,953.2
Receivables for securities sold	144.8	-
Deferred policy acquisition costs	380.0	307.9
Sales inducements to contractholders	19.0	-
Value of business acquired	1,364.5	1,415.4
Property, plant and equipment (net of accumulated depreciation
of $82.4 at 2004 and $79.8 at 2003)	27.4	31.7
Due from affiliates	9.9	41.5
Other assets	3.8	174.5
Assets held in separate accounts	30,739.4	33,014.7
Total assets	$ 56,775.8	$ 57,225.0

The accompanying notes are an integral part of these financial statements.

3

ING Life Insurance and Annuity Company and Subsidiaries

(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.)

Condensed Consolidated Balance Sheets

(Millions, except share data)

	September 30,	December 31,
	2004	2003
	(Unaudited)
Liabilities and Shareholder's Equity
Policy liabilities and accruals:
Future policy benefits and claims reserves	$ 3,229.1	$ 3,379.9
Unpaid claims and claim expenses	30.6	25.4
Other policyholders' funds	17,647.6	15,871.3
Total policy liabilities and accruals	20,907.3	19,276.6
Due to affiliates	42.1	92.4
Payables under securities loan agreement	744.6	123.9
Borrowed money	1,029.1	1,519.3
Current income taxes	39.8	85.6
Deferred income taxes	193.9	184.7
Payables for securities purchased	133.5	5.4
Other liabilities	184.6	276.5
Liabilities related to separate accounts	30,739.4	33,014.7
Total liabilities	54,014.3	54,579.1
Shareholder's equity
Common stock (100,000 shares authorized, 55,000 shares issued and
outstanding, $50.00 per share par value)	2.8	2.8
Additional paid-in capital	4,646.5	4,646.5
Accumulated other comprehensive income	67.2	106.8
Retained deficit	(1,955.0)	(2,110.2)
Total shareholder's equity	2,761.5	2,645.9
Total liabilities and shareholder's equity	$ 56,775.8	$ 57,225.0

The accompanying notes are an integral part of these financial statements.

4

ING Life Insurance and Annuity Company and Subsidiaries

(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.)

Condensed Consolidated Statements of Changes in Shareholder's Equity

(Unaudited)

(Millions)

	Nine months ended September 30,
	2004	2003
Shareholder's equity, beginning of period	$ 2,645.9	$ 2,262.8
Comprehensive income:
Net income	157.3	111.1
Other comprehensive (loss) income net of tax: Unrealized (loss) gain
on securities ($(60.9) and $16.8, pretax year to date)	(39.6)	10.9
Other	(2.1)	-
Total comprehensive income	115.6	122.0
Capital contributions	-	200.0
Shareholder's equity, end of period	$ 2,761.5	$ 2,584.8

The accompanying notes are an integral part of these financial statements.

5

ING Life Insurance and Annuity Company and Subsidiaries

(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.)

Condensed Consolidated Statements of Cash Flows

(Unaudited)

(Millions)

	Nine months ended September 30,
	2004	2003
Net cash provided by operating activities	$ 430.5	$ 1,363.2
Cash flows from investing activities
Proceeds from the sale, maturity or repayment of:
Fixed maturities, available for sale	21,641.5	21,924.3
Equity securities, available for sale	43.1	92.3
Short-term and other investments	418.4	0.3
Mortgages	12.4	12.7
Acquisition of investments:
Fixed maturities, available for sale	(21,306.0)	(23,516.4)
Equity securities, available for sale	(41.6)	(23.3)
Short-term and other investments	(685.7)	-
Mortgages	(317.2)	(191.6)
Sale of property and equipment	13.4	(2.8)
Other, net	(13.6)	13.4
Net cash provided by (used for) investing activities	(235.3)	(1,691.1)
Cash flows from financing activities
Deposits for investment contracts and interest credited	1,033.4	444.2
Maturities and withdrawals from investment contracts	(1,309.1)	(247.1)
Capital contribution	-	200.0
Transfers from (to) separate accounts	192.0	(37.0)
Net cash (used for) provided by financing activities	(83.7)	360.1
Net increase in cash and cash equivalents	111.5	32.2
Cash and cash equivalents, beginning of period	57.8	65.4
Cash and cash equivalents, end of period	$ 169.3	$ 97.6

The accompanying notes are an integral part of these financial statements.

6

ING Life Insurance and Annuity Company and Subsidiaries

(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.)

Notes to Condensed Consolidated Financial Statements (Unaudited)

Basis of Presentation

ING Life Insurance and Annuity Company ("ILIAC"), and its wholly-owned subsidiaries (collectively, the "Company") are providers of financial products and services in the United States. These condensed consolidated financial statements include ILIAC and its wholly-owned subsidiaries, ING Insurance Company of America ("IICA"), ING Financial Advisers, LLC, and, through February 28, 2002, Aetna Investment Adviser Holding Company, Inc. ("IA Holdco"). ILIAC was a wholly-owned subsidiary of ING Retirement Holdings, Inc. ("HOLDCO"), which was a wholly-owned subsidiary of ING Retirement Services, Inc. ("IRSI"). IRSI was a wholly-owned subsidiary of Lion Connecticut Holdings Inc. ("Lion"), which in turn was ultimately owned by ING Groep N.V. ("ING"), a financial services company based in The Netherlands. However, on March 30, 2003, a series of mergers occurred in the following order: IRSI merged into Lion, HOLDCO merged into Lion and IA Holdco merged into Lion. As a result, ILIAC is now a direct wholly-owned subsidiary of Lion.

On February 28, 2002, ILIAC contributed 100% of the stock of IA Holdco and its subsidiaries to HOLDCO, (former ILIAC parent company), resulting in a distribution totaling $60.1 million. As a result of this transaction, the Investment Management Services segment is no longer reflected as an operating segment of the Company.

The condensed consolidated financial statements and notes as of September 30, 2004 and December 31, 2003 and for the three and nine-months ended September 30, 2004 and 2003 ("interim periods") have been prepared in accordance with U.S. generally accepted accounting principles and are unaudited. The condensed consolidated financial statements reflect all adjustments (consisting only of normal recurring accruals), which are, in the opinion of management, necessary for the fair presentation of the consolidated financial position, results of operations and cash flows for the interim periods. These condensed consolidated financial statements and notes should be read in conjunction with the consolidated financial statements and related notes as presented in the Company's 2003 Annual Report on Form 10-K. The results of operations for the interim periods may not be considered indicative of results to be expected for the full year. Certain reclassifications have been made to 2003 financial information to conform to the 2004 presentation.

The Company conducts its business through one reporting segment, U.S. Financial Services ("USFS"), and revenue reported by the Company is predominantly derived from external customers.

7

ING Life Insurance and Annuity Company and Subsidiaries

(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.)

Notes to Condensed Consolidated Financial Statements (Unaudited)

Recently Adopted Accounting Standards

Accounting and Reporting by Insurance Enterprises for Certain Nontraditional Long-Duration Contracts and for Separate Accounts

The Company adopted Statement of Position ("SOP") 03-1, "Accounting and Reporting by Insurance Enterprises for Certain Nontraditional Long-Duration Contracts and for Separate Accounts," on January 1, 2004. SOP 03-1 establishes several new accounting and disclosure requirements for certain nontraditional long-duration contracts and for separate accounts including, among other things, a requirement that assets and liabilities of separate account arrangements that do not meet certain criteria be accounted for as general account assets and liabilities, and that revenues and expenses related to such arrangements be consolidated with the respective revenue and expense lines in the Condensed Consolidated Statement of Operations. In addition, the SOP requires additional liabilities be established for certain guaranteed death and other benefits and for Universal Life products with certain patterns of cost of insurance charges, and that sales inducements provided to contractholders be recognized on the balance sheet separately from deferred acquisition costs and amortized as a component of benefits expense using methodology and assumptions consistent with those used for amortization of deferred policy acquisition costs.

The Company evaluated all requirements of SOP 03-1 and determined that it is affected by the SOP's requirements to account for certain separate account arrangements as general account arrangements and to defer, amortize, and recognize separately, sales inducements to contractholders. Requirements to establish additional liabilities for minimum guarantee benefits are also applicable to the Company, however, the Company's policies on contract liabilities have historically been, and continue to be, in conformity with the requirements newly established. Requirements for recognition of additional liabilities for products with certain patterns of cost of insurance charges are not applicable to the Company.

The adoption of SOP 03-1 did not have a significant effect on the Company's results of operations, and had no impact on the Company's net income.

The implementation of SOP 03-1 raised questions regarding the interpretation of the requirements of Financial Accounting Standard ("FAS") No. 97, concerning when it is appropriate to record an unearned revenue liability related to the insurance benefit function. To clarify its position, the Financial Accounting Standards Board ("FASB") issued FASB Staff Position No. FAS 97-1 ("FSP FAS 97-1"), "Situations in Which Paragraphs 17(b) and 20 of FASB Statement No. 97, 'Accounting and Reporting by Insurance Enterprises for Certain Long-Duration Contracts and for Realized Gains and Losses from the Sale of Investments,' Permit or Require Accrual of an Unearned Revenue Liability," effective for fiscal periods beginning subsequent to the date the guidance was issued, June 18, 2004. The Company adopted FSP FAS 97-1 on July 1, 2004 and has evaluated the impact of the guidance on whether the Company is required to establish an additional unearned revenue reserve on its existing and new business. The

8

ING Life Insurance and Annuity Company and Subsidiaries

(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.)

Notes to Condensed Consolidated Financial Statements (Unaudited)

adoption of FSP FAS 97-1 did not have an impact on the Company's financial position, results of operations or cash flows.

The Meaning of Other Than Temporary Impairment and its Application to Certain Investments

In March 2004, the Emerging Issues Task Force ("EITF") reached a consensus on EITF Issue No. 03-1 ("EITF 03-1"), "The Meaning of Other Than Temporary Impairment and Its Application to Certain Investments," requiring that a three-step impairment model be applied to securities within its scope. The three-step model is to be applied on a security-by-security basis as follows:

Step 1: Determine whether an investment is impaired. An investment is impaired if the fair value of the investment is less than its cost basis.

Step 2: Evaluate whether an impairment is other than temporary.

Step 3: If the impairment is other than temporary, recognize an impairment loss equal to the difference between the investment's cost and its fair value.

On September 30, 2004, the FASB issued FASB Staff Position No. EITF Issue 03-1-1 ("FSP EITF 03-1-1"), "Effective Date of Paragraphs 10-20 of EITF Issue No. 03-1, 'The Meaning of Other Than Temporary Impairment and Its Application to Certain Investments,'" which delayed EITF 03-1's original effective date of July 1, 2004 for the paragraphs of the guidance surrounding steps two and three of the impairment model introduced. The delay is in effect until a final consensus can be reached on such guidance. Despite the delay of the implementation of steps two and three, other than temporary impairments are still to be recognized as required by existing guidance.

Earlier consensus reached by the EITF on this issue required that certain quantitative and qualitative disclosures be made for unrealized losses on debt and equity securities that have not been recognized as other than temporary impairments. These disclosures were adopted by the Company, effective December 31, 2003, and included in the Investments footnote of the Notes to Consolidated Financial Statements included in the Company's December 31, 2003 Form 10-K. In addition to the disclosure requirements adopted by the Company effective December 31, 2003, the final consensus of EITF 03-1 reached in March 2004 included additional disclosure requirements that are effective for annual financial statements for fiscal years ending after June 15, 2004.

New Accounting Pronouncements

In September 2004, the AICPA issued Technical Practice Aid 6300.05-6300.08 "Q&As Related to the Implementation of SOP 03-1, Accounting and Reporting by Insurance Enterprises for Certain Nontraditional Long-Duration Contracts and for Separate Accounts" (the "TPA"). The TPA provides additional guidance regarding certain implicit assessments that may be used in testing of the base mortality function on contracts, which is performed to determine whether additional liabilities are required in conjunction with SOP 03-1. In addition, the TPA provides additional guidance

9

ING Life Insurance and Annuity Company and Subsidiaries

(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.)

Notes to Condensed Consolidated Financial Statements (Unaudited)

surrounding the allowed level of aggregation of additional liabilities determined under the SOP. The Company is currently evaluating the impact of the TPA and anticipates it will have no impact on the Company's financial position, results of operations or cash flows.

Deferred Policy Acquisition Costs and Value of Business Acquired

Deferred Policy Acquisition Costs ("DAC") is an asset, which represents certain costs of acquiring certain insurance business, which are deferred and amortized. These costs, all of which vary with and are primarily related to the production of new and renewal business, consist principally of commissions, certain underwriting and contract issuance expenses, and certain agency expenses. Value of business acquired ("VOBA") is an asset, which represents the present value of estimated net cash flows embedded in the Company's contracts, which existed at the time the Company was acquired by ING. DAC and VOBA are evaluated for recoverability at each balance sheet date and these assets would be reduced to the extent that gross profits are inadequate to recover the asset.

The amortization methodology varies by product type based upon two accounting standards: FAS No. 60, "Accounting and Reporting by Insurance Enterprises" ("FAS No. 60") and FAS No. 97, "Accounting and Reporting by Insurance Enterprises for Certain Long-Duration Contracts and Realized Gains and Losses from the Sale of Investments" ("FAS No. 97").

Under FAS No. 60, acquisition costs for traditional life insurance products, which primarily include whole life and term life insurance contracts, are amortized over the premium payment period in proportion to the premium revenue recognition.

Under FAS No. 97, acquisition costs for universal life and investment-type products, which include universal life policies and fixed and variable deferred annuities, are amortized over the life of the blocks of policies (usually 25 years) in relation to the emergence of estimated gross profits from surrender charges, investment margins, mortality and expense margins, asset-based fee income, and actual realized gains (losses) on investments. Amortization is adjusted retrospectively when estimates of current or future gross profits to be realized from a group of products are revised.

10

ING Life Insurance and Annuity Company and Subsidiaries

(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.)

Notes to Condensed Consolidated Financial Statements (Unaudited)

VOBA activity for the nine month periods ended September 30, 2004 and 2003 was as follows:

(Millions)	2004	2003
Balance at December 31	$ 1,415.4	$ 1,438.4
Adjustment for FAS No. 115	5.3	2.8
Additions	37.4	42.7
Interest accrued at 5% to 7%	69.4	71.8
Amortization	(163.0)	(156.6)
Balance at September 30	$ 1,364.5	$ 1,399.1

Investments

Impairments

During the three months ended September 30, 2004, the Company determined that 26 fixed maturities had other than temporary impairments. As a result, for the three months ended September 30, 2004, the Company recognized a pre-tax loss of $5.6 million to reduce the carrying value of the fixed maturities to their fair value at the time of impairment. During the three months ended September 30, 2003, the Company determined that 5 fixed maturities had other than temporary impairments. As a result, for the three months ended September 30, 2003, the Company recognized a pre-tax loss of $8.5 million to reduce the carrying value of the fixed maturities to their fair value at the time of impairment.

During the nine months ended September 30, 2004, the Company determined that 50 fixed maturities had other than temporary impairments. As a result, for the nine months ended September 30, 2004, the Company recognized a pre-tax loss of $11.4 million to reduce the carrying value of the fixed maturities to their fair value at the time of impairment. During the nine months ended September 30, 2003, the Company determined that 80 fixed maturities had other than temporary impairments. As a result, for the nine months ended September 30, 2003, the Company recognized a pre-tax loss of $74.7 million to reduce the carrying value of the fixed maturities to their fair value at the time of impairment.

The fair value of the remaining impaired fixed maturities at September 30, 2004 and 2003 is $145.1 million and $156.8 million, respectively.

11

ING Life Insurance and Annuity Company and Subsidiaries

(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.)

Notes to Condensed Consolidated Financial Statements (Unaudited)

Separate Accounts

Separate Account assets and liabilities generally represent funds maintained to meet specific investment objectives of contractholders who bear the investment risk, subject, in limited cases, to minimum guaranteed rates. Investment income and investment gains and losses generally accrue directly to such contractholders. The assets of each account are legally segregated and are not subject to claims that arise out of any other business of the Company.

Separate Account assets supporting variable options under universal life and annuity contracts are invested, as designated by the policyholder or participant (who bears the investment risk subject, in limited cases, to minimum guaranteed rates) under a contract in shares of mutual funds which are managed by the Company, or in other selected mutual funds not managed by the Company.

Separate Account assets and liabilities are carried at fair value and shown as separate captions in the Condensed Consolidated Balance Sheets. Deposits, investment income and net realized and unrealized capital gains and losses of the Separate Accounts are not reflected in the Condensed Consolidated Financial Statements (with the exception of realized and unrealized capital gains and losses on the assets supporting the guaranteed interest option). The Condensed Consolidated Statements of Cash Flows do not reflect investment activity of the Separate Accounts.

Assets and liabilities of separate account arrangements that do not meet the criteria in SOP 03-1 for separate presentation in the Condensed Consolidated Balance Sheets (those arrangements supporting the guaranteed interest option), and revenues and expenses related to such arrangements, were reclassified to the general account on January 1, 2004, in accordance with the SOP requirements.

Additional Insurance Benefits and Minimum Guarantees

Under SOP 03-1, the Company calculates an additional liability (the "SOP reserve") for certain guaranteed benefits in order to recognize the expected value of death benefits in excess of the projected account balance over the accumulation period based on total expected assessments.

12

ING Life Insurance and Annuity Company and Subsidiaries

(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.)

Notes to Condensed Consolidated Financial Statements (Unaudited)

The SOP reserve calculated is the minimum guaranteed death benefits ("MGDB") reserve and is determined each period by estimating the expected value of death benefits in excess of the projected account balance and recognizing the excess ratably over the accumulation period based on total expected assessments. The Company regularly evaluates estimates used to adjust the additional liability balance, with a related charge or credit to benefit expense, if actual experience or other evidence suggests that earlier assumptions should be revised. The following assumptions and methodology were used to determine the MGDB SOP reserve at September 30, 2004:

Area	Assumptions/Basis for Assumptions
Data used	Based on 101 investment performance scenarios stratified based on
10,000 random generated scenarios
Mean investment performance	8.5%
Volatility	18.0%
Mortality	60.0%, 60.0%, 75.0% of the 90-95 ultimate mortality table for standard, rachet, and rollup, respectively
Lapse rates	Vary by contract type and duration; range between 1.0% and 40.0%
Discount rates	6.5%, based on the portfolio earned rate of the general account

As of September 30, 2004, the separate account liability subject to SOP 03-1 for minimum guaranteed benefits and the additional liability recognized related to minimum guarantees is $4,361.5 million and $0.9 million, respectively. During the nine months ended September 30, 2004, incurred guaranteed benefits and paid guaranteed benefits were $0.3 million and $0.1 million, respectively. The net amount at risk (net of reinsurance) and the weighted average attained age of contractholders is $44.5 million and 67, respectively, as of September 30, 2004.

The aggregate fair value of equity securities (including mutual funds), by major investment asset category, supporting separate accounts with additional insurance benefits and minimum investment return guarantees as of September 30, 2004 is $4,361.5 million.

Sales Inducements

Sales inducements represent benefits paid to contractholders that are incremental to the amounts the Company credits on similar contracts and are higher than the contract's expected ongoing crediting rates for periods after the inducement. As of January 1, 2004, such amounts are reported separately on the balance sheet in accordance with SOP 03-1. Prior to 2004, sales inducements were recorded as a component of other assets on the Condensed Consolidated Balance Sheets. Sales inducements are amortized as a component of benefit expense using methodology and assumptions consistent with those used for amortization of DAC. During the three months ended September 30, 2004, the Company capitalized $0.8 million and amortized $1.8 million of sales inducements, respectively. During the nine months ended September 30, 2004, the Company capitalized $2.1 million and amortized $5.1 million of sales inducements, respectively.

13

ING Life Insurance and Annuity Company and Subsidiaries

(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.)

Notes to Condensed Consolidated Financial Statements (Unaudited)

The unamortized balance of capitalized sales inducements as of September 30, 2004 is $19.0 million.

Benefit Plans

Non-Qualified Retirement Plans

As of December 31, 2001, the Company, in conjunction with ING, offers certain eligible employees (excluding, among others, Career Agents) the Supplemental ING Retirement Plan for Aetna Financial Services and Aetna International Employees ("SERP"). Effective January 1, 2002, the Company, in conjunction with ING, offers certain employees (other than Career Agents) supplemental retirement benefits under the ING Americas Supplemental Executive Retirement Plan (the "Americas Supplemental Plan"). The Company, in conjunction with ING, sponsors the Pension Plan for Certain Producers of ING Life Insurance and Annuity Company (formerly the Pension Plan for Certain Producers of Aetna Life Insurance and Annuity Company) (the "Agents Non-Qualified Plan"), a non-qualified defined benefit pension plan. The Company also sponsors the Producers' Incentive Savings Plan ("PIP"), which is a non-qualified deferred compensation plan for eligible Career Agents and certain other individuals who meet the eligibility criteria specified in the PIP. The Company also sponsors the Producers' Deferred Compensation Plan ("DCP"), which is a non-qualified deferred compensation plan for eligible Career Agents and certain other individuals who meet the eligibility criteria specified in the DCP. Benefit accruals under the SERPs ceased effective as of December 31, 2001.

Net periodic benefit costs for the SERP and the Agents Non-Qualified Plan for the periods ended September 30, 2004 and 2003 were as follows:

	Three months ended September 30,		Nine months ended September 30,
(Millions)	2004	2003	2004	2003
Interest cost	$ 1.4	$ 1.7	$ 4.4	$ 5.2
Net actuarial loss
recognized in the year	0.1	0.2	0.1	0.6
Unrecognized past service cost
recognized during the year	0.1	0.1	0.2	0.2
Net periodic benefit cost	$ 1.6	$ 2.0	$ 4.7	$ 6.0

Contributions for the SERP and Agents' Non-Qualified Plan are expected to be $9.7 million during 2004.

14

ING Life Insurance and Annuity Company and Subsidiaries

(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.)

Notes to Condensed Consolidated Financial Statements (Unaudited)

Post-Retirement Benefits

In addition to providing pension benefits, the Company, in conjunction with ING, provides certain health care and life insurance benefits for retired employees and certain agents, including certain Career Agents. Generally, retired employees and eligible Career Agents pay a portion of the cost of these post-retirement benefits, usually based on their years of service with the Company. The amount a retiree or eligible Career Agent pays for such coverage is subject to change in the future.

Net periodic benefit costs for retired employees' and retired agents' post-retirement health care benefits for the periods ended September 30, 2004 and 2003 were as follows:

	Three months ended September 30,		Nine months ended September 30,
(Millions)	2004	2003	2004	2003
Service cost	$ 0.3	$ 0.2	$ 0.9	$ 0.6
Interest cost	0.4	0.5	1.3	1.3
Net actuarial loss
recognized in the year	0.2	0.1	0.5	0.3
Unrecognized past service cost
recognized during the year	(0.5)	(0.1)	(0.7)	(0.3)
Net periodic benefit cost	$ 0.4	$ 0.7	$ 2.0	$ 1.9

Contributions for retired employees' and retired agents' post-retirement health care benefits are expected to be $1.3 million during 2004.

Changes in Assumptions

Changes in the weighted-average assumptions used in the measurement of the benefit obligation for the Retirement Plan were as follows:

	2004	2003
Discount rate at beginning of period	6.25%	6.75%

Change to Post Retirement Health and Welfare Plan

On August 1, 2004, the Post Retirement Health and Welfare Plan (the "Plan") was amended to change the age and service required to qualify for benefits. The Plan now requires five years of continuous service beginning on or after age 50. Whereas previously service cost was attributed throughout the employee's career with the Company, it will now be attributed beginning at age 50. The change is accounted for as a negative plan amendment and curtailment. A remeasurement was performed as of

15

ING Life Insurance and Annuity Company and Subsidiaries

(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.)

Notes to Condensed Consolidated Financial Statements (Unaudited)

August 1, 2004, using best estimate assumptions as of that date. The impact of the amendment and subsequent remeasurement was as follows:

Accumulated post retirement benefit obligation	$ 7.2
Unrecognized (gain) loss	(0.4)
Unrecognized past service cost	(6.9)
Net (liability) asset	$ (0.1)

Net periodic cost for the quarter	$ (0.3)
Net periodic cost year to date	$ (0.3)

Effect of Recently Enacted Legislation

On December 8, 2003, President Bush signed into law the Medicare Prescription Drug Improvement and Modernization Act of 2003 (the "Act"). The Act expands Medicare, primarily by including a prescription drug benefit starting in 2006. Employers currently sponsoring such prescription drug programs will have a range of options to potentially reduce program costs. In May 2004, the FASB issued Staff Position No. FAS 106-2, "Accounting and Disclosure Requirements Related to the Medicare Prescription Drug, Improvement and Modernization Act of 2003" (FSP FAS 106-2), which superceded FSP FAS 106-1 and provides guidance on how companies should account for the impact of the Act on postretirement health care plans. To encourage employers to maintain postretirement drug benefits, beginning in 2006, the federal government will provide non-taxable subsidy payments to employers who sponsor retiree drug benefits that are "actuarially equivalent" to the Medicare Part D benefits. The Company has determined that its postretirement medical plan's prescription drug benefits are likely to qualify as actuarially equivalent to Part D benefits. The resulting subsidy, when received by the Company, will be passed through to the retirees in the form of lower contributions on the part of plan participants. The Company is currently in the process of amending the Plan to reflect the reduction of participant contributions, and therefore, the subsidy is not expected to have a significant impact on the Company's financial position or results of operations.

Income Taxes

The Company's effective tax rates for the three months ended September 30, 2004 and 2003 were (23.3)% and 2.4%, respectively. Effective tax rates for the nine months ended September 30, 2004 and 2003 were 12.8% and 27.0%, respectively. The decrease in effective rates for both the three and nine months ended September 30, 2004, is primarily due to the tax benefit associated with the settlement of the 1998-2000 IRS audit. The benefit, which relates primarily to the separate account dividends received deduction, reduced the three-month and nine month year over year effective rates by 53.8% and 18.3%, respectively.

16

ING Life Insurance and Annuity Company and Subsidiaries

(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.)

Notes to Condensed Consolidated Financial Statements (Unaudited)

Commitments and Contingent Liabilities

Commitments

Through the normal course of investment operations, the Company commits to either purchase or sell securities, commercial mortgage loans or money market instruments at a specified future date and at a specified price or yield. The inability of counterparties to honor these commitments may result in either higher or lower replacement cost. Also, there is likely to be a change in the value of the securities underlying the commitments. At September 30, 2004 and December 31, 2003, the Company had off-balance sheet commitments to purchase investments equal to the fair value of $225.9 million and $154.3 million, respectively.

Litigation

The Company is a party to threatened or pending lawsuits/arbitrations arising from the normal conduct of business. Due to the climate in insurance and business litigation, suits against the Company sometimes include claims for substantial compensatory, consequential or punitive damages and other types of relief. Moreover, certain claims are asserted as class actions, purporting to represent a group of similarly situated individuals. While it is not possible to forecast the outcome of such lawsuits/arbitrations, in light of existing insurance, reinsurance and established reserves, it is the opinion of management that the disposition of such lawsuits/arbitrations will not have a materially adverse effect on the Company's operations or financial position.

17

VARIABLE ANNUITY ACCOUNT C PART C - OTHER INFORMATION
Item 24. Financial Statements and Exhibits
(a)	Financial Statements:
(1)	Incorporated by reference in Part A: Condensed Financial Information
(1)(a)	Condensed Financial Information for period ended September 30, 2004 included in Part A
(2)	Incorporated by reference in Part B: Financial Statements of Variable Annuity Account C:
-	Report of Independent Auditors
-	Statement of Assets and Liabilities as of December 31, 2003
-	Statement of Operations for the year ended December 31, 2003
-	Statements of Changes in Net Assets for the years ended December 31, 2003 and 2002
-	Notes to Financial Statements
Financial Statements of ING Life Insurance and Annuity Company:
-	Report of Independent Auditors
-	Consolidated Income Statements for the years ended December 31, 2003, 2002 and 2001
-	Consolidated Balance Sheets as of December 31, 2003 and 2002
-	Consolidated Statements of Changes in Shareholder's Equity for the years ended December 31, 2003, 2002 and 2001
-	Consolidated Statements of Cash Flows for the years ended December 31, 2003, 2002 and 2001
-	Notes to Consolidated Financial Statements
(2)(a)	Unaudited Financial Statements of Variable Annuity Account C Included in Part B
-	Unaudited Statements of Assets and Liabilities as of September 30, 2004
-	Unaudited Statements of Operations for the nine months ended September 30, 2004
-	Unaudited Statements of Changes in Net Assets for the nine months ended September 30, 2004 and 2003
-	Unaudited Notes to Financial Statements
Unaudited Financial Statements of ING Life Insurance and Annuity Company Included in Part B
-	Unaudited Condensed Consolidated Statements of Income for the three months ended September 30, 2004 and 2003, and for the nine months ended September 30, 2004 and 2003
-	Unaudited Condensed Consolidated Balance Sheets as of September 30, 2004 and December 31, 2003
-	Unaudited Condensed Consolidated Statements of Changes in Shareholder's Equity for the nine months ended September 30, 2004 and 2003
-	Unaudited Condensed Consolidated Statements of Cash Flows for the nine months ended September 30, 2004 and 2003
-	Notes to Unaudited Condensed Consolidated Financial Statements
(b)	Exhibits
	(1)	Resolution establishing Variable Annuity Account C • Incorporated by reference to Post-Effective Amendment No. 6 to Registration Statement on Form N-4 (File No. 33-75986), as filed on April 22, 1996.
	(2)	Not applicable
	(3.1)	Broker-Dealer Agreement • Incorporated by reference to Registration Statement on Form N-4 (File No. 333-56297), as filed on June 8, 1998.
(3.2)

Alternative Form of Wholesaling Agreement and Related Selling Agreement • Incorporated by reference to Post-Effective Amendment No. 5 to Registration Statement on Form N-4 (File No. 33-75986), as filed on April 12, 1996.

(3.3)

Broker-Dealer Agreement dated June 7, 2000 between Aetna Life Insurance and Annuity Company and Aetna Investment Services, Inc. (AISI) and Letter of Assignment to AISI • Incorporated by reference to Pre-Effective Amendment No. 1 to Registration Statement on Form N-4 (File No. 333-49176), as filed on November 30, 2000.

(3.4)

Underwriting Agreement dated November 17, 2000 between Aetna Life Insurance and Annuity Company and Aetna Investment Services, LLC • Incorporated by reference to Pre-Effective Amendment No. 1 to Registration Statement on Form N-4 (File No. 333-49176), as filed on November 30, 2000.

	(4.1)	Variable Annuity Contract (G-CDA(12/99)) • Incorporated by reference to Post-Effective Amendment No. 19 to Registration Statement on Form N-4 (File No. 333-01107), as filed on February 16, 2000.
(4.2)

Variable Annuity Contract Certificate (C-CDA(12/99)) • Incorporated by reference to Post-Effective Amendment No. 19 to Registration Statement on Form N-4 (File No. 333-01107), as filed on February 16, 2000.

(4.3)

Endorsement (E-MMLOAN(12/99)) to Contract G-CDA(12/99) and Contract Certificate C-CDA(12/99) • Incorporated by reference to Post-Effective Amendment No. 19 to Registration Statement on Form N-4 (File No. 333-01107), as filed on February 16, 2000.

(4.4)

Endorsement (E-MMFPEX-99R) to Contract G-CDA(12/99) and Contract Certificate C-CDA(12/99) • Incorporated by reference to Post-Effective Amendment No. 19 to Registration Statement on Form N-4 (File No. 333-01107), as filed on February 16, 2000.

(4.5)

Endorsement (E-MMGDB(12/99)) to Contract G-CDA(12/99) and Contract Certificate C-CDA(12/99) • Incorporated by reference to Post-Effective Amendment No. 19 to Registration Statement on Form N-4 (File No. 333-01107), as filed on February 16, 2000.

(4.6)

Endorsement (E-MMLSWC(12/99)) to Contract G-CDA(12/99) and Contract Certificate C-CDA(12/99) • Incorporated by reference to Post-Effective Amendment No. 19 to Registration Statement on Form N-4 (File No. 333-01107), as filed on February 16, 2000.

(4.7)

Endorsement (E-MMTC(12/99)) to Contract G-CDA(12/99) and Contract Certificate C-CDA(12/99) • Incorporated by reference to Post-Effective Amendment No. 19 to Registration Statement on Form N-4 (File No. 333-01107), as filed on February 16, 2000.

(4.8)

Endorsement (EMM-DAC-03) to Contract G-CDA(12/99) and Contract Certificate C-CDA(12/99) • Incorporated by reference to Pre-Effective Amendment No. 1 to Registration Statement on Form N-4 (File No. 333-109860), as filed on December 30, 2003.

(4.9)

Endorsement (EMM-TABCert-03) to Contract Certificate C-CDA(12/99) • Incorporated by reference to Pre-Effective Amendment No. 1 to Registration Statement on Form N-4 (File No. 333-109860), as filed on December 30, 2003.

(4.10)

Endorsement (EMM-TABCont-03) to Contract C-CDA(12/99) • Incorporated by reference to Pre-Effective Amendment No. 1 to Registration Statement on Form N-4 (File No. 333-109860), as filed on December 30, 2003.

(4.11)

Schedules: MM-HC401a-03; MM-HC401K-03; MMH-HC403b-03;
MM-HC403bv-03; MM-HC457bTE-03; and MM-HC457g-03 to Contract
G-CDA(12/99) and Contract Certificate C-CDA(12/99) • Incorporated by reference to Pre-Effective Amendment No. 1 to Registration Statement on Form N-4 (File No. 333-109860), as filed on December 30, 2003.

	(4.12)	Variable Annuity Contract (G-CDA-99(NY)) • Incorporated by reference to Post-Effective Amendment No. 19 to Registration Statement on Form N-4 (File No. 333-01107), as filed on February 16, 2000.
(4.13)

Variable Annuity Contract Certificate (C-CDA-99(NY)) • Incorporated by reference to Post-Effective Amendment No. 19 to Registration Statement on Form N-4 (File No. 333-01107), as filed on February 16, 2000.

(4.14)

Endorsement (E-MMGDB-99(NY)) to Contract G-CDA-99(NY) and Contract Certificate C-CDA-99(NY) • Incorporated by reference to Post-Effective Amendment No. 19 to Registration Statement on Form N-4 (File No. 333-01107), as filed on February 16, 2000.

(4.15)

Endorsement (E-MMLOAN-99(NY)) to Contract G-CDA-99(NY) and Contract Certificate C-CDA-99(NY) • Incorporated by reference to Post-Effective Amendment No. 19 to Registration Statement on Form N-4 (File No. 333-01107), as filed on February 16, 2000.

	(4.16)	Variable Annuity Contract (G-CDA(99)) • Incorporated by reference to Post-Effective Amendment No. 19 to Registration Statement on Form N-4 (File No. 333-01107), as filed on February 16, 2000.
(4.17)

Variable Annuity Contract Certificate (C-CDA(99)) • Incorporated by reference to Post-Effective Amendment No. 19 to Registration Statement on Form N-4 (File No. 333-01107), as filed on February 16, 2000.

(4.18)

Endorsement E457b-C-01 to Contract G-CDA(12/99) and Contract Certificate C-CDA(12/99) • Incorporated by reference to Post-Effective Amendment No. 28 to Registration Statement on Form N-4 (File No. 333-01107), as filed on November 14, 2001.

(4.19)

Endorsement E457b-T-01 to Contract G-CDA(12/99) and Contract Certificate C-CDA(12/99) • Incorporated by reference to Post-Effective Amendment No. 28 to Registration Statement on Form N-4 (File No. 333-01107), as filed on November 14, 2001.

(4.20)

Endorsement EEGTRRA-HEG(01) to Contracts GST-CDA-HO,
GLIT-CDA-HO, GIT-CDA-HO, GSD-CDA-HO, GLID-CDA-HO,
GID-CDA-HO, G-CDA-HD, G-CDA-HF, G-CDA-IA(RP),
G-CDA-IB(AORP), G-CDA-IB(ORP), G-CDA-IB(ATORP),
G-CDA-IB(TORP), G-CDA-96(TORP), G-CDA-96(ORP),
G-CDA(12/99), A001RP95, A0Z0RV95, IA-CDA-IA, I-CDA-HD and
I-CDA-98(ORP) and Contract Certificates GTCC-HO, GDCC-HO,
GTCC-HD, GDCC-HD, GTCC-HF, GDCC-HF, GTCC-IA(RP),
GTCC-IB(AORP), GTCC-IB(AORP), GTCC-IB(ATORP),
GTCC-96(TORP), GTCC-96(ORP), C-CDA(12/99), A007RC95 and A027RV95 • Incorporated by reference to Post-Effective Amendment No. 22 to Registration Statement on Form N-4 (File No. 33-81216), as filed on February 15, 2002.

	(4.21)	Variable Annuity Contract (G-CDA-01(NY)) • Incorporated by reference to Post-Effective Amendment No. 30 to Registration Statement on Form N-4 (File No. 333-01107), as filed on April 10, 2002.
(4.22)

Variable Annuity Contract Certificate (C-CDA-01(NY)) • Incorporated by reference to Post-Effective Amendment No. 30 to Registration Statement on Form N-4 (File No. 333-01107), as filed on April 10, 2002.

(4.23)

Appendix A (Variable Provisions in Group Annuity Contract
G-CDA-01(NY)) and Certificate C-CDA-01(NY) • Incorporated by reference to Post-Effective Amendment No. 30 to Registration Statement on Form N-4 (File No. 333-01107), as filed on April 10, 2002.

	(4.24)	Statement of Variability to Contract G-CDA-01(NY) • Incorporated by reference to Post-Effective Amendment No. 30 to Registration Statement on Form N-4 (File No. 333-01107), as filed on April 10, 2002.
(4.25)

Endorsement (E-MMLOAN-01(NY)) to Contract G-CDA-01(NY) and Certificate C-CDA-01(NY) • Incorporated by reference to Post-Effective Amendment No. 30 to Registration Statement on Form N-4 (File No. 333-01107), as filed on April 10, 2002.

(4.26)

Endorsement (E-GDB-01(NY)) to Contract G-CDA-01(NY) and Certificate C-CDA-01(NY) • Incorporated by reference to Post-Effective Amendment No. 30 to Registration Statement on Form N-4 (File No. 333-01107), as filed on April 10, 2002.

(4.27)

Endorsement (EMMCC-01) to Contract G-CDA-01(NY) and Certificate
C-CDA-01(NY) • Incorporated by reference to Post-Effective Amendment No. 30 to Registration Statement on Form N-4 (File No. 333-01107), as filed on April 10, 2002.

(5.1)

Variable Annuity Contract Application (300 MOP-02(04/02)) • Incorporated by reference to Post-Effective Amendment No. 30 to Registration Statement on Form N-4 (File No. 333-01107), as filed on April 10, 2002.

(6.1)

Restated Certificate of Incorporation (amended and restated as of January 1, 2002) of ING Life Insurance and Annuity Company • Incorporated by reference to ING Life Insurance and Annuity Company annual report on Form 10-K (File No. 33-23376), as filed on March 28, 2002.

(6.2)

By-Laws restated as of January 1, 2002 of ING Life Insurance and Annuity Company • Incorporated by reference to ING Life Insurance and Annuity Company annual report on Form 10-K (File No. 33-23376), as filed on March 28, 2002.

	(7)	Not applicable
(8.1)

Fund Participation Agreement dated February 1, 1994 and amended on December 15, 1994, February 1, 1995, May 1, 1995, January 1, 1996 and March 1, 1996 between Aetna Life Insurance and Annuity Company, Variable Insurance Products Fund and Fidelity Distributors Corporation • Incorporated by reference to Post-Effective Amendment No. 12 to Registration Statement on Form N-4 (File No. 33-75964), as filed on February 11, 1997.

(8.2)

Fifth Amendment dated as of May 1, 1997 to the Fund Participation Agreement dated February 1, 1994 and amended on December 15, 1994, February 1, 1995, May 1, 1995, January 1, 1996 and March 1, 1996 between Aetna Life Insurance and Annuity Company, Variable Insurance Products Fund and Fidelity Distributors Corporation • Incorporated by reference to Post-Effective Amendment No. 30 to Registration Statement on Form N-4 (File No. 33-34370), as filed on September 29, 1997.

(8.3)

Sixth Amendment dated November 6, 1997 to the Fund Participation Agreement dated February 1, 1994 and amended on December 15, 1994, February 1, 1995, May 1, 1995, January 1, 1996, March 1, 1996 and May 1, 1997 between Aetna Life Insurance and Annuity Company, Variable Insurance Products Fund and Fidelity Distributors Corporation • Incorporated by reference to Post-Effective Amendment No. 16 to Registration Statement on Form N-4 (File No. 33-75964), as filed on February 9, 1998.

(8.4)

Seventh Amendment dated as of May 1, 1998 to the Fund Participation Agreement dated February 1, 1994 and amended on December 15, 1994, February 1, 1995, May 1, 1995, January 1, 1996, March 1, 1996, May 1, 1997 and November 6, 1997 between Aetna Life Insurance and Annuity Company, Variable Insurance Products Fund and Fidelity Distributors Corporation • Incorporated by reference to Registration Statement on Form N-4 (File No. 333-56297), as filed on June 8, 1998.

(8.5)

Eighth Amendment dated December 1, 1999 to Fund Participation Agreement dated February 1, 1994 and amended on December 15, 1994, February 1, 1995, May 1, 1995, January 1, 1996, March 1, 1996, May 1, 1997, November 6, 1997 and May 1, 1998 between Aetna Life Insurance and Annuity Company, Variable Insurance Products Fund and Fidelity Distributors Corporation • Incorporated by reference to Post-Effective Amendment No. 19 to Registration Statement on Form N-4 (File No. 333-01107), as filed on February 16, 2000.

(8.6)

Fund Participation Agreement dated February 1, 1994 and amended on December 15, 1994, February 1, 1995, May 1, 1995, January 1, 1996 and March 1, 1996 between Aetna Life Insurance and Annuity Company, Variable Insurance Products Fund II and Fidelity Distributors Corporation • Incorporated by reference to Post-Effective Amendment No. 12 to Registration Statement on Form N-4 (File No. 33-75964), as filed on February 11, 1997.

(8.7)

Fifth Amendment dated as of May 1, 1997 to the Fund Participation Agreement dated February 1, 1994 and amended on December 15, 1994, February 1, 1995, May 1, 1995, January 1, 1996 and March 1, 1996 between Aetna Life Insurance and Annuity Company, Variable Insurance Products Fund II and Fidelity Distributors Corporation • Incorporated by reference to Post-Effective Amendment No. 30 to Registration Statement on Form N-4 (File No. 33-34370), as filed on September 29, 1997.

(8.8)

Sixth Amendment dated as of January 20, 1998 to the Fund Participation Agreement dated February 1, 1994 and amended on December 15, 1994, February 1, 1995, May 1, 1995, January 1, 1996, March 1, 1996 and May 1, 1997 between Aetna Life Insurance and Annuity Company, Variable Insurance Products Fund II and Fidelity Distributors Corporation • Incorporated by reference to Post-Effective Amendment No. 7 to Registration Statement on Form S-6 (File No. 33-75248), as filed on February 24, 1998.

(8.9)

Seventh Amendment dated as of May 1, 1998 to the Fund Participation Agreement dated February 1, 1994 and amended on December 15, 1994, February 1, 1995, May 1, 1995, January 1, 1996, March 1, 1996, May 1, 1997 and January 20, 1998 between Aetna Life Insurance and Annuity Company, Variable Insurance Products Fund II and Fidelity Distributors Corporation • Incorporated by reference to Registration Statement on Form N-4 (File No. 333-56297), as filed on June 8, 1998.

(8.10)

Eighth Amendment dated December 1, 1999 to Fund Participation Agreement dated February 1, 1994 and amended on December 15, 1994, February 1, 1995, May 1, 1995, January 1, 1996, March 1, 1996, May 1, 1997, January 20, 1998 and May 1, 1998 between Aetna Life Insurance and Annuity Company, Variable Insurance Products Fund II and Fidelity Distributors Corporation • Incorporated by reference to Post-Effective Amendment No. 19 to Registration Statement on Form N-4 (File No. 333-01107), as filed on February 16, 2000.

(8.11)

Service Agreement effective as of June 1, 2002 by and between Fidelity Investments Institutional Operations Company, Inc. and ING Financial Advisers, LLC • Incorporated by reference to Post-Effective Amendment No. 33 to Registration Statement on Form N-4 (File No. 33-75988), as filed on August 5, 2004.

(8.12)

Service Contract effective as of June 1, 2002 by and between Directed Services, Inc., ING Financial Advisers, LLC, and Fidelity Distributors Corporation • Incorporated by reference to Post-Effective Amendment No. 33 to Registration Statement on Form N-4 (File No. 33-75988), as filed on

August 5, 2004.

(8.13)

Participation Agreement dated as of July 20, 2001 between Franklin Templeton Variable Insurance Products Trust, Franklin Templeton Distributors, Inc. and Aetna Life Insurance and Annuity Company • Incorporated by reference to Post-Effective Amendment No. 27 to Registration Statement on Form N-4 (File No. 333-01107), as filed on October 26, 2001.

(8.14)

Amendment dated as of January 2, 2002 to Participation Agreement dated as of July 20, 2001 by and among Franklin Templeton Variable Insurance Products Trust, Franklin Templeton Distributors, Inc., Aetna Life Insurance and Annuity Company, Aetna Insurance Company of America, Golden American Life Insurance Company and Direct Services, Inc. • Incorporated by reference to Post-Effective Amendment No. 30 to Registration Statement on Form N-4 (File No. 333-01107), as filed on April 10, 2002.

(8.15)

Second Amendment dated December 10, 2003 to Participation Agreement dated July 20, 2001 and as amended on January 2, 2002 by and among Franklin Templeton Variable Insurance Products Trust, Franklin Templeton Distributors, Inc., ING Life Insurance and Annuity Company, ING Insurance Company of America, Golden American Life Insurance Company and Directed Services, Inc. • Incorporated by reference to Post-Effective Amendment No. 27 to Registration Statement on Form N-4 (File No. 333-01107), as filed on October 26, 2001.

(8.16)

Administrative Services Agreement dated as of July 20, 2001 between Franklin Templeton Services, LLC, Aetna Life Insurance and Annuity Company and Aetna Insurance Company of America • Incorporated by reference to Post-Effective Amendment No. 27 to Registration Statement on Form N-4 (File No. 333-01107), as filed on October 26, 2001.

(8.17)

Participation Agreement dated as of November 28, 2001 among Portfolio Partners, Inc., Aetna Life Insurance and Annuity Company and Aetna Investment Services, LLC • Incorporated by reference to Post-Effective Amendment No. 30 to Registration Statement on Form N-4 (File No. 33-75962), as filed on April 8, 2002.

(8.18)

Amendment dated May 1, 2003 between ING Partners, Inc., ING Life Insurance and Annuity Company and ING Financial Advisers, LLC to the Participation Agreement dated as of November 28, 2001 and subsequently amended on March 5, 2002 • Incorporated by reference to Post-Effective Amendment No. 3 to Registration Statement on Form N-4 of Separate Account B of Golden American Life Insurance Company (File No. 333-70600), as filed on June 5, 2003.

(8.19)

Amendment dated March 5, 2002 between Portfolio Partners, Inc. (to be renamed ING Partners, Inc. effective May 1, 2002), Aetna Life Insurance and Annuity Company (to be renamed ING Life Insurance and Annuity Company effective May 1, 2002) and Aetna Investment Services LLC (to be renamed ING Financial Advisers, LLC) to Participation Agreement dated November 28, 2001 • Incorporated by reference to Post-Effective Amendment No. 30 to Registration Statement on Form N-4 (File No. 33-75962), as filed on April 8, 2002.

(8.20)

Amendment dated November 1, 2004 to the Participation Agreement between ING Partners, INC., ING Life Insurance and Annuity Company and ING Financial Advisers, LLC dated as of November 28, 2001 and subsequently amended on March 5, 2002 and May 1, 2003 • Incorporated by reference to Post-Effective Amendment No. 39 to Registration Statement on Form N-4 (File No. 33-75962), as filed on December 17, 2004.

(8.21)

Shareholder Servicing Agreement (Service Class Shares) dated as of November 27, 2001 between Portfolio Partners, Inc. and Aetna Life Insurance and Annuity Company • Incorporated by reference to Post-Effective Amendment No. 30 to Registration Statement on Form N-4 (File No. 33-75962), as filed on April 8, 2002.

(8.22)

Amendment dated March 5, 2002 between Portfolio Partners, Inc. (to be renamed ING Partners, Inc. effective May 1, 2002) and Aetna Life Insurance and Annuity Company (to be renamed ING Life Insurance and Annuity Company effective May 1, 2002) to the Shareholder Servicing Agreement dated November 27, 2001 • Incorporated by reference to Post-Effective Amendment No. 3 to Registration Statement on Form N-4 of Separate Account B of Golden American Life Insurance Company (File No. 333-70600), as filed on June 5, 2003.

(8.23)

Amendment dated May 1, 2003 by and between ING Partners, Inc. and ING Life Insurance and Annuity Company to the Shareholder Servicing Agreement (Service Class Shares) dated November 27, 2001, as amended on March 5, 2002 • Incorporated by reference to Post-Effective Amendment No. 3 to Registration Statement on Form N-4 of Separate Account B of Golden American Life Insurance Company (File No. 333-70600), as filed on June 5, 2003.

(8.24)

Amendment dated November 1, 2004 to the Shareholder Servicing Agreement (Service Class Shares) by and between ING Partners, Inc. and ING Life Insurance and Annuity Company dated November 27, 2001, as amended on March 5, 2002 and May 1, 2003 • Incorporated by reference to Post-Effective Amendment No. 39 to Registration Statement on Form N-4 (File No. 33-75962), as filed on December 17, 2004.

(8.25)

Fund Participation Agreement dated April 30, 2003 between The GCG Trust (renaming effective May 1, 2003 - ING Investors Trust) ING Life Insurance and Annuity Company and ING Investors Trust • Incorporated by reference to Post-Effective Amendment No. 54 to Registration Statement on Form N-1A (File No. 33-23512), as filed on August 1, 2003.

(8.26)

Fund Participation Agreement dated as of May 1, 1998 by and among Aetna Life Insurance and Annuity Company and Aetna Variable Fund, Aetna Variable Encore Fund, Aetna Income Shares, Aetna Balanced VP, Inc., Aetna GET Fund on behalf of each of its series, Aetna Generation Portfolios, Inc. on behalf of each of its series, Aetna Variable Portfolios, Inc. on behalf of each of its series, and Aeltus Investment Management, Inc. • Incorporated by reference to Registration Statement on Form N-4 (File No. 333-56297), as filed on June 8, 1998.

(8.27)

Amendment dated November 9, 1998 to Fund Participation Agreement dated as of May 1, 1998 by and among Aetna Life Insurance and Annuity Company and Aetna Variable Fund, Aetna Variable Encore Fund, Aetna Income Shares, Aetna Balanced VP, Inc., Aetna GET Fund on behalf of each of its series, Aetna Generation Portfolios, Inc. on behalf of each of its series, Aetna Variable Portfolios, Inc. on behalf of each of its series, and Aeltus Investment Management, Inc. • Incorporated by reference to Post-Effective Amendment No. 2 to Registration Statement on Form N-4 (File No. 333-56297), as filed on December 14, 1998.

(8.28)

Second Amendment dated December 31, 1999 to Fund Participation Agreement dated as of May 1, 1998 and amended on November 9, 1998 by and among Aetna Life Insurance and Annuity Company and Aetna Variable Fund, Aetna Variable Encore Fund, Aetna Income Shares, Aetna Balanced VP, Inc., Aetna GET Fund on behalf of each of its series, Aetna Generation Portfolios, Inc. on behalf of each of its series, Aetna Variable Portfolios, Inc. on behalf of each of its series, and Aeltus Investment Management, Inc. • Incorporated by reference to Post-Effective Amendment No. 19 to Registration Statement on Form N-4 (File No. 333-01107), as filed on February 16, 2000.

(8.29)

Third Amendment dated February 11, 2000 to Fund Participation Agreement dated as of May 1, 1998 and amended on November 9, 1998 and December 31, 1999 by and among Aetna Life Insurance and Annuity Company and Aetna Variable Fund, Aetna Variable Encore Fund, Aetna Income Shares, Aetna Balanced VP, Inc., Aetna GET Fund on behalf of each of its series, Aetna Generation Portfolios, Inc. on behalf of each of its series, Aetna Variable Portfolios, Inc. on behalf of each of its series, and Aeltus Investment Management, Inc. • Incorporated by reference to Post-Effective Amendment No. 20 to Registration Statement on Form N-4 (File No. 333-01107), as filed on April 4, 2000.

(8.30)

Fourth Amendment dated May 1, 2000 to Fund Participation Agreement dated as of May 1, 1998 and amended on November 9, 1998, December 31, 1999 and February 11, 2000 by and among Aetna Life Insurance and Annuity Company and Aetna Variable Fund, Aetna Variable Encore Fund, Aetna Income Shares, Aetna Balanced VP, Inc., Aetna GET Fund on behalf of each of its series, Aetna Generation Portfolios, Inc. on behalf of each of its series, Aetna Variable Portfolios, Inc. on behalf of each of its series, and Aeltus Investment Management, Inc. • Incorporated by reference to Post-Effective Amendment No. 20 to Registration Statement on Form N-4 (File No. 333-01107), as filed on April 4, 2000.

(8.31)

Fifth Amendment dated February 27, 2001 to Fund Participation Agreement dated as of May 1, 1998 and amended on November 9, 1998, December 31, 1999, February 11, 2000 and May 1, 2000 by and among Aetna Life Insurance and Annuity Company and Aetna Variable Fund, Aetna Variable Encore Fund, Aetna Income Shares, Aetna Balanced VP, Inc., Aetna GET Fund on behalf of each of its series, Aetna Generation Portfolios, Inc. on behalf of each of its series, Aetna Generation Portfolios, Inc. on behalf of each of its series, Aetna Variable Portfolios, Inc. on behalf of each of its series, and Aeltus Investment Management, Inc. • Incorporated by reference to Post-Effective Amendment No. 24 to Registration Statement on Form N-4 (File No. 333-01107), as filed on April 13, 2001.

(8.32)

Sixth Amendment dated as of June 19, 2001 to Fund Participation Agreement dated as of May 1, 1998 and amended on November 9, 1998, December 31, 1999, February 11, 2000, May 1, 2000 and February 27, 2001 among Aetna Life Insurance and Annuity Company, Aeltus Investment Management, Inc. and Aetna Variable Fund, Aetna Variable Encore Fund, Aetna Income Shares, Aetna Balanced VP, Inc., Aetna GET Fund, on behalf of each of its series, Aetna Generations Portfolios, Inc., on behalf of each of its series, and Aetna Variable Portfolios, Inc., on behalf of each of its series • Incorporated by reference to Post-Effective Amendment No. 32 to Registration Statement on Form N-4 (File No. 33-75988), as filed on April 13, 2004.

(8.33)

Service Agreement dated as of May 1, 1998 between Aeltus Investment Management, Inc. and Aetna Life Insurance and Annuity Company in connection with the sale of shares of Aetna Variable Fund, Aetna Variable Encore Fund, Aetna Income Shares, Aetna Balanced VP, Inc., Aetna GET Fund on behalf of each of its series, Aetna Generation Portfolios, Inc. on behalf of each of its series, and Aetna Variable Portfolios, Inc. on behalf of each of its series • Incorporated by reference to Registration Statement on Form N-4 (File No. 333-56297), as filed on June 8, 1998.

(8.34)

Amendment dated November 4, 1998 to Service Agreement dated as of May 1, 1998 between Aeltus Investment Management, Inc. and Aetna Life Insurance and Annuity Company in connection with the sale of shares of Aetna Variable Fund, Aetna Variable Encore Fund, Aetna Income Shares, Aetna Balanced VP, Inc., Aetna GET Fund on behalf of each of its series, Aetna Generation Portfolios, Inc. on behalf of each of its series and Aetna Variable Portfolios, Inc. on behalf of each of its series • Incorporated by reference to Post-Effective Amendment No. 2 to Registration Statement on Form N-4 (File No. 333-56297), as filed on December 14, 1998.

(8.35)

Second Amendment dated February 11, 2000 to Service Agreement dated as of May 1, 1998 and amended on November 4, 1998 between Aeltus Investment Management, Inc. and Aetna Life Insurance and Annuity Company in connection with the sale of shares of Aetna Variable Fund, Aetna Variable Encore Fund, Aetna Income Shares, Aetna Balanced VP, Inc., Aetna GET Fund on behalf of each of its series, Aetna Generation Portfolios, Inc. on behalf of each of its series and Aetna Variable Portfolios, Inc. on behalf of each of its series • Incorporated by reference to Post-Effective Amendment No. 20 to Registration Statement on Form N-4 (File No. 333-01107), as filed on April 4, 2000.

(8.36)

Third Amendment dated May 1, 2000 to Service Agreement dated as of May 1, 1998 and amended on November 4, 1998 and February 11, 2000 between Aeltus Investment Management, Inc. and Aetna Life Insurance and Annuity Company in connection with the sale of shares of Aetna Variable Fund, Aetna Variable Encore Fund, Aetna Income Shares, Aetna Balanced VP, Inc., Aetna GET Fund on behalf of each of its series, Aetna Generation Portfolios, Inc. on behalf of each of its series and Aetna Variable Portfolios, Inc. on behalf of each of its series • Incorporated by reference to Post-Effective Amendment No. 20 to Registration Statement on Form N-4 (File No. 333-01107), as filed on April 4, 2000.

(8.37)

Fourth Amendment dated as of June 26, 2001 to Service Agreement with Investment Advisor effective as of May 1, 1998, as amended on November 4, 1998, February 11, 2000 and May 1, 2000 between Aeltus Investment Management, Inc. and Aetna Life Insurance and Annuity Company • Incorporated by reference to Post-Effective Amendment No. 32 to Registration Statement on Form N-4 (File No. 33-75988), as filed on April 13, 2004.

(8.38)

Fund Participation Agreement dated as of May 1, 2001 among Pilgrim Variable Products Trust, Aetna Life Insurance and Annuity Company and ING Pilgrim Securities, Inc. • Incorporated by reference to Post-Effective Amendment No. 26 to Registration Statement on Form N-4 (File No. 333-01107), as filed on July 13, 2001.

(8.39)

Amendment dated August 30, 2002 between ING Life Insurance and Annuity Company, ING Variable Products Trust (formerly known as Pilgrim Variable Products Trust) and ING Funds Distributor to Fund Participation Agreement dated May 1, 2001 • Incorporated by reference to Post-Effective Amendment No. 28 to Registration Statement on Form N-4 (File No. 33-75988), as filed on April 10, 2003.

(8.40)

Administrative and Shareholder Services Agreement dated April 1, 2001 between ING Funds Services, LLC and ING Life Insurance and Annuity Company (Administrator for ING Variable Products Trust) • Incorporated by reference to Post-Effective Amendment No. 28 to Registration Statement on Form N-4 (File No. 33-75988), as filed on April 10, 2003.

(8.41)

Fund Participation Agreement dated March 11, 1997 between Aetna Life Insurance and Annuity Company and Oppenheimer Variable Annuity Account Funds and Oppenheimer Funds, Inc. • Incorporated by reference to Post-Effective Amendment No. 27 to Registration Statement on Form N-4 (File No. 33-34370), as filed on April 16, 1997.

(8.42)

First Amendment dated December 1, 1999 to Fund Participation Agreement dated March 11, 1997 between Aetna Life Insurance and Annuity Company and Oppenheimer Variable Annuity Account Funds and Oppenheimer Funds, Inc. • Incorporated by reference to Post-Effective Amendment No. 19 to Registration Statement on Form N-4 (File No. 333-01107), as filed on February 16, 2000.

(8.43)

Service Agreement effective as of March 11, 1997 between Oppenheimer Funds, Inc. and Aetna Life Insurance and Annuity Company • Incorporated by reference to Post-Effective Amendment No. 27 to Registration Statement on Form N-4 (File No. 33-34370), as filed on April 16, 1997.

(8.44)

Fund Participation Agreement dated as of July 1, 2001 between Pioneer Variable Contracts Trust and Aetna Life Insurance and Annuity Company • Incorporated by reference to Post-Effective Amendment No. 27 to Registration Statement on Form N-4 (File No. 333-01107), as filed on October 26, 2001.

	(8.45)	Participation Agreement dated as of March 30, 2004 among Vanguard Variable Insurance Fund and The Vanguard Group, Inc. and Vanguard Marketing Corporation and ING Life Insurance and Annuity Company
(8.46)

(Retail) Participation Agreement dated as of October 1, 2000 by and Among AIM Equity Funds, AIM Distributors, Inc., and Aetna Life Insurance and Annuity Company • Incorporated by reference to Registration Statement on Form N-4 (File No. 333-105479), as filed on May 22, 2003.

(8.47)

(Retail) Shareholder Services Agreement dated as of October 1, 1998 for Sale of Shares of The AIM Mutual Funds • Incorporated by reference to Post-Effective Amendment No. 20 to Registration Statement on Form N-4 (File No. 333-01107), as filed on April 4, 2000.

(8.48)

(Retail) Amendment dated as of October 1, 2000 to Shareholder Services Agreement dated as of October 1, 998 for Sale of Shares of The AIM Mutual Funds • Incorporated by reference to Registration Statement on Form N-4 (File No. 333-105479), as filed on May 22, 2003.

(8.49)

(Retail) Fund Participation Agreement dated as of October 26, 2000 between Alliance Fund Distributors, Inc. and Aetna Life Insurance and Annuity Company • Incorporated by reference to Post-Effective Amendment No. 1 to Registration Statement on Form N-4 (File No. 333-109860), as filed on April 16, 2004.

(8.50)

(Retail) Fund Participation Agreement dated as of April 30, 2003 among Golden American Life Insurance Company, ReliaStar Life Insurance Company, ReliaStar Life Insurance Company of New York, Security Life of Denver Insurance Company, Southland Life Insurance Company, ING Life Insurance and Annuity Company, ING Insurance Company of America, American Funds Insurance Series and Capital Research and Management Company • Incorporated by reference to Post-Effective Amendment No. 20 to Registration Statement on Form N-4 (File No. 333-01107), as filed on April 4, 2000.

(8.51)

(Retail) Business Agreement dated as of April 30, 2003 by and among Golden American Life Insurance Company, ReliaStar Life Insurance Company, ReliaStar Life Insurance Company of New York, Security Life of Denver Insurance Company, Southland Life Insurance Company, ING Life Insurance and Annuity Company, ING Insurance Company of America, ING American Equities, Inc., Directed Services, Inc., American Funds Distributors, Inc. and Capital Research and Management Company • Incorporated by reference to Post-Effective Amendment No. 20 to Registration Statement on Form N-4 (File No. 333-01107), as filed on April 4, 2000.

(8.52)

(Retail) Fund Participation Agreement dated as of April 1, 1998 between Ariel Growth Fund and such other funds as referenced in the Agreement, Ariel Distributors, Inc. and Aetna Life Insurance and Annuity Company • Incorporated by reference to Post-Effective Amendment No. 1 to Registration Statement on Form N-4 (File No. 333-109860), as filed on April 16, 2004.

(8.53)

(Retail) First Amendment dated as of October 1, 2000 to Fund Participation Agreement dated as of April 1, 1998 between Ariel Fund (formerly Ariel Growth Fund) and Ariel Distributors, Inc. and Aetna Life Insurance and Annuity Company • Incorporated by reference to Post-Effective Amendment No. 1 to Registration Statement on Form N-4 (File No. 333-109860), as filed on April 16, 2004.

(8.54)

(Retail) Second Amendment to Fund Participation Agreement dated as of May 1, 2002 to Fund Participation Agreement dated as of April 1, 1998 and amended on October 1, 2000 between Ariel Fund (formerly Growth Fund) and Ariel Distributors, Inc. and Aetna Life Insurance and Annuity Company • Incorporated by reference to Post-Effective Amendment No. 1 to Registration Statement on Form N-4 (File No. 333-109860), as filed on April 16, 2004.

(8.55)

(Retail) Fund Participation Agreement effective as of September 15, 2000 between Aetna Life Insurance and Annuity Company, Baron Asset Fund and all series thereof and Baron Capital, Inc. • Incorporated by reference to Post-Effective Amendment No. 1 to Registration Statement on Form N-4 (File No. 333-109860), as filed on April 16, 2004.

(8.56)

(Retail) First Amendment dated February, 2001 to Fund Participation Agreement effective as of September 15, 2000 between Aetna Life Insurance and Annuity Company, Baron Asset Fund and all series thereof and Baron Capital, Inc. • Incorporated by reference to Post-Effective Amendment No. 1 to Registration Statement on Form N-4 (File No. 333-109860), as filed on April 16, 2004.

(8.57)

(Retail) Fund Participation Agreement dated as of August 15, 2000 by and between Federated Services Company, Federated Distributors, Wachovia Bank, NA and Aetna Life Insurance and Annuity Company • Incorporated by reference to Post-Effective Amendment No. 23 to Registration Statement on Form N-4 (File No. 333-01107), as filed on December 13, 2000.

(8.58)

(Retail) Shareholder Services Agreement dated October 4, 1999 between Federated Administrative Services for the Wachovia Funds and the Wachovia Municipal Funds and Aetna Investment Services, Inc. • Incorporated by reference to Post-Effective Amendment No. 23 to Registration Statement on Form N-4 (File No. 333-01107), as filed on December 13, 2000.

(8.59)

(Retail) First Amendment dated August 15, 2000 to the Shareholder Services Agreement by and among Aetna Investment Services, Inc. and Federated Administrative Services • Incorporated by reference to Post-Effective Amendment No. 23 to Registration Statement on Form N-4 (File No. 333-01107), as filed on December 13, 2000.

(8.60)

(Retail) Participation Agreement dated as of February 17, 1994 between Fidelity Distributors Corporation and Aetna Life Insurance and Annuity Company • Incorporated by reference to Post-Effective Amendment No. 1 to Registration Statement on Form N-4 (File No. 333-109860), as filed on April 16, 2004.

(8.61)

(Retail) First Amendment dated as of February 1 1995 to Fund Participation Agreement dated as of February 17, 1994 between Fidelity Distributors Corporation and Aetna Life Insurance and Annuity Company • Incorporated by reference to Post-Effective Amendment No. 1 to Registration Statement on Form N-4 (File No. 333-109860), as filed on April 16, 2004.

(8.62)

(Retail) Second Amendment dated as of May 1 1995 to Fund Participation Agreement dated as of February 17, 1994 between Fidelity Distributors Corporation and Aetna Life Insurance and Annuity Company. • Incorporated by reference to Post-Effective Amendment No. 1 to Registration Statement on Form N-4 (File No. 333-109860), as filed on April 16, 2004.

(8.63)

(Retail) Third Amendment dated as of November 1 1995 to Fund Participation Agreement dated as of February 17, 1994 between Fidelity Distributors Corporation and Aetna Life Insurance and Annuity Company • Incorporated by reference to Post-Effective Amendment No. 1 to Registration Statement on Form N-4 (File No. 333-109860), as filed on April 16, 2004.

(8.64)

(Retail) Fourth Amendment dated as of September 21 1998 to Fund Participation Agreement dated as of February 17, 1994 between Fidelity Distributors Corporation and Aetna Life Insurance and Annuity Company • Incorporated by reference to Post-Effective Amendment No. 1 to Registration Statement on Form N-4 (File No. 333-109860), as filed on April 16, 2004.

(8.65)

(Retail) Fifth Amendment dated as of October 10 2000 to Fund Participation Agreement dated as of February 17, 1994 between Fidelity Distributors Corporation and Aetna Life Insurance and Annuity Company • Incorporated by reference to Post-Effective Amendment No. 1 to Registration Statement on Form N-4 (File No. 333-109860), as filed on April 16, 2004.

(8.66)

(Retail) Master Shareholder Services Agreement effective as of August 28, 2000 among Franklin Templeton Distributors, Inc, Franklin Templeton Investor Services, Inc. and Aetna Life Insurance and Annuity Company • Incorporated by reference to Post-Effective Amendment No. 1 to Registration Statement on Form N-4 (File No. 333-109860), as filed on April 16, 2004.

(8.67)

(Retail) Amendment dated November 21, 2000 to Master Shareholder Services Agreement effective as of August 28, 2000 among Franklin Templeton Distributors, Inc, Franklin Templeton Investor Services, Inc. and Aetna Life Insurance and Annuity Company • Incorporated by reference to Post-Effective Amendment No. 1 to Registration Statement on Form N-4 (File No. 333-109860), as filed on April 16, 2004.

(8.68)

(Retail) Second Amendment effective as of February 1, 2002 to Master Shareholder Services Agreement effective as of August 28, 2000 among Franklin Templeton Distributors, Inc, Franklin Templeton Investor Services, Inc. and Aetna Life Insurance and Annuity Company • Incorporated by reference to Post-Effective Amendment No. 1 to Registration Statement on Form N-4 (File No. 333-109860), as filed on April 16, 2004.

(8.69)

(Retail) Form of Third Amendment effective as of February 1, 2002 to Master Shareholder Services Agreement effective as of August 28, 2000 among Franklin Templeton Distributors, Inc., Franklin Templeton Investor Services, Inc. and Aetna Life Insurance and Annuity Company

	(8.70)	Form of (Retail) Fund Participation Agreement between ING Equity Trust and ING Life Insurance and Annuity Company
	(8.71)	Form of (Retail) Fund Participation Agreement between ING Funds Trust and ING Life Insurance and Annuity Company.
	(8.72)	Form of (Retail) Fund Participation Agreement between ING Mutual Funds and ING Life Insurance and Annuity Company
(8.73)

(Retail) Fund Participation Agreement dated as of October 30, 2000 among INVESCO Funds Group, Inc. and INVESCO Distributors, Inc. and Aetna Life Insurance and Annuity Company • Incorporated by reference to Post-Effective Amendment No. 1 to Registration Statement on Form N-4 (File No. 333-109860), as filed on April 16, 2004.

(8.74)

(Retail) Fund Participation Agreement dated as of February 1, 2001 between Legg Mason Wood Walker, Inc. and Aetna Life Insurance and Annuity Company • Incorporated by reference to Post-Effective Amendment No. 1 to Registration Statement on Form N-4 (File No. 333-109860), as filed on April 16, 2004.

(8.75)

(Retail ) Selling and Service Agreement dated as of February 1, 2001 by and among Aetna Investment Services, LLC ("AIS"), Aetna Life Insurance and Annuity Company ("ALIAC") and Legg Mason Wood Walker, Inc. • Incorporated by reference to Post-Effective Amendment No. 1 to Registration Statement on Form N-4 (File No. 333-109860), as filed on April 16, 2004.

(8.76)

(Retail) Participation Agreement dated as of May 1, 1996 between Aetna Life Insurance and Annuity Company, Lord Abbett Family of Funds, Lord, Abbett & Co., Lord Abbett Distributor LLC • Incorporated by reference to Registration Statement on Form N-4 (File No. 333-105479), as filed on May 22, 2003.

(8.77)

(Retail) Amendment No. 1 dated February 1, 2001 to Participation Agreement dated as of May 1, 1996 between Aetna Life Insurance and Annuity Company, Lord Abbett Family of Funds, Lord, Abbett & Co., Lord Abbett Distributor LLC • Incorporated by reference to Registration Statement on Form N-4 (File No. 333-105479), as filed on May 22, 2003.

	(8.78)	(Retail) Fund Participation Agreement dated as of September 15, 2000 between MFS Fund Distributors, Inc. and ING Life Insurance and Annuity Company
(8.79)

(Retail) Participation Agreement dated as of August 15, 2000 between Aetna Life Insurance and Annuity Company, OppenheimerFunds Distributor, Inc. and Oppenheimer Funds Services • Incorporated by reference to Post-Effective Amendment No. 23 to Registration Statement on Form N-4 (File No. 333-01107), as filed on December 13, 2000.

(8.80)

(Retail) Fund Participation Agreement dated as of August 8, 2000 between Aetna Life Insurance and Annuity Company and PAX World Balanced Fund, Inc. • Incorporated by reference to Post-Effective Amendment No. 23 to Registration Statement on Form N-4 (File No. 333-01107), as filed on December 13, 2000.

(8.81)

(Retail) Selling and Services Agreement and Fund Participation Agreement dated as of March 11, 2003 by and among ING Life Insurance and Annuity Company, ReliaStar Life Insurance Company, ReliaStar Life Insurance Company of New York, ING Financial Advisers, LLC and PIMCO Advisors Distributors LLC • Incorporated by reference to Post-Effective Amendment No. 1 to Registration Statement on Form N-4 (File No. 333-109860), as filed on April 16, 2004.

(8.82)

(Retail) Fund Participation Agreement dated as of September 21, 2000 between Aetna Life Insurance and Annuity Company, Pioneer Services Corporation, and Pioneer Funds Distributor, Inc. • Incorporated by reference to Registration Statement on Form N-4 (File No. 333-105479), as filed on May 22, 2003.

(8.83)

(Retail) Amendment dated as of August 5, 2003 to Fund Participation Agreement dated as of September 21, 2000 among Pioneering Services Corporation, Pioneer Funds Distributor, Inc. and Aetna Life Insurance and Annuity Company • Incorporated by reference to Post-Effective Amendment No. 1 to Registration Statement on Form N-4 (File No. 333-109860), as filed on April 16, 2004.

(8.84)

(Retail) Trust Networking Agreement dated as of November 7, 2000 by and between Pioneer Investment Management Shareholder Services, Inc. and ING Financial Advisers, LLC • Incorporated by reference to Post-Effective Amendment No. 1 to Registration Statement on Form N-4 (File No. 333-109860), as filed on April 16, 2004.

	(8.85)	(Retail) Fund Participation Agreement dated as of October 10, 2000 between Aetna Life Insurance and Annuity Company, T. Rowe Price Services, Inc.
(8.86)

(Retail) Amendment effective January 1, 2001 to Fund Participation Agreement dated as of October 10, 2000 between Aetna Life Insurance and Annuity Company, T. Rowe Price Services, Inc. • Incorporated by reference to Post-Effective Amendment No. 1 to Registration Statement on Form N-4 (File No. 333-109860), as filed on April 16, 2004.

(8.87)

(Retail) Amendment effective January 1, 2002 to Fund Participation Agreement dated as of October 10, 2000 between Aetna Life Insurance and Annuity Company, T. Rowe Price Services, Inc. • Incorporated by reference to Post-Effective Amendment No. 1 to Registration Statement on Form N-4 (File No. 333-109860), as filed on April 16, 2004.

(8.88)

(Retail) Amendment effective January 1, 2003 to Fund Participation Agreement dated as of October 10, 2000 between Aetna Life Insurance and Annuity Company, T. Rowe Price Services, Inc. • Incorporated by reference to Post-Effective Amendment No. 1 to Registration Statement on Form N-4 (File No. 333-109860), as filed on April 16, 2004.

(8.89)

(Retail) Amendment effective March 4, 2003 to Fund Participation Agreement dated as of October 10, 2000 between Aetna Life Insurance and Annuity Company, T. Rowe Price Services, Inc. • Incorporated by reference to Post-Effective Amendment No. 1 to Registration Statement on Form N-4 (File No. 333-109860), as filed on April 16, 2004.

(8.90)

(Retail) Selling and Services Agreement and Fund Participation Agreement dated as of November 1, 2002 by and among ING Life Insurance and Annuity Company, ING Financial Advisers, LLC, UBS Global Asset Management (US) Inc. and The UBS Funds • Incorporated by reference to Post-Effective Amendment No. 1 to Registration Statement on Form N-4 (File No. 333-109860), as filed on April 16, 2004.

(8.91)

(Retail) First Amendment dated as of December 31, 2003 to Selling and Services Agreement and Fund Participation Agreement dated as of March 11, 2003 by and between ING Life Insurance and Annuity Company, ReliaStar Life Insurance Company, ReliaStar Life Insurance Company of New York and ING Financial Advisers, LLC • Incorporated by reference to Post-Effective Amendment No. 1 to Registration Statement on Form N-4 (File No. 333-109860), as filed on April 16, 2004.

	(9)	Opinion and Consent of Counsel
	(10)	Consent of Independent Registered Public Accounting Firm
	(11)	Not applicable
	(12)	Not applicable
(13.1)

Powers of Attorney • Incorporated herein by reference to Registration Statement on Form N-4 for Separate Account N of Reliastar Life Insurance Company, as filed with the Securities and Exchange Commission on November 19, 2004 (File Nos. 333-120636, 811-09002).

	(13.2)	Authorization for Signatures • Incorporated by reference to Post-Effective Amendment No. 5 to Registration Statement on Form N-4 (File No. 33-75986), as filed on April 12, 1996.
Item 25. Directors and Officers of the Depositor*
Name and Principal Business Address	Positions and Offices with Depositor
Keith Gubbay[1]	Director
Thomas Joseph McInerney[1]	Director
Kathleen Ann Murphy[1]	Director
Catherine H. Smith[2]	Director
Jacques de Vaucleroy[1]	Director and Senior Vice President
David A. Wheat[1]	Director, Senior Vice President and Chief Financial Officer
Brian D. Comer[2]	President
Robert L. Francis 6140 Stonehedge Mall Rd., Ste. 375 Pleasanton, California 94588	Senior Vice President
Shaun Patrick Mathews[2]	Senior Vice President
Stephen Joseph Preston[3]	Senior Vice President
Boyd George Combs[1]	Senior Vice President, Tax
James G. Auger[2]	Vice President
Marie M. Augsberger[2]	Vice President
Pamela M. Barcia[2]	Vice President
Ronald R. Barhorst 7676 Hazard Ctr. Dr. San Diego, California 92108	Vice President
Linda Beblo[3]	Vice President
Jeoffrey A. Block[4]	Vice President
Kevin P. Brown[2]	Vice President
Anthony V. Camp[2]	Vice President
Kevin L. Christensen[4]	Vice President
Andrew D. Chua[5]	Vice President
Elizabeth A. Clifford[3]	Vice President
Patricia Marie Corbett[4]	Vice President
Karen Czizik[5]	Vice President
Terrence O. Davis[3]	Vice President
Robert B. DiMartino[2]	Vice President
Shari Ann Enger[3]	Vice President
Julie A. Foster[4]	Vice President
Brian K. Haendiges[2]	Vice President
Steven J. Haun[4]	Vice President
James Hennessy[6]	Vice President
Ronald Christian Hull[2]	Vice President
William S. Jasien 12701 Fair Lakes Circle, Suite 470 Fairfax, Virginia 22033	Vice President
David Kelsey[2]	Vice President
Mary Ann Langevin[2]	Vice President
Roger Ernest Lavallee[2]	Vice President
Frederick C. Litow[1]	Vice President
Thomas A. Lutter[3]	Vice President
Gregory J. Miller[2]	Vice President
Todd E. Nevenhoven[4]	Vice President
Peg O. Norris[3]	Vice President
Ethel Pippin[2]	Vice President
Mary Kathleen Reid[2]	Vice President
Robert A. Richard[2]	Vice President
Michael Roland[6]	Vice President
Eric Steelman[3]	Vice President
Carl P. Steinhilber[2]	Vice President
Laurie M. Tillinghast[2]	Vice President
Stanley Vyner[7]	Vice President
Barry G. Ward[1]	Vice President
Christopher Robert Welp[4]	Vice President
Mary Broesch[3]	Vice President and Actuary
Bruce T. Campbell[2]	Vice President and Actuary
Richard Lau[3]	Vice President and Actuary
Mark D. Sperry[2]	Vice President and Actuary
Alice Su3	Vice President and Actuary
Lawrence D. Taylor[5]	Vice President and Actuary
Terry J. Boucher[2]	Vice President and Appointed Actuary
Roger W. Fisher[1]	Vice President and Chief Accounting Officer
John R. Dobo[5]	Vice President and Chief Actuary
David Scott Pendergrass[1]	Vice President and Treasurer
Dawn Peck[1]	Vice President, Assistant Treasurer
Ira Braunstein[1]	Vice President, Investments
Robert P. Browne[1]	Vice President, Investments
Daniel J. Foley[1]	Vice President, Investments
Christopher P. Lyons[1]	Vice President, Investments
Gregory G. McGreevey[1]	Vice President, Investments
Maurice Melvin Moore[1]	Vice President, Investments
Joseph J. Elmy[2]	Vice President, Tax
Paula Cludray-Engelke[8]	Secretary
James M. Desrocher Lincoln National Life Insurance Company 350 Church Street, MPR1 Hartford, CT 06103-1106	Illustration Actuary
Jane A. Boyle[2]	Assistant Secretary
Diana R. Cavender[8]	Assistant Secretary
Linda H. Freitag[1]	Assistant Secretary
Daniel F. Hinkel[1]	Assistant Secretary
William Hope[1]	Assistant Secretary
Joseph D. Horan[1]	Assistant Secretary
David Lee Jacobson[3]	Assistant Secretary
Rita J. Kummer[1]	Assistant Secretary
Donna M. O'Brien[2]	Assistant Secretary
Krystal L. Ols[8]	Assistant Secretary
Loralee Ann Renelt[8]	Assistant Secretary
Carol Semplice[2]	Assistant Secretary
Linda Ellen Senker[3]	Assistant Secretary
Patricia M. Smith[2]	Assistant Secretary
Edwina Steffer[8]	Assistant Secretary
John F. Todd[2]	Assistant Secretary
Diane Yell[9]	Assistant Secretary
Glenn Allan Black[1]	Tax Officer
Terry L. Owens[1]	Tax Officer
James Taylor[1]	Tax Officer
*	These individuals may also be directors and/or officers of other affiliates of the Company.
1	The principal business address of these directors and these officers is 5780 Powers Ferry Road, N.W., Atlanta, Georgia 30327.
2	The principal business address of this director and these officers is 151 Farmington Avenue, Hartford, Connecticut 06156.
3	The principal business address of these officers is 1475 Dunwoody Drive, West Chester, Pennsylvania 19380.
4	The principal business address of these officers is 909 Locust Street, Des Moines, Iowa 50309.
5	The principal business address of these officers is 1290 Broadway, Denver, Colorado 80203
6	The principal business address of this officer is 7337 E Doubletree Ranch Road, Scottsdale, Arizona 85258.
7	The principal business address of this officer is 520 Madison Avenue, 10th Floor, New York, New York 10022.
8	The principal business address of these officers is 20 Washington Avenue South, Minneapolis, Minnesota 55401.
9	The principal business address of this officer is 100 Washington Square, Minneapolis, Minnesota 55401.
Item 26. Persons Controlled by or Under Common Control with the Depositor or Registrant

Incorporated herein by reference to Item 26 in Post-Effective Amendment No. 2 to Registration Statement on Form N-4 for Separate Account B of ING USA Annuity and Life Insurance Company (File No. 333-90516), as filed on April 9, 2004.

Item 27. Number of Contract Owners
As of December 31, 2004, there were 601,420 individuals holding interests in variable annuity contracts funded through Variable Annuity Account C.
Item 28. Indemnification

Section 33-779 of the Connecticut General Statutes ("CGS") provides that a corporation may provide indemnification of or advance expenses to a director, officer, employee or agent only as permitted by Sections 33-770 to 33-778, inclusive, of the CGS. Reference is hereby made to Section 33-771(e) of the CGS regarding indemnification of directors and Section 33-776(d) of CGS regarding indemnification of officers, employees and agents of Connecticut corporations. These statutes provide in general that Connecticut corporations incorporated prior to January 1, 1997 shall, except to the extent that their certificate of incorporation expressly provides otherwise, indemnify their directors, officers, employees and agents against "liability" (defined as the obligation to pay a judgment, settlement, penalty, fine, including an excise tax assessed with respect to an employee benefit plan, or reasonable expenses incurred with respect to a proceeding) when (1) a determination is made pursuant to Section 33-775 that the party seeking indemnification has met the standard of conduct set forth in Section 33-771 or (2) a court has determined that indemnification is appropriate pursuant to Section 33-774. Under Section 33-775, the determination of and the authorization for indemnification are made (a) by the disinterested directors, as defined in Section 33-770(3); (b) by special counsel; (c) by the shareholders; or (d) in the case of indemnification of an officer, agent or employee of the corporation, by the general counsel of the corporation or such other officer(s) as the board of directors may specify. Also, Section 33-772 with Section 33-776 provide that a corporation shall indemnify an individual who was wholly successful on the merits or otherwise against reasonable expenses incurred by him in connection with a proceeding to which he was a party because he is or was a director, officer, employee, or agent of the corporation. Pursuant to Section 33-771(d), in the case of a proceeding by or in the right of the corporation or with respect to conduct for which the director, officer, agent or employee was adjudged liable on the basis that he received a financial benefit to which he was not entitled, indemnification is limited to reasonable expenses incurred in connection with the proceeding against the corporation to which the individual was named a party.

The statute does specifically authorize a corporation to procure indemnification insurance on behalf of an individual who was a director, officer, employee or agent of the corporation. Consistent with the statute, ING Groep N.V. maintains an umbrella insurance policy with an international insurer to cover errors and omissions, directors and officers, employment practices, fiduciary and fidelity. The policy covers ING Groep N.V. and any company in which ING Groep N.V. has controlling interest of 50% or more. This would encompass the principal underwriter as well as the depositor.

Section 20 of the ING Financial Advisers, LLC Limited Liability Company Agreement provides that ING Financial Advisers, LLC will indemnify certain persons against any loss, damage, claim or expenses (including legal fees) incurred by such person if he is made a party or is threatened to be made a party to a suit or proceeding because he was a member, officer, director, employee or agent of ING Financial Advisers, LLC, as long as he acted in good faith on behalf of ING Financial Advisers, LLC and in a manner reasonably believed to be within the scope of his authority. An additional condition requires that no person shall be entitled to indemnity if his loss, damage, claim or expense was incurred by reason of his gross negligence or willful misconduct. This indemnity provision is authorized by and is consistent with Title 8, Section 145 of the General Corporation Law of the State of Delaware.

Item 29. Principal Underwriter
(a)

In addition to serving as the principal underwriter for the Registrant, ING Financial Advisers, LLC also acts as the principal underwriter for ING Partners, Inc. (a management investment company registered under the Investment Company Act of 1940 (1940 Act)). Additionally, ING Financial Advisers, LLC acts as the principal underwriter for Variable Life Account B of ING Life Insurance and Annuity Company (ILIAC), Variable Life Account C of ILIAC, Variable Annuity Account B of ILIAC and Variable Annuity Account G of ILIAC (separate accounts of ILIAC registered as unit investment trusts under the 1940 Act). ING Financial Advisers, LLC is also the principal underwriter for (i) Variable Annuity Account I of ING Insurance Company of America (IICA) (a separate account of IICA registered as a unit investment trust under the 1940 Act), (ii) Separate Account N of ReliaStar Life Insurance Company (RLIC) (a separate account of RLIC registered as a unit investment trust under the 1940 Act.), (iii) ReliaStar Select Variable Account of ReliaStar Life Insurance Company (a separate account of RLIC registered as a unit investment trusts under the 1940 Act), (iv) MFS ReliaStar Variable Account (a separate account of RLIC registered as a unit investment trusts under the 1940 Act), (v) Northstar Variable Account (a separate account of RLIC registered as a unit investment trusts under the 1940 Act) (vi) ReliaStar Life Insurance Company of New York Variable Annuity Funds A, B, C (a management investment company registered under the 1940 Act), (vii) ReliaStar Life Insurance Company of New York Variable Annuity Funds D, E, F, G, H, I (a management investment company registered under the 1940 Act), (viii) ReliaStar Life Insurance Company of New York Variable Annuity Funds M, P, and Q (a management investment company registered under the1940 Act), and (ix) ReliaStar Life Insurance Company of New York Variable Annuity Funds M P (a management investment company registered under the1940 Act).

(b)	The following are the directors and officers of the Principal Underwriter:
Name and Principal Business Address	Positions and Offices with Principal Underwriter
Ronald R. Barhorst 7676 Hazard Ctr. Dr. San Diego, CA 92108	Director and President
Robert L. Francis[1]	Director and Senior Vice President
Shaun Patrick Mathews[2]	Director and Senior Vice President
Boyd George Combs[3]	Senior Vice President, Tax
Susan J. Stamm[2]	Chief Financial Officer
Maryellen R. Allen[2]	Vice President
Douglas J. Ambrose[1]	Vice President
Louis E. Bachetti 581 Main Street, 4th Fl. Woodbridge, NJ 07095	Vice President
Pamela Mulvey Barcia[2]	Vice President
Robert H. Barley[2]	Vice President
David A. Brounley[2]	Vice President
Brian D. Comer[2]	Vice President
Keith J. Green[3]	Vice President
Brian K. Haendiges[2]	Vice President
Bernard P. Heffernon 10740 Nall Ave., Ste. 120 Overland Park, KS 66211	Vice President
William S. Jasien[4]	Vice President
David Kelsey[2]	Vice President
Mary Ann Langevin[2]	Vice President
Christina Lareau[2]	Vice President
Katherine E. Lewis 2675 N Mayfair Road, Ste. 501 Milwaukee, WI 53226	Vice President
Susan J. K. Lewis 16530 Ventura Blvd., Ste. 600 Encino, CA 91436	Vice President
David J. Linney 2900 N. Loop W., Ste. 180 Houston, TX 77092	Vice President
Frederick C. Litow[3]	Vice President
Mark R. Luckinbill 2841 Plaza Place, Ste. 210 Raleigh, NC 27612	Vice President
Richard T. Mason 440 S. Warren St., Ste. 702 Syracuse, NY 13202	Vice President
Scott T. Neeb[1]	Vice President
Ethel Pippin[2]	Vice President
Mary Kathleen Reid[2]	Vice President
Deborah Rubin[4]	Vice President
Frank W. Snodgrass 150 4th Ave., N., Ste. 410 Nashville, TN 37219	Vice President
Terran Titus[2]	Vice President
Bess B. Twyman[2]	Vice President
S. Bradford Vaughan, Jr. 601 Union St., Ste. 810 Seattle, WA 98101	Vice President
Judeen T. Wrinn[2]	Vice President
Therese M. Squillacote[2]	Vice President and Chief Compliance Officer
David Scott Pendergrass[1]	Vice President and Treasurer
Joseph Elmy[2]	Vice President, Tax
Paula Cludray-Engelke[5]	Secretary
Loralee Ann Renelt[5]	Assistant Secretary
John F. Todd[2]	Assistant Secretary
Robert J. Scalise[2]	Assistant Treasurer
Glenn Allan Black[3]	Tax Officer
G. Michael Fell[3]	Tax Officer
Terry L. Owens[3]	Tax Officer
James Taylor[3]	Tax Officer
1	The principal business address of this director and these officers is 6140 Stonehedge Mall Rd., Ste. 375, Pleasanton, California 94588.
2	The principal business address of this director and these officers is 151 Farmington Avenue, Hartford, Connecticut 06156.
3	The principal business address of these officers is 5780 Powers Ferry Road, N.W., Atlanta, Georgia 30327.
4	The principal business address of these officers is 12701 Fair Lakes Circle, Suite 470, Fairfax, Virginia 22033.
5	The principal business address of these officers is 20 Washington Avenue South, Minneapolis, Minnesota 55401.
(c)	Compensation to Principal Underwriter during last fiscal year:
(1)	(2)	(3)	(4)	(5)

Name of Principal Underwriter	Net Underwriting Discounts and Commissions	Compensation on Redemption or Annuitization	Brokerage Commissions	Compensation*

ING Financial Advisers, LLC	$33,938,738.36
*

Reflects compensation paid to ING Financial Advisers, LLC attributable to regulatory and operating expenses associated with the distribution of all products issued by Variable Annuity Account C of ING Life Insurance and Annuity Company during 2003.

Item 30. Location of Accounts and Records

All accounts, books and other documents required to be maintained by Section 31(a) of the 1940 Act and the rules under it relating to the securities described in and issued under this Registration Statement are maintained by ING Life Insurance and Annuity Company at 151 Farmington Avenue, Hartford, Connecticut 06156 and at ING Americas at 5780 Powers Ferry Road, Atlanta, Georgia 30327-4390.

Item 31. Management Services
Not applicable
Item 32. Undertakings
Registrant hereby undertakes:
(a)

to file a post-effective amendment to this registration statement on Form N-4 as frequently as is necessary to ensure that the audited financial statements in the registration statement are never more than sixteen months old for as long as payments under the variable annuity contracts may be accepted;

(b)

to include as part of any application to purchase a contract offered by a prospectus which is part of this registration statement on Form N-4, a space that an applicant can check to request a Statement of Additional Information; and

(c)	to deliver any Statement of Additional Information and any financial statements required to be made available under this Form N-4 promptly upon written or oral request.

The Company hereby represents that it is relying upon and complies with the provisions of Paragraphs (1) through (4) of the SEC Staff's No-Action Letter dated November 28, 1988 with respect to language concerning withdrawal restrictions applicable to plans established pursuant to Section 403(b) of the Internal Revenue Code. See American Counsel of Life Insurance; SEC No-Action Letter, [1988 WL 1235221 *13 (S.E.C.)]

Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a director, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question of whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

ING Life Insurance and Annuity Company represents that the fees and charges deducted under the contracts covered by this registration statement, in the aggregate, are reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by the insurance company.

SIGNATURES

As required by the Securities Act of 1933, and the Investment Company Act of 1940, the Registrant, Variable Annuity Account C of ING Life Insurance and Annuity Company, certifies that it meets the requirements of Securities Act Rule 485(b) for effectiveness of this Post-Effective Amendment to its Registration Statement on Form N-4 (File No. 333-109860) and has duly caused this Post-Effective Amendment to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Hartford, State of Connecticut, on the 14th day of February, 2005.

VARIABLE ANNUITY ACCOUNT C OF ING LIFE INSURANCE AND ANNUITY COMPANY
(Registrant)
	By:	ING LIFE INSURANCE AND ANNUITY COMPANY
(Depositor)
	By:	Brian Comer*

Brian Comer President
As required by the Securities Act of 1933, this Post-Effective Amendment No. 2 to the Registration Statement has been signed by the following persons in the capacities and on the dates indicated.
Signature	Title		Date

Brian Comer*	Director and President	)

Brian Comer	(principal executive officer))
)
Thomas J. McInerney*	Director	)	February

Thomas J. McInerney		)	14, 2005
)
Kathleen A. Murphy*	Director	)

Kathleen A. Murphy		)
)
Catherine H. Smith*	Director	)

Catherine H. Smith		)
)
Jacques de Vaucleroy*	Director	)

Jacques de Vaucleroy		)
)
David A. Wheat*	Director and Chief Financial Officer	)

David A. Wheat		)

Roger Fisher*	Chief Accounting Officer	)

Roger Fisher		)

By:	/s/ Michael A. Pignatella

Michael A. Pignatella *Attorney-in-Fact
VARIABLE ANNUITY ACCOUNT C Exhibit Index
Exhibit No.	Exhibit

99-B.8.45

(Retail) Participation Agreement dated as of March 30, 2004 among Vanguard Variable Insurance Fund and The Vanguard Group, Inc. and Vanguard Marketing Corporation and ING Life Insurance and Annuity Company

99-B.8.69

(Retail) Form of Third Amendment effective as of February 1, 2002 to Master Shareholder Services Agreement effective as of August 28, 2000 among Franklin Templeton Distributors, Inc., Franklin Templeton Investor Services, Inc. and Aetna Life Insurance and Annuity Company

99-B.8.70	Form of (Retail) Fund Participation Agreement between ING Equity Trust and ING Life Insurance and Annuity Company

99-B.8.71	Form of (Retail) Fund Participation Agreement between ING Funds Trust and ING Life Insurance and Annuity Company

99-B.8.72	Form of (Retail) Fund Participation Agreement between ING Mutual Funds and ING Life Insurance and Annuity Company

99-B.8.78	(Retail) Fund Participation Agreement dated as of September 15, 2000 between MFS Fund Distributors, Inc. and ING Life Insurance and Annuity Company

99-B.9	Opinion and Consent of Counsel

99-B.10	Consent of Independent Registered Public Accounting Firm